UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-06200

Schwab Investments

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(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California  94105

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(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments

211 Main Street, San Francisco, California  94105

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 636-7000

Date of fiscal year end:  August 31

Date of reporting period:   February 29, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 29, 2020
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 29, 2020
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	2.87%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	2.91%
Fund Category: Morningstar Inflation Protected Bond[1]	2.40%
Performance Details	page 7

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	3.33%
Bloomberg Barclays US Aggregate Bond Index	3.39%
Fund Category: Morningstar Intermediate Core Bond[1]	3.03%
Performance Details	page 8

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	2.33%
Bloomberg Barclays US Government/Credit 1-5 Year Index	2.32%
Fund Category: Morningstar Short-Term Bond[1]	1.80%
Performance Details	page 9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, the outlook for bond yields was favorable as recession fears eased. U.S. stock market performance was also strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending stock markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days and global markets saw similar sell-offs. The sudden health crisis and U.S. stock market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash and fixed income. In this environment, bond prices rallied and yields were pushed down to historically low levels. (Bond yields and bond prices move in opposite directions.) For the reporting period, the broad U.S. bond market, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned 3.4%. In contrast, the S&P 500® Index returned 1.9%, erasing double-digit gains from earlier in the period.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or remaining too risk-averse. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Taxable Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

For the six-month reporting period ended February 29, 2020, U.S. fixed-income markets generated positive returns as the U.S. economy continued its steady, albeit slowing, expansion. Until the final week of the reporting period, despite global economic weakness and ongoing trade concerns, U.S. equity markets were robust, buoyed by two interest rate cuts during the period and an announcement in December of a partial trade resolution between the U.S. and China. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global equity selloff that sent major market indices into bear-market territory, resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record. As investors flocked to the perceived safety of fixed-income securities, bond prices soared as yields were driven to historically low levels. (Bond yields and bond prices move in opposite directions.) For the reporting period, the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. bond market, returned 3.39%, while the Bloomberg Barclays US Government/Credit 1–5 Year Index returned 2.32%. The Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) returned 2.91% for the reporting period.
The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained low, ending the period close to its lowest rate in 50 years. Consumer confidence remained solid for most of the reporting period. Inflation crept slightly higher over the reporting period.
In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve (Fed), while others maintained low—and for some international central banks, negative—interest rates. In the U.S, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing—and following one 0.25% interest rate cut in July—the Fed enacted two interest rate cuts by the end of the reporting period—in September and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. Outside the U.S., the European Central Bank held interest rates steady, unchanged since March 2016. The Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.75%, where it has remained since August 2018.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Early in the reporting period, strength in equity markets put pressure on bond prices as investor demand waned, driving yields higher. The yield on the benchmark 10-year U.S. Treasury, began the period at 1.50% and hovered between 1.5% and 2.0% for most of the reporting period. But as COVID-19-related anxiety intensified and investors fled to the perceived safety of U.S. debt, the 10-year yield was pushed sharply lower, falling to a record low of 1.13% by the end of the period. Short-term rates declined as well, in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.99% to 1.27% over the reporting period, resulting in an inversion of parts of the yield curve, which is often an indicator of a possible recession. Outside the U.S., bond yields generally remained low.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and fixed-income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	2.87%	10.68%	2.81%	3.42%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	2.91%	10.76%	2.94%	3.67%
Fund Category: Morningstar Inflation Protected Bond[2]	2.40%	9.12%	2.34%	3.08%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	-1.00%
12-Month Distribution Yield	2.13%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	8.4 Yrs
Weighted Average Duration[6]	7.8 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	3.33%	11.58%	4.96%
Bloomberg Barclays US Aggregate Bond Index	3.39%	11.68%	5.11%
Fund Category: Morningstar Intermediate Core Bond[2]	3.03%	10.62%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	2.05%
12-Month Distribution Yield	2.76%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[7]	7.9 Yrs
Weighted Average Duration[7]	5.9 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab U.S. Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.5% of net assets on February 29, 2020.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
[8]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	2.33%	6.33%	2.94%
Bloomberg Barclays US Government/Credit 1-5 Year Index	2.32%	6.36%	3.05%
Fund Category: Morningstar Short-Term Bond[2]	1.80%	4.94%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	1.43%
12-Month Distribution Yield	2.32%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	2.8 Yrs
Weighted Average Duration[6]	2.7 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Short-Term Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$1,028.70	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$1,033.30	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$1,023.30	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$11.50	$10.97	$11.18	$11.39	$10.94	$11.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.25	0.36	0.23	0.17	0.08
Net realized and unrealized gains (losses)	0.26	0.55	(0.28)	(0.20)	0.39	(0.41)
Total from investment operations	0.32	0.80	0.08	0.03	0.56	(0.33)
Less distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.29)	(0.24)	(0.08)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.03)	(0.02)
Total distributions	(0.17)	(0.27)	(0.29)	(0.24)	(0.11)	(0.17)
Net asset value at end of period	$11.65	$11.50	$10.97	$11.18	$11.39	$10.94
Total return	2.87%[2]	7.42%	0.71%	0.35%	5.22%	(2.90%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%	0.28%[4]	0.61%	0.58%[5]
Net operating expenses	N/A	N/A	N/A6	0.11%[4]	0.19%	0.16%[5]
Net investment income (loss)	1.14%[3]	2.27%	3.29%	2.07%	1.54%	0.73%
Portfolio turnover rate	11%[2]	25%	18%	17%	24%	33%
Net assets, end of period (x 1,000,000)	$1,120	$923	$746	$565	$309	$274

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017 the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
The ratio of total expenses and net operating expenses would have been 0.61% and 0.19%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.9% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/21	39,952,872	40,022,318
0.63%, 07/15/21	33,523,456	34,022,567
0.13%, 01/15/22	36,979,939	37,265,451
0.13%, 04/15/22	39,001,239	39,305,696
0.13%, 07/15/22	37,156,963	37,701,889
0.13%, 01/15/23	38,153,346	38,661,547
0.63%, 04/15/23	38,062,172	39,172,088
0.38%, 07/15/23	38,059,840	39,147,789
0.63%, 01/15/24	37,890,175	39,370,752
0.50%, 04/15/24	27,410,524	28,378,691
0.13%, 07/15/24	37,270,563	38,267,013
0.13%, 10/15/24	26,954,046	27,709,033
0.25%, 01/15/25	37,374,928	38,571,289
2.38%, 01/15/25	23,723,115	26,948,250
0.38%, 07/15/25	37,256,968	38,959,072
0.63%, 01/15/26	33,543,330	35,516,386
2.00%, 01/15/26	16,830,837	19,190,599
0.13%, 07/15/26	31,553,195	32,658,760
0.38%, 01/15/27	31,311,425	32,859,164
2.38%, 01/15/27	13,757,462	16,351,853
0.38%, 07/15/27	31,029,892	32,780,866
0.50%, 01/15/28	30,684,078	32,674,568
1.75%, 01/15/28	14,383,805	16,725,324
3.63%, 04/15/28	12,115,526	16,000,231
0.75%, 07/15/28	30,132,296	32,977,433
0.88%, 01/15/29	29,954,815	33,130,336
2.50%, 01/15/29	13,903,287	17,401,158
3.88%, 04/15/29	14,766,072	20,443,529
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/15/29	32,107,890	33,932,984
0.13%, 01/15/30	11,761,216	12,293,395
3.38%, 04/15/32	5,611,631	8,092,306
2.13%, 02/15/40	7,517,075	10,698,928
2.13%, 02/15/41	9,675,574	13,936,566
0.75%, 02/15/42	16,926,388	19,489,098
0.63%, 02/15/43	12,524,157	14,085,509
1.38%, 02/15/44	18,860,593	24,633,465
0.75%, 02/15/45	21,055,636	24,440,747
1.00%, 02/15/46	14,447,331	17,781,970
0.88%, 02/15/47	13,907,774	16,781,625
1.00%, 02/15/48	13,390,488	16,710,768
1.00%, 02/15/49	12,880,916	16,216,819
0.25%, 02/15/50	6,747,637	7,073,262
Total Treasuries
(Cost $1,046,592,698)		1,118,381,094
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	1,092,832	1,092,832
Total Other Investment Company
(Cost $1,092,832)		1,092,832
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,118,381,094	$—	$1,118,381,094
Other Investment Company[1]	1,092,832	—	—	1,092,832
Total	$1,092,832	$1,118,381,094	$—	$1,119,473,926
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,047,685,530)		$1,119,473,926
Receivables:
Investments sold		9,398,673
Fund shares sold		3,658,232
Interest		1,219,535
Dividends	+	1,192
Total assets		1,133,751,558
Liabilities
Payables:
Investments bought		7,073,900
Investment adviser fees		43,116
Fund shares redeemed	+	6,688,178
Total liabilities		13,805,194
Net Assets
Total assets		1,133,751,558
Total liabilities	–	13,805,194
Net assets		$1,119,946,364
Net Assets by Source
Capital received from investors		1,055,479,002
Total distributable earnings		64,467,362

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,119,946,364		96,093,177		$11.65

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income (Loss)
Interest		$5,888,997
Dividends	+	7,282
Total investment income		5,896,279
Expenses
Investment adviser fees		248,013
Total expenses	–	248,013
Net investment income		5,648,266
Realized and Unrealized Gains (Losses)
Net realized gains on investments		291,539
Net change in unrealized appreciation (depreciation) on investments	+	26,106,503
Net realized and unrealized gains		26,398,042
Increase in net assets resulting from operations		$32,046,308

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$5,648,266	$18,694,759
Net realized gains (losses)		291,539	(2,068,223)
Net change in unrealized appreciation (depreciation)	+	26,106,503	47,330,306
Increase in net assets from operations		32,046,308	63,956,842
Distributions to Shareholders
Total distributions		($14,928,816)	($19,431,771)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,704,332	$291,984,413	31,229,259	$339,938,125
Shares reinvested		1,092,527	12,302,672	1,437,963	15,569,916
Shares redeemed	+	(10,973,535)	(124,880,078)	(20,392,723)	(222,851,445)
Net transactions in fund shares		15,823,324	$179,407,007	12,274,499	$132,656,596
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		80,269,853	$923,421,865	67,995,354	$746,240,198
Total increase	+	15,823,324	196,524,499	12,274,499	177,181,667
End of period		96,093,177	$1,119,946,364	80,269,853	$923,421,865

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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17[1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.46	$9.78	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.28	0.25	0.12
Net realized and unrealized gains (losses)	0.21	0.69	(0.37)	0.17
Total from investment operations	0.34	0.97	(0.12)	0.29
Less distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.26)	(0.13)
Net asset value at end of period	$10.66	$10.46	$9.78	$10.16
Total return	3.33%[3]	10.15%	(1.17%)	2.88%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%	0.04%[4]
Net investment income (loss)	2.62%[4]	2.86%	2.52%	2.32%[4]
Portfolio turnover rate[5]	31%[3]	91%	97%	39%[3],[6]
Net assets, end of period (x 1,000,000)	$3,729	$2,971	$2,006	$1,445

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Portfolio turnover rate excludes in-kind transactions.

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.8% of net assets

Financial Institutions 7.8%
Banking 5.5%
Ally Financial, Inc.
4.13%, 02/13/22	250,000	261,211
5.13%, 09/30/24	150,000	166,385
8.00%, 11/01/31	450,000	625,468
American Express Co.
3.70%, 11/05/21 (a)	150,000	155,676
2.75%, 05/20/22 (a)	250,000	256,223
2.50%, 08/01/22 (a)	250,000	255,804
2.65%, 12/02/22	400,000	412,406
3.40%, 02/27/23 (a)	250,000	263,144
3.70%, 08/03/23 (a)	500,000	535,532
3.40%, 02/22/24 (a)	200,000	214,278
2.50%, 07/30/24 (a)	350,000	362,672
3.00%, 10/30/24 (a)	250,000	264,935
4.20%, 11/06/25 (a)	150,000	169,751
3.13%, 05/20/26 (a)	150,000	162,474
4.05%, 12/03/42	150,000	189,353
American Express Credit Corp.
2.25%, 05/05/21 (a)	195,000	196,505
2.70%, 03/03/22 (a)	150,000	153,904
3.30%, 05/03/27 (a)	250,000	274,461
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	250,000	253,156
2.55%, 11/23/21	250,000	254,815
2.63%, 05/19/22	250,000	257,213
2.05%, 11/21/22	250,000	254,625
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,444
3.13%, 02/23/23	200,000	207,751
3.85%, 04/12/23	200,000	212,055
2.71%, 06/27/24	200,000	207,688
5.18%, 11/19/25	200,000	228,138
4.25%, 04/11/27	200,000	223,761
4.38%, 04/12/28	200,000	226,842
3.31%, 06/27/29	200,000	215,750
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	200,575
BancorpSouth Bank
4.13%, 11/20/29 (a)(c)	50,000	51,787
Bank of America Corp.
2.63%, 04/19/21 (b)	794,000	805,172
5.00%, 05/13/21	260,000	271,066
5.70%, 01/24/22	474,000	512,536
2.50%, 10/21/22 (a)	500,000	508,392
3.30%, 01/11/23	450,000	472,752
3.12%, 01/20/23 (a)(c)	150,000	154,114
2.88%, 04/24/23 (a)(c)	150,000	154,139
2.82%, 07/21/23 (a)(c)	250,000	257,259
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.10%, 07/24/23	500,000	542,285
3.00%, 12/20/23 (a)(c)	750,000	777,634
4.13%, 01/22/24	500,000	546,140
3.55%, 03/05/24 (a)(c)	300,000	316,312
4.00%, 04/01/24	250,000	272,530
3.86%, 07/23/24 (a)(c)	450,000	481,324
4.20%, 08/26/24	400,000	439,588
4.00%, 01/22/25	150,000	163,784
3.46%, 03/15/25 (a)(c)	450,000	479,524
3.95%, 04/21/25	450,000	491,013
3.88%, 08/01/25	250,000	276,906
3.09%, 10/01/25 (a)(c)	250,000	264,359
2.46%, 10/22/25 (a)(c)	250,000	257,768
3.37%, 01/23/26 (a)(c)	250,000	267,645
2.02%, 02/13/26 (a)(c)	250,000	251,923
4.45%, 03/03/26	600,000	677,076
3.50%, 04/19/26 (b)	500,000	546,810
4.25%, 10/22/26	250,000	278,404
3.56%, 04/23/27 (a)(c)	250,000	272,170
3.25%, 10/21/27 (a)	200,000	214,819
4.18%, 11/25/27 (a)	250,000	278,365
3.82%, 01/20/28 (a)(c)	400,000	442,708
3.71%, 04/24/28 (a)(c)	250,000	275,153
3.59%, 07/21/28 (a)(c)	300,000	328,891
3.42%, 12/20/28 (a)(c)	850,000	918,574
3.97%, 03/05/29 (a)(c)	500,000	563,585
4.27%, 07/23/29 (a)(c)	550,000	634,455
3.97%, 02/07/30 (a)(c)	350,000	396,973
3.19%, 07/23/30 (a)(c)	400,000	429,792
2.88%, 10/22/30 (a)(c)	250,000	261,946
2.50%, 02/13/31 (a)(c)	550,000	558,877
6.11%, 01/29/37	400,000	563,076
4.24%, 04/24/38 (a)(c)	250,000	302,522
4.08%, 04/23/40 (a)(c)	450,000	535,831
5.88%, 02/07/42	150,000	223,681
5.00%, 01/21/44	300,000	406,570
4.75%, 04/21/45	100,000	132,307
4.44%, 01/20/48 (a)(c)	450,000	578,196
3.95%, 01/23/49 (a)(c)	200,000	241,521
4.33%, 03/15/50 (a)(c)	450,000	574,650
Bank of America NA
6.00%, 10/15/36	418,000	588,513
Bank of Montreal
1.90%, 08/27/21	300,000	302,336
2.90%, 03/26/22	200,000	205,933
2.35%, 09/11/22	250,000	255,725
2.55%, 11/06/22 (a)	250,000	258,188
3.30%, 02/05/24	250,000	265,999
2.50%, 06/28/24	200,000	207,629
4.34%, 10/05/28 (a)(c)	250,000	269,321
3.80%, 12/15/32 (a)(c)	200,000	218,362
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	113,444

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barclays PLC
3.20%, 08/10/21	200,000	204,034
3.68%, 01/10/23 (a)	250,000	258,209
4.61%, 02/15/23 (a)(c)	400,000	420,558
4.34%, 05/16/24 (a)(c)	200,000	213,384
4.38%, 09/11/24	200,000	213,596
3.65%, 03/16/25	550,000	585,863
3.93%, 05/07/25 (a)(c)	250,000	266,239
4.38%, 01/12/26	500,000	555,972
5.20%, 05/12/26	300,000	336,309
4.34%, 01/10/28 (a)	200,000	219,983
4.84%, 05/09/28 (a)	250,000	275,921
4.97%, 05/16/29 (a)(c)	250,000	289,175
5.09%, 06/20/30 (a)(c)	300,000	339,925
5.25%, 08/17/45	200,000	256,353
4.95%, 01/10/47	200,000	249,643
BBVA USA
2.88%, 06/29/22 (a)	250,000	257,156
3.88%, 04/10/25 (a)	250,000	271,155
BNP Paribas S.A.
3.25%, 03/03/23	195,000	205,254
4.25%, 10/15/24	200,000	217,361
BPCE S.A.
2.75%, 12/02/21	250,000	256,084
4.00%, 04/15/24	250,000	272,950
3.38%, 12/02/26	250,000	271,374
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	491,000	539,749
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (a)(c)	150,000	153,225
3.50%, 09/13/23	500,000	536,262
2.25%, 01/28/25	200,000	203,721
Capital One Financial Corp.
3.45%, 04/30/21 (a)	200,000	204,050
3.20%, 01/30/23 (a)	250,000	259,570
3.90%, 01/29/24 (a)	150,000	161,386
3.75%, 04/24/24 (a)	400,000	432,736
3.30%, 10/30/24 (a)	500,000	533,757
4.20%, 10/29/25 (a)	250,000	274,191
3.75%, 07/28/26 (a)	250,000	268,044
3.75%, 03/09/27 (a)	400,000	437,498
3.80%, 01/31/28 (a)	200,000	219,571
Capital One NA
2.95%, 07/23/21 (a)	1,000,000	1,019,690
2.15%, 09/06/22 (a)	250,000	253,673
Citibank NA
3.40%, 07/23/21 (a)	250,000	256,043
2.84%, 05/20/22 (a)(c)	250,000	253,766
3.65%, 01/23/24 (a)	250,000	269,273
Citigroup, Inc.
2.70%, 03/30/21	500,000	505,900
2.35%, 08/02/21	250,000	253,236
2.90%, 12/08/21 (a)	350,000	358,129
4.50%, 01/14/22	200,000	211,093
2.75%, 04/25/22 (a)	150,000	153,780
4.05%, 07/30/22	150,000	158,713
2.70%, 10/27/22 (a)	150,000	154,422
2.31%, 11/04/22 (a)(c)	150,000	151,777
3.14%, 01/24/23 (a)(c)	300,000	308,514
3.50%, 05/15/23	350,000	369,554
2.88%, 07/24/23 (a)(c)	500,000	513,865
3.88%, 10/25/23	150,000	162,017
4.04%, 06/01/24 (a)(c)	150,000	160,750
3.75%, 06/16/24	100,000	108,064
4.00%, 08/05/24	150,000	163,007
3.88%, 03/26/25	150,000	163,117
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 04/24/25 (a)(c)	450,000	476,797
3.30%, 04/27/25	200,000	214,803
4.40%, 06/10/25	300,000	333,778
5.50%, 09/13/25	524,000	615,692
3.70%, 01/12/26	500,000	550,630
4.60%, 03/09/26	345,000	392,498
3.40%, 05/01/26	250,000	271,068
3.20%, 10/21/26 (a)	650,000	693,774
4.30%, 11/20/26	150,000	167,151
4.45%, 09/29/27	580,000	655,325
3.89%, 01/10/28 (a)(c)	450,000	498,838
3.67%, 07/24/28 (a)(c)	350,000	385,098
4.13%, 07/25/28	250,000	278,960
3.52%, 10/27/28 (a)(c)	200,000	217,851
4.08%, 04/23/29 (a)(c)	250,000	283,533
3.98%, 03/20/30 (a)(c)	350,000	397,626
2.98%, 11/05/30 (a)(c)	300,000	315,618
2.67%, 01/29/31 (a)(c)	350,000	360,071
6.63%, 06/15/32	200,000	279,608
5.88%, 02/22/33	100,000	134,300
6.00%, 10/31/33	150,000	205,919
3.88%, 01/24/39 (a)(c)	200,000	232,920
8.13%, 07/15/39	270,000	472,736
5.88%, 01/30/42	330,000	487,341
5.30%, 05/06/44	100,000	136,768
4.65%, 07/30/45	280,000	368,273
4.75%, 05/18/46	330,000	416,625
4.28%, 04/24/48 (a)(c)	150,000	188,911
4.65%, 07/23/48 (a)	400,000	530,270
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	253,383
3.70%, 03/29/23 (a)	500,000	533,460
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	157,714
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	284,366
Commonwealth Bank of Australia
2.55%, 03/15/21	250,000	253,185
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	314,182
3.95%, 11/09/22	250,000	264,296
2.75%, 01/10/23	250,000	259,663
4.63%, 12/01/23	491,000	536,400
4.38%, 08/04/25	491,000	544,411
3.75%, 07/21/26	300,000	324,757
5.25%, 05/24/41	300,000	431,271
5.25%, 08/04/45	250,000	338,082
Credit Suisse AG
3.63%, 09/09/24	550,000	592,168
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250,000	255,110
3.80%, 09/15/22	500,000	526,802
3.80%, 06/09/23	500,000	531,092
3.75%, 03/26/25	500,000	539,765
4.55%, 04/17/26	250,000	282,151
4.88%, 05/15/45	250,000	330,969
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	229,131
Deutsche Bank AG
3.38%, 05/12/21	300,000	303,919
4.25%, 10/14/21	550,000	568,142
3.30%, 11/16/22	250,000	256,278
3.95%, 02/27/23	200,000	209,053
3.70%, 05/30/24	300,000	314,115
3.96%, 11/26/25 (a)(c)	150,000	158,105
4.10%, 01/13/26	250,000	264,814

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Bank
3.35%, 02/06/23 (a)	500,000	524,427
4.65%, 09/13/28 (a)	500,000	582,030
Discover Financial Services
3.85%, 11/21/22	400,000	425,060
4.10%, 02/09/27 (a)	150,000	164,255
Fifth Third Bancorp
3.50%, 03/15/22 (a)	150,000	156,329
2.60%, 06/15/22 (a)	150,000	154,031
3.65%, 01/25/24 (a)	250,000	269,058
8.25%, 03/01/38	150,000	250,096
Fifth Third Bank
2.25%, 06/14/21 (a)	200,000	202,265
3.35%, 07/26/21 (a)	200,000	205,483
2.88%, 10/01/21 (a)	500,000	511,507
3.85%, 03/15/26 (a)	200,000	222,283
First Republic Bank
4.63%, 02/13/47 (a)	250,000	324,179
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	211,544
HSBC Holdings PLC
3.40%, 03/08/21	500,000	508,660
5.10%, 04/05/21	250,000	259,789
2.95%, 05/25/21	250,000	254,009
2.65%, 01/05/22	250,000	255,378
4.88%, 01/14/22	200,000	212,833
4.00%, 03/30/22	330,000	346,624
3.26%, 03/13/23 (a)(c)	400,000	412,626
3.60%, 05/25/23	200,000	211,375
3.03%, 11/22/23 (a)(c)	200,000	206,958
4.25%, 03/14/24	500,000	536,552
3.95%, 05/18/24 (a)(c)	400,000	424,816
3.80%, 03/11/25 (a)(c)	450,000	480,811
4.25%, 08/18/25	200,000	216,941
2.63%, 11/07/25 (a)(c)	200,000	204,540
4.30%, 03/08/26	400,000	444,962
3.90%, 05/25/26	250,000	273,343
4.29%, 09/12/26 (a)(c)	600,000	661,779
4.38%, 11/23/26	509,000	557,775
4.04%, 03/13/28 (a)(c)	400,000	437,872
4.58%, 06/19/29 (a)(c)	400,000	454,396
3.97%, 05/22/30 (a)(c)	450,000	492,088
7.63%, 05/17/32	200,000	283,874
6.50%, 05/02/36	200,000	273,689
6.50%, 09/15/37	505,000	696,334
6.80%, 06/01/38	200,000	288,519
6.10%, 01/14/42	200,000	293,453
5.25%, 03/14/44	200,000	254,893
HSBC USA, Inc.
3.50%, 06/23/24	150,000	162,725
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	250,000	253,311
2.30%, 01/14/22 (a)	150,000	151,574
2.55%, 02/04/30 (a)	200,000	204,923
ING Groep N.V.
3.15%, 03/29/22	250,000	257,841
4.10%, 10/02/23	300,000	325,182
3.55%, 04/09/24	200,000	214,105
4.55%, 10/02/28	300,000	353,014
4.05%, 04/09/29	200,000	227,195
JPMorgan Chase & Co.
2.55%, 03/01/21 (a)	500,000	504,675
4.63%, 05/10/21	500,000	518,865
2.40%, 06/07/21 (a)	409,000	413,808
2.30%, 08/15/21 (a)	250,000	250,749
4.35%, 08/15/21	900,000	939,199
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 01/24/22	300,000	316,281
3.51%, 06/18/22 (a)(c)	200,000	205,260
3.25%, 09/23/22	380,000	397,349
2.97%, 01/15/23 (a)	750,000	770,640
3.20%, 01/25/23	563,000	590,978
3.38%, 05/01/23	250,000	262,776
2.70%, 05/18/23 (a)	300,000	311,836
3.88%, 02/01/24	250,000	271,891
3.56%, 04/23/24 (a)(c)	250,000	265,301
3.63%, 05/13/24	250,000	270,805
3.80%, 07/23/24 (a)(c)	250,000	267,549
3.88%, 09/10/24	400,000	435,908
4.02%, 12/05/24 (a)(c)	250,000	271,605
3.13%, 01/23/25 (a)	395,000	420,944
3.22%, 03/01/25 (a)(c)	250,000	264,519
3.90%, 07/15/25 (a)	450,000	496,186
2.30%, 10/15/25 (a)(c)	250,000	256,096
3.30%, 04/01/26 (a)	985,000	1,066,627
3.20%, 06/15/26 (a)	250,000	269,005
2.95%, 10/01/26 (a)	250,000	265,408
4.13%, 12/15/26	250,000	281,975
8.00%, 04/29/27	150,000	206,625
4.25%, 10/01/27	250,000	283,405
3.63%, 12/01/27 (a)	150,000	161,854
3.78%, 02/01/28 (a)(c)	500,000	554,505
3.54%, 05/01/28 (a)(c)	250,000	274,235
3.51%, 01/23/29 (a)(c)	250,000	274,869
4.01%, 04/23/29 (a)(c)	300,000	340,473
4.20%, 07/23/29 (a)(c)	400,000	461,310
4.45%, 12/05/29 (a)(c)	300,000	350,992
3.70%, 05/06/30 (a)(c)	300,000	335,460
8.75%, 09/01/30	50,000	75,616
2.74%, 10/15/30 (a)(c)	550,000	573,224
6.40%, 05/15/38	300,000	449,100
3.88%, 07/24/38 (a)(c)	300,000	344,817
5.50%, 10/15/40	230,000	320,345
5.60%, 07/15/41	100,000	142,724
5.40%, 01/06/42	400,000	556,430
5.63%, 08/16/43	250,000	359,787
4.85%, 02/01/44	100,000	134,195
4.95%, 06/01/45	250,000	336,300
4.26%, 02/22/48 (a)(c)	550,000	682,371
4.03%, 07/24/48 (a)(c)	250,000	304,831
3.96%, 11/15/48 (a)(c)	400,000	486,762
3.90%, 01/23/49 (a)(c)	500,000	597,232
KeyBank NA
2.50%, 11/22/21	250,000	255,275
2.30%, 09/14/22	250,000	255,766
3.38%, 03/07/23	250,000	265,585
3.40%, 05/20/26	250,000	273,136
KeyCorp
4.15%, 10/29/25	150,000	169,394
4.10%, 04/30/28	150,000	171,104
2.55%, 10/01/29	150,000	153,419
Lloyds Bank PLC
3.30%, 05/07/21	200,000	204,329
2.25%, 08/14/22	250,000	254,295
Lloyds Banking Group PLC
3.10%, 07/06/21	200,000	203,744
3.00%, 01/11/22	200,000	204,814
2.86%, 03/17/23 (a)(c)	200,000	204,468
4.05%, 08/16/23	200,000	214,829
2.91%, 11/07/23 (a)(c)	250,000	256,818
3.90%, 03/12/24	250,000	268,925
4.45%, 05/08/25	200,000	223,333
4.58%, 12/10/25	200,000	220,295
2.44%, 02/05/26 (a)(c)	200,000	203,056

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 03/24/26	524,000	580,325
3.75%, 01/11/27	200,000	217,065
4.38%, 03/22/28	500,000	568,645
3.57%, 11/07/28 (a)(c)	200,000	214,340
4.34%, 01/09/48	300,000	341,211
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	256,315
2.90%, 02/06/25 (a)	250,000	266,213
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	253,876
3.54%, 07/26/21	200,000	205,938
2.19%, 09/13/21	750,000	758,775
3.22%, 03/07/22	250,000	258,778
2.67%, 07/25/22	750,000	770,014
3.46%, 03/02/23	250,000	263,793
3.76%, 07/26/23	250,000	267,770
3.41%, 03/07/24	350,000	372,610
2.80%, 07/18/24	200,000	208,312
2.19%, 02/25/25	400,000	404,454
3.85%, 03/01/26	200,000	222,833
3.68%, 02/22/27	200,000	221,435
3.29%, 07/25/27	250,000	271,039
3.96%, 03/02/28	250,000	284,389
4.05%, 09/11/28	250,000	287,871
3.20%, 07/18/29	200,000	215,722
2.56%, 02/25/30	200,000	202,224
4.15%, 03/07/39	300,000	368,602
3.75%, 07/18/39	200,000	233,462
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	202,706
2.95%, 02/28/22	700,000	719,715
2.60%, 09/11/22	250,000	256,823
2.23%, 05/25/26 (a)(c)	200,000	201,684
3.66%, 02/28/27	200,000	220,405
3.17%, 09/11/27	300,000	322,512
3.15%, 07/16/30 (a)(c)	200,000	213,963
2.87%, 09/13/30 (a)(c)	200,000	209,325
Morgan Stanley
2.50%, 04/21/21	350,000	353,874
5.50%, 07/28/21	500,000	526,985
2.63%, 11/17/21	500,000	509,132
2.75%, 05/19/22	500,000	514,055
4.88%, 11/01/22	250,000	270,710
3.13%, 01/23/23	350,000	365,538
3.75%, 02/25/23	250,000	265,850
3.74%, 04/24/24 (a)(c)	1,000,000	1,062,580
3.88%, 04/29/24	250,000	271,573
3.70%, 10/23/24	500,000	543,987
2.72%, 07/22/25 (a)(c)	350,000	362,981
4.00%, 07/23/25	724,000	803,817
5.00%, 11/24/25	324,000	374,737
3.88%, 01/27/26	250,000	276,438
3.13%, 07/27/26	500,000	533,912
6.25%, 08/09/26	412,000	518,842
4.35%, 09/08/26	200,000	226,105
3.63%, 01/20/27	250,000	273,950
3.95%, 04/23/27	700,000	770,784
3.59%, 07/22/28 (a)(c)	200,000	219,965
3.77%, 01/24/29 (a)(c)	500,000	555,635
4.43%, 01/23/30 (a)(c)	600,000	698,316
7.25%, 04/01/32	330,000	493,901
3.97%, 07/22/38 (a)(c)	250,000	289,994
4.46%, 04/22/39 (a)(c)	250,000	309,027
6.38%, 07/24/42	250,000	384,749
4.30%, 01/27/45	555,000	684,193
4.38%, 01/22/47	250,000	317,655
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	258,785
National Australia Bank Ltd.
3.70%, 11/04/21	250,000	259,981
2.50%, 05/22/22	850,000	871,730
2.50%, 07/12/26	250,000	261,898
National Bank of Canada
2.10%, 02/01/23	250,000	253,035
Northern Trust Corp.
3.95%, 10/30/25	250,000	282,884
3.65%, 08/03/28 (a)	100,000	114,065
3.15%, 05/03/29 (a)	100,000	109,820
People's United Bank NA
4.00%, 07/15/24 (a)	250,000	264,804
PNC Bank NA
2.55%, 12/09/21 (a)	655,000	669,024
2.63%, 02/17/22 (a)	250,000	255,615
2.70%, 11/01/22 (a)	250,000	257,695
2.95%, 02/23/25 (a)	500,000	531,210
3.25%, 06/01/25 (a)	250,000	269,571
3.25%, 01/22/28 (a)	250,000	272,921
4.05%, 07/26/28	250,000	285,324
Rabobank Nederland NY
3.38%, 05/21/25	250,000	272,463
Regions Financial Corp.
2.75%, 08/14/22 (a)	200,000	205,655
3.80%, 08/14/23 (a)	250,000	269,408
7.38%, 12/10/37	100,000	152,013
Royal Bank of Canada
3.20%, 04/30/21	250,000	255,685
2.75%, 02/01/22	500,000	514,692
1.95%, 01/17/23	200,000	203,057
3.70%, 10/05/23	150,000	161,349
2.55%, 07/16/24	150,000	156,553
2.25%, 11/01/24	200,000	205,369
4.65%, 01/27/26	150,000	173,280
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(c)	800,000	825,776
6.10%, 06/10/23	150,000	166,163
3.88%, 09/12/23	200,000	212,524
6.00%, 12/19/23	150,000	168,299
5.13%, 05/28/24	350,000	382,949
4.52%, 06/25/24 (a)(c)	200,000	215,314
4.27%, 03/22/25 (a)(c)	200,000	215,632
4.89%, 05/18/29 (a)(c)	500,000	580,097
3.75%, 11/01/29 (a)(c)	200,000	208,218
5.08%, 01/27/30 (a)(c)	200,000	237,160
4.45%, 05/08/30 (a)(c)	400,000	456,024
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	861,341
3.50%, 06/07/24 (a)	100,000	105,304
3.24%, 10/05/26 (a)(g)	150,000	156,031
4.40%, 07/13/27 (a)	150,000	164,646
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(c)	300,000	311,152
4.80%, 11/15/24 (a)(c)	200,000	218,527
3.82%, 11/03/28 (a)(c)	250,000	270,950
Santander UK PLC
3.40%, 06/01/21	200,000	204,703
3.75%, 11/15/21	200,000	207,865
4.00%, 03/13/24	200,000	218,159
2.88%, 06/18/24	200,000	208,813
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	302,637

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Street Corp.
2.65%, 05/15/23 (a)(c)	150,000	153,815
3.10%, 05/15/23	200,000	210,753
3.78%, 12/03/24 (a)(c)	200,000	216,454
3.30%, 12/16/24	300,000	323,272
2.35%, 11/01/25 (a)(c)	200,000	205,389
2.65%, 05/19/26	250,000	263,529
4.14%, 12/03/29 (a)(c)	250,000	295,528
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	271,961
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	250,000	253,459
2.44%, 10/19/21	200,000	203,148
2.78%, 07/12/22	200,000	205,862
2.78%, 10/18/22	250,000	258,095
3.10%, 01/17/23	750,000	783,424
3.75%, 07/19/23	200,000	214,305
2.70%, 07/16/24	450,000	467,986
2.45%, 09/27/24	200,000	205,803
2.35%, 01/15/25	200,000	204,391
3.78%, 03/09/26	800,000	883,544
2.63%, 07/14/26	200,000	208,472
3.45%, 01/11/27	200,000	218,075
3.36%, 07/12/27	200,000	217,705
3.94%, 07/19/28	250,000	285,365
3.04%, 07/16/29	350,000	372,487
3.20%, 09/17/29	100,000	105,849
2.72%, 09/27/29	200,000	207,855
2.75%, 01/15/30	200,000	206,474
SunTrust Bank
2.45%, 08/01/22 (a)	250,000	255,603
4.05%, 11/03/25 (a)	400,000	452,150
Svenska Handelsbanken AB
2.45%, 03/30/21	250,000	252,893
3.35%, 05/24/21	250,000	256,045
3.90%, 11/20/23	250,000	272,079
Synchrony Bank
3.65%, 05/24/21 (a)	250,000	256,174
3.00%, 06/15/22 (a)	250,000	257,033
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	162,622
4.50%, 07/23/25 (a)	250,000	276,736
3.95%, 12/01/27 (a)	200,000	215,120
5.15%, 03/19/29 (a)	150,000	175,069
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	51,466
The Bank of New York Mellon Corp.
2.50%, 04/15/21 (a)	150,000	151,904
1.95%, 08/23/22	200,000	203,197
1.85%, 01/27/23 (a)	200,000	202,813
3.50%, 04/28/23	200,000	212,360
2.66%, 05/16/23 (a)(c)	300,000	308,065
2.20%, 08/16/23 (a)	250,000	256,486
3.65%, 02/04/24 (a)	500,000	541,865
3.25%, 09/11/24 (a)	200,000	215,237
2.10%, 10/24/24	200,000	205,225
3.44%, 02/07/28 (a)(c)	150,000	165,159
3.85%, 04/28/28	750,000	866,460
3.00%, 10/30/28 (a)	150,000	161,807
The Bank of Nova Scotia
2.45%, 03/22/21	150,000	151,543
3.13%, 04/20/21	250,000	255,549
2.80%, 07/21/21	200,000	204,421
2.70%, 03/07/22	300,000	307,738
2.45%, 09/19/22	200,000	205,994
2.00%, 11/15/22	200,000	202,877
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.95%, 02/01/23	200,000	202,347
3.40%, 02/11/24	150,000	159,568
2.20%, 02/03/25	200,000	204,388
4.50%, 12/16/25	150,000	169,703
2.70%, 08/03/26	200,000	210,880
The Goldman Sachs Group, Inc.
5.25%, 07/27/21 (b)	600,000	631,263
2.35%, 11/15/21 (a)	400,000	401,694
5.75%, 01/24/22	562,000	606,440
3.00%, 04/26/22 (a)	500,000	507,380
2.88%, 10/31/22 (a)(c)	200,000	204,137
3.63%, 01/22/23	500,000	528,810
3.20%, 02/23/23 (a)	150,000	156,835
2.91%, 06/05/23 (a)(c)	800,000	822,744
2.91%, 07/24/23 (a)(c)	250,000	256,873
3.63%, 02/20/24 (a)	150,000	160,345
4.00%, 03/03/24	500,000	544,067
3.85%, 07/08/24 (a)	724,000	782,394
3.50%, 01/23/25 (a)	450,000	483,046
3.75%, 05/22/25 (a)	350,000	380,562
3.27%, 09/29/25 (a)(c)	500,000	530,480
4.25%, 10/21/25	150,000	164,348
3.75%, 02/25/26 (a)	250,000	274,006
3.50%, 11/16/26 (a)	650,000	699,260
5.95%, 01/15/27	157,000	191,167
3.85%, 01/26/27 (a)	350,000	384,338
3.69%, 06/05/28 (a)(c)	650,000	712,052
3.81%, 04/23/29 (a)(c)	150,000	165,851
4.22%, 05/01/29 (a)(c)	300,000	340,621
2.60%, 02/07/30 (a)	350,000	355,563
6.13%, 02/15/33	150,000	209,192
6.45%, 05/01/36	100,000	137,750
6.75%, 10/01/37	850,000	1,235,590
4.02%, 10/31/38 (a)(c)	400,000	460,646
4.41%, 04/23/39 (a)(c)	400,000	479,712
6.25%, 02/01/41	300,000	440,713
4.80%, 07/08/44 (a)	150,000	193,171
5.15%, 05/22/45	300,000	388,866
4.75%, 10/21/45 (a)	400,000	516,934
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	256,783
3.55%, 10/06/23 (a)	250,000	267,865
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	155,664
3.90%, 04/29/24 (a)	500,000	542,712
2.20%, 11/01/24 (a)	250,000	257,669
2.60%, 07/23/26 (a)	100,000	105,338
3.45%, 04/23/29 (a)	150,000	165,233
2.55%, 01/22/30 (a)	300,000	310,729
The Toronto-Dominion Bank
2.13%, 04/07/21	300,000	302,316
3.25%, 06/11/21	150,000	153,539
1.90%, 12/01/22	600,000	609,549
3.50%, 07/19/23	250,000	267,046
2.65%, 06/12/24	200,000	208,989
3.63%, 09/15/31 (a)(c)	300,000	328,161
Truist Bank
3.69%, 08/02/24 (a)(c)	500,000	536,465
Truist Financial Corp.
2.05%, 05/10/21 (a)	250,000	252,110
3.95%, 03/22/22 (a)	274,000	287,375
2.75%, 04/01/22 (a)	250,000	256,815
3.05%, 06/20/22 (a)	250,000	258,675
2.20%, 03/16/23 (a)	250,000	255,703
2.50%, 08/01/24 (a)	300,000	310,230

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.85%, 10/26/24 (a)	500,000	526,492
4.00%, 05/01/25 (a)	200,000	221,691
US Bancorp
4.13%, 05/24/21 (a)	300,000	309,522
2.63%, 01/24/22 (a)	500,000	512,500
2.95%, 07/15/22 (a)	200,000	207,647
3.70%, 01/30/24 (a)	500,000	542,360
3.38%, 02/05/24 (a)	300,000	321,883
2.40%, 07/30/24 (a)	200,000	207,601
2.38%, 07/22/26 (a)	200,000	209,759
3.15%, 04/27/27 (a)	800,000	873,332
US Bank NA
2.65%, 05/23/22 (a)	250,000	257,013
2.85%, 01/23/23 (a)	250,000	261,089
3.40%, 07/24/23 (a)	250,000	266,481
Wachovia Corp.
5.50%, 08/01/35	330,000	440,723
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	56,880
Wells Fargo & Co.
2.50%, 03/04/21	250,000	251,973
4.60%, 04/01/21	150,000	154,985
2.10%, 07/26/21	724,000	730,664
3.50%, 03/08/22	450,000	468,128
2.63%, 07/22/22	500,000	512,837
3.07%, 01/24/23 (a)	500,000	513,235
3.45%, 02/13/23	443,000	464,869
4.13%, 08/15/23	250,000	270,351
4.48%, 01/16/24	150,000	164,573
3.75%, 01/24/24 (a)	600,000	645,210
3.30%, 09/09/24	424,000	451,778
3.00%, 02/19/25	400,000	423,298
3.55%, 09/29/25	250,000	272,208
2.41%, 10/30/25 (a)(c)	400,000	410,558
2.16%, 02/11/26 (a)(c)	450,000	455,841
3.00%, 04/22/26	450,000	476,347
4.10%, 06/03/26	350,000	386,431
3.00%, 10/23/26	450,000	477,565
3.20%, 06/17/27 (a)(c)	400,000	426,824
4.30%, 07/22/27	480,000	539,424
3.58%, 05/22/28 (a)(c)	500,000	546,467
4.15%, 01/24/29 (a)	500,000	576,450
2.88%, 10/30/30 (a)(c)	500,000	521,942
2.57%, 02/11/31 (a)(c)	450,000	459,565
5.38%, 02/07/35	400,000	545,486
5.38%, 11/02/43	400,000	529,320
5.61%, 01/15/44	300,000	411,307
4.65%, 11/04/44	250,000	308,395
3.90%, 05/01/45	280,000	331,776
4.90%, 11/17/45	350,000	442,564
4.40%, 06/14/46	250,000	299,109
4.75%, 12/07/46	350,000	442,596
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	300,000	310,099
2.90%, 05/27/22 (a)(c)	250,000	254,070
3.55%, 08/14/23 (a)	750,000	800,580
5.85%, 02/01/37	250,000	351,881
Westpac Banking Corp.
2.00%, 08/19/21	300,000	302,980
2.80%, 01/11/22	200,000	205,292
2.50%, 06/28/22	250,000	256,646
2.75%, 01/11/23	250,000	259,369
3.65%, 05/15/23	500,000	534,385
3.30%, 02/26/24	200,000	212,785
2.35%, 02/19/25	250,000	258,198
3.35%, 03/08/27	150,000	165,218
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 01/25/28	500,000	557,490
2.89%, 02/04/30 (a)(c)	200,000	202,881
4.32%, 11/23/31 (a)(c)	100,000	110,507
4.11%, 07/24/34 (a)(c)	250,000	274,319
4.42%, 07/24/39	150,000	177,240
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	258,460
		206,205,584
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	109,275
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	154,836
4.00%, 10/15/23	250,000	271,416
BGC Partners, Inc.
5.38%, 07/24/23	100,000	109,560
BlackRock, Inc.
3.50%, 03/18/24	424,000	457,958
3.25%, 04/30/29 (a)	150,000	165,448
2.40%, 04/30/30 (a)	200,000	207,439
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	165,576
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	99,797
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	150,000	162,504
4.25%, 06/02/26 (a)	100,000	112,556
3.90%, 01/25/28 (a)	250,000	276,922
4.85%, 03/29/29 (a)	150,000	178,651
4.70%, 09/20/47 (a)	100,000	121,611
Charles Schwab Corp.
3.25%, 05/21/21 (a)(d)	100,000	102,139
3.85%, 05/21/25 (a)(d)	150,000	166,800
3.20%, 01/25/28 (a)(d)	150,000	163,237
4.00%, 02/01/29 (a)(d)	150,000	174,234
3.25%, 05/22/29 (a)(d)	100,000	109,825
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	533,137
5.30%, 09/15/43 (a)	200,000	290,827
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	103,370
3.80%, 08/24/27 (a)	150,000	165,418
Eaton Vance Corp.
3.63%, 06/15/23	100,000	106,772
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	106,342
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	100,000	106,981
3.75%, 12/01/25 (a)	100,000	109,727
3.75%, 09/21/28 (a)	400,000	449,340
4.25%, 09/21/48 (a)	150,000	183,776
Invesco Finance PLC
3.75%, 01/15/26	230,000	256,588
5.38%, 11/30/43	100,000	135,081
Jefferies Group LLC
5.13%, 01/20/23	150,000	163,798
6.25%, 01/15/36	100,000	125,121
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	650,000	736,014
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	173,260
4.38%, 03/11/29 (a)	150,000	170,524

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Legg Mason, Inc.
4.75%, 03/15/26	250,000	287,429
5.63%, 01/15/44	75,000	103,671
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	164,411
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	205,053
3.10%, 01/16/30	200,000	207,185
Raymond James Financial, Inc.
4.95%, 07/15/46	150,000	188,837
Stifel Financial Corp.
4.25%, 07/18/24	100,000	110,369
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	153,646
3.75%, 04/01/24 (a)	100,000	108,617
3.63%, 04/01/25 (a)	150,000	164,201
		8,919,279
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	262,480
3.95%, 02/01/22 (a)	150,000	155,186
3.50%, 05/26/22 (a)	200,000	205,949
3.30%, 01/23/23 (a)	150,000	155,156
4.13%, 07/03/23 (a)	150,000	160,711
4.88%, 01/16/24 (a)	150,000	163,264
3.50%, 01/15/25 (a)	150,000	157,582
4.45%, 10/01/25 (a)	150,000	166,224
3.65%, 07/21/27 (a)	250,000	260,076
Air Lease Corp.
3.38%, 06/01/21 (a)	600,000	611,223
3.75%, 02/01/22 (a)	150,000	154,625
2.25%, 01/15/23	200,000	201,357
2.75%, 01/15/23 (a)	100,000	102,791
4.25%, 09/15/24 (a)	150,000	161,825
3.75%, 06/01/26 (a)	150,000	160,735
3.63%, 04/01/27 (a)	250,000	264,560
4.63%, 10/01/28 (a)	100,000	113,129
3.25%, 10/01/29 (a)	100,000	101,832
3.00%, 02/01/30 (a)	100,000	99,277
Aircastle Ltd.
5.13%, 03/15/21	150,000	155,351
5.50%, 02/15/22	100,000	106,793
4.40%, 09/25/23 (a)	150,000	160,165
4.13%, 05/01/24 (a)	100,000	105,869
4.25%, 06/15/26 (a)	100,000	108,195
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	159,608
4.25%, 03/01/25 (a)	100,000	107,230
3.25%, 07/15/25	150,000	153,018
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	105,473
4.13%, 02/01/25 (a)	100,000	103,648
GATX Corp.
3.25%, 09/15/26 (a)	200,000	211,814
3.50%, 03/15/28 (a)	150,000	160,277
4.70%, 04/01/29 (a)	150,000	175,198
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	320,821
4.42%, 11/15/35	1,855,000	2,121,758
International Lease Finance Corp.
4.63%, 04/15/21	330,000	340,514
8.63%, 01/15/22	150,000	167,408
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,959
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	109,445
3.75%, 07/22/25 (a)	100,000	103,250
		8,688,776
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	108,793
3.25%, 12/04/24	200,000	214,658
3.70%, 07/18/27	100,000	110,956
		434,407
Insurance 1.1%
Aegon NV
5.50%, 04/11/48 (a)(c)	200,000	222,403
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	102,690
2.80%, 06/15/23 (a)	250,000	256,979
3.50%, 11/15/24 (a)	100,000	107,264
6.75%, 12/15/37	150,000	216,499
4.13%, 11/15/42 (a)	100,000	110,959
4.75%, 03/15/44 (a)	150,000	177,215
3.88%, 08/15/47 (a)	150,000	157,878
Aflac, Inc.
3.63%, 06/15/23	200,000	212,843
3.63%, 11/15/24	100,000	108,846
2.88%, 10/15/26 (a)	100,000	107,090
4.75%, 01/15/49 (a)	100,000	130,376
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	162,347
4.50%, 06/15/47 (a)	100,000	120,857
American International Group, Inc.
3.30%, 03/01/21 (a)	150,000	152,204
4.88%, 06/01/22	250,000	266,526
3.75%, 07/10/25 (a)	200,000	218,306
3.90%, 04/01/26 (a)	250,000	277,646
4.25%, 03/15/29 (a)	100,000	114,416
3.88%, 01/15/35 (a)	328,000	375,360
6.25%, 05/01/36	280,000	394,579
4.50%, 07/16/44 (a)	395,000	476,279
5.75%, 04/01/48 (a)(c)	100,000	112,194
4.38%, 01/15/55 (a)	250,000	291,741
8.18%, 05/15/68 (a)(c)	100,000	142,468
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	154,039
3.13%, 05/15/22	150,000	155,332
3.30%, 01/15/23	330,000	345,472
3.50%, 08/15/24 (a)	195,000	208,816
3.65%, 12/01/27 (a)	150,000	164,392
4.10%, 03/01/28 (a)	150,000	168,525
2.88%, 09/15/29 (a)	100,000	103,344
6.38%, 06/15/37	250,000	350,430
4.65%, 01/15/43	150,000	176,296
4.65%, 08/15/44 (a)	600,000	707,274
4.38%, 12/01/47 (a)	250,000	283,856
Aon Corp.
4.50%, 12/15/28 (a)	150,000	176,898
3.75%, 05/02/29 (a)	250,000	278,994
Aon PLC
3.50%, 06/14/24 (a)	500,000	533,512
4.60%, 06/14/44 (a)	150,000	185,197

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	251,021
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	161,833
3.70%, 02/22/30 (a)	100,000	106,276
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	161,344
AXA Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	250,000	280,197
5.00%, 04/20/48 (a)	200,000	225,760
AXA S.A.
8.60%, 12/15/30	250,000	370,369
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	109,789
4.90%, 01/15/40 (a)(c)	50,000	50,691
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	150,000	217,286
4.30%, 05/15/43	400,000	495,708
4.20%, 08/15/48 (a)	250,000	311,260
4.25%, 01/15/49 (a)	350,000	437,370
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	250,000	251,875
3.40%, 01/31/22	250,000	260,117
2.75%, 03/15/23 (a)	430,000	446,121
4.50%, 02/11/43	100,000	127,848
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	253,802
4.70%, 06/22/47 (a)	250,000	243,827
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	109,985
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	312,286
3.15%, 03/15/25	150,000	162,236
3.35%, 05/03/26 (a)	300,000	328,930
4.15%, 03/13/43	400,000	501,870
4.35%, 11/03/45 (a)	250,000	323,752
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,455
4.50%, 03/01/26 (a)	150,000	170,212
3.45%, 08/15/27 (a)	200,000	215,570
3.90%, 05/01/29 (a)	100,000	112,389
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	171,867
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	113,789
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	150,000	159,310
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	122,533
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	112,811
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	115,220
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	169,299
3.95%, 03/15/27 (a)	300,000	333,550
3.13%, 08/15/29 (a)	150,000	159,020
4.80%, 03/15/47 (a)	100,000	123,446
3.95%, 08/15/49 (a)	150,000	163,112
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	110,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	163,872
3.80%, 03/01/28 (a)	250,000	278,784
3.05%, 01/15/30 (a)	100,000	106,546
7.00%, 06/15/40	100,000	156,010
4.35%, 03/01/48 (a)	100,000	117,892
Loews Corp.
2.63%, 05/15/23 (a)	200,000	206,838
4.13%, 05/15/43 (a)	100,000	122,121
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)	500,000	538,617
Markel Corp.
3.50%, 11/01/27 (a)	150,000	163,857
3.35%, 09/17/29 (a)	100,000	108,628
4.30%, 11/01/47 (a)	150,000	176,845
4.15%, 09/17/50 (a)	100,000	114,479
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	150,000	162,449
3.50%, 06/03/24 (a)	250,000	267,497
3.50%, 03/10/25 (a)	200,000	215,695
4.38%, 03/15/29 (a)	350,000	408,380
4.75%, 03/15/39 (a)	150,000	195,590
4.35%, 01/30/47 (a)	100,000	124,861
4.90%, 03/15/49 (a)	250,000	335,105
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	109,380
MetLife, Inc.
4.37%, 09/15/23	250,000	275,935
3.60%, 11/13/25 (a)	550,000	607,687
5.70%, 06/15/35	150,000	207,587
6.40%, 12/15/36 (a)	330,000	412,777
5.88%, 02/06/41	150,000	214,186
4.13%, 08/13/42	100,000	121,500
4.88%, 11/13/43	150,000	200,363
4.72%, 12/15/44	100,000	132,072
4.05%, 03/01/45	150,000	180,817
4.60%, 05/13/46 (a)	100,000	130,084
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	162,956
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	109,845
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	269,430
4.30%, 11/15/46 (a)	237,000	297,886
Prudential Financial, Inc.
4.50%, 11/16/21	178,000	186,956
3.50%, 05/15/24	200,000	216,595
6.63%, 12/01/37	350,000	529,060
5.88%, 09/15/42 (a)(c)	150,000	157,529
5.63%, 06/15/43 (a)(c)	330,000	351,292
4.60%, 05/15/44 (b)	300,000	368,904
4.50%, 09/15/47 (a)(c)	100,000	105,941
3.91%, 12/07/47 (a)	100,000	110,798
5.70%, 09/15/48 (a)(c)	150,000	170,656
3.94%, 12/07/49 (a)	100,000	111,320
4.35%, 02/25/50 (a)	150,000	178,131
3.70%, 03/13/51 (a)	250,000	269,359
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	300,000	332,806
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	168,118
The Allstate Corp.
3.15%, 06/15/23	100,000	106,266
3.28%, 12/15/26 (a)	150,000	164,114
5.55%, 05/09/35	150,000	213,462

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 12/15/46 (a)	100,000	125,419
3.85%, 08/10/49 (a)	250,000	299,370
5.75%, 08/15/53 (a)(c)	340,000	369,594
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	157,615
6.10%, 10/01/41	230,000	334,582
4.40%, 03/15/48 (a)	100,000	125,186
The Progressive Corp.
2.45%, 01/15/27	250,000	261,876
4.00%, 03/01/29 (a)	150,000	176,911
6.25%, 12/01/32	150,000	222,376
4.20%, 03/15/48 (a)	250,000	316,327
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	230,344
5.35%, 11/01/40	100,000	143,854
4.00%, 05/30/47 (a)	500,000	620,125
4.10%, 03/04/49 (a)	100,000	124,928
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	165,288
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	154,100
2.88%, 03/15/22 (a)	200,000	205,422
3.35%, 07/15/22	650,000	679,435
2.38%, 10/15/22	150,000	154,013
2.75%, 02/15/23 (a)	195,000	201,796
3.50%, 02/15/24	150,000	161,019
3.75%, 07/15/25	530,000	587,526
3.38%, 04/15/27	250,000	272,450
3.85%, 06/15/28	250,000	283,644
3.88%, 12/15/28	150,000	171,446
2.88%, 08/15/29	100,000	106,616
4.63%, 07/15/35	200,000	252,683
5.80%, 03/15/36	393,000	542,876
6.88%, 02/15/38	250,000	383,422
3.50%, 08/15/39 (a)	250,000	275,801
3.95%, 10/15/42 (a)	100,000	114,767
4.25%, 03/15/43 (a)	100,000	120,578
4.75%, 07/15/45	350,000	453,491
4.20%, 01/15/47 (a)	150,000	179,941
3.75%, 10/15/47 (a)	300,000	340,120
4.25%, 06/15/48 (a)	250,000	304,591
4.45%, 12/15/48 (a)	250,000	313,812
3.70%, 08/15/49 (a)	100,000	111,570
3.88%, 08/15/59 (a)	150,000	171,005
Unum Group
4.00%, 06/15/29 (a)	150,000	165,799
4.50%, 12/15/49 (a)	100,000	103,874
Voya Financial, Inc.
5.70%, 07/15/43	150,000	212,380
4.70%, 01/23/48 (a)(c)	100,000	100,480
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	287,464
3.88%, 09/15/49 (a)	150,000	165,957
Willis Towers Watson PLC
5.75%, 03/15/21	150,000	156,245
XLIT Ltd.
4.45%, 03/31/25	150,000	168,109
5.25%, 12/15/43	180,000	254,748
		40,939,626
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	150,000	160,603
4.00%, 01/15/24 (a)	100,000	108,861
3.45%, 04/30/25 (a)	150,000	162,880
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/30/29 (a)	150,000	179,479
2.75%, 12/15/29 (a)	150,000	157,146
3.38%, 08/15/31 (a)	100,000	110,822
4.85%, 04/15/49 (a)	100,000	134,498
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	164,201
3.30%, 07/15/26 (a)	100,000	107,201
2.85%, 02/01/30 (a)	100,000	103,133
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	112,159
4.90%, 02/15/29 (a)	100,000	116,337
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	270,826
2.90%, 10/15/26 (a)	250,000	267,926
3.30%, 06/01/29 (a)	100,000	109,988
2.30%, 03/01/30 (a)	150,000	152,684
3.90%, 10/15/46 (a)	150,000	183,010
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	531,275
3.13%, 09/01/23 (a)	250,000	262,726
3.80%, 02/01/24 (a)	195,000	210,587
3.65%, 02/01/26 (a)	150,000	163,050
2.75%, 10/01/26 (a)	100,000	105,140
4.50%, 12/01/28 (a)	150,000	177,345
2.90%, 03/15/30 (a)	100,000	105,871
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	163,735
4.55%, 10/01/29 (a)	100,000	115,286
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	150,000	157,870
3.85%, 02/01/25 (a)	150,000	162,601
4.13%, 06/15/26 (a)	150,000	166,895
4.13%, 05/15/29 (a)	250,000	279,280
Camden Property Trust
3.15%, 07/01/29 (a)	150,000	163,176
3.35%, 11/01/49 (a)	100,000	114,298
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	108,621
Corporate Office Properties LP
3.70%, 06/15/21 (a)	150,000	153,457
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	160,180
4.38%, 02/15/29 (a)	100,000	116,185
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	101,959
3.45%, 11/15/29 (a)	100,000	102,237
Digital Realty Trust LP
3.63%, 10/01/22 (a)	200,000	209,234
3.70%, 08/15/27 (a)	150,000	165,193
4.45%, 07/15/28 (a)	150,000	172,669
3.60%, 07/01/29 (a)	150,000	163,636
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	277,599
3.25%, 06/30/26 (a)	230,000	249,003
2.88%, 11/15/29 (a)	50,000	53,142
3.05%, 03/01/50 (a)	50,000	50,981
EPR Properties
4.95%, 04/15/28 (a)	250,000	284,975
ERP Operating LP
4.63%, 12/15/21 (a)	195,000	204,671
3.38%, 06/01/25 (a)	100,000	108,152
2.85%, 11/01/26 (a)	150,000	160,651
2.50%, 02/15/30 (a)	200,000	207,084

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/01/44 (a)	150,000	193,636
4.00%, 08/01/47 (a)	100,000	122,089
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	357,657
4.00%, 03/01/29 (a)	150,000	171,286
3.00%, 01/15/30 (a)	100,000	106,549
2.65%, 03/15/32 (a)	150,000	154,176
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	107,979
4.50%, 12/01/44 (a)	100,000	124,606
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	216,394
3.10%, 02/15/30 (a)	100,000	104,790
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	235,000	255,998
3.88%, 08/15/24 (a)	100,000	108,367
3.40%, 02/01/25 (a)	200,000	214,122
3.25%, 07/15/26 (a)	150,000	161,370
3.50%, 07/15/29 (a)	150,000	163,960
3.00%, 01/15/30 (a)	100,000	105,243
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	114,236
3.05%, 02/15/30 (a)	150,000	157,447
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	360,946
3.38%, 12/15/29 (a)	150,000	156,698
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	116,475
3.25%, 01/15/30 (a)	100,000	105,532
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	119,141
4.25%, 08/15/29 (a)	195,000	225,778
Kimco Realty Corp.
3.40%, 11/01/22 (a)	345,000	362,026
3.30%, 02/01/25 (a)	250,000	267,774
4.25%, 04/01/45 (a)	250,000	292,975
Liberty Property LP
4.40%, 02/15/24 (a)	150,000	166,423
Life Storage LP
3.88%, 12/15/27 (a)	150,000	166,153
4.00%, 06/15/29 (a)	100,000	112,041
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	112,188
4.20%, 06/15/28 (a)	150,000	173,285
3.95%, 03/15/29 (a)	100,000	115,177
2.75%, 03/15/30 (a)	100,000	104,545
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	290,526
2.50%, 04/15/30 (a)	100,000	102,033
4.80%, 10/15/48 (a)	100,000	132,835
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	155,140
4.25%, 05/15/24 (a)	150,000	159,007
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	549,171
3.63%, 10/01/29 (a)	150,000	157,629
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	111,820
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,878
Prologis LP
4.25%, 08/15/23 (a)	509,000	554,207
4.38%, 02/01/29 (a)	150,000	178,505
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 04/15/30 (a)	150,000	150,996
3.00%, 04/15/50 (a)	150,000	153,271
Public Storage
3.39%, 05/01/29 (a)	150,000	167,743
Realty Income Corp.
4.65%, 08/01/23 (a)	100,000	109,267
3.88%, 04/15/25 (a)	150,000	167,045
4.13%, 10/15/26 (a)	100,000	114,331
3.00%, 01/15/27 (a)	330,000	352,458
4.65%, 03/15/47 (a)	150,000	202,858
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	170,812
4.40%, 02/01/47 (a)	100,000	125,974
Sabra Health Care LP / Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	159,595
Service Properties Trust
5.00%, 08/15/22 (a)	250,000	264,291
4.75%, 10/01/26 (a)	150,000	162,499
3.95%, 01/15/28 (a)	250,000	255,276
4.95%, 10/01/29 (a)	100,000	107,644
Simon Property Group LP
2.50%, 07/15/21 (a)	150,000	152,071
2.35%, 01/30/22 (a)	750,000	763,672
2.00%, 09/13/24 (a)	200,000	203,306
3.25%, 11/30/26 (a)	250,000	272,330
2.45%, 09/13/29 (a)	150,000	153,190
6.75%, 02/01/40 (a)	250,000	389,757
4.25%, 11/30/46 (a)	150,000	186,814
3.25%, 09/13/49 (a)	150,000	156,690
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	158,734
4.70%, 06/01/27 (a)	100,000	113,209
Spirit Realty LP
3.40%, 01/15/30 (a)	150,000	160,435
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	105,908
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	159,882
3.50%, 01/15/28 (a)	250,000	269,969
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	107,162
2.65%, 01/15/25 (a)	300,000	311,650
3.85%, 04/01/27 (a)	250,000	275,549
4.40%, 01/15/29 (a)	350,000	402,531
5.70%, 09/30/43 (a)	100,000	137,319
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	220,334
3.95%, 08/15/27 (a)	150,000	164,833
3.10%, 12/15/29 (a)	100,000	104,417
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	270,049
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	159,030
4.00%, 06/01/25 (a)	150,000	165,427
4.25%, 04/01/26 (a)	500,000	562,882
4.13%, 03/15/29 (a)	250,000	286,042
3.10%, 01/15/30 (a)	150,000	160,777
4.95%, 09/01/48 (a)	100,000	131,416
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	107,974
4.25%, 10/01/26 (a)	150,000	168,438
		26,569,188
		291,756,860

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 15.1%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	211,624
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	61,920
Albemarle Wodgina Pty Ltd
3.45%, 11/15/29 (a)(g)	100,000	105,990
ArcelorMittal S.A.
6.25%, 02/25/22 (e)(f)	200,000	217,718
3.60%, 07/16/24	200,000	207,855
6.13%, 06/01/25	150,000	171,946
4.25%, 07/16/29 (o)	100,000	103,785
7.00%, 10/15/39	150,000	192,474
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	137,985
5.75%, 05/01/43	150,000	206,565
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	341,894
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	154,782
2.88%, 02/24/22	150,000	154,578
4.13%, 02/24/42	95,000	114,846
5.00%, 09/30/43	400,000	541,256
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	218,917
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	165,652
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	107,706
3.50%, 05/08/24 (a)	100,000	105,552
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	211,598
3.88%, 11/02/27 (a)	200,000	205,920
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	156,720
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	400,000	436,742
4.49%, 11/15/25 (a)	250,000	281,804
4.73%, 11/15/28 (a)	400,000	463,922
5.32%, 11/15/38 (a)	250,000	304,582
5.42%, 11/15/48 (a)	350,000	441,586
Eastman Chemical Co.
3.60%, 08/15/22 (a)	200,000	208,657
3.80%, 03/15/25 (a)	150,000	163,398
4.80%, 09/01/42 (a)	250,000	291,717
Ecolab, Inc.
4.35%, 12/08/21	122,000	128,113
2.38%, 08/10/22 (a)	150,000	153,308
3.25%, 12/01/27 (a)	150,000	166,432
5.50%, 12/08/41	150,000	212,338
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	104,165
5.50%, 01/17/27	100,000	109,698
FMC Corp.
3.20%, 10/01/26 (a)	100,000	106,751
3.45%, 10/01/29 (a)	100,000	108,659
4.50%, 10/01/49 (a)	100,000	119,364
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	220,705
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	159,532
4.50%, 05/01/29 (a)	100,000	109,187
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	114,867
5.00%, 09/26/48 (a)	150,000	176,815
International Paper Co.
3.65%, 06/15/24 (a)	200,000	215,343
3.00%, 02/15/27 (a)	150,000	160,061
5.00%, 09/15/35 (a)	250,000	312,344
4.80%, 06/15/44 (a)	100,000	117,302
4.40%, 08/15/47 (a)	500,000	544,385
4.35%, 08/15/48 (a)	100,000	110,696
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	155,623
4.50%, 07/15/27 (a)	100,000	108,929
LYB International Finance BV
4.00%, 07/15/23	150,000	161,335
5.25%, 07/15/43	150,000	181,207
4.88%, 03/15/44 (a)	250,000	291,314
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	268,899
LYB International Finance III LLC
4.20%, 10/15/49 (a)	100,000	105,988
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	265,826
4.63%, 02/26/55 (a)	100,000	110,957
Methanex Corp.
4.25%, 12/01/24 (a)	100,000	105,506
5.25%, 12/15/29 (a)	150,000	157,947
Newmont Corp.
3.70%, 03/15/23 (a)	200,000	212,318
2.80%, 10/01/29 (a)	100,000	104,334
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	150,000	154,249
4.88%, 03/15/42 (a)	330,000	414,843
5.45%, 06/09/44 (a)	100,000	138,737
Nucor Corp.
3.95%, 05/01/28 (a)	250,000	280,842
5.20%, 08/01/43 (a)	200,000	262,197
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	202,443
3.63%, 03/15/24 (a)	200,000	214,032
3.38%, 03/15/25 (a)	180,000	192,709
4.20%, 04/01/29 (a)	100,000	114,239
6.13%, 01/15/41 (a)	195,000	258,480
4.90%, 06/01/43 (a)	100,000	119,975
5.25%, 01/15/45 (a)	150,000	188,786
5.00%, 04/01/49 (a)	100,000	126,292
Packaging Corp. of America
4.50%, 11/01/23 (a)	250,000	274,414
3.00%, 12/15/29 (a)	150,000	158,563
4.05%, 12/15/49 (a)	100,000	115,939
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	105,268
2.40%, 08/15/24 (a)	100,000	103,455
2.80%, 08/15/29 (a)	100,000	105,058
Praxair, Inc.
3.00%, 09/01/21	195,000	200,298
2.45%, 02/15/22 (a)	150,000	152,028
2.65%, 02/05/25 (a)	250,000	264,857
3.20%, 01/30/26 (a)	150,000	161,956
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	147,105

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	165,810
7.13%, 07/15/28	200,000	277,511
5.20%, 11/02/40	250,000	343,187
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	200,000	242,358
Rohm & Haas Co.
7.85%, 07/15/29	250,000	344,779
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	113,696
4.25%, 01/15/48 (a)	150,000	158,926
Sasol Financing International Ltd.
4.50%, 11/14/22	200,000	206,566
Sasol Financing USA LLC
5.88%, 03/27/24 (a)	200,000	211,997
Southern Copper Corp.
3.88%, 04/23/25	250,000	268,135
7.50%, 07/27/35	100,000	142,073
6.75%, 04/16/40	100,000	137,659
5.25%, 11/08/42	250,000	297,212
5.88%, 04/23/45	250,000	320,694
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	150,000	154,619
2.80%, 12/15/24 (a)	100,000	103,692
5.00%, 12/15/26 (a)	200,000	212,485
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	225,104
5.00%, 01/15/30 (a)	200,000	209,106
Teck Resources Ltd.
6.00%, 08/15/40 (a)	200,000	220,881
6.25%, 07/15/41 (a)	100,000	113,542
5.20%, 03/01/42 (a)	150,000	150,174
The Dow Chemical Co.
3.15%, 05/15/24 (a)	150,000	159,085
3.50%, 10/01/24 (a)	150,000	161,308
3.63%, 05/15/26 (a)	150,000	163,438
7.38%, 11/01/29	174,000	241,200
4.25%, 10/01/34 (a)	250,000	283,576
5.25%, 11/15/41 (a)	100,000	123,376
4.38%, 11/15/42 (a)	250,000	276,569
4.63%, 10/01/44 (a)	100,000	116,144
5.55%, 11/30/48 (a)	150,000	191,489
4.80%, 05/15/49 (a)	100,000	118,447
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	311,596
4.05%, 11/15/27 (a)	250,000	266,329
5.63%, 11/15/43 (a)	100,000	120,080
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	235,000	240,674
3.13%, 06/01/24 (a)	100,000	106,043
3.45%, 06/01/27 (a)	250,000	273,051
2.95%, 08/15/29 (a)	200,000	209,922
4.00%, 12/15/42 (a)	100,000	112,629
4.50%, 06/01/47 (a)	150,000	181,718
3.80%, 08/15/49 (a)	100,000	110,342
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	293,571
8.25%, 01/17/34	100,000	140,377
6.88%, 11/21/36	250,000	329,374
6.88%, 11/10/39	250,000	333,459
Vale S.A.
5.63%, 09/11/42	100,000	118,084
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	107,073
5.00%, 08/15/46 (a)	100,000	113,172
4.38%, 11/15/47 (a)	100,000	106,093
WestRock MWV LLC
7.95%, 02/15/31	150,000	218,195
Weyerhaeuser Co.
4.70%, 03/15/21 (a)	150,000	153,431
4.00%, 11/15/29 (a)	150,000	171,585
7.38%, 03/15/32	250,000	364,410
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	327,124
4.65%, 03/15/26 (a)	150,000	172,213
4.00%, 03/15/28 (a)	150,000	168,553
3.90%, 06/01/28 (a)	100,000	110,559
4.90%, 03/15/29 (a)	100,000	117,550
		28,558,749
Capital Goods 1.3%
3M Co.
1.63%, 09/19/21 (a)	150,000	150,700
2.00%, 06/26/22	263,000	268,008
3.25%, 02/14/24 (a)	250,000	267,002
2.00%, 02/14/25 (a)	150,000	153,554
3.00%, 08/07/25	100,000	108,129
2.88%, 10/15/27 (a)	250,000	266,725
3.38%, 03/01/29 (a)	350,000	387,158
3.88%, 06/15/44	100,000	115,575
3.13%, 09/19/46 (a)	100,000	102,769
4.00%, 09/14/48 (a)	250,000	299,197
3.25%, 08/26/49 (a)	100,000	105,322
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	257,944
3.80%, 04/03/28 (a)	150,000	170,014
4.38%, 05/08/42	100,000	127,797
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	529,935
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)(g)	100,000	114,343
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	165,649
Carrier Global Corp.
1.92%, 02/15/23 (a)(g)	100,000	101,408
2.24%, 02/15/25 (a)(g)	325,000	331,763
2.49%, 02/15/27 (a)(g)	200,000	203,887
2.72%, 02/15/30 (a)(g)	300,000	304,584
3.38%, 04/05/40 (a)(g)	250,000	257,481
3.58%, 04/05/50 (a)(g)	325,000	335,701
Caterpillar Financial Services Corp.
1.70%, 08/09/21	330,000	331,693
3.15%, 09/07/21	100,000	102,803
2.95%, 02/26/22	150,000	154,914
1.90%, 09/06/22	150,000	152,423
1.95%, 11/18/22	150,000	152,082
2.63%, 03/01/23	100,000	103,632
2.85%, 05/17/24	100,000	105,453
2.15%, 11/08/24	150,000	154,522
3.25%, 12/01/24	100,000	107,645
2.40%, 08/09/26	362,000	378,645
Caterpillar, Inc.
3.90%, 05/27/21	250,000	257,957
2.60%, 06/26/22 (a)	200,000	204,915
3.40%, 05/15/24 (a)	135,000	144,252
2.60%, 09/19/29 (a)	100,000	105,019
5.20%, 05/27/41	150,000	206,878

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 08/15/42	450,000	537,228
3.25%, 09/19/49 (a)	100,000	108,203
4.75%, 05/15/64 (a)	100,000	138,962
CNH Industrial Capital LLC
4.20%, 01/15/24	200,000	216,660
CNH Industrial N.V.
4.50%, 08/15/23	100,000	108,793
3.85%, 11/15/27 (a)	100,000	107,774
Crane Co.
4.45%, 12/15/23 (a)	100,000	109,529
Deere & Co.
5.38%, 10/16/29	362,000	469,020
2.88%, 09/07/49 (a)	100,000	105,496
Dover Corp.
3.15%, 11/15/25 (a)	150,000	162,172
5.38%, 03/01/41 (a)	100,000	131,429
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	162,918
4.00%, 11/02/32	296,000	358,748
4.15%, 11/02/42	150,000	185,731
Embraer Netherlands Finance BV
5.05%, 06/15/25	300,000	327,970
5.40%, 02/01/27	150,000	170,079
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	153,403
5.25%, 11/15/39	100,000	136,128
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	196,840
4.30%, 06/15/46 (a)	180,000	212,507
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	200,000	212,420
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	307,305
3.38%, 05/15/23 (a)	100,000	106,293
1.88%, 08/15/23 (a)	250,000	254,759
2.38%, 11/15/24 (a)	250,000	259,194
3.75%, 05/15/28 (a)	400,000	454,412
General Electric Co.
4.65%, 10/17/21	250,000	261,477
3.15%, 09/07/22 (b)	400,000	414,334
2.70%, 10/09/22	330,000	337,270
3.10%, 01/09/23	250,000	259,367
3.38%, 03/11/24	200,000	211,992
3.45%, 05/15/24 (a)	74,000	78,560
5.55%, 01/05/26	100,000	118,367
6.75%, 03/15/32	500,000	678,555
6.15%, 08/07/37	100,000	131,311
5.88%, 01/14/38	470,000	603,602
6.88%, 01/10/39	350,000	497,483
4.13%, 10/09/42	134,000	146,510
4.50%, 03/11/44	125,000	145,021
Hexcel Corp.
3.95%, 02/15/27 (a)	150,000	163,410
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	333,554
2.30%, 08/15/24 (a)	200,000	207,946
2.50%, 11/01/26 (a)	400,000	423,326
2.70%, 08/15/29 (a)	150,000	160,939
5.70%, 03/15/37	100,000	146,475
3.81%, 11/21/47 (a)	150,000	190,497
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	109,432
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	109,737
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	162,419
2.65%, 11/15/26 (a)	100,000	106,499
3.90%, 09/01/42 (a)	300,000	374,206
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	163,804
3.75%, 08/21/28 (a)	100,000	112,368
5.75%, 06/15/43	100,000	141,026
4.30%, 02/21/48 (a)	150,000	184,876
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	100,000	112,526
John Deere Capital Corp.
2.80%, 03/04/21	250,000	253,895
3.13%, 09/10/21	150,000	154,261
2.65%, 01/06/22	100,000	102,498
2.75%, 03/15/22	250,000	257,300
2.95%, 04/01/22	100,000	103,426
2.15%, 09/08/22	500,000	509,995
2.80%, 03/06/23	200,000	208,402
2.60%, 03/07/24	150,000	156,736
3.35%, 06/12/24	100,000	107,675
2.05%, 01/09/25	200,000	205,526
2.65%, 06/10/26	200,000	211,963
3.05%, 01/06/28	250,000	273,101
3.45%, 03/07/29	100,000	112,763
2.80%, 07/18/29	150,000	161,222
2.45%, 01/09/30	100,000	104,270
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	210,434
4.63%, 07/02/44 (a)	195,000	238,314
5.13%, 09/14/45 (a)	19,000	24,660
4.95%, 07/02/64 (a)	100,000	127,110
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	110,286
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	107,127
3.83%, 04/27/25 (a)	150,000	164,744
4.40%, 06/15/28 (a)(g)	150,000	174,793
2.90%, 12/15/29 (a)	150,000	159,753
6.15%, 12/15/40	95,000	138,210
5.05%, 04/27/45 (a)	100,000	132,141
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	107,890
3.50%, 11/15/27 (a)	100,000	106,898
4.40%, 03/15/29 (a)	100,000	113,380
Lockheed Martin Corp.
3.35%, 09/15/21	150,000	154,986
3.10%, 01/15/23 (a)	250,000	262,176
2.90%, 03/01/25 (a)	150,000	160,413
3.55%, 01/15/26 (a)	200,000	221,825
4.50%, 05/15/36 (a)	150,000	188,295
3.80%, 03/01/45 (a)	150,000	178,807
4.70%, 05/15/46 (a)	100,000	136,242
4.09%, 09/15/52 (a)	538,000	684,651
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	109,865
4.25%, 12/15/47 (a)	100,000	112,219
Masco Corp.
5.95%, 03/15/22	100,000	108,662
4.45%, 04/01/25 (a)	100,000	111,331
4.50%, 05/15/47 (a)	150,000	170,161
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	106,133

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northrop Grumman Corp.
3.50%, 03/15/21	250,000	255,329
2.55%, 10/15/22 (a)	400,000	412,246
3.25%, 01/15/28 (a)	500,000	539,917
5.05%, 11/15/40	400,000	520,564
4.75%, 06/01/43	150,000	193,327
4.03%, 10/15/47 (a)	150,000	179,588
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	164,738
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	103,429
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(g)	200,000	203,320
2.29%, 04/05/27 (a)(g)	100,000	102,228
2.57%, 02/15/30 (a)(g)	250,000	257,372
3.11%, 02/15/40 (a)(g)	125,000	128,214
3.36%, 02/15/50 (a)(g)	125,000	129,857
Owens Corning
4.20%, 12/01/24 (a)	150,000	162,916
3.95%, 08/15/29 (a)	300,000	336,213
4.30%, 07/15/47 (a)	100,000	106,759
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	156,670
3.30%, 11/21/24 (a)	250,000	268,996
3.25%, 06/14/29 (a)	150,000	162,850
6.25%, 05/15/38	100,000	143,653
4.45%, 11/21/44 (a)	100,000	122,074
4.10%, 03/01/47 (a)	100,000	118,819
4.00%, 06/14/49 (a)	100,000	116,662
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	84,519
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	258,314
3.25%, 06/15/25 (a)	100,000	107,554
4.38%, 06/15/45 (a)	100,000	127,904
Raytheon Co.
2.50%, 12/15/22 (a)	150,000	154,296
3.15%, 12/15/24 (a)	250,000	270,166
4.88%, 10/15/40	150,000	204,352
4.70%, 12/15/41	100,000	133,354
Republic Services, Inc.
3.55%, 06/01/22 (a)	150,000	156,199
4.75%, 05/15/23 (a)	150,000	163,918
2.50%, 08/15/24 (a)	300,000	309,543
2.90%, 07/01/26 (a)	200,000	212,120
3.38%, 11/15/27 (a)	150,000	165,063
3.95%, 05/15/28 (a)	100,000	114,446
2.30%, 03/01/30 (a)	100,000	100,645
3.05%, 03/01/50 (a)	100,000	99,777
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	114,124
4.20%, 03/01/49 (a)	100,000	128,978
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	150,000	154,441
3.20%, 03/15/24 (a)	255,000	272,239
3.50%, 03/15/27 (a)	150,000	167,061
4.80%, 12/15/43 (a)	100,000	134,628
4.35%, 04/15/47 (a)	150,000	194,369
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	150,000	156,326
3.65%, 09/15/23 (a)	100,000	107,135
3.85%, 12/15/25 (a)	250,000	277,967
3.80%, 12/15/26 (a)	250,000	277,831
2.95%, 09/15/29 (a)	100,000	106,181
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	125,557
Sonoco Products Co.
5.75%, 11/01/40 (a)	150,000	199,918
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	260,152
4.25%, 11/15/28 (a)	150,000	176,277
2.30%, 03/15/30 (a)	100,000	101,127
5.20%, 09/01/40	100,000	133,107
4.85%, 11/15/48 (a)	50,000	67,382
4.00%, 03/15/60 (a)(c)	100,000	101,053
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	110,224
3.38%, 03/01/28 (a)	200,000	211,706
The Boeing Co.
2.30%, 08/01/21	150,000	151,804
2.13%, 03/01/22 (a)	150,000	151,799
2.80%, 03/01/23 (a)	250,000	257,610
3.10%, 05/01/26 (a)	100,000	106,116
2.80%, 03/01/27 (a)	400,000	418,580
3.45%, 11/01/28 (a)	150,000	163,883
3.20%, 03/01/29 (a)	150,000	160,548
2.95%, 02/01/30 (a)	150,000	158,274
3.60%, 05/01/34 (a)	100,000	111,694
3.25%, 02/01/35 (a)	150,000	160,788
3.50%, 03/01/39 (a)	150,000	161,357
5.88%, 02/15/40	100,000	135,700
3.65%, 03/01/47 (a)	250,000	267,959
3.85%, 11/01/48 (a)	100,000	112,407
3.90%, 05/01/49 (a)	100,000	112,575
3.75%, 02/01/50 (a)	175,000	193,668
3.95%, 08/01/59 (a)	150,000	167,015
The Timken Co.
4.50%, 12/15/28 (a)	100,000	113,856
United Technologies Corp.
3.65%, 08/16/23 (a)	250,000	269,894
3.95%, 08/16/25 (a)	500,000	560,215
2.65%, 11/01/26 (a)	150,000	161,096
4.13%, 11/16/28 (a)	450,000	528,379
6.05%, 06/01/36	500,000	724,272
6.13%, 07/15/38	650,000	967,258
4.50%, 06/01/42	100,000	128,569
4.15%, 05/15/45 (a)	100,000	123,162
3.75%, 11/01/46 (a)	150,000	175,892
4.05%, 05/04/47 (a)	100,000	122,163
4.63%, 11/16/48 (a)	250,000	335,622
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	114,850
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	111,229
4.50%, 06/15/47 (a)	150,000	176,536
Wabtec Corp.
4.40%, 03/15/24 (a)(e)(f)	100,000	108,747
4.95%, 09/15/28 (a)(e)(f)	250,000	285,970
Waste Connections, Inc.
3.50%, 05/01/29 (a)	100,000	111,036
2.60%, 02/01/30 (a)	150,000	154,675
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	155,266
3.13%, 03/01/25 (a)	500,000	535,202
3.20%, 06/15/26 (a)	100,000	108,546
4.00%, 07/15/39 (a)	100,000	119,764
4.10%, 03/01/45 (a)	462,000	563,374

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	128,126
4.20%, 05/15/47 (a)	200,000	243,722
Xylem, Inc.
4.88%, 10/01/21	350,000	368,907
		49,726,678
Communications 2.2%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	200,000	204,872
3.40%, 09/15/26 (a)	200,000	217,226
4.50%, 06/15/47 (a)	100,000	126,679
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	223,189
6.38%, 03/01/35	200,000	291,605
6.13%, 03/30/40	530,000	776,418
4.38%, 04/22/49 (a)	200,000	251,138
American Tower Corp.
3.50%, 01/31/23	100,000	105,500
3.00%, 06/15/23	150,000	156,439
5.00%, 02/15/24	350,000	394,191
3.38%, 05/15/24 (a)	100,000	106,289
2.95%, 01/15/25 (a)	150,000	157,974
2.40%, 03/15/25 (a)	150,000	154,440
4.00%, 06/01/25 (a)	150,000	165,122
3.38%, 10/15/26 (a)	150,000	162,048
2.75%, 01/15/27 (a)	150,000	155,912
3.13%, 01/15/27 (a)	230,000	242,848
3.95%, 03/15/29 (a)	100,000	111,752
3.80%, 08/15/29 (a)	250,000	276,209
2.90%, 01/15/30 (a)	150,000	155,783
3.70%, 10/15/49 (a)	100,000	108,085
AT&T, Inc.
3.88%, 08/15/21	250,000	258,912
3.00%, 02/15/22	100,000	102,768
3.20%, 03/01/22 (a)	200,000	206,316
3.00%, 06/30/22 (a)	600,000	618,873
2.63%, 12/01/22 (a)	250,000	256,645
3.80%, 03/01/24 (a)	500,000	539,735
4.45%, 04/01/24 (a)	150,000	165,320
3.55%, 06/01/24 (a)	350,000	374,729
3.95%, 01/15/25 (a)	300,000	328,342
3.40%, 05/15/25 (a)	680,000	725,951
3.88%, 01/15/26 (a)	400,000	439,396
4.13%, 02/17/26 (a)	350,000	389,655
2.95%, 07/15/26 (a)	100,000	105,091
3.80%, 02/15/27 (a)	150,000	164,655
4.25%, 03/01/27 (a)	200,000	224,767
4.10%, 02/15/28 (a)	577,000	646,670
4.35%, 03/01/29 (a)	350,000	399,849
4.30%, 02/15/30 (a)	547,000	627,570
6.15%, 09/15/34	200,000	273,501
4.50%, 05/15/35 (a)	350,000	405,694
5.25%, 03/01/37 (a)	600,000	742,062
4.90%, 08/15/37 (a)	250,000	299,169
6.30%, 01/15/38	100,000	136,825
4.85%, 03/01/39 (a)	250,000	300,552
6.35%, 03/15/40	100,000	137,212
6.10%, 07/15/40	150,000	203,395
6.00%, 08/15/40 (a)	250,000	334,900
5.35%, 09/01/40	250,000	318,282
6.38%, 03/01/41	200,000	280,937
5.55%, 08/15/41	150,000	191,569
5.38%, 10/15/41	100,000	125,270
5.15%, 03/15/42	200,000	245,296
4.30%, 12/15/42 (a)	250,000	278,511
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.35%, 12/15/43	100,000	126,772
4.65%, 06/01/44 (a)	150,000	172,200
4.80%, 06/15/44 (a)	400,000	470,968
4.35%, 06/15/45 (a)	500,000	557,207
4.85%, 07/15/45 (a)	200,000	236,894
4.75%, 05/15/46 (a)	500,000	587,017
5.15%, 11/15/46 (a)	250,000	308,907
5.65%, 02/15/47 (a)	150,000	198,615
5.45%, 03/01/47 (a)	250,000	323,635
4.50%, 03/09/48 (a)	674,000	769,964
4.55%, 03/09/49 (a)	400,000	461,338
5.15%, 02/15/50 (a)	400,000	500,480
5.70%, 03/01/57 (a)	100,000	135,225
5.30%, 08/15/58 (a)	100,000	128,936
Bell Canada, Inc.
4.46%, 04/01/48 (a)	150,000	187,010
4.30%, 07/29/49 (a)	100,000	121,221
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	219,838
5.13%, 12/04/28 (a)	250,000	295,266
9.63%, 12/15/30 (e)(f)	300,000	475,945
CBS Corp.
3.50%, 01/15/25 (a)	330,000	352,039
4.20%, 06/01/29 (a)	150,000	168,954
7.88%, 07/30/30	50,000	72,157
4.90%, 08/15/44 (a)	195,000	228,856
4.60%, 01/15/45 (a)	180,000	199,516
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	212,535
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	350,000	371,264
4.50%, 02/01/24 (a)	250,000	271,324
4.91%, 07/23/25 (a)	750,000	843,454
3.75%, 02/15/28 (a)	200,000	212,488
4.20%, 03/15/28 (a)	250,000	272,546
5.05%, 03/30/29 (a)	400,000	462,684
6.38%, 10/23/35 (a)	330,000	434,481
5.38%, 04/01/38 (a)	150,000	174,712
6.48%, 10/23/45 (a)	500,000	643,637
5.38%, 05/01/47 (a)	350,000	399,950
5.75%, 04/01/48 (a)	350,000	418,260
5.13%, 07/01/49 (a)	200,000	223,462
4.80%, 03/01/50 (a)	400,000	433,194
6.83%, 10/23/55 (a)	100,000	134,331
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	200,000	243,439
Comcast Corp.
3.13%, 07/15/22	250,000	261,002
2.85%, 01/15/23	250,000	260,854
2.75%, 03/01/23 (a)	250,000	260,296
3.00%, 02/01/24 (a)	150,000	158,537
3.60%, 03/01/24	100,000	108,035
3.70%, 04/15/24 (a)	400,000	434,604
3.38%, 02/15/25 (a)	200,000	216,304
3.95%, 10/15/25 (a)	400,000	448,386
3.15%, 03/01/26 (a)	150,000	161,856
3.30%, 02/01/27 (a)	300,000	327,168
3.15%, 02/15/28 (a)	150,000	163,163
3.55%, 05/01/28 (a)	200,000	222,749
4.15%, 10/15/28 (a)	500,000	581,447
2.65%, 02/01/30 (a)	200,000	210,266
4.25%, 10/15/30 (a)	250,000	297,696
4.25%, 01/15/33	250,000	302,354
7.05%, 03/15/33	500,000	756,585
4.20%, 08/15/34 (a)	250,000	304,055

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 08/15/35 (a)	150,000	185,103
6.50%, 11/15/35	195,000	294,433
3.20%, 07/15/36 (a)	100,000	108,507
6.45%, 03/15/37	100,000	148,063
6.95%, 08/15/37	150,000	231,574
3.90%, 03/01/38 (a)	250,000	292,107
6.40%, 05/15/38	100,000	149,552
4.60%, 10/15/38 (a)	500,000	625,802
3.25%, 11/01/39 (a)	200,000	216,558
6.40%, 03/01/40	150,000	225,490
4.65%, 07/15/42	100,000	127,466
4.50%, 01/15/43	200,000	252,791
4.75%, 03/01/44	100,000	130,177
4.60%, 08/15/45 (a)	300,000	385,423
3.40%, 07/15/46 (a)	200,000	217,367
4.00%, 08/15/47 (a)	100,000	118,852
3.97%, 11/01/47 (a)	350,000	412,849
4.00%, 03/01/48 (a)	200,000	237,728
4.70%, 10/15/48 (a)	500,000	655,992
4.00%, 11/01/49 (a)	250,000	298,620
3.45%, 02/01/50 (a)	250,000	276,980
4.05%, 11/01/52 (a)	250,000	301,429
4.95%, 10/15/58 (a)	350,000	480,725
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	252,356
4.88%, 04/15/22	330,000	351,965
5.25%, 01/15/23	350,000	384,051
3.15%, 07/15/23 (a)	150,000	156,216
4.45%, 02/15/26 (a)	195,000	219,677
3.80%, 02/15/28 (a)	150,000	165,298
4.30%, 02/15/29 (a)	100,000	114,638
4.75%, 05/15/47 (a)	200,000	243,875
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	550,000	843,912
Discovery Communications LLC
3.30%, 05/15/22	250,000	259,434
3.50%, 06/15/22 (a)	250,000	259,579
3.80%, 03/13/24 (a)	250,000	268,655
4.90%, 03/11/26 (a)	100,000	114,333
3.95%, 03/20/28 (a)	250,000	271,357
5.00%, 09/20/37 (a)	250,000	285,731
6.35%, 06/01/40	250,000	331,896
4.88%, 04/01/43	150,000	171,207
5.20%, 09/20/47 (a)	100,000	118,839
5.30%, 05/15/49 (a)	150,000	181,684
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	150,000	153,179
Fox Corp.
3.67%, 01/25/22 (g)	150,000	156,292
4.03%, 01/25/24 (a)(g)	150,000	162,845
4.71%, 01/25/29 (a)(g)	300,000	353,340
5.48%, 01/25/39 (a)(g)	200,000	257,442
5.58%, 01/25/49 (a)(g)	250,000	334,864
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	242,390
5.00%, 05/13/45 (a)	300,000	352,552
5.25%, 05/24/49 (a)	200,000	245,517
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	144,645
Moody's Corp.
2.75%, 12/15/21 (a)	250,000	255,615
2.63%, 01/15/23 (a)	150,000	154,643
4.25%, 02/01/29 (a)	150,000	177,357
4.88%, 12/17/48 (a)	150,000	201,329
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NBCUniversal Media LLC
4.38%, 04/01/21	445,000	458,595
2.88%, 01/15/23	200,000	208,800
6.40%, 04/30/40	100,000	150,911
5.95%, 04/01/41	100,000	145,503
4.45%, 01/15/43	230,000	284,812
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	250,000	261,064
3.65%, 11/01/24 (a)	130,000	139,984
3.60%, 04/15/26 (a)	250,000	274,249
Orange S.A.
9.00%, 03/01/31 (b)	500,000	801,052
5.38%, 01/13/42	150,000	209,800
5.50%, 02/06/44 (a)	150,000	213,793
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	172,008
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	156,974
3.63%, 12/15/25 (a)	200,000	219,323
2.90%, 11/15/26 (a)	150,000	158,420
4.50%, 03/15/43 (a)	100,000	120,751
5.00%, 03/15/44 (a)	330,000	425,670
4.30%, 02/15/48 (a)	100,000	119,110
4.35%, 05/01/49 (a)	150,000	181,837
3.70%, 11/15/49 (a)	150,000	164,805
S&P Global, Inc.
4.00%, 06/15/25 (a)	400,000	447,290
2.50%, 12/01/29 (a)	100,000	104,628
4.50%, 05/15/48 (a)	100,000	133,636
3.25%, 12/01/49 (a)	100,000	109,908
TCI Communications, Inc.
7.13%, 02/15/28	230,000	309,884
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	163,688
4.10%, 03/08/27	450,000	499,698
7.05%, 06/20/36	365,000	526,277
4.67%, 03/06/38	150,000	174,869
5.21%, 03/08/47	350,000	434,149
4.90%, 03/06/48	150,000	180,196
5.52%, 03/01/49 (a)	150,000	195,103
Telefonica Europe BV
8.25%, 09/15/30	100,000	148,412
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	220,566
4.30%, 06/15/49 (a)	150,000	183,601
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	382,443
5.40%, 10/01/48 (a)	100,000	134,040
The Walt Disney Co.
1.65%, 09/01/22	100,000	101,034
3.00%, 09/15/22	150,000	156,584
1.75%, 08/30/24 (a)	150,000	152,429
3.70%, 10/15/25 (a)	200,000	223,089
2.00%, 09/01/29 (a)	250,000	252,500
6.55%, 03/15/33	500,000	745,162
6.20%, 12/15/34	150,000	222,196
6.40%, 12/15/35	230,000	347,447
6.15%, 03/01/37	150,000	222,702
4.75%, 09/15/44 (a)	250,000	338,746
2.75%, 09/01/49 (a)	350,000	355,654
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	163,591
5.65%, 11/23/43 (a)	150,000	197,755

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner Cable LLC
6.55%, 05/01/37	200,000	255,475
7.30%, 07/01/38	150,000	204,868
6.75%, 06/15/39	250,000	328,337
5.88%, 11/15/40 (a)	424,000	517,274
5.50%, 09/01/41 (a)	150,000	174,230
4.50%, 09/15/42 (a)	200,000	209,247
TWDC Enterprises 18 Corp.
3.75%, 06/01/21	150,000	154,589
2.35%, 12/01/22	200,000	206,303
3.00%, 02/13/26	350,000	380,914
1.85%, 07/30/26	150,000	152,971
4.13%, 06/01/44	350,000	439,971
3.00%, 07/30/46	100,000	106,495
Verizon Communications, Inc.
4.60%, 04/01/21	200,000	207,038
2.95%, 03/15/22	500,000	516,160
3.13%, 03/16/22	200,000	207,341
2.45%, 11/01/22 (a)	200,000	205,410
5.15%, 09/15/23	530,000	597,681
4.15%, 03/15/24 (a)	330,000	361,253
3.50%, 11/01/24 (a)	330,000	357,385
3.38%, 02/15/25	300,000	324,684
2.63%, 08/15/26	200,000	209,989
4.13%, 03/16/27	500,000	572,030
4.33%, 09/21/28	400,000	469,534
3.88%, 02/08/29 (a)	200,000	229,297
4.02%, 12/03/29 (a)	600,000	697,815
7.75%, 12/01/30	52,000	78,163
4.50%, 08/10/33	300,000	367,989
4.40%, 11/01/34 (a)	630,000	770,622
4.27%, 01/15/36	305,000	366,496
5.25%, 03/16/37	300,000	400,669
4.81%, 03/15/39	150,000	193,687
4.75%, 11/01/41	574,000	740,184
3.85%, 11/01/42 (a)	250,000	286,386
6.55%, 09/15/43	100,000	157,979
4.13%, 08/15/46	200,000	242,343
4.86%, 08/21/46	400,000	531,140
5.50%, 03/16/47	100,000	144,023
4.52%, 09/15/48	500,000	645,900
5.01%, 04/15/49	450,000	620,635
5.01%, 08/21/54	250,000	351,099
4.67%, 03/15/55	500,000	672,280
Viacom, Inc.
3.88%, 12/15/21	183,000	191,107
4.38%, 03/15/43	250,000	269,056
5.85%, 09/01/43 (a)	250,000	316,076
5.25%, 04/01/44 (a)	100,000	120,382
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	263,000	284,391
3.88%, 04/01/24 (a)	150,000	161,922
3.70%, 08/15/24 (a)	250,000	269,302
2.90%, 01/15/27 (a)	150,000	155,257
Vodafone Group PLC
2.50%, 09/26/22	250,000	256,327
3.75%, 01/16/24	200,000	215,762
4.13%, 05/30/25	250,000	278,471
4.38%, 05/30/28	550,000	634,659
7.88%, 02/15/30	150,000	216,604
6.15%, 02/27/37	250,000	338,165
5.00%, 05/30/38	150,000	182,348
4.38%, 02/19/43	150,000	169,426
5.25%, 05/30/48	500,000	631,722
4.88%, 06/19/49	300,000	360,979
4.25%, 09/17/50	250,000	275,125
5.13%, 06/19/59	100,000	124,071
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	209,738
WPP Finance 2010
3.75%, 09/19/24	100,000	107,555
		81,597,586
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	150,000	157,373
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	350,000	362,700
3.60%, 11/28/24 (a)	200,000	214,944
3.40%, 12/06/27 (a)	300,000	327,201
4.50%, 11/28/34 (a)	250,000	309,832
4.00%, 12/06/37 (a)	200,000	229,825
4.20%, 12/06/47 (a)	200,000	241,486
4.40%, 12/06/57 (a)	200,000	255,360
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	237,338
2.40%, 02/22/23 (a)	200,000	205,982
2.80%, 08/22/24 (a)	250,000	263,796
3.80%, 12/05/24 (a)	195,000	215,931
5.20%, 12/03/25 (a)	100,000	119,208
3.15%, 08/22/27 (a)	750,000	825,634
4.80%, 12/05/34 (a)	150,000	199,609
3.88%, 08/22/37 (a)	400,000	483,026
4.95%, 12/05/44 (a)	330,000	465,057
4.05%, 08/22/47 (a)	600,000	771,216
4.25%, 08/22/57 (a)	250,000	336,631
American Honda Finance Corp.
1.70%, 09/09/21	150,000	150,859
2.20%, 06/27/22	200,000	204,141
2.05%, 01/10/23	250,000	254,109
2.90%, 02/16/24	390,000	409,638
2.40%, 06/27/24	300,000	310,431
2.30%, 09/09/26	300,000	311,850
2.35%, 01/08/27	50,000	51,593
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	108,482
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	171,977
5.40%, 03/15/49 (a)	100,000	121,541
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	220,449
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	262,955
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	259,279
3.13%, 07/15/23 (a)	100,000	104,780
3.75%, 04/18/29 (a)	150,000	168,904
Best Buy Co., Inc.
5.50%, 03/15/21 (a)	100,000	103,052
4.45%, 10/01/28 (a)	100,000	114,063
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	113,232
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	350,000	362,341
3.60%, 06/01/26 (a)	150,000	164,193
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	105,800
4.38%, 03/15/45 (a)	100,000	110,093
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	106,401

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	252,659
3.00%, 05/18/27 (a)	400,000	436,094
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	202,385
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	282,370
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	305,573
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	218,043
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	104,894
3.88%, 04/15/27 (a)	200,000	223,353
4.13%, 05/01/28 (a)	100,000	114,608
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,234
4.00%, 05/15/25 (a)	100,000	109,930
4.20%, 05/15/28 (a)	250,000	279,587
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	104,099
2.60%, 07/15/22 (a)	195,000	199,838
2.75%, 01/30/23 (a)	300,000	308,430
3.60%, 06/05/27 (a)	150,000	161,314
4.00%, 07/15/42 (a)	150,000	151,034
Expedia Group, Inc.
4.50%, 08/15/24 (a)	150,000	163,681
3.80%, 02/15/28 (a)	200,000	206,086
3.25%, 02/15/30 (a)(g)	200,000	195,772
Ford Motor Co.
4.35%, 12/08/26 (a)	180,000	182,345
6.63%, 10/01/28	200,000	226,280
7.45%, 07/16/31	393,000	443,141
4.75%, 01/15/43	225,000	195,832
5.29%, 12/08/46 (a)	150,000	137,600
Ford Motor Credit Co., LLC
3.81%, 10/12/21	200,000	203,680
5.60%, 01/07/22	200,000	210,454
2.98%, 08/03/22 (a)	500,000	501,435
4.25%, 09/20/22	200,000	205,666
3.55%, 10/07/22	200,000	205,101
3.35%, 11/01/22	200,000	202,334
3.09%, 01/09/23	200,000	200,715
4.14%, 02/15/23 (a)	200,000	206,130
3.10%, 05/04/23	200,000	199,770
4.38%, 08/06/23	250,000	259,345
3.81%, 01/09/24 (a)	200,000	202,864
5.58%, 03/18/24 (a)	200,000	214,995
3.66%, 09/08/24	200,000	199,569
4.06%, 11/01/24 (a)	200,000	203,001
4.69%, 06/09/25 (a)	250,000	259,375
4.13%, 08/04/25	250,000	252,702
4.39%, 01/08/26	200,000	200,857
4.54%, 08/01/26 (a)	200,000	202,809
4.27%, 01/09/27 (a)	200,000	197,725
5.11%, 05/03/29 (a)	200,000	201,525
General Motors Co.
4.88%, 10/02/23	562,000	611,650
4.20%, 10/01/27 (a)	500,000	528,895
5.00%, 10/01/28 (a)	250,000	273,869
5.00%, 04/01/35	100,000	107,431
6.60%, 04/01/36 (a)	100,000	120,891
5.15%, 04/01/38 (a)	250,000	259,502
6.25%, 10/02/43	350,000	393,571
5.20%, 04/01/45	100,000	99,382
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.40%, 04/01/48 (a)	75,000	76,808
5.95%, 04/01/49 (a)	100,000	110,228
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	250,000	254,065
4.20%, 11/06/21	150,000	155,048
3.45%, 04/10/22 (a)	500,000	513,182
3.55%, 07/08/22	350,000	362,498
3.25%, 01/05/23 (a)	250,000	257,291
3.70%, 05/09/23 (a)	412,000	429,273
3.95%, 04/13/24 (a)	150,000	158,184
3.50%, 11/07/24 (a)	150,000	155,727
2.90%, 02/26/25 (a)	200,000	202,466
4.35%, 04/09/25 (a)	150,000	161,383
5.25%, 03/01/26 (a)	450,000	503,640
4.35%, 01/17/27 (a)	200,000	213,291
3.85%, 01/05/28 (a)	350,000	360,689
5.65%, 01/17/29 (a)	100,000	114,503
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	274,201
3.35%, 09/01/24 (a)	100,000	104,292
5.25%, 06/01/25 (a)	100,000	111,946
5.38%, 04/15/26 (a)	150,000	169,516
5.75%, 06/01/28 (a)	100,000	117,444
5.30%, 01/15/29 (a)	100,000	115,295
4.00%, 01/15/30 (a)	100,000	106,386
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	105,836
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	210,418
IHS Markit Ltd.
4.75%, 08/01/28 (a)	150,000	175,609
4.25%, 05/01/29 (a)	150,000	170,115
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	210,246
Kohl's Corp.
4.25%, 07/17/25 (a)	350,000	379,535
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	259,684
2.90%, 06/25/25 (a)	150,000	154,384
3.50%, 08/18/26 (a)	150,000	157,457
3.90%, 08/08/29 (a)	150,000	158,843
Lear Corp.
5.25%, 01/15/25 (a)	100,000	102,796
3.80%, 09/15/27 (a)	150,000	156,749
4.25%, 05/15/29 (a)	50,000	53,788
3.50%, 05/30/30 (a)	50,000	50,059
5.25%, 05/15/49 (a)	100,000	105,586
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	150,000	154,478
3.88%, 09/15/23 (a)	100,000	108,041
3.38%, 09/15/25 (a)	474,000	514,937
2.50%, 04/15/26 (a)	200,000	207,040
3.10%, 05/03/27 (a)	250,000	266,166
3.65%, 04/05/29 (a)	200,000	222,136
4.65%, 04/15/42 (a)	195,000	237,751
4.25%, 09/15/44 (a)	100,000	114,933
4.38%, 09/15/45 (a)	100,000	117,291
3.70%, 04/15/46 (a)	150,000	160,403
4.05%, 05/03/47 (a)	250,000	281,969
4.55%, 04/05/49 (a)	200,000	245,832
Macy's Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	203,924
3.63%, 06/01/24 (a)	100,000	102,072
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	217,016

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	101,235
2.13%, 10/03/22	150,000	151,289
3.75%, 03/15/25 (a)	330,000	357,545
3.13%, 06/15/26 (a)	150,000	157,512
4.00%, 04/15/28 (a)	100,000	110,533
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	253,504
2.00%, 03/03/25 (a)	150,000	154,108
2.95%, 11/21/26 (a)	250,000	270,337
2.95%, 06/01/29 (a)	150,000	163,106
3.65%, 06/01/49 (a)	250,000	301,444
McDonald's Corp.
3.35%, 04/01/23 (a)	150,000	159,093
3.38%, 05/26/25 (a)	150,000	161,086
3.70%, 01/30/26 (a)	230,000	253,864
3.50%, 03/01/27 (a)	200,000	219,634
3.80%, 04/01/28 (a)	350,000	393,788
2.63%, 09/01/29 (a)	200,000	208,466
4.70%, 12/09/35 (a)	250,000	314,045
5.70%, 02/01/39	150,000	204,909
4.88%, 07/15/40	100,000	125,210
4.60%, 05/26/45 (a)	100,000	123,475
4.88%, 12/09/45 (a)	270,000	344,988
4.45%, 03/01/47 (a)	100,000	120,562
4.45%, 09/01/48 (a)	250,000	307,464
3.63%, 09/01/49 (a)	150,000	163,129
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	103,141
2.38%, 11/01/26 (a)	100,000	105,365
3.38%, 11/01/46 (a)	350,000	404,803
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	315,450
4.38%, 04/01/30 (a)	100,000	105,556
5.00%, 01/15/44 (a)	100,000	101,279
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	105,817
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	157,868
3.60%, 09/01/27 (a)	150,000	166,172
4.35%, 06/01/28 (a)	200,000	232,562
PACCAR Financial Corp.
3.15%, 08/09/21	250,000	256,989
2.65%, 05/10/22	150,000	154,616
2.00%, 09/26/22	100,000	102,006
1.80%, 02/06/25	100,000	101,964
QVC, Inc.
5.13%, 07/02/22	180,000	190,919
4.38%, 03/15/23	100,000	103,681
4.45%, 02/15/25 (a)	150,000	152,824
5.45%, 08/15/34 (a)	70,000	70,238
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	150,000	161,626
3.70%, 03/15/28 (a)	150,000	149,990
Sands China Ltd.
4.60%, 08/08/23 (a)	300,000	323,338
5.13%, 08/08/25 (a)	200,000	225,021
5.40%, 08/08/28 (a)	200,000	227,418
Starbucks Corp.
2.70%, 06/15/22 (a)	150,000	154,124
3.10%, 03/01/23 (a)	100,000	104,698
3.85%, 10/01/23 (a)	245,000	264,196
3.80%, 08/15/25 (a)	150,000	165,544
4.00%, 11/15/28 (a)	150,000	172,999
3.55%, 08/15/29 (a)	100,000	112,255
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 12/01/47 (a)	250,000	270,925
4.50%, 11/15/48 (a)	100,000	120,791
4.45%, 08/15/49 (a)	150,000	181,849
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	157,735
4.13%, 07/15/27 (a)	100,000	103,593
Target Corp.
2.90%, 01/15/22	150,000	154,618
3.50%, 07/01/24	263,000	287,702
3.38%, 04/15/29 (a)	150,000	167,029
2.35%, 02/15/30 (a)	150,000	154,886
7.00%, 01/15/38	100,000	162,837
4.00%, 07/01/42	75,000	91,693
3.90%, 11/15/47 (a)	400,000	487,908
Target Corp.Target Corp.
6.50%, 10/15/37	100,000	155,841
The Home Depot, Inc.
2.00%, 04/01/21 (a)	150,000	151,333
4.40%, 04/01/21 (a)	250,000	256,350
3.25%, 03/01/22	250,000	259,371
2.63%, 06/01/22 (a)	250,000	257,289
2.70%, 04/01/23 (a)	250,000	260,362
3.75%, 02/15/24 (a)	195,000	212,714
3.00%, 04/01/26 (a)	150,000	162,191
2.95%, 06/15/29 (a)	150,000	161,935
5.88%, 12/16/36	830,000	1,196,395
5.40%, 09/15/40 (a)	100,000	139,081
4.20%, 04/01/43 (a)	280,000	342,915
4.88%, 02/15/44 (a)	195,000	260,303
4.40%, 03/15/45 (a)	150,000	190,581
4.25%, 04/01/46 (a)	150,000	186,972
3.90%, 06/15/47 (a)	100,000	119,837
4.50%, 12/06/48 (a)	250,000	327,512
3.13%, 12/15/49 (a)	200,000	213,177
3.50%, 09/15/56 (a)	150,000	169,578
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	257,940
2.25%, 09/15/26 (a)	100,000	103,384
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	107,682
2.85%, 01/10/25 (a)	100,000	102,905
6.20%, 11/17/36	100,000	119,637
Toyota Motor Corp.
3.42%, 07/20/23	200,000	213,185
3.67%, 07/20/28	150,000	171,951
Toyota Motor Credit Corp.
1.90%, 04/08/21	250,000	251,741
2.95%, 04/13/21	250,000	254,534
2.75%, 05/17/21	500,000	508,990
3.40%, 09/15/21	389,000	401,267
2.60%, 01/11/22	150,000	153,763
3.30%, 01/12/22	250,000	258,384
2.63%, 01/10/23	100,000	103,928
3.35%, 01/08/24	150,000	161,032
2.00%, 10/07/24	100,000	102,364
1.80%, 02/13/25	100,000	101,367
3.20%, 01/11/27	150,000	163,669
3.65%, 01/08/29	150,000	171,856
2.15%, 02/13/30	100,000	101,504
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	100,000	128,321
VF Corp.
3.50%, 09/01/21 (a)	100,000	102,854

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	204,452
2.80%, 12/14/22 (a)	400,000	415,548
3.15%, 12/14/25 (a)	600,000	651,915
4.15%, 12/14/35 (a)	330,000	410,259
4.30%, 12/14/45 (a)	445,000	579,755
3.65%, 09/15/47 (a)	150,000	179,977
Walgreen Co.
3.10%, 09/15/22	150,000	155,172
4.40%, 09/15/42	500,000	521,810
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	618,979
3.45%, 06/01/26 (a)	200,000	211,030
Walmart, Inc.
3.13%, 06/23/21	600,000	613,950
2.35%, 12/15/22 (a)	250,000	257,666
2.55%, 04/11/23 (a)	700,000	727,370
3.40%, 06/26/23 (a)	450,000	480,577
3.30%, 04/22/24 (a)	250,000	269,462
2.65%, 12/15/24 (a)	200,000	211,389
3.05%, 07/08/26 (a)	150,000	163,097
3.70%, 06/26/28 (a)	500,000	568,782
3.25%, 07/08/29 (a)	150,000	167,620
2.38%, 09/24/29 (a)	100,000	104,767
5.25%, 09/01/35	150,000	210,470
6.50%, 08/15/37	150,000	235,137
3.95%, 06/28/38 (a)	250,000	304,996
5.63%, 04/01/40	100,000	149,450
5.63%, 04/15/41	200,000	299,259
4.30%, 04/22/44 (a)	650,000	833,492
3.63%, 12/15/47 (a)	150,000	179,401
4.05%, 06/29/48 (a)	400,000	506,734
2.95%, 09/24/49 (a)	150,000	160,916
		65,294,965
Consumer Non-Cyclical 4.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	213,839
2.95%, 03/15/25 (a)	150,000	160,280
3.75%, 11/30/26 (a)	250,000	281,605
4.75%, 11/30/36 (a)	300,000	393,952
4.90%, 11/30/46 (a)	726,000	1,013,474
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	252,224
3.38%, 11/14/21	150,000	154,984
2.15%, 11/19/21 (g)	250,000	252,784
2.90%, 11/06/22	400,000	414,504
3.20%, 11/06/22 (a)	200,000	208,259
2.30%, 11/21/22 (g)	500,000	509,225
2.85%, 05/14/23 (a)	500,000	519,012
3.75%, 11/14/23 (a)	150,000	161,116
2.60%, 11/21/24 (a)(g)	575,000	595,162
3.60%, 05/14/25 (a)	400,000	432,188
3.20%, 05/14/26 (a)	350,000	372,034
2.95%, 11/21/26 (a)(g)	600,000	630,822
4.25%, 11/14/28 (a)	300,000	343,344
3.20%, 11/21/29 (a)(g)	750,000	793,834
4.50%, 05/14/35 (a)	250,000	295,611
4.30%, 05/14/36 (a)	450,000	518,420
4.05%, 11/21/39 (a)(g)	550,000	611,176
4.40%, 11/06/42	250,000	289,046
4.70%, 05/14/45 (a)	350,000	416,061
4.45%, 05/14/46 (a)	250,000	288,660
4.88%, 11/14/48 (a)	500,000	616,690
4.25%, 11/21/49 (a)(g)	900,000	1,010,214
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Adventist Health System
3.63%, 03/01/49 (a)	100,000	112,930
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (a)	100,000	113,562
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	156,906
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	103,212
Allergan Finance LLC
4.63%, 10/01/42 (a)	100,000	116,852
Allergan Funding SCS
3.45%, 03/15/22 (a)	250,000	259,059
3.85%, 06/15/24 (a)	450,000	484,740
3.80%, 03/15/25 (a)	750,000	818,122
4.55%, 03/15/35 (a)	100,000	119,067
4.85%, 06/15/44 (a)	150,000	184,686
4.75%, 03/15/45 (a)	111,000	135,201
Allina Health System
3.89%, 04/15/49	100,000	120,117
Altria Group, Inc.
4.75%, 05/05/21	150,000	155,641
3.49%, 02/14/22 (a)	150,000	155,418
2.85%, 08/09/22	150,000	154,191
2.95%, 05/02/23	450,000	468,292
3.80%, 02/14/24 (a)	250,000	268,479
4.40%, 02/14/26 (a)	100,000	111,738
2.63%, 09/16/26 (a)	100,000	102,602
4.80%, 02/14/29 (a)	500,000	571,877
5.80%, 02/14/39 (a)	300,000	369,343
4.25%, 08/09/42	200,000	207,571
4.50%, 05/02/43	100,000	106,664
5.38%, 01/31/44	200,000	236,972
3.88%, 09/16/46 (a)	200,000	196,649
5.95%, 02/14/49 (a)	300,000	381,951
6.20%, 02/14/59 (a)	200,000	257,340
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	212,775
3.45%, 12/15/27 (a)	100,000	108,769
4.30%, 12/15/47 (a)	150,000	170,509
Amgen, Inc.
4.10%, 06/15/21 (a)	100,000	102,952
1.85%, 08/19/21 (a)	300,000	302,262
2.70%, 05/01/22 (a)	100,000	102,587
2.65%, 05/11/22 (a)	300,000	307,341
3.63%, 05/15/22 (a)	250,000	260,475
3.63%, 05/22/24 (a)	250,000	268,970
1.90%, 02/21/25 (a)	100,000	101,336
3.13%, 05/01/25 (a)	150,000	160,294
2.60%, 08/19/26 (a)	330,000	346,193
2.20%, 02/21/27 (a)	100,000	101,744
3.20%, 11/02/27 (a)	150,000	162,988
2.45%, 02/21/30 (a)	200,000	203,618
6.38%, 06/01/37	100,000	146,138
3.15%, 02/21/40 (a)	200,000	204,527
5.15%, 11/15/41 (a)	100,000	130,477
4.40%, 05/01/45 (a)	350,000	407,874
4.56%, 06/15/48 (a)	150,000	183,398
3.38%, 02/21/50 (a)	200,000	205,048
4.66%, 06/15/51 (a)	875,000	1,090,097
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	602,387
4.70%, 02/01/36 (a)	855,000	1,025,517
4.90%, 02/01/46 (a)	1,450,000	1,789,981

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	249,000	261,750
3.70%, 02/01/24	350,000	378,079
3.65%, 02/01/26 (a)	100,000	109,816
4.70%, 02/01/36 (a)	150,000	178,549
4.00%, 01/17/43	100,000	111,063
4.63%, 02/01/44	150,000	180,370
4.90%, 02/01/46 (a)	200,000	245,605
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/24 (a)	300,000	322,302
4.15%, 01/23/25 (a)	300,000	334,399
4.00%, 04/13/28 (a)	500,000	565,452
4.75%, 01/23/29 (a)	750,000	890,377
4.90%, 01/23/31 (a)	250,000	304,171
4.38%, 04/15/38 (a)	250,000	289,916
8.20%, 01/15/39	250,000	410,995
5.45%, 01/23/39 (a)	300,000	387,732
4.95%, 01/15/42	200,000	249,883
3.75%, 07/15/42	100,000	107,741
4.60%, 04/15/48 (a)	400,000	480,538
4.44%, 10/06/48 (a)	250,000	293,010
5.55%, 01/23/49 (a)	600,000	815,676
4.75%, 04/15/58 (a)	250,000	304,179
5.80%, 01/23/59 (a)	300,000	423,394
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	150,000	156,158
2.50%, 08/11/26 (a)	200,000	208,013
4.54%, 03/26/42	100,000	129,652
4.02%, 04/16/43	100,000	121,766
3.75%, 09/15/47 (a)	200,000	235,860
4.50%, 03/15/49 (a)	100,000	132,821
Ascension Health
3.11%, 11/15/39 (a)	100,000	111,004
3.95%, 11/15/46	250,000	310,287
AstraZeneca PLC
2.38%, 06/12/22 (a)	200,000	204,553
3.50%, 08/17/23 (a)	100,000	106,933
3.38%, 11/16/25	200,000	216,290
3.13%, 06/12/27 (a)	100,000	107,591
4.00%, 01/17/29 (a)	350,000	403,296
6.45%, 09/15/37	430,000	640,289
4.00%, 09/18/42	150,000	179,719
4.38%, 11/16/45	100,000	127,670
4.38%, 08/17/48 (a)	150,000	193,318
BAT Capital Corp.
2.76%, 08/15/22 (a)	300,000	307,755
3.22%, 08/15/24 (a)	400,000	420,380
2.79%, 09/06/24 (a)	150,000	155,381
3.22%, 09/06/26 (a)	150,000	157,190
3.56%, 08/15/27 (a)	500,000	526,930
3.46%, 09/06/29 (a)	100,000	105,133
4.39%, 08/15/37 (a)	250,000	264,830
4.54%, 08/15/47 (a)	300,000	312,892
4.76%, 09/06/49 (a)	150,000	162,413
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	165,797
5.25%, 06/23/45 (a)	99,000	138,497
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	100,543
2.60%, 08/15/26 (a)	229,000	238,711
3.50%, 08/15/46 (a)	85,000	89,045
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	126,456
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	250,000	257,502
3.36%, 06/06/24 (a)	350,000	372,568
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.73%, 12/15/24 (a)	252,000	273,477
3.70%, 06/06/27 (a)	98,000	108,241
4.69%, 12/15/44 (a)	250,000	314,921
4.67%, 06/06/47 (a)	200,000	254,784
Biogen, Inc.
3.63%, 09/15/22	150,000	158,150
4.05%, 09/15/25 (a)	250,000	278,870
5.20%, 09/15/45 (a)	250,000	323,844
Boston Scientific Corp.
3.38%, 05/15/22	150,000	156,440
3.85%, 05/15/25	375,000	412,416
4.00%, 03/01/28 (a)	150,000	171,929
4.00%, 03/01/29 (a)	150,000	172,367
4.55%, 03/01/39 (a)	150,000	186,599
4.70%, 03/01/49 (a)	200,000	260,828
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (g)	250,000	253,580
2.25%, 08/15/21 (g)	150,000	151,985
2.60%, 05/16/22 (g)	250,000	256,574
2.00%, 08/01/22	200,000	203,264
3.55%, 08/15/22 (g)	200,000	210,601
3.25%, 02/20/23 (a)(g)	150,000	157,899
4.00%, 08/15/23 (g)	350,000	380,408
3.63%, 05/15/24 (a)(g)	100,000	107,986
2.90%, 07/26/24 (a)(g)	500,000	526,607
3.88%, 08/15/25 (a)(g)	250,000	279,206
3.20%, 06/15/26 (a)(g)	250,000	271,987
3.25%, 02/27/27	250,000	275,712
3.45%, 11/15/27 (a)(g)	250,000	278,125
3.40%, 07/26/29 (a)(g)	500,000	561,032
4.13%, 06/15/39 (a)(g)	400,000	487,294
5.25%, 08/15/43 (g)	400,000	569,004
4.63%, 05/15/44 (a)(g)	200,000	262,917
5.00%, 08/15/45 (a)(g)	250,000	343,047
4.35%, 11/15/47 (a)(g)	100,000	128,309
4.55%, 02/20/48 (a)(g)	150,000	196,996
4.25%, 10/26/49 (a)(g)	500,000	641,367
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	181,807
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	350,000	369,437
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	158,748
3.95%, 03/15/25 (a)	100,000	109,312
3.30%, 03/19/25 (a)	250,000	264,024
4.15%, 03/15/28 (a)	150,000	167,283
4.80%, 03/15/48 (a)	100,000	122,371
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	150,000	153,527
3.20%, 03/15/23	150,000	156,401
3.08%, 06/15/24 (a)	350,000	364,528
3.75%, 09/15/25 (a)	330,000	359,312
4.50%, 11/15/44 (a)	100,000	108,047
4.90%, 09/15/45 (a)	180,000	205,307
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	127,692
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	107,437
3.95%, 08/01/47 (a)	100,000	119,546
Cigna Corp.
3.40%, 09/17/21	150,000	153,979
4.75%, 11/15/21 (g)	388,000	407,966
3.90%, 02/15/22 (g)	145,000	151,377
4.00%, 02/15/22 (a)(g)	189,000	196,737
3.00%, 07/15/23 (a)(g)	150,000	155,955
3.75%, 07/15/23 (a)	500,000	533,377

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 06/15/24 (a)(g)	145,000	154,769
4.13%, 11/15/25 (a)	200,000	222,839
4.50%, 02/25/26 (a)(g)	194,000	219,410
3.40%, 03/01/27 (a)(g)	242,000	258,928
3.05%, 10/15/27 (a)(g)	145,000	151,822
4.38%, 10/15/28 (a)	400,000	455,460
4.80%, 08/15/38 (a)	150,000	180,241
6.13%, 11/15/41 (g)	100,000	140,369
4.80%, 07/15/46 (a)(g)	320,000	385,955
3.88%, 10/15/47 (a)(g)	145,000	155,306
4.90%, 12/15/48 (a)	500,000	620,862
City of Hope
5.62%, 11/15/43	100,000	145,615
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	109,024
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	211,069
5.25%, 11/26/43	150,000	204,701
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	102,996
1.95%, 02/01/23	100,000	102,315
2.10%, 05/01/23	250,000	257,654
3.25%, 03/15/24	100,000	107,854
3.70%, 08/01/47 (a)	100,000	125,429
CommonSpirit Health
2.95%, 11/01/22	100,000	102,948
2.76%, 10/01/24 (a)	100,000	104,170
3.35%, 10/01/29 (a)	150,000	159,712
4.35%, 11/01/42	150,000	170,033
4.19%, 10/01/49 (a)	250,000	275,602
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	258,787
4.30%, 05/01/24 (a)	300,000	326,974
4.60%, 11/01/25 (a)	150,000	168,243
4.85%, 11/01/28 (a)	250,000	291,375
5.30%, 11/01/38 (a)	150,000	182,842
5.40%, 11/01/48 (a)	150,000	190,127
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	153,917
3.20%, 02/15/23 (a)	500,000	521,872
4.40%, 11/15/25 (a)	100,000	112,977
4.75%, 12/01/25	100,000	115,369
3.70%, 12/06/26 (a)	150,000	164,709
3.50%, 05/09/27 (a)	100,000	108,175
4.50%, 05/09/47 (a)	150,000	177,818
5.25%, 11/15/48 (a)	150,000	196,320
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	108,423
Covidien International Finance SA
2.95%, 06/15/23 (a)	200,000	209,837
CVS Health Corp.
3.35%, 03/09/21	293,000	297,607
2.13%, 06/01/21 (a)	330,000	332,006
3.50%, 07/20/22 (a)	300,000	313,182
2.75%, 12/01/22 (a)	250,000	257,710
3.70%, 03/09/23 (a)	950,000	1,003,461
3.38%, 08/12/24 (a)	580,000	617,714
2.63%, 08/15/24 (a)	150,000	154,757
4.10%, 03/25/25 (a)	600,000	658,053
3.88%, 07/20/25 (a)	250,000	272,706
2.88%, 06/01/26 (a)	200,000	208,213
3.00%, 08/15/26 (a)	200,000	210,100
4.30%, 03/25/28 (a)	1,200,000	1,345,098
3.25%, 08/15/29 (a)	350,000	368,942
4.88%, 07/20/35 (a)	350,000	425,019
4.78%, 03/25/38 (a)	750,000	885,120
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 12/05/43 (a)	250,000	311,339
5.13%, 07/20/45 (a)	500,000	610,437
5.05%, 03/25/48 (a)	1,150,000	1,415,529
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	163,840
4.38%, 09/15/45 (a)	100,000	126,808
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	101,894
2.20%, 11/15/24 (a)	100,000	102,830
2.60%, 11/15/29 (a)	100,000	104,436
3.25%, 11/15/39 (a)	150,000	162,901
3.40%, 11/15/49 (a)	150,000	166,546
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	51,820
3.88%, 05/18/28 (a)	200,000	229,515
2.38%, 10/24/29 (a)	200,000	208,575
3.88%, 04/29/43 (a)	100,000	121,440
Diageo Investment Corp.
2.88%, 05/11/22	350,000	361,735
8.00%, 09/15/22	150,000	174,581
4.25%, 05/11/42	150,000	187,708
Dignity Health
4.50%, 11/01/42	50,000	56,807
5.27%, 11/01/64	100,000	132,599
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	124,386
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	115,716
Eli Lilly & Co.
2.35%, 05/15/22	300,000	306,913
2.75%, 06/01/25 (a)	100,000	106,164
3.10%, 05/15/27 (a)	100,000	109,066
3.38%, 03/15/29 (a)	150,000	167,361
3.88%, 03/15/39 (a)	100,000	121,975
3.95%, 05/15/47 (a)	100,000	123,606
3.95%, 03/15/49 (a)	250,000	306,567
4.15%, 03/15/59 (a)	200,000	251,445
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	242,318
3.50%, 01/16/50 (a)	150,000	158,065
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	514,470
4.00%, 04/17/25 (a)	200,000	221,778
4.20%, 04/17/28 (a)	150,000	172,714
4.55%, 04/17/38 (a)	250,000	299,624
4.70%, 04/17/48 (a)	150,000	187,270
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	757,181
3.25%, 09/01/22 (a)	500,000	521,635
2.50%, 09/01/23 (a)	200,000	207,062
3.65%, 03/01/26 (a)	250,000	276,095
2.95%, 03/01/27 (a)	200,000	214,644
4.00%, 09/01/36 (a)	100,000	116,990
5.65%, 12/01/41 (a)	724,000	1,026,813
4.80%, 04/01/44 (a)	100,000	128,521
4.50%, 02/01/45 (a)	200,000	247,196
4.75%, 03/01/46 (a)	270,000	347,780
4.15%, 03/01/47 (a)	150,000	181,394
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	153,431
2.85%, 05/08/22	150,000	155,171
2.88%, 06/01/22 (a)	150,000	154,887
3.00%, 06/01/24 (a)	300,000	319,918
3.38%, 06/01/29 (a)	200,000	222,542

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	261,389
3.38%, 05/15/23	200,000	211,772
3.88%, 05/15/28	500,000	571,747
6.38%, 05/15/38	413,000	621,433
4.20%, 03/18/43	100,000	126,514
Hackensack Meridian Health, Inc.
4.50%, 07/01/57 (a)	50,000	67,030
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	81,719
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	104,183
3.55%, 11/19/26 (a)	150,000	157,946
3.90%, 11/19/29 (a)	100,000	105,409
5.10%, 05/15/44 (a)	150,000	161,311
HCA, Inc.
4.75%, 05/01/23	250,000	272,097
5.00%, 03/15/24	250,000	278,221
5.25%, 04/15/25	350,000	398,179
5.25%, 06/15/26 (a)	250,000	286,021
4.50%, 02/15/27 (a)	200,000	221,407
4.13%, 06/15/29 (a)	350,000	383,493
5.13%, 06/15/39 (a)	150,000	175,855
5.50%, 06/15/47 (a)	250,000	297,857
5.25%, 06/15/49 (a)	250,000	290,402
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	68,646
Johnson & Johnson
2.45%, 12/05/21	100,000	102,201
2.25%, 03/03/22 (a)	150,000	152,836
2.05%, 03/01/23 (a)	300,000	307,107
3.38%, 12/05/23	500,000	543,445
2.63%, 01/15/25 (a)	100,000	106,195
2.45%, 03/01/26 (a)	100,000	105,756
2.90%, 01/15/28 (a)	200,000	218,209
4.38%, 12/05/33 (a)	150,000	188,624
3.55%, 03/01/36 (a)	100,000	115,503
3.63%, 03/03/37 (a)	1,150,000	1,351,158
3.40%, 01/15/38 (a)	150,000	171,068
3.70%, 03/01/46 (a)	330,000	400,963
3.75%, 03/03/47 (a)	100,000	122,811
3.50%, 01/15/48 (a)	150,000	179,428
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	400,000	438,970
4.15%, 05/01/47 (a)	250,000	314,201
3.27%, 11/01/49 (a)	150,000	165,877
Kellogg Co.
2.65%, 12/01/23	300,000	311,257
3.40%, 11/15/27 (a)	100,000	108,942
4.30%, 05/15/28 (a)	100,000	115,091
7.45%, 04/01/31	100,000	146,727
4.50%, 04/01/46	100,000	118,511
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	250,000	256,230
4.06%, 05/25/23 (a)	250,000	268,094
4.42%, 05/25/25 (a)	250,000	280,555
4.60%, 05/25/28 (a)	400,000	462,334
4.99%, 05/25/38 (a)	200,000	246,845
4.50%, 11/15/45 (a)	100,000	117,363
5.09%, 05/25/48 (a)	100,000	128,121
Kimberly-Clark Corp.
2.75%, 02/15/26	250,000	265,121
3.20%, 04/25/29 (a)	100,000	111,912
3.20%, 07/30/46 (a)	300,000	332,020
2.88%, 02/07/50 (a)	100,000	103,569
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	51,161
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	261,962
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	102,472
3.25%, 09/01/24 (a)	100,000	106,852
2.30%, 12/01/24 (a)	100,000	102,541
3.60%, 02/01/25 (a)	150,000	161,808
3.60%, 09/01/27 (a)	150,000	164,755
2.95%, 12/01/29 (a)	100,000	104,731
4.70%, 02/01/45 (a)	150,000	180,749
Mayo Clinic
4.00%, 11/15/47	150,000	185,790
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	159,529
3.40%, 08/15/27 (a)	150,000	163,138
4.20%, 08/15/47 (a)	50,000	60,273
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	102,588
2.85%, 03/15/23 (a)	100,000	103,252
3.80%, 03/15/24 (a)	100,000	107,413
3.95%, 02/16/28 (a)	100,000	111,014
4.75%, 05/30/29 (a)	200,000	234,644
4.88%, 03/15/44 (a)	100,000	120,843
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	168,819
5.90%, 11/01/39	150,000	216,059
Medtronic, Inc.
3.15%, 03/15/22	150,000	155,527
2.75%, 04/01/23 (a)	100,000	103,786
3.50%, 03/15/25	400,000	439,718
4.38%, 03/15/35	400,000	511,188
4.63%, 03/15/45	275,000	372,419
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	140,234
4.20%, 07/01/55	100,000	130,600
Merck & Co., Inc.
2.35%, 02/10/22	450,000	460,240
2.40%, 09/15/22 (a)	150,000	153,890
2.80%, 05/18/23	250,000	261,336
2.90%, 03/07/24 (a)	150,000	159,227
2.75%, 02/10/25 (a)	280,000	297,086
3.40%, 03/07/29 (a)	250,000	280,851
3.90%, 03/07/39 (a)	200,000	244,471
3.60%, 09/15/42 (a)	100,000	118,288
3.70%, 02/10/45 (a)	750,000	893,715
4.00%, 03/07/49 (a)	150,000	190,178
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	168,000	169,128
Molson Coors Brewing Co.
3.50%, 05/01/22	195,000	202,827
3.00%, 07/15/26 (a)	200,000	208,907
5.00%, 05/01/42	150,000	171,354
4.20%, 07/15/46 (a)	330,000	339,626
Mondelez International, Inc.
3.63%, 05/07/23 (a)	250,000	266,727
3.63%, 02/13/26 (a)	200,000	222,709
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	112,305
Mylan N.V.
5.25%, 06/15/46 (a)	100,000	117,561

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	248,346
4.55%, 04/15/28 (a)	500,000	557,007
5.40%, 11/29/43 (a)	100,000	117,557
5.20%, 04/15/48 (a)	100,000	118,121
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	49,557
4.26%, 11/01/47 (a)	150,000	175,229
3.81%, 11/01/49 (a)	100,000	110,839
Novartis Capital Corp.
2.40%, 09/21/22	200,000	205,899
3.40%, 05/06/24	100,000	108,337
1.75%, 02/14/25 (a)	150,000	152,701
3.00%, 11/20/25 (a)	250,000	270,704
2.00%, 02/14/27 (a)	200,000	204,734
3.10%, 05/17/27 (a)	650,000	709,088
2.20%, 08/14/30 (a)	250,000	258,340
3.70%, 09/21/42	100,000	120,778
4.40%, 05/06/44	250,000	327,314
4.00%, 11/20/45 (a)	100,000	125,325
2.75%, 08/14/50 (a)	200,000	207,756
NYU Langone Hospitals
4.78%, 07/01/44	100,000	130,574
3.38%, 07/01/55 (a)	100,000	108,036
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	61,380
Partners Healthcare System, Inc.
4.12%, 07/01/55	100,000	132,104
3.34%, 07/01/60 (a)	100,000	109,137
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	100,000	140,396
PepsiCo, Inc.
3.00%, 08/25/21	250,000	257,220
1.70%, 10/06/21 (a)	750,000	756,090
2.75%, 03/05/22	250,000	257,540
2.75%, 03/01/23	200,000	209,173
3.50%, 07/17/25 (a)	150,000	164,902
2.38%, 10/06/26 (a)	250,000	263,484
3.00%, 10/15/27 (a)	250,000	273,521
2.63%, 07/29/29 (a)	100,000	107,254
3.60%, 08/13/42	150,000	175,523
4.60%, 07/17/45 (a)	400,000	532,706
4.45%, 04/14/46 (a)	250,000	332,605
3.45%, 10/06/46 (a)	200,000	229,620
4.00%, 05/02/47 (a)	100,000	125,058
3.38%, 07/29/49 (a)	150,000	172,293
2.88%, 10/15/49 (a)	150,000	159,140
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	157,765
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	291,000	310,210
4.38%, 03/15/26 (a)	200,000	218,520
Pfizer, Inc.
1.95%, 06/03/21	500,000	503,957
3.00%, 09/15/21	150,000	154,188
2.20%, 12/15/21	150,000	152,322
2.80%, 03/11/22	100,000	103,202
3.00%, 06/15/23	500,000	529,125
2.95%, 03/15/24 (a)	250,000	265,184
3.00%, 12/15/26	250,000	271,615
3.45%, 03/15/29 (a)	300,000	337,755
4.00%, 12/15/36	150,000	179,976
4.10%, 09/15/38 (a)	150,000	182,635
3.90%, 03/15/39 (a)	200,000	240,004
7.20%, 03/15/39	260,000	434,070
4.30%, 06/15/43	100,000	126,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 05/15/44	230,000	294,997
4.13%, 12/15/46	250,000	310,119
4.20%, 09/15/48 (a)	100,000	127,167
4.00%, 03/15/49 (a)	150,000	186,217
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	235,506
2.38%, 08/17/22 (a)	350,000	357,854
3.60%, 11/15/23	100,000	107,584
2.88%, 05/01/24 (a)	150,000	157,701
3.25%, 11/10/24	330,000	354,146
3.38%, 08/11/25 (a)	330,000	358,753
3.13%, 03/02/28 (a)	150,000	160,506
3.38%, 08/15/29 (a)	150,000	163,797
6.38%, 05/16/38	100,000	144,582
4.38%, 11/15/41	100,000	117,493
4.50%, 03/20/42	300,000	351,180
3.88%, 08/21/42	100,000	109,658
4.13%, 03/04/43	150,000	171,028
4.25%, 11/10/44	200,000	231,837
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	208,228
3.93%, 10/01/48 (a)	100,000	123,631
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	250,000	271,757
3.45%, 06/01/26 (a)	150,000	163,719
4.20%, 06/30/29 (a)	100,000	115,310
2.95%, 06/30/30 (a)	200,000	207,590
Reynolds American, Inc.
4.85%, 09/15/23	150,000	165,576
4.45%, 06/12/25 (a)	395,000	437,816
5.70%, 08/15/35 (a)	150,000	183,550
7.25%, 06/15/37	250,000	335,857
6.15%, 09/15/43	100,000	124,548
5.85%, 08/15/45 (a)	350,000	417,700
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	46,689
Sanofi
4.00%, 03/29/21	250,000	256,642
3.38%, 06/19/23 (a)	150,000	160,026
3.63%, 06/19/28 (a)	250,000	287,034
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	506,747
2.88%, 09/23/23 (a)	500,000	519,370
3.20%, 09/23/26 (a)	435,000	466,668
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	57,362
Stanford Health Care
3.80%, 11/15/48 (a)	100,000	123,422
Stryker Corp.
2.63%, 03/15/21 (a)	150,000	151,375
3.38%, 11/01/25 (a)	150,000	163,975
3.50%, 03/15/26 (a)	150,000	165,331
3.65%, 03/07/28 (a)	150,000	168,221
4.63%, 03/15/46 (a)	250,000	327,402
Sutter Health
4.09%, 08/15/48 (a)	65,000	81,547
Sysco Corp.
2.50%, 07/15/21 (a)	150,000	152,219
3.55%, 03/15/25 (a)	100,000	109,044
3.75%, 10/01/25 (a)	100,000	110,724
3.30%, 07/15/26 (a)	150,000	163,486
3.25%, 07/15/27 (a)	150,000	162,528
4.85%, 10/01/45 (a)	100,000	127,220
4.50%, 04/01/46 (a)	150,000	183,235
4.45%, 03/15/48 (a)	100,000	121,618

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	150,000	156,420
4.40%, 11/26/23 (a)	200,000	219,405
5.00%, 11/26/28 (a)	250,000	306,484
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	124,701
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	150,666
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	273,169
3.90%, 05/15/28 (a)	100,000	114,195
The Coca-Cola Co.
1.55%, 09/01/21	200,000	201,351
3.30%, 09/01/21	200,000	206,320
2.20%, 05/25/22	500,000	510,952
3.20%, 11/01/23	250,000	267,737
2.88%, 10/27/25	100,000	108,012
2.25%, 09/01/26	562,000	588,900
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	251,356
2.38%, 12/01/29 (a)	100,000	104,033
6.00%, 05/15/37	90,000	130,567
4.15%, 03/15/47 (a)	100,000	125,187
3.13%, 12/01/49 (a)	150,000	160,976
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	266,122
2.05%, 11/15/24 (a)	100,000	103,201
2.45%, 11/15/29 (a)	100,000	105,320
3.13%, 11/15/49 (a)	100,000	109,602
The JM Smucker Co.
3.50%, 03/15/25	487,000	528,733
4.38%, 03/15/45	100,000	113,897
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	185,935
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	255,624
2.80%, 08/01/22 (a)	150,000	154,750
4.00%, 02/01/24 (a)	100,000	108,688
2.65%, 10/15/26 (a)	150,000	155,685
4.50%, 01/15/29 (a)	300,000	352,297
5.40%, 07/15/40 (a)	200,000	247,485
5.00%, 04/15/42 (a)	100,000	119,884
4.45%, 02/01/47 (a)	150,000	167,103
4.65%, 01/15/48 (a)	150,000	170,834
3.95%, 01/15/50 (a)	150,000	155,876
The New York & Presbyterian Hospital
4.02%, 08/01/45	150,000	188,948
3.95%, 08/01/19 (a)	100,000	119,742
The Procter & Gamble Co.
1.70%, 11/03/21	250,000	252,369
2.15%, 08/11/22	150,000	153,561
3.10%, 08/15/23	150,000	160,038
2.70%, 02/02/26	250,000	270,374
2.45%, 11/03/26	241,000	257,984
2.85%, 08/11/27	150,000	165,054
3.50%, 10/25/47	200,000	248,229
The Toledo Hospital
5.33%, 11/15/28	150,000	175,652
6.02%, 11/15/48	50,000	65,471
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	200,000	208,511
4.15%, 02/01/24 (a)	283,000	309,629
2.95%, 09/19/26 (a)	150,000	160,829
3.20%, 08/15/27 (a)	100,000	108,575
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 10/01/29 (a)	150,000	155,483
5.30%, 02/01/44 (a)	195,000	271,335
Trinity Health Corp.
4.13%, 12/01/45	100,000	123,239
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	150,000	159,343
3.90%, 09/28/23 (a)	150,000	162,620
3.95%, 08/15/24 (a)	150,000	164,068
4.00%, 03/01/26 (a)	100,000	111,882
3.55%, 06/02/27 (a)	250,000	273,424
4.35%, 03/01/29 (a)	250,000	293,891
5.15%, 08/15/44 (a)	150,000	194,631
4.55%, 06/02/47 (a)	100,000	121,969
5.10%, 09/28/48 (a)	200,000	261,782
Unilever Capital Corp.
3.00%, 03/07/22	250,000	258,939
2.20%, 05/05/22 (a)	200,000	203,927
2.60%, 05/05/24 (a)	200,000	209,812
3.38%, 03/22/25 (a)	100,000	109,111
2.00%, 07/28/26	500,000	519,095
3.50%, 03/22/28 (a)	250,000	282,084
2.13%, 09/06/29 (a)	150,000	152,796
Whirlpool Corp.
4.85%, 06/15/21	150,000	156,388
3.70%, 05/01/25	100,000	109,630
4.75%, 02/26/29 (a)	100,000	116,407
4.50%, 06/01/46 (a)	100,000	111,232
Wyeth LLC
6.50%, 02/01/34	150,000	224,713
6.00%, 02/15/36	100,000	145,556
5.95%, 04/01/37	500,000	723,695
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	154,616
3.70%, 03/19/23 (a)	250,000	265,250
4.45%, 08/15/45 (a)	150,000	173,649
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	73,455
3.00%, 09/12/27 (a)	200,000	214,947
3.90%, 08/20/28 (a)	250,000	285,784
4.70%, 02/01/43 (a)	195,000	256,795
4.45%, 08/20/48 (a)	100,000	129,562
		150,205,036
Energy 2.2%
Apache Corp.
4.38%, 10/15/28 (a)	150,000	160,575
4.25%, 01/15/30 (a)(o)	150,000	160,046
5.10%, 09/01/40 (a)	200,000	210,075
4.75%, 04/15/43 (a)	300,000	281,925
4.25%, 01/15/44 (a)	150,000	138,031
5.35%, 07/01/49 (a)	100,000	103,669
Baker Hughes a GE Co., LLC
5.13%, 09/15/40	150,000	182,955
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	206,052
3.34%, 12/15/27 (a)	200,000	212,330
3.14%, 11/07/29 (a)	100,000	102,938
4.08%, 12/15/47 (a)	200,000	212,152
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	385,966
4.80%, 05/03/29 (a)	100,000	106,231
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	500,000	506,460
2.52%, 09/19/22 (a)	150,000	154,724
2.75%, 05/10/23	300,000	310,671

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.22%, 11/28/23 (a)	250,000	264,605
3.79%, 02/06/24 (a)	150,000	162,170
3.41%, 02/11/26 (a)	150,000	163,211
3.02%, 01/16/27 (a)	100,000	106,219
3.94%, 09/21/28 (a)	150,000	170,232
4.23%, 11/06/28 (a)	250,000	289,939
3.00%, 02/24/50 (a)	200,000	197,568
BP Capital Markets PLC
3.06%, 03/17/22	250,000	258,841
2.50%, 11/06/22	150,000	153,359
3.81%, 02/10/24	250,000	271,142
3.54%, 11/04/24	200,000	218,431
3.51%, 03/17/25	100,000	108,695
3.28%, 09/19/27 (a)	750,000	809,876
3.72%, 11/28/28 (a)	150,000	168,118
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	155,151
3.80%, 04/15/24 (a)	100,000	107,165
3.90%, 02/01/25 (a)	180,000	195,547
3.85%, 06/01/27 (a)	100,000	106,757
6.45%, 06/30/33	295,000	390,466
6.25%, 03/15/38	330,000	445,422
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	257,351
4.25%, 04/15/27 (a)	100,000	105,789
6.75%, 11/15/39	250,000	314,206
5.40%, 06/15/47 (a)	150,000	164,707
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	229,050
5.88%, 03/31/25 (a)	200,000	224,029
5.13%, 06/30/27 (a)	400,000	437,728
3.70%, 11/15/29 (a)(g)	200,000	200,285
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	151,310
2.36%, 12/05/22 (a)	600,000	615,429
3.19%, 06/24/23 (a)	750,000	792,180
2.95%, 05/16/26 (a)	300,000	321,121
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	191,824
4.38%, 03/15/29 (a)	100,000	106,162
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	223,888
5.80%, 06/01/45 (a)	100,000	134,640
Concho Resources, Inc.
4.38%, 01/15/25 (a)	200,000	205,942
4.30%, 08/15/28 (a)	250,000	272,211
4.88%, 10/01/47 (a)	100,000	114,313
4.85%, 08/15/48 (a)	100,000	110,601
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	646,481
6.50%, 02/01/39	800,000	1,189,544
4.30%, 11/15/44 (a)	150,000	180,353
5.95%, 03/15/46 (a)	100,000	149,434
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	136,729
Continental Resources, Inc.
5.00%, 09/15/22 (a)	137,000	136,490
4.50%, 04/15/23 (a)	250,000	260,129
4.38%, 01/15/28 (a)	250,000	243,512
4.90%, 06/01/44 (a)	100,000	87,022
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	177,640
7.95%, 04/15/32	100,000	144,967
5.60%, 07/15/41 (a)	400,000	460,766
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	200,000	202,984
5.38%, 05/31/25 (a)	200,000	208,681
3.25%, 12/01/26 (a)	200,000	202,747
3.50%, 12/01/29 (a)	150,000	149,018
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	103,150
3.00%, 11/15/29 (a)	100,000	105,116
4.80%, 11/01/43 (a)	100,000	125,104
3.90%, 11/15/49 (a)	100,000	109,036
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	298,551
4.15%, 09/15/29 (a)	150,000	142,646
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	145,000	150,169
5.50%, 09/15/40 (a)	180,000	228,634
7.38%, 10/15/45 (a)	100,000	160,875
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	269,531
3.70%, 07/15/27 (a)	650,000	708,331
3.13%, 11/15/29 (a)	150,000	155,926
4.50%, 06/10/44 (a)	200,000	235,230
5.50%, 12/01/46 (a)	100,000	133,012
4.00%, 11/15/49 (a)	100,000	112,271
Encana Corp.
3.90%, 11/15/21 (a)	150,000	153,932
6.50%, 08/15/34	100,000	108,725
6.63%, 08/15/37	250,000	291,436
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	250,000	257,522
3.60%, 02/01/23 (a)	150,000	155,764
5.88%, 01/15/24 (a)	250,000	280,759
4.05%, 03/15/25 (a)	150,000	160,548
2.90%, 05/15/25 (a)	250,000	255,225
4.20%, 04/15/27 (a)	100,000	107,673
5.50%, 06/01/27 (a)	150,000	171,670
4.95%, 06/15/28 (a)	150,000	167,085
5.25%, 04/15/29 (a)	150,000	168,838
3.75%, 05/15/30 (a)	200,000	202,929
4.90%, 03/15/35 (a)	230,000	250,724
5.80%, 06/15/38 (a)	150,000	173,851
6.05%, 06/01/41 (a)	100,000	111,483
6.50%, 02/01/42 (a)	125,000	150,194
5.15%, 03/15/45 (a)	250,000	263,721
6.13%, 12/15/45 (a)	265,000	305,769
5.30%, 04/15/47 (a)	100,000	104,278
6.00%, 06/15/48 (a)	150,000	169,489
6.25%, 04/15/49 (a)	250,000	291,611
5.00%, 05/15/50 (a)	150,000	151,933
Energy Transfer Partners LP
4.75%, 01/15/26 (a)	150,000	165,382
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (a)	200,000	214,174
4.50%, 11/01/23 (a)	150,000	162,595
Enterprise Products Operating LLC
3.50%, 02/01/22	200,000	207,602
3.35%, 03/15/23 (a)	150,000	157,153
3.90%, 02/15/24 (a)	195,000	211,050
3.75%, 02/15/25 (a)	230,000	249,965
3.70%, 02/15/26 (a)	250,000	274,415
3.95%, 02/15/27 (a)	150,000	166,612
4.15%, 10/16/28 (a)	250,000	282,119
3.13%, 07/31/29 (a)	100,000	104,510
2.80%, 01/31/30 (a)	150,000	153,670
6.13%, 10/15/39	350,000	472,187
5.95%, 02/01/41	100,000	132,615

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 08/15/42 (a)	100,000	118,379
4.85%, 03/15/44 (a)	150,000	172,816
5.10%, 02/15/45 (a)	300,000	362,380
4.90%, 05/15/46 (a)	700,000	825,996
4.20%, 01/31/50 (a)	250,000	266,339
3.70%, 01/31/51 (a)	200,000	199,576
3.95%, 01/31/60 (a)	150,000	147,139
4.88%, 08/16/77 (a)(c)	100,000	99,178
5.25%, 08/16/77 (a)(c)	100,000	102,627
5.38%, 02/15/78 (a)(c)	100,000	100,596
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	113,707
3.15%, 04/01/25 (a)	100,000	106,749
4.15%, 01/15/26 (a)	100,000	113,237
3.90%, 04/01/35 (a)	174,000	208,263
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	494,609
2.40%, 03/06/22 (a)	150,000	153,283
1.90%, 08/16/22	150,000	152,564
2.73%, 03/01/23 (a)	350,000	363,176
2.02%, 08/16/24 (a)	350,000	358,426
2.71%, 03/06/25 (a)	200,000	210,582
3.04%, 03/01/26 (a)	150,000	161,721
2.28%, 08/16/26 (a)	150,000	155,366
2.44%, 08/16/29 (a)	200,000	208,416
3.00%, 08/16/39 (a)	150,000	156,553
3.57%, 03/06/45 (a)	330,000	371,070
4.11%, 03/01/46 (a)	350,000	429,102
3.10%, 08/16/49 (a)	150,000	155,126
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	211,541
3.80%, 11/15/25 (a)	350,000	387,026
2.92%, 03/01/30 (a)	150,000	147,866
4.85%, 11/15/35 (a)	150,000	176,110
6.70%, 09/15/38	100,000	134,733
7.45%, 09/15/39	200,000	298,843
4.50%, 11/15/41 (a)	100,000	107,549
4.75%, 08/01/43 (a)	100,000	107,962
5.00%, 11/15/45 (a)	330,000	369,839
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	201,922
Hess Corp.
4.30%, 04/01/27 (a)	100,000	105,875
7.88%, 10/01/29	100,000	129,071
7.30%, 08/15/31	100,000	126,567
5.80%, 04/01/47 (a)	450,000	499,430
HollyFrontier Corp.
5.88%, 04/01/26 (a)	150,000	171,734
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	322,095
4.40%, 04/15/29 (a)	200,000	216,270
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	151,949
5.00%, 10/01/21 (a)	100,000	104,482
3.95%, 09/01/22 (a)	250,000	262,352
4.30%, 05/01/24 (a)	296,000	322,223
5.80%, 03/15/35	150,000	187,510
6.95%, 01/15/38	330,000	448,970
6.55%, 09/15/40	150,000	198,814
5.00%, 08/15/42 (a)	100,000	112,437
4.70%, 11/01/42 (a)	195,000	212,651
5.40%, 09/01/44 (a)	195,000	228,028
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	156,063
4.30%, 06/01/25 (a)	195,000	215,144
4.30%, 03/01/28 (a)	200,000	223,574
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.75%, 01/15/32	150,000	218,868
5.30%, 12/01/34 (a)	250,000	298,187
5.55%, 06/01/45 (a)	330,000	392,685
5.05%, 02/15/46 (a)	200,000	229,806
5.20%, 03/01/48 (a)	100,000	118,535
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	250,000	307,329
4.85%, 02/01/49 (a)	150,000	182,514
Marathon Oil Corp.
3.85%, 06/01/25 (a)	200,000	211,491
4.40%, 07/15/27 (a)	400,000	438,284
6.60%, 10/01/37	150,000	187,056
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	155,078
4.75%, 12/15/23 (a)	150,000	164,003
3.63%, 09/15/24 (a)	230,000	245,910
3.80%, 04/01/28 (a)	100,000	110,263
4.75%, 09/15/44 (a)	150,000	172,410
5.00%, 09/15/54 (a)	250,000	295,067
MPLX LP
3.50%, 12/01/22 (a)	150,000	156,512
4.88%, 12/01/24 (a)	500,000	554,902
5.25%, 01/15/25 (a)	150,000	157,652
4.00%, 02/15/25 (a)	100,000	107,108
4.88%, 06/01/25 (a)	200,000	222,660
4.13%, 03/01/27 (a)	200,000	214,776
4.25%, 12/01/27 (a)	100,000	108,336
4.00%, 03/15/28 (a)	150,000	159,975
4.80%, 02/15/29 (a)	150,000	169,309
4.50%, 04/15/38 (a)	250,000	255,209
5.20%, 03/01/47 (a)	150,000	165,391
4.70%, 04/15/48 (a)	200,000	204,191
5.50%, 02/15/49 (a)	250,000	287,537
4.90%, 04/15/58 (a)	100,000	102,319
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	112,991
3.95%, 09/15/27 (a)	100,000	106,539
4.75%, 09/01/28 (a)	100,000	111,422
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	43,000	43,924
3.60%, 12/01/29 (a)	100,000	102,788
3.95%, 12/01/42 (a)	150,000	143,762
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,334
5.63%, 07/01/24	200,000	217,998
Noble Energy, Inc.
3.85%, 01/15/28 (a)	250,000	259,351
3.25%, 10/15/29 (a)	100,000	99,435
6.00%, 03/01/41 (a)	150,000	176,450
5.05%, 11/15/44 (a)	150,000	160,681
4.95%, 08/15/47 (a)	100,000	107,656
4.20%, 10/15/49 (a)	100,000	95,323
Occidental Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	205,894
2.60%, 08/13/21	350,000	352,504
3.13%, 02/15/22 (a)	150,000	153,243
2.70%, 08/15/22	350,000	355,463
2.70%, 02/15/23 (a)	250,000	253,415
6.95%, 07/01/24	150,000	176,689
2.90%, 08/15/24 (a)	350,000	355,374
3.50%, 06/15/25 (a)	250,000	259,949
3.40%, 04/15/26 (a)	200,000	204,685
3.20%, 08/15/26 (a)	150,000	154,428
3.50%, 08/15/29 (a)	200,000	200,736
7.50%, 05/01/31	250,000	329,230
6.45%, 09/15/36	250,000	295,552

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.95%, 06/15/39	150,000	215,475
4.30%, 08/15/39 (a)	100,000	96,119
4.63%, 06/15/45 (a)	100,000	97,161
6.60%, 03/15/46 (a)	150,000	182,591
4.40%, 04/15/46 (a)	430,000	417,844
4.10%, 02/15/47 (a)	100,000	90,576
4.20%, 03/15/48 (a)	100,000	93,333
4.40%, 08/15/49 (a)	100,000	94,938
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	168,988
6.65%, 10/01/36	250,000	326,176
6.13%, 02/01/41 (a)	150,000	189,821
ONEOK, Inc.
4.25%, 02/01/22 (a)	150,000	156,732
7.50%, 09/01/23 (a)	150,000	176,305
2.75%, 09/01/24 (a)	150,000	154,093
4.55%, 07/15/28 (a)	250,000	280,636
3.40%, 09/01/29 (a)	150,000	155,377
5.20%, 07/15/48 (a)	250,000	289,205
4.45%, 09/01/49 (a)	150,000	154,781
Ovintiv, Inc.
6.50%, 02/01/38	100,000	115,762
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	100,000	99,137
5.15%, 11/15/29 (a)	100,000	107,816
Phillips 66
4.30%, 04/01/22	300,000	316,530
3.90%, 03/15/28 (a)	250,000	278,682
4.65%, 11/15/34 (a)	150,000	182,347
5.88%, 05/01/42	100,000	140,266
4.88%, 11/15/44 (a)	350,000	422,310
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	152,884
3.61%, 02/15/25 (a)	230,000	246,483
3.75%, 03/01/28 (a)	100,000	107,960
3.15%, 12/15/29 (a)	100,000	101,928
4.90%, 10/01/46 (a)	100,000	119,076
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	150,000	157,681
4.45%, 01/15/26 (a)	100,000	113,067
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	250,000	254,932
4.50%, 12/15/26 (a)	330,000	362,228
3.55%, 12/15/29 (a)	150,000	147,461
6.65%, 01/15/37	250,000	297,395
5.15%, 06/01/42 (a)	100,000	100,809
4.70%, 06/15/44 (a)	100,000	92,450
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	200,000	220,926
5.75%, 05/15/24 (a)	380,000	428,323
5.63%, 03/01/25 (a)	150,000	170,761
5.88%, 06/30/26 (a)	200,000	232,197
5.00%, 03/15/27 (a)	400,000	445,138
4.20%, 03/15/28 (a)	150,000	159,367
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	213,928
Shell International Finance BV
1.88%, 05/10/21	250,000	251,260
1.75%, 09/12/21	250,000	251,206
2.38%, 08/21/22	150,000	154,145
2.25%, 01/06/23	250,000	256,296
3.40%, 08/12/23	150,000	160,123
3.50%, 11/13/23 (a)	250,000	266,747
2.00%, 11/07/24 (a)	100,000	101,828
3.25%, 05/11/25	430,000	461,732
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 05/10/26	150,000	160,116
2.50%, 09/12/26	150,000	156,780
3.88%, 11/13/28 (a)	250,000	283,900
2.38%, 11/07/29 (a)	200,000	204,527
4.13%, 05/11/35	200,000	242,626
6.38%, 12/15/38	500,000	762,692
3.63%, 08/21/42	330,000	373,659
4.55%, 08/12/43	150,000	187,744
4.38%, 05/11/45	430,000	531,977
4.00%, 05/10/46	330,000	390,014
3.75%, 09/12/46	200,000	228,386
3.13%, 11/07/49 (a)	200,000	206,892
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	150,000	166,832
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	200,000	216,179
5.35%, 07/15/33	100,000	130,987
6.80%, 05/15/38	100,000	146,825
6.50%, 06/15/38	500,000	718,030
4.00%, 11/15/47 (a)	100,000	110,212
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	155,663
4.25%, 04/01/24 (a)	750,000	801,956
5.30%, 04/01/44 (a)	200,000	210,797
5.35%, 05/15/45 (a)	100,000	108,542
5.40%, 10/01/47 (a)	450,000	477,047
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	164,433
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	400,000	528,742
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	195,000	201,981
3.70%, 01/15/23 (a)	150,000	157,663
4.50%, 11/15/23 (a)	150,000	163,975
4.30%, 03/04/24 (a)	850,000	923,763
4.55%, 06/24/24 (a)	100,000	109,724
3.75%, 06/15/27 (a)	100,000	105,899
7.50%, 01/15/31	150,000	202,057
8.75%, 03/15/32	250,000	369,175
6.30%, 04/15/40	500,000	631,590
5.40%, 03/04/44 (a)	100,000	114,771
5.10%, 09/15/45 (a)	100,000	112,401
4.85%, 03/01/48 (a)	150,000	157,919
Total Capital Canada Ltd.
2.75%, 07/15/23	150,000	156,876
Total Capital International S.A.
2.75%, 06/19/21	250,000	254,001
2.88%, 02/17/22	350,000	360,435
3.70%, 01/15/24	200,000	217,014
3.75%, 04/10/24	100,000	108,863
2.43%, 01/10/25 (a)	150,000	155,931
3.46%, 02/19/29 (a)	100,000	110,623
2.83%, 01/10/30 (a)	200,000	211,933
3.46%, 07/12/49 (a)	200,000	218,682
Total Capital S.A.
4.25%, 12/15/21	200,000	210,156
3.88%, 10/11/28	150,000	171,931
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	255,966
4.88%, 01/15/26 (a)	200,000	229,322
4.25%, 05/15/28 (a)	400,000	451,148
4.63%, 03/01/34 (a)	150,000	175,510
5.60%, 03/31/34	100,000	131,682
6.20%, 10/15/37	150,000	201,494
6.10%, 06/01/40	150,000	207,848

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 10/16/43 (a)	650,000	779,548
5.10%, 03/15/49 (a)	150,000	187,498
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	537,095
4.00%, 04/01/29 (a)	150,000	162,568
6.63%, 06/15/37	200,000	271,687
4.90%, 03/15/45	230,000	264,130
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	168,404
Western Midstream Operating LP
4.00%, 07/01/22 (a)	150,000	154,093
3.95%, 06/01/25 (a)	330,000	338,436
4.50%, 03/01/28 (a)	150,000	150,339
4.05%, 02/01/30 (a)	200,000	196,728
5.45%, 04/01/44 (a)	100,000	90,695
5.30%, 03/01/48 (a)	100,000	87,659
5.50%, 08/15/48 (a)	100,000	91,446
5.25%, 02/01/50 (a)	100,000	93,033
		82,305,134
Industrial Other 0.1%
California Institute of Technology
3.65%, 09/01/19 (a)	200,000	242,656
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	115,309
Cintas Corp. No. 2
3.25%, 06/01/22 (a)	100,000	103,961
3.70%, 04/01/27 (a)	300,000	336,787
Fluor Corp.
3.50%, 12/15/24 (a)	150,000	144,899
4.25%, 09/15/28 (a)	100,000	94,021
Johns Hopkins University
4.08%, 07/01/53	100,000	135,350
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	111,720
5.60%, 07/01/11	150,000	278,530
4.68%, 07/01/14	100,000	155,518
Northwestern University
4.64%, 12/01/44	100,000	138,553
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	114,303
3.30%, 07/15/56 (a)	100,000	121,520
Princeton University
5.70%, 03/01/39	100,000	149,464
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	116,736
The American University
3.67%, 04/01/49	100,000	123,058
The George Washington University
4.87%, 09/15/45	50,000	71,403
4.13%, 09/15/48 (a)	150,000	190,168
The Georgetown University
4.32%, 04/01/49 (a)	50,000	66,860
2.94%, 04/01/50	100,000	104,336
5.22%, 10/01/18 (a)	50,000	76,682
The Leland Stanford Junior University
3.65%, 05/01/48 (a)	100,000	128,002
The Trustees of the University of Pennsylvania
4.67%, 09/01/12	50,000	78,805
Trustees of Boston College
3.13%, 07/01/52	150,000	169,064
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	119,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of Southern California
3.03%, 10/01/39	100,000	111,549
3.84%, 10/01/47 (a)	150,000	192,600
3.23%, 10/01/20 (a)	100,000	109,391
William Marsh Rice University
3.57%, 05/15/45	200,000	238,274
		4,139,426
Technology 2.1%
Adobe, Inc.
3.25%, 02/01/25 (a)	250,000	270,280
2.15%, 02/01/27 (a)	200,000	205,799
2.30%, 02/01/30 (a)	200,000	205,740
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	250,000	266,326
Alphabet, Inc.
3.38%, 02/25/24	345,000	373,324
2.00%, 08/15/26 (a)	200,000	207,066
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	105,630
2.05%, 03/01/25 (a)	100,000	102,045
2.80%, 02/15/30 (a)	150,000	153,668
Analog Devices, Inc.
3.13%, 12/05/23 (a)	300,000	317,043
3.90%, 12/15/25 (a)	150,000	167,108
3.50%, 12/05/26 (a)	100,000	109,272
5.30%, 12/15/45 (a)	100,000	135,983
Apple, Inc.
2.85%, 05/06/21	480,000	488,962
1.55%, 08/04/21 (a)	250,000	251,129
2.15%, 02/09/22	100,000	101,978
2.50%, 02/09/22 (a)	200,000	205,038
2.30%, 05/11/22 (a)	150,000	153,305
2.70%, 05/13/22	650,000	669,721
1.70%, 09/11/22	200,000	202,737
2.40%, 01/13/23 (a)	250,000	258,161
2.85%, 02/23/23 (a)	150,000	156,704
2.40%, 05/03/23	780,000	806,188
3.00%, 02/09/24 (a)	250,000	265,072
3.45%, 05/06/24	400,000	433,628
2.75%, 01/13/25 (a)	200,000	211,723
2.50%, 02/09/25	539,000	565,742
3.20%, 05/13/25	250,000	271,046
3.25%, 02/23/26 (a)	380,000	415,349
2.45%, 08/04/26 (a)	150,000	157,561
2.05%, 09/11/26 (a)	200,000	205,418
3.35%, 02/09/27 (a)	600,000	661,152
3.20%, 05/11/27 (a)	350,000	383,376
3.00%, 06/20/27 (a)	300,000	325,384
2.90%, 09/12/27 (a)	500,000	539,637
2.20%, 09/11/29 (a)	200,000	206,115
4.50%, 02/23/36 (a)	200,000	255,220
3.85%, 05/04/43	480,000	572,995
4.45%, 05/06/44	150,000	194,507
3.45%, 02/09/45	250,000	283,989
4.38%, 05/13/45	300,000	386,433
4.65%, 02/23/46 (a)	600,000	801,786
4.25%, 02/09/47 (a)	195,000	248,605
3.75%, 09/12/47 (a)	250,000	297,215
3.75%, 11/13/47 (a)	500,000	598,740
2.95%, 09/11/49 (a)	200,000	210,968
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	280,631
3.30%, 04/01/27 (a)	150,000	164,882
5.10%, 10/01/35 (a)	150,000	205,987
4.35%, 04/01/47 (a)	150,000	196,135

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	106,751
3.25%, 09/08/24 (a)	250,000	260,434
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	226,687
Avnet, Inc.
4.88%, 12/01/22	100,000	107,924
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	213,533
4.13%, 06/30/25	500,000	553,297
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	400,000	408,368
2.65%, 01/15/23 (a)	150,000	153,227
3.63%, 01/15/24 (a)	450,000	472,653
3.13%, 01/15/25 (a)	500,000	517,052
3.88%, 01/15/27 (a)	650,000	687,056
3.50%, 01/15/28 (a)	250,000	256,526
Broadcom, Inc.
3.13%, 04/15/21 (g)	350,000	355,969
3.13%, 10/15/22 (g)	300,000	310,209
3.63%, 10/15/24 (a)(g)	200,000	210,632
4.25%, 04/15/26 (a)(g)	250,000	269,201
4.75%, 04/15/29 (a)(g)	450,000	501,993
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	108,658
2.90%, 12/01/29 (a)	200,000	208,009
CA, Inc.
3.60%, 08/15/22 (a)	150,000	154,607
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	300,000	302,637
2.20%, 09/20/23 (a)	150,000	154,223
3.50%, 06/15/25	612,000	678,240
2.95%, 02/28/26	200,000	217,699
2.50%, 09/20/26 (a)	100,000	105,914
5.90%, 02/15/39	100,000	148,746
5.50%, 01/15/40	450,000	651,312
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	110,849
3.30%, 03/01/30 (a)	125,000	123,894
Corning, Inc.
5.35%, 11/15/48 (a)	150,000	193,637
3.90%, 11/15/49 (a)	100,000	109,628
4.38%, 11/15/57 (a)	100,000	110,832
5.85%, 11/15/68 (a)	100,000	126,913
5.45%, 11/15/79 (a)	150,000	164,801
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(g)	650,000	670,923
5.45%, 06/15/23 (a)(g)	700,000	771,410
4.00%, 07/15/24 (a)(g)	150,000	161,298
6.02%, 06/15/26 (a)(g)	730,000	855,859
4.90%, 10/01/26 (a)(g)	250,000	280,740
5.30%, 10/01/29 (a)(g)	350,000	403,562
8.10%, 07/15/36 (a)(g)	250,000	344,101
8.35%, 07/15/46 (a)(g)	270,000	367,466
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,156
4.75%, 04/15/27 (a)	100,000	110,028
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	310,849
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	154,205
5.88%, 01/15/26 (a)	200,000	211,657
2.90%, 11/18/26 (a)	100,000	104,236
5.38%, 05/15/27 (a)	150,000	161,971
3.20%, 11/18/29 (a)	200,000	210,798
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	150,000	158,352
3.00%, 08/15/26 (a)	200,000	213,929
4.25%, 05/15/28 (a)	250,000	288,856
3.75%, 05/21/29 (a)	150,000	170,353
Fiserv, Inc.
4.75%, 06/15/21	150,000	156,327
3.80%, 10/01/23 (a)	150,000	160,490
2.75%, 07/01/24 (a)	250,000	260,447
3.85%, 06/01/25 (a)	100,000	109,586
3.20%, 07/01/26 (a)	250,000	267,510
4.20%, 10/01/28 (a)	250,000	286,105
3.50%, 07/01/29 (a)	500,000	547,170
4.40%, 07/01/49 (a)	325,000	390,047
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	223,140
4.88%, 06/15/29 (a)	100,000	111,363
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(e)(f)	100,000	103,904
Global Payments, Inc.
3.80%, 04/01/21 (a)	200,000	204,507
3.75%, 06/01/23 (a)	100,000	106,082
4.00%, 06/01/23 (a)	100,000	107,084
2.65%, 02/15/25 (a)	150,000	155,405
4.45%, 06/01/28 (a)	100,000	114,972
3.20%, 08/15/29 (a)	200,000	212,690
4.15%, 08/15/49 (a)	100,000	115,369
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	350,000	373,264
2.25%, 04/01/23 (a)	150,000	152,759
4.90%, 10/15/25 (a)	350,000	398,039
6.20%, 10/15/35 (a)	150,000	186,040
6.35%, 10/15/45 (a)	262,000	327,551
HP, Inc.
4.05%, 09/15/22	400,000	424,176
6.00%, 09/15/41	150,000	172,598
Intel Corp.
1.70%, 05/19/21 (a)	250,000	251,584
3.30%, 10/01/21	263,000	271,501
2.35%, 05/11/22 (a)	150,000	153,513
2.70%, 12/15/22	150,000	155,906
2.88%, 05/11/24 (a)	600,000	635,208
3.70%, 07/29/25 (a)	350,000	387,585
2.60%, 05/19/26 (a)	150,000	158,391
2.45%, 11/15/29 (a)	300,000	312,621
4.00%, 12/15/32	150,000	180,793
4.80%, 10/01/41	195,000	259,500
4.10%, 05/19/46 (a)	550,000	674,275
4.10%, 05/11/47 (a)	100,000	123,129
3.73%, 12/08/47 (a)	150,000	175,540
3.25%, 11/15/49 (a)	300,000	328,597
3.10%, 02/15/60 (a)	160,000	164,977
International Business Machines Corp.
2.25%, 02/19/21	330,000	332,594
2.80%, 05/13/21	150,000	152,717
2.50%, 01/27/22	150,000	153,535
2.85%, 05/13/22	350,000	361,665
3.38%, 08/01/23	200,000	213,324
3.63%, 02/12/24	200,000	215,931
3.00%, 05/15/24	450,000	477,540
3.45%, 02/19/26	300,000	328,428
3.30%, 05/15/26	650,000	711,708
3.30%, 01/27/27	500,000	548,402
6.22%, 08/01/27	230,000	296,432
3.50%, 05/15/29	550,000	617,625
4.15%, 05/15/39	350,000	423,773

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.60%, 11/30/39	150,000	212,184
4.70%, 02/19/46	250,000	328,701
4.25%, 05/15/49	500,000	622,575
Jabil, Inc.
4.70%, 09/15/22	200,000	215,004
3.60%, 01/15/30 (a)	100,000	102,381
Juniper Networks, Inc.
4.50%, 03/15/24	200,000	219,856
3.75%, 08/15/29 (a)	150,000	162,805
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	171,689
3.00%, 10/30/29 (a)	100,000	105,568
KLA Corp.
4.65%, 11/01/24 (a)	230,000	258,582
4.10%, 03/15/29 (a)	100,000	114,004
5.00%, 03/15/49 (a)	100,000	130,765
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	101,744
3.80%, 03/15/25 (a)	330,000	362,929
4.00%, 03/15/29 (a)	150,000	169,913
4.88%, 03/15/49 (a)	100,000	131,860
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	100,000	113,483
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	107,405
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	213,686
Micron Technology, Inc.
4.98%, 02/06/26 (a)	250,000	279,415
4.19%, 02/15/27 (a)	150,000	161,788
4.66%, 02/15/30 (a)	150,000	165,740
Microsoft Corp.
1.55%, 08/08/21 (a)	650,000	653,367
2.40%, 02/06/22 (a)	250,000	256,260
2.38%, 02/12/22 (a)	300,000	307,279
2.65%, 11/03/22 (a)	150,000	155,345
2.38%, 05/01/23 (a)	150,000	155,171
2.00%, 08/08/23 (a)	500,000	512,355
2.88%, 02/06/24 (a)	350,000	369,567
2.70%, 02/12/25 (a)	250,000	265,316
3.13%, 11/03/25 (a)	430,000	468,298
2.40%, 08/08/26 (a)	500,000	526,532
3.30%, 02/06/27 (a)	550,000	610,574
3.50%, 02/12/35 (a)	250,000	291,822
3.45%, 08/08/36 (a)	500,000	577,607
4.10%, 02/06/37 (a)	300,000	372,090
4.50%, 10/01/40	750,000	997,241
3.50%, 11/15/42	100,000	117,666
3.75%, 05/01/43 (a)	150,000	181,272
3.75%, 02/12/45 (a)	350,000	426,834
4.45%, 11/03/45 (a)	450,000	602,467
3.70%, 08/08/46 (a)	1,124,000	1,368,830
4.25%, 02/06/47 (a)	100,000	132,228
4.00%, 02/12/55 (a)	350,000	449,265
4.75%, 11/03/55 (a)	100,000	144,725
3.95%, 08/08/56 (a)	350,000	448,009
4.50%, 02/06/57 (a)	250,000	350,542
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,705
3.50%, 03/01/23	180,000	189,105
4.60%, 02/23/28 (a)	150,000	169,718
4.60%, 05/23/29 (a)	150,000	172,378
5.50%, 09/01/44	100,000	118,830
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	234,633
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVIDIA Corp.
2.20%, 09/16/21 (a)	180,000	182,274
3.20%, 09/16/26 (a)	100,000	109,127
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(g)	100,000	110,377
5.35%, 03/01/26 (a)(g)	250,000	290,179
4.30%, 06/18/29 (a)(g)	150,000	168,206
Oracle Corp.
1.90%, 09/15/21 (a)	500,000	504,055
2.50%, 05/15/22 (a)	350,000	357,446
2.50%, 10/15/22	250,000	257,236
2.63%, 02/15/23 (a)	500,000	517,680
3.63%, 07/15/23	212,000	227,935
2.40%, 09/15/23 (a)	500,000	518,390
3.40%, 07/08/24 (a)	150,000	161,708
2.95%, 11/15/24 (a)	250,000	265,990
2.95%, 05/15/25 (a)	751,000	800,705
2.65%, 07/15/26 (a)	250,000	264,522
3.25%, 11/15/27 (a)	400,000	438,900
4.30%, 07/08/34 (a)	200,000	246,928
3.90%, 05/15/35 (a)	350,000	412,863
3.85%, 07/15/36 (a)	150,000	173,819
3.80%, 11/15/37 (a)	600,000	698,940
6.13%, 07/08/39	500,000	742,480
5.38%, 07/15/40	350,000	481,602
4.50%, 07/08/44 (a)	330,000	419,088
4.13%, 05/15/45 (a)	150,000	182,126
4.00%, 07/15/46 (a)	320,000	383,664
4.00%, 11/15/47 (a)	300,000	362,788
4.38%, 05/15/55 (a)	150,000	190,751
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	152,984
2.40%, 10/01/24 (a)	150,000	154,349
2.65%, 10/01/26 (a)	250,000	261,492
2.85%, 10/01/29 (a)	200,000	211,114
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	517,375
2.60%, 01/30/23 (a)	150,000	154,985
2.90%, 05/20/24 (a)	150,000	157,960
3.45%, 05/20/25 (a)	150,000	162,665
3.25%, 05/20/27 (a)	350,000	378,448
4.65%, 05/20/35 (a)	300,000	378,087
4.80%, 05/20/45 (a)	150,000	190,595
4.30%, 05/20/47 (a)	250,000	301,349
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	339,388
Seagate HDD Cayman
4.75%, 06/01/23	150,000	158,230
4.75%, 01/01/25	150,000	157,656
4.88%, 06/01/27 (a)	250,000	265,507
Tech Data Corp.
3.70%, 02/15/22 (a)	100,000	102,513
Texas Instruments, Inc.
2.75%, 03/12/21 (a)	150,000	152,062
1.85%, 05/15/22 (a)	151,000	153,016
2.90%, 11/03/27 (a)	150,000	161,723
2.25%, 09/04/29 (a)	100,000	102,526
3.88%, 03/15/39 (a)	150,000	180,296
4.15%, 05/15/48 (a)	250,000	317,451
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	159,545
4.90%, 06/15/28 (a)	100,000	114,821
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	100,000	102,888
3.45%, 08/01/24 (a)	100,000	106,976

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 02/15/26 (a)	100,000	109,781
3.13%, 08/15/27 (a)	100,000	108,018
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	167,033
4.13%, 03/15/29 (a)	150,000	172,228
5.50%, 06/15/45 (a)	100,000	135,897
VMware, Inc.
2.95%, 08/21/22 (a)	150,000	154,689
3.90%, 08/21/27 (a)	200,000	213,792
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	104,922
		77,725,030
Transportation 0.6%
American Airlines 2013-2 Class A Pass-Through Trust
4.95%, 01/15/23	141,545	149,480
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	187,380	200,223
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	166,847	180,003
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	166,628	176,888
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	127,875	139,283
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	154,136
3.05%, 03/15/22 (a)	300,000	309,357
3.00%, 03/15/23 (a)	150,000	156,573
3.85%, 09/01/23 (a)	150,000	161,937
3.40%, 09/01/24 (a)	350,000	379,342
6.20%, 08/15/36	150,000	218,012
5.75%, 05/01/40 (a)	100,000	142,528
5.40%, 06/01/41 (a)	100,000	135,354
5.15%, 09/01/43 (a)	100,000	135,685
4.90%, 04/01/44 (a)	100,000	132,122
4.15%, 04/01/45 (a)	100,000	120,119
3.90%, 08/01/46 (a)	250,000	292,342
4.05%, 06/15/48 (a)	400,000	483,520
4.15%, 12/15/48 (a)	500,000	613,415
3.55%, 02/15/50 (a)	150,000	170,131
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	321,502
6.90%, 07/15/28	150,000	207,538
3.20%, 08/02/46 (a)	150,000	168,124
3.65%, 02/03/48 (a)	100,000	117,688
4.45%, 01/20/49 (a)	150,000	201,740
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	150,000	159,352
4.00%, 06/01/28 (a)	150,000	174,426
4.80%, 09/15/35 (a)	300,000	387,373
4.80%, 08/01/45 (a)	100,000	134,912
6.13%, 09/15/15 (a)	100,000	162,611
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	102,012	109,390
CSX Corp.
3.40%, 08/01/24 (a)	150,000	161,618
3.35%, 11/01/25 (a)	100,000	109,683
4.25%, 03/15/29 (a)	150,000	174,767
2.40%, 02/15/30 (a)	150,000	153,461
6.22%, 04/30/40	1,000,000	1,468,185
4.75%, 11/15/48 (a)	100,000	129,084
4.50%, 03/15/49 (a)	150,000	189,002
3.35%, 09/15/49 (a)	100,000	105,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 05/01/50 (a)	100,000	116,578
4.50%, 08/01/54 (a)	100,000	123,705
Delta Air Lines, Inc.
3.63%, 03/15/22 (a)	200,000	205,773
3.80%, 04/19/23 (a)	200,000	210,470
2.90%, 10/28/24 (a)	200,000	203,908
3.75%, 10/28/29 (a)	150,000	151,903
FedEx Corp.
2.63%, 08/01/22	150,000	154,094
3.20%, 02/01/25	100,000	106,406
3.25%, 04/01/26 (a)	250,000	268,312
3.30%, 03/15/27 (a)	250,000	268,092
3.40%, 02/15/28 (a)	150,000	160,303
3.10%, 08/05/29 (a)	100,000	103,929
4.90%, 01/15/34	150,000	179,584
3.88%, 08/01/42	150,000	151,585
5.10%, 01/15/44	75,000	86,991
4.10%, 02/01/45	500,000	512,140
4.75%, 11/15/45 (a)	100,000	112,089
4.40%, 01/15/47 (a)	100,000	106,034
4.05%, 02/15/48 (a)	100,000	101,629
4.95%, 10/17/48 (a)	150,000	171,516
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	166,537
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	200,000	209,669
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	157,748
4.70%, 05/01/48 (a)	150,000	194,865
4.20%, 11/15/69 (a)	100,000	117,489
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	110,719
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 11/15/27	191,293	199,607
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	155,867
3.65%, 08/01/25 (a)	100,000	110,470
3.15%, 06/01/27 (a)	300,000	325,744
2.55%, 11/01/29 (a)	100,000	104,566
3.95%, 10/01/42 (a)	330,000	382,353
4.65%, 01/15/46 (a)	150,000	191,945
3.94%, 11/01/47 (a)	100,000	115,824
4.15%, 02/28/48 (a)	100,000	121,598
4.10%, 05/15/49 (a)	100,000	120,840
3.40%, 11/01/49 (a)	100,000	108,816
4.05%, 08/15/52 (a)	150,000	179,931
Ryder System, Inc.
3.45%, 11/15/21 (a)	150,000	154,223
3.40%, 03/01/23 (a)	250,000	262,225
3.75%, 06/09/23 (a)	150,000	159,853
3.88%, 12/01/23 (a)	150,000	161,850
2.90%, 12/01/26 (a)	100,000	105,457
Southwest Airlines Co.
3.00%, 11/15/26 (a)	145,000	152,553
2.63%, 02/10/30 (a)	150,000	151,447
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	383,106
3.65%, 02/15/24 (a)	500,000	539,410
3.15%, 03/01/24 (a)	200,000	212,461
3.95%, 09/10/28 (a)	250,000	285,096
3.70%, 03/01/29 (a)	150,000	168,275
2.40%, 02/05/30 (a)	200,000	205,319
4.38%, 09/10/38 (a)	150,000	179,515
3.55%, 08/15/39 (a)	100,000	110,421
4.05%, 11/15/45 (a)	700,000	819,829

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 09/10/48 (a)	150,000	194,021
4.30%, 03/01/49 (a)	100,000	121,044
3.25%, 02/05/50 (a)	100,000	103,361
3.80%, 10/01/51 (a)	150,000	169,825
3.88%, 02/01/55 (a)	50,000	56,420
3.84%, 03/20/60 (a)(g)	150,000	168,603
4.38%, 11/15/65 (a)	300,000	356,008
3.75%, 02/05/70 (a)	100,000	104,273
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	112,649	122,221
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	116,040	124,317
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	130,212	137,378
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	143,671	156,317
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	88,883	100,253
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	100,000	104,212
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	255,882
2.45%, 10/01/22	150,000	153,935
2.50%, 04/01/23 (a)	250,000	259,085
2.20%, 09/01/24 (a)	100,000	103,336
3.05%, 11/15/27 (a)	250,000	271,286
6.20%, 01/15/38	195,000	287,662
4.88%, 11/15/40 (a)	250,000	320,961
3.40%, 11/15/46 (a)	100,000	105,351
3.75%, 11/15/47 (a)	150,000	167,226
4.25%, 03/15/49 (a)	100,000	121,908
3.40%, 09/01/49 (a)	100,000	105,484
		23,877,854
		563,430,458

Utility 1.9%
Electric 1.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	283,237
4.15%, 05/01/49 (a)	100,000	120,402
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	174,241
3.80%, 06/15/49 (a)	100,000	117,197
Alabama Power Co.
6.00%, 03/01/39	100,000	146,272
3.85%, 12/01/42	150,000	175,346
3.70%, 12/01/47 (a)	450,000	514,388
3.45%, 10/01/49 (a)	100,000	109,838
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	103,056
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	271,178
4.15%, 03/15/46 (a)	150,000	187,479
3.70%, 12/01/47 (a)	100,000	119,079
4.50%, 03/15/49 (a)	100,000	132,579
American Electric Power Co., Inc.
3.65%, 12/01/21	150,000	155,902
3.20%, 11/13/27 (a)	150,000	161,368
Appalachian Power Co.
4.60%, 03/30/21 (a)	150,000	153,982
3.30%, 06/01/27 (a)	100,000	108,628
7.00%, 04/01/38	100,000	149,691
4.50%, 03/01/49 (a)	100,000	129,165
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arizona Public Service Co.
4.50%, 04/01/42 (a)	300,000	380,218
4.25%, 03/01/49 (a)	100,000	127,229
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	320,352
3.80%, 06/01/29 (a)	100,000	112,412
Avista Corp.
4.35%, 06/01/48 (a)	100,000	129,817
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	105,791
3.50%, 08/15/46 (a)	150,000	169,938
3.75%, 08/15/47 (a)	150,000	176,749
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	624,168
3.25%, 04/15/28 (a)	350,000	380,494
6.13%, 04/01/36	98,000	139,973
4.45%, 01/15/49 (a)	400,000	504,716
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	105,692
4.35%, 05/01/33 (a)	150,000	180,220
3.88%, 10/15/49 (a)	100,000	111,431
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	267,800
3.00%, 02/01/27 (a)	150,000	161,188
4.50%, 04/01/44 (a)	250,000	328,179
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	258,307
2.95%, 03/01/30 (a)	100,000	105,590
3.70%, 09/01/49 (a)	100,000	109,760
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	159,197
3.38%, 09/15/29 (a)(g)	100,000	104,226
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	162,472
2.20%, 03/01/30 (a)	100,000	101,437
3.80%, 10/01/42 (a)	150,000	176,171
4.60%, 08/15/43 (a)	100,000	128,986
4.35%, 11/15/45 (a)	100,000	127,858
3.65%, 06/15/46 (a)	100,000	114,784
3.75%, 08/15/47 (a)	150,000	175,468
4.00%, 03/01/48 (a)	150,000	181,322
4.00%, 03/01/49 (a)	150,000	181,126
3.20%, 11/15/49 (a)	100,000	107,003
3.00%, 03/01/50 (a)	150,000	156,175
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	232,000
5.30%, 03/01/35	230,000	308,951
5.85%, 03/15/36	150,000	208,615
4.20%, 03/15/42	450,000	543,787
4.45%, 03/15/44 (a)	230,000	284,785
4.50%, 12/01/45 (a)	150,000	190,160
3.85%, 06/15/46 (a)	100,000	114,342
4.65%, 12/01/48 (a)	100,000	132,377
4.13%, 05/15/49 (a)	100,000	122,844
4.63%, 12/01/54 (a)	100,000	133,175
4.00%, 11/15/57 (a)	100,000	119,559
4.50%, 05/15/58 (a)	100,000	129,404
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	100,836
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	352,249
3.95%, 05/15/43 (a)	330,000	401,021
4.05%, 05/15/48 (a)	100,000	126,301
4.35%, 04/15/49 (a)	100,000	132,659

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	146,007
5.45%, 02/01/41 (a)	100,000	139,722
5.10%, 06/01/65 (a)	100,000	147,521
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	200,000	201,628
3.90%, 10/01/25 (a)	150,000	165,831
2.85%, 08/15/26 (a)	300,000	317,053
4.25%, 06/01/28 (a)	150,000	171,694
5.25%, 08/01/33	180,000	230,582
4.90%, 08/01/41 (a)	100,000	125,044
4.05%, 09/15/42 (a)	150,000	172,099
4.60%, 03/15/49 (a)	100,000	126,673
5.75%, 10/01/54 (a)(c)	250,000	270,210
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	153,328
3.75%, 08/15/47 (a)	150,000	175,972
4.05%, 05/15/48 (a)	100,000	121,843
3.95%, 03/01/49 (a)	150,000	182,634
2.95%, 03/01/50 (a)	100,000	103,190
DTE Energy Co.
2.25%, 11/01/22	250,000	254,610
3.70%, 08/01/23 (a)	250,000	266,549
2.53%, 10/01/24	100,000	103,591
2.85%, 10/01/26 (a)	300,000	315,015
3.40%, 06/15/29 (a)	100,000	108,079
2.95%, 03/01/30 (a)	100,000	105,029
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	173,179
2.45%, 08/15/29 (a)	150,000	157,118
2.45%, 02/01/30 (a)	100,000	104,374
6.45%, 10/15/32	230,000	338,284
6.05%, 04/15/38	250,000	367,615
5.30%, 02/15/40	150,000	207,760
4.25%, 12/15/41 (a)	155,000	190,719
3.75%, 06/01/45 (a)	150,000	174,704
3.70%, 12/01/47 (a)	150,000	174,517
3.95%, 03/15/48 (a)	100,000	122,185
3.20%, 08/15/49 (a)	150,000	161,792
Duke Energy Corp.
1.80%, 09/01/21 (a)	150,000	150,630
3.55%, 09/15/21 (a)	250,000	256,226
3.05%, 08/15/22 (a)	200,000	207,325
3.75%, 04/15/24 (a)	655,000	707,557
3.75%, 09/01/46 (a)	250,000	278,027
3.95%, 08/15/47 (a)	200,000	228,546
4.20%, 06/15/49 (a)	100,000	118,671
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	604,514
3.80%, 07/15/28 (a)	150,000	171,880
6.35%, 09/15/37	150,000	224,434
4.20%, 07/15/48 (a)	150,000	189,508
Duke Energy Indiana LLC
6.35%, 08/15/38	100,000	153,511
4.90%, 07/15/43 (a)	100,000	132,902
3.25%, 10/01/49 (a)	150,000	163,265
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	189,555
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	227,243
4.15%, 12/01/44 (a)	278,000	345,269
3.70%, 10/15/46 (a)	250,000	286,329
Duke Energy Progress, Inc.
4.10%, 05/15/42 (a)	100,000	121,960
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Edison International
2.40%, 09/15/22 (a)	100,000	101,518
3.55%, 11/15/24 (a)	100,000	106,080
4.13%, 03/15/28 (a)	100,000	108,584
El Paso Electric Co.
6.00%, 05/15/35	44,000	58,487
Emera US Finance LP
2.70%, 06/15/21 (a)	200,000	203,262
3.55%, 06/15/26 (a)	150,000	163,240
4.75%, 06/15/46 (a)	150,000	186,536
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	108,065
Enel Chile S.A.
4.88%, 06/12/28	100,000	113,848
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,925
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	217,577
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	108,369
2.40%, 10/01/26 (a)	400,000	417,070
3.25%, 04/01/28 (a)	250,000	276,929
4.20%, 09/01/48 (a)	100,000	127,984
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	118,220
Entergy Texas, Inc.
4.50%, 03/30/39 (a)	250,000	316,422
3.55%, 09/30/49 (a)	100,000	115,688
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	215,033
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	384,157
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	259,770
Eversource Energy
2.75%, 03/15/22 (a)	200,000	205,443
3.80%, 12/01/23 (a)	150,000	162,175
3.15%, 01/15/25 (a)	330,000	349,722
3.30%, 01/15/28 (a)	100,000	108,332
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	277,209
4.95%, 06/15/35 (a)(g)	230,000	287,283
5.63%, 06/15/35	500,000	667,852
Exelon Generation Co., LLC
3.40%, 03/15/22 (a)	500,000	517,742
4.25%, 06/15/22 (a)	150,000	158,219
6.25%, 10/01/39	162,000	205,216
FirstEnergy Corp.
3.90%, 07/15/27 (a)	500,000	554,365
2.65%, 03/01/30 (a)	150,000	154,285
7.38%, 11/15/31	250,000	365,952
4.85%, 07/15/47 (a)	150,000	185,480
3.40%, 03/01/50 (a)	100,000	101,653
Florida Power & Light Co.
5.63%, 04/01/34	150,000	211,142
5.69%, 03/01/40	300,000	440,221
5.25%, 02/01/41 (a)	350,000	491,839
4.05%, 06/01/42 (a)	350,000	430,103
3.95%, 03/01/48 (a)	100,000	123,767
3.15%, 10/01/49 (a)	100,000	111,304
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	162,903

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Georgia Power Co.
2.85%, 05/15/22	150,000	154,954
2.10%, 07/30/23	200,000	203,669
2.65%, 09/15/29 (a)	150,000	155,215
4.30%, 03/15/42	150,000	178,054
4.30%, 03/15/43	100,000	120,376
3.70%, 01/30/50 (a)	100,000	113,262
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	490,849
Iberdrola International BV
6.75%, 07/15/36	100,000	153,228
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	100,000	115,444
4.25%, 08/15/48 (a)	100,000	124,594
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	106,988
6.25%, 07/15/39	150,000	216,165
3.50%, 09/30/49 (a)	100,000	111,291
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	205,763
3.25%, 06/30/26 (a)	100,000	107,634
5.30%, 07/01/43 (a)	100,000	131,987
Kentucky Utilities Co.
4.38%, 10/01/45 (a)	100,000	125,566
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	190,259
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	148,161
4.80%, 09/15/43 (a)	100,000	135,135
4.40%, 10/15/44 (a)	100,000	130,207
3.95%, 08/01/47 (a)	150,000	187,910
3.65%, 08/01/48 (a)	150,000	175,759
4.25%, 07/15/49 (a)	150,000	193,213
3.15%, 04/15/50 (a)	100,000	108,874
Mississippi Power Co.
4.25%, 03/15/42	100,000	116,469
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	870,468
2.40%, 03/15/30 (a)	150,000	156,245
4.02%, 11/01/32 (a)	150,000	183,809
4.40%, 11/01/48 (a)	150,000	201,380
4.30%, 03/15/49 (a)	100,000	129,215
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	285,072
6.75%, 07/01/37	100,000	153,884
3.13%, 08/01/50 (a)	100,000	105,686
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	200,000	203,172
3.20%, 02/25/22	150,000	155,405
3.30%, 08/15/22	100,000	104,360
3.15%, 04/01/24 (a)	250,000	266,606
3.25%, 04/01/26 (a)	100,000	107,873
3.55%, 05/01/27 (a)	100,000	109,994
3.50%, 04/01/29 (a)	150,000	166,039
2.75%, 11/01/29 (a)	150,000	157,165
4.80%, 12/01/77 (a)(c)	100,000	106,282
Northern States Power Co.
4.00%, 08/15/45 (a)	150,000	187,575
3.60%, 05/15/46 (a)	150,000	177,043
3.60%, 09/15/47 (a)	450,000	528,282
NSTAR Electric Co.
5.50%, 03/15/40	300,000	424,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	128,372
5.38%, 11/01/40	200,000	256,673
Ohio Edison Co.
6.88%, 07/15/36	100,000	153,171
Ohio Power Co.
4.00%, 06/01/49 (a)	150,000	183,177
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	284,937
3.30%, 03/15/30 (a)	100,000	111,059
Oncor Electric Delivery Co., LLC
2.95%, 04/01/25 (a)	100,000	107,182
3.70%, 11/15/28 (a)	100,000	114,283
7.00%, 05/01/32	115,000	173,542
4.55%, 12/01/41 (a)	480,000	627,811
3.80%, 06/01/49 (a)	100,000	122,022
3.10%, 09/15/49 (a)	150,000	163,711
PacifiCorp
3.85%, 06/15/21 (a)	150,000	154,141
3.50%, 06/15/29 (a)	150,000	169,477
6.25%, 10/15/37	100,000	149,917
6.00%, 01/15/39	330,000	482,613
4.13%, 01/15/49 (a)	150,000	188,151
4.15%, 02/15/50 (a)	100,000	125,343
PECO Energy Co.
4.15%, 10/01/44 (a)	150,000	187,139
3.90%, 03/01/48 (a)	150,000	184,315
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	161,563
4.15%, 03/15/43 (a)	100,000	122,885
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	374,000	390,557
3.10%, 05/15/26 (a)	250,000	267,380
4.00%, 09/15/47 (a)	150,000	168,758
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	66,826
4.13%, 06/15/44 (a)	100,000	122,056
3.95%, 06/01/47 (a)	150,000	181,368
4.15%, 06/15/48 (a)	100,000	125,464
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	257,984
7.75%, 03/01/31	150,000	221,928
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	407,460
8.63%, 04/15/31 (b)	180,000	262,490
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	300,000	344,130
3.60%, 09/15/42 (a)	100,000	113,737
4.30%, 03/15/44 (a)	40,000	49,777
3.20%, 03/01/50 (a)	100,000	109,475
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	214,122
3.60%, 07/01/49 (a)	150,000	175,042
Public Service Electric & Gas Co.
1.90%, 03/15/21 (a)	150,000	150,892
3.20%, 05/15/29 (a)	100,000	111,621
3.95%, 05/01/42 (a)	150,000	181,348
3.80%, 03/01/46 (a)	150,000	181,047
3.60%, 12/01/47 (a)	100,000	120,539
3.85%, 05/01/49 (a)	150,000	185,746
3.15%, 01/01/50 (a)	100,000	109,422
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	202,097
2.88%, 06/15/24 (a)	100,000	105,194

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	526,594
4.22%, 06/15/48 (a)	100,000	125,572
San Diego Gas & Electric Co.
3.00%, 08/15/21	150,000	153,253
2.50%, 05/15/26 (a)	150,000	154,902
4.50%, 08/15/40	100,000	126,688
4.15%, 05/15/48 (a)	100,000	123,534
4.10%, 06/15/49 (a)	100,000	124,191
Sempra Energy
3.55%, 06/15/24 (a)	150,000	161,389
Southern California Edison Co.
3.88%, 06/01/21 (a)	150,000	153,718
3.40%, 06/01/23 (a)	100,000	106,102
3.50%, 10/01/23 (a)	300,000	319,501
3.65%, 03/01/28 (a)	250,000	278,627
4.20%, 03/01/29 (a)	100,000	116,198
2.85%, 08/01/29 (a)	100,000	106,258
5.55%, 01/15/37	150,000	202,585
5.50%, 03/15/40	100,000	135,198
4.50%, 09/01/40 (a)	150,000	182,737
4.05%, 03/15/42 (a)	100,000	113,847
3.90%, 03/15/43 (a)	150,000	169,324
4.65%, 10/01/43 (a)	150,000	183,046
4.00%, 04/01/47 (a)	250,000	281,122
4.13%, 03/01/48 (a)	250,000	291,477
4.88%, 03/01/49 (a)	100,000	129,703
3.65%, 02/01/50 (a)	100,000	108,203
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	167,621
5.25%, 07/15/43	50,000	63,024
4.95%, 12/15/46 (a)	100,000	124,907
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	157,613
3.90%, 04/01/45 (a)	200,000	222,775
3.85%, 02/01/48 (a)	150,000	168,514
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	191,881
3.40%, 08/15/46 (a)	150,000	169,772
3.70%, 08/15/47 (a)	100,000	117,510
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	309,794
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)(g)	100,000	114,761
The Southern Co.
2.35%, 07/01/21 (a)	500,000	504,577
2.95%, 07/01/23 (a)	250,000	260,606
3.25%, 07/01/26 (a)	100,000	107,407
4.25%, 07/01/36 (a)	150,000	172,894
4.40%, 07/01/46 (a)	250,000	295,755
5.50%, 03/15/57 (a)(c)	100,000	104,447
Tucson Electric Power Co.
4.85%, 12/01/48 (a)	50,000	67,710
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	168,663
4.00%, 04/01/48 (a)	250,000	307,417
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	366,849
2.75%, 03/15/23 (a)	100,000	103,721
2.88%, 07/15/29 (a)	250,000	267,409
6.00%, 05/15/37	300,000	432,903
8.88%, 11/15/38	150,000	272,881
4.45%, 02/15/44 (a)	100,000	125,899
4.20%, 05/15/45 (a)	100,000	122,424
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 09/15/47 (a)	150,000	176,843
4.60%, 12/01/48 (a)	150,000	197,935
WEC Energy Group, Inc.
3.38%, 06/15/21	100,000	102,475
3.10%, 03/08/22	100,000	102,930
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	121,463
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	126,658
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	109,215
Wisconsin Public Service Corp.
3.35%, 11/21/21	100,000	103,451
3.67%, 12/01/42	250,000	294,581
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	195,000	196,535
2.60%, 03/15/22 (a)	150,000	153,851
2.60%, 12/01/29 (a)	100,000	102,645
3.50%, 12/01/49 (a)	100,000	110,669
		64,662,892
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	131,984
4.13%, 10/15/44 (a)	300,000	363,979
4.30%, 10/01/48 (a)	100,000	127,307
4.13%, 03/15/49 (a)	100,000	124,011
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	250,000	281,944
5.85%, 01/15/41 (a)	100,000	139,384
NiSource, Inc.
3.49%, 05/15/27 (a)	150,000	164,211
5.25%, 02/15/43 (a)	195,000	254,660
4.80%, 02/15/44 (a)	409,000	507,528
3.95%, 03/30/48 (a)	100,000	112,565
ONE Gas, Inc.
4.66%, 02/01/44 (a)	100,000	130,917
4.50%, 11/01/48 (a)	100,000	134,263
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	168,196
3.64%, 11/01/46 (a)	100,000	111,065
Sempra Energy
2.90%, 02/01/23 (a)	250,000	260,350
3.75%, 11/15/25 (a)	150,000	163,765
3.25%, 06/15/27 (a)	100,000	107,327
3.40%, 02/01/28 (a)	200,000	215,418
3.80%, 02/01/38 (a)	150,000	167,287
4.00%, 02/01/48 (a)	150,000	165,862
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	53,688
2.60%, 06/15/26 (a)	230,000	242,810
3.75%, 09/15/42 (a)	150,000	174,559
4.30%, 01/15/49 (a)	100,000	127,923
3.95%, 02/15/50 (a)	100,000	125,904
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	154,817
5.88%, 03/15/41 (a)	150,000	206,903
4.40%, 06/01/43 (a)	75,000	89,255
3.95%, 10/01/46 (a)	150,000	170,142
Southwest Gas Corp.
4.15%, 06/01/49 (a)	100,000	121,584
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	114,629
		5,414,237

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	162,944
3.75%, 09/01/28 (a)	200,000	224,820
3.45%, 06/01/29 (a)	100,000	110,911
3.75%, 09/01/47 (a)	600,000	684,393
Aqua America, Inc.
3.57%, 05/01/29 (a)	100,000	111,092
4.28%, 05/01/49 (a)	100,000	123,747
		1,417,907
		71,495,036
Total Corporates
(Cost $851,947,891)		926,682,354

Treasuries 39.9% of net assets
Bond
2.00%, 02/15/50	3,900,000	4,207,125
Bonds
8.13%, 05/15/21	250,000	271,387
8.13%, 08/15/21	400,000	441,523
8.00%, 11/15/21	1,500,000	1,679,238
7.25%, 08/15/22	1,000,000	1,154,727
7.63%, 11/15/22	327,600	386,811
7.13%, 02/15/23 (b)	1,000,000	1,183,047
6.25%, 08/15/23	775,000	916,528
7.50%, 11/15/24	300,000	390,996
7.63%, 02/15/25	550,000	728,879
6.88%, 08/15/25	500,000	658,301
6.00%, 02/15/26 (b)	1,310,800	1,694,619
6.75%, 08/15/26	250,000	340,479
6.50%, 11/15/26	655,300	890,184
6.63%, 02/15/27 (b)	1,196,400	1,651,032
6.38%, 08/15/27	743,300	1,030,342
6.13%, 11/15/27 (b)	1,509,500	2,082,402
5.50%, 08/15/28 (b)	480,000	652,350
5.25%, 11/15/28	688,100	926,892
5.25%, 02/15/29	6,795,300	9,211,879
6.13%, 08/15/29	600,000	871,125
6.25%, 05/15/30	750,000	1,121,016
5.38%, 02/15/31	1,760,000	2,525,325
4.50%, 02/15/36	5,108,700	7,434,755
4.75%, 02/15/37	830,000	1,257,385
5.00%, 05/15/37	1,920,000	2,992,800
4.38%, 02/15/38	877,600	1,294,460
4.50%, 05/15/38	810,000	1,213,102
3.50%, 02/15/39	905,300	1,214,375
4.25%, 05/15/39	929,500	1,365,857
4.50%, 08/15/39	1,323,300	2,005,730
4.38%, 11/15/39	1,575,900	2,357,202
4.63%, 02/15/40 (b)	2,648,600	4,090,845
4.38%, 05/15/40	2,677,000	4,020,729
3.88%, 08/15/40 (b)	3,109,100	4,397,676
4.25%, 11/15/40	3,373,600	5,004,525
4.75%, 02/15/41 (b)	3,450,000	5,445,879
4.38%, 05/15/41	2,713,700	4,101,927
3.75%, 08/15/41	3,203,600	4,476,530
3.13%, 11/15/41	1,831,600	2,350,458
3.13%, 02/15/42	3,130,900	4,023,207
3.00%, 05/15/42	2,305,300	2,906,119
2.75%, 08/15/42	3,418,100	4,145,781
2.75%, 11/15/42	4,210,800	5,106,911
3.13%, 02/15/43	4,232,900	5,442,253
2.88%, 05/15/43	10,072,800	12,469,025
3.63%, 08/15/43	5,492,900	7,621,399
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 11/15/43 (b)	5,952,900	8,418,703
3.63%, 02/15/44	5,712,900	7,945,841
3.38%, 05/15/44	5,793,600	7,773,382
3.13%, 08/15/44	6,138,200	7,931,226
3.00%, 11/15/44	5,953,600	7,547,583
2.50%, 02/15/45 (b)	6,807,000	7,937,600
3.00%, 05/15/45	6,118,600	7,774,924
2.88%, 08/15/45	5,688,200	7,090,697
3.00%, 11/15/45	5,718,600	7,288,981
2.50%, 02/15/46	5,257,900	6,154,208
2.50%, 05/15/46	6,267,800	7,346,057
2.25%, 08/15/46	10,995,800	12,315,296
2.88%, 11/15/46	4,898,900	6,161,515
3.00%, 02/15/47	5,036,600	6,488,951
3.00%, 05/15/47	5,619,000	7,242,803
2.75%, 08/15/47	5,475,000	6,765,475
2.75%, 11/15/47	5,250,000	6,496,875
3.00%, 02/15/48	6,150,000	7,969,535
3.13%, 05/15/48	6,200,000	8,226,625
3.00%, 08/15/48	6,650,000	8,653,312
3.38%, 11/15/48 (b)	10,100,000	14,053,992
3.00%, 02/15/49	4,750,000	6,207,656
2.88%, 05/15/49	9,750,000	12,479,238
2.25%, 08/15/49	8,300,000	9,425,039
2.38%, 11/15/49	7,300,000	8,514,766
Notes
2.38%, 03/15/21	5,400,000	5,472,246
1.25%, 03/31/21	6,038,200	6,051,526
2.25%, 03/31/21	10,839,000	10,977,663
2.38%, 04/15/21	4,300,000	4,363,744
1.38%, 04/30/21	5,000,000	5,018,262
2.25%, 04/30/21	12,038,200	12,207,487
2.63%, 05/15/21	8,400,000	8,561,602
3.13%, 05/15/21	4,325,300	4,434,277
1.38%, 05/31/21	11,966,200	12,020,422
2.00%, 05/31/21	3,450,000	3,492,047
2.13%, 05/31/21	6,500,000	6,589,629
2.63%, 06/15/21	4,700,000	4,797,488
1.13%, 06/30/21 (b)	1,000,000	1,001,738
1.63%, 06/30/21	4,200,000	4,235,109
2.13%, 06/30/21	1,655,300	1,680,194
2.63%, 07/15/21	7,800,000	7,973,519
1.13%, 07/31/21	3,000,000	3,006,270
1.75%, 07/31/21	4,500,000	4,548,867
2.25%, 07/31/21	3,786,600	3,854,567
2.13%, 08/15/21	5,155,300	5,241,994
2.75%, 08/15/21	10,600,000	10,873,074
1.13%, 08/31/21	5,000,000	5,012,012
1.50%, 08/31/21	5,000,000	5,039,746
2.00%, 08/31/21	4,810,800	4,885,123
2.75%, 09/15/21	4,000,000	4,109,063
1.13%, 09/30/21	1,666,200	1,670,951
1.50%, 09/30/21	4,500,000	4,539,023
2.13%, 09/30/21 (b)	4,120,800	4,196,858
2.88%, 10/15/21	4,700,000	4,845,865
1.25%, 10/31/21	4,655,300	4,679,668
1.50%, 10/31/21	4,500,000	4,541,924
2.00%, 10/31/21	3,310,800	3,368,610
2.00%, 11/15/21 (b)	1,788,200	1,820,611
2.88%, 11/15/21	18,100,000	18,691,432
1.50%, 11/30/21	2,500,000	2,525,146
1.75%, 11/30/21	14,979,900	15,195,529
1.88%, 11/30/21	6,000,000	6,099,727
2.63%, 12/15/21	7,900,000	8,137,309
1.63%, 12/31/21	5,500,000	5,571,113
2.00%, 12/31/21	5,026,900	5,125,376
2.13%, 12/31/21	3,802,200	3,885,596
2.50%, 01/15/22	4,000,000	4,117,500

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/31/22	6,500,000	6,559,541
1.50%, 01/31/22	4,519,100	4,570,381
1.88%, 01/31/22	4,674,500	4,760,686
2.00%, 02/15/22	4,455,300	4,550,845
2.50%, 02/15/22	7,000,000	7,216,289
1.13%, 02/28/22	4,200,000	4,220,650
1.75%, 02/28/22	3,860,800	3,926,102
1.88%, 02/28/22	5,000,000	5,096,094
2.38%, 03/15/22	7,700,000	7,931,301
1.75%, 03/31/22 (b)	4,252,800	4,328,553
1.88%, 03/31/22	4,000,000	4,080,938
2.25%, 04/15/22	7,500,000	7,713,281
1.75%, 04/30/22	4,885,300	4,975,754
1.88%, 04/30/22	4,250,000	4,339,648
1.75%, 05/15/22	4,319,100	4,402,108
2.13%, 05/15/22	5,500,000	5,648,457
1.75%, 05/31/22	7,010,000	7,144,997
1.88%, 05/31/22	4,293,600	4,388,361
1.75%, 06/15/22	4,900,000	4,997,617
1.75%, 06/30/22	4,500,000	4,590,352
2.13%, 06/30/22	6,000,000	6,172,500
1.75%, 07/15/22	5,000,000	5,101,758
1.88%, 07/31/22	5,800,000	5,938,203
2.00%, 07/31/22	2,538,200	2,606,315
1.50%, 08/15/22	3,500,000	3,553,457
1.63%, 08/15/22	3,819,100	3,889,365
1.63%, 08/31/22	5,327,000	5,425,425
1.88%, 08/31/22	3,470,000	3,555,530
1.50%, 09/15/22	4,400,000	4,469,437
1.75%, 09/30/22	3,798,900	3,883,930
1.88%, 09/30/22	5,500,000	5,641,152
1.38%, 10/15/22	8,000,000	8,103,438
1.88%, 10/31/22	4,466,200	4,583,263
2.00%, 10/31/22	6,500,000	6,691,953
1.63%, 11/15/22	10,454,400	10,662,263
2.00%, 11/30/22	10,371,600	10,687,205
1.63%, 12/15/22	5,500,000	5,613,437
2.13%, 12/31/22	9,660,800	9,997,796
1.50%, 01/15/23	8,000,000	8,141,250
1.75%, 01/31/23	4,010,800	4,111,697
2.38%, 01/31/23	5,000,000	5,215,039
1.38%, 02/15/23	6,500,000	6,595,723
2.00%, 02/15/23	7,614,600	7,865,941
1.50%, 02/28/23	1,993,600	2,030,591
2.63%, 02/28/23	5,500,000	5,784,023
1.50%, 03/31/23	3,400,000	3,464,813
2.50%, 03/31/23	3,800,000	3,987,477
1.63%, 04/30/23	4,060,800	4,155,341
2.75%, 04/30/23	4,200,000	4,444,617
1.75%, 05/15/23	7,684,400	7,894,520
1.63%, 05/31/23	2,929,900	2,999,600
2.75%, 05/31/23	5,600,000	5,933,813
1.38%, 06/30/23	3,713,000	3,772,901
2.63%, 06/30/23	5,500,000	5,814,102
1.25%, 07/31/23	8,000,000	8,098,750
2.75%, 07/31/23	4,800,000	5,100,187
2.50%, 08/15/23	4,702,200	4,960,086
1.38%, 08/31/23	3,500,000	3,558,652
2.75%, 08/31/23	4,800,000	5,106,750
1.38%, 09/30/23	5,074,500	5,161,520
2.88%, 09/30/23	6,700,000	7,167,691
1.63%, 10/31/23	6,150,000	6,313,359
2.88%, 10/31/23	5,200,000	5,570,094
2.75%, 11/15/23 (b)	6,538,200	6,980,295
2.13%, 11/30/23	3,700,000	3,867,367
2.88%, 11/30/23	5,200,000	5,577,812
2.25%, 12/31/23	7,075,200	7,436,146
2.63%, 12/31/23	6,750,000	7,187,959
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 01/31/24 (b)	3,324,500	3,496,958
2.50%, 01/31/24	7,000,000	7,429,844
2.75%, 02/15/24 (b)	4,650,000	4,984,400
2.13%, 02/29/24	5,464,100	5,725,779
2.38%, 02/29/24	5,000,000	5,288,477
2.13%, 03/31/24	3,754,400	3,938,014
2.00%, 04/30/24	8,200,000	8,565,797
2.25%, 04/30/24	8,750,000	9,228,857
2.50%, 05/15/24	10,757,600	11,463,567
2.00%, 05/31/24	7,900,000	8,257,969
1.75%, 06/30/24	5,500,000	5,695,723
2.00%, 06/30/24	3,750,000	3,923,877
1.75%, 07/31/24	8,000,000	8,290,312
2.13%, 07/31/24	5,000,000	5,262,500
2.38%, 08/15/24	12,726,900	13,539,234
1.25%, 08/31/24	4,800,000	4,871,437
1.88%, 08/31/24	6,065,000	6,320,630
1.50%, 09/30/24	6,500,000	6,670,879
2.13%, 09/30/24	4,250,000	4,480,098
1.50%, 10/31/24	2,700,000	2,772,035
2.25%, 10/31/24	4,000,000	4,242,813
2.25%, 11/15/24	9,226,900	9,790,966
1.50%, 11/30/24	2,900,000	2,979,184
2.13%, 11/30/24	7,700,000	8,130,418
1.75%, 12/31/24	5,700,000	5,924,215
2.25%, 12/31/24	4,600,000	4,888,758
1.38%, 01/31/25	5,200,000	5,314,969
2.50%, 01/31/25	4,500,000	4,841,191
2.00%, 02/15/25	10,298,900	10,834,362
1.13%, 02/28/25	7,000,000	7,073,283
2.75%, 02/28/25	3,950,000	4,300,871
2.63%, 03/31/25	4,600,000	4,985,789
2.88%, 04/30/25	5,500,000	6,036,250
2.13%, 05/15/25	9,421,600	9,987,632
2.88%, 05/31/25	4,100,000	4,504,875
2.75%, 06/30/25	3,250,000	3,553,545
2.88%, 07/31/25	4,500,000	4,955,098
2.00%, 08/15/25 (b)	10,007,400	10,560,153
2.75%, 08/31/25	5,500,000	6,026,367
3.00%, 09/30/25	4,900,000	5,441,297
3.00%, 10/31/25	4,000,000	4,445,625
2.25%, 11/15/25	12,280,200	13,148,449
2.88%, 11/30/25	3,600,000	3,981,656
2.63%, 12/31/25	9,200,000	10,056,391
2.63%, 01/31/26	1,800,000	1,969,242
1.63%, 02/15/26	9,545,800	9,894,818
2.50%, 02/28/26	6,800,000	7,397,391
2.25%, 03/31/26	4,000,000	4,295,625
2.38%, 04/30/26	4,000,000	4,327,969
1.63%, 05/15/26	11,324,500	11,746,072
2.13%, 05/31/26	5,000,000	5,338,477
1.88%, 06/30/26	4,050,000	4,265,156
1.88%, 07/31/26	4,000,000	4,213,594
1.50%, 08/15/26	9,571,600	9,859,496
1.38%, 08/31/26	4,600,000	4,703,141
1.63%, 09/30/26	4,000,000	4,153,125
1.63%, 10/31/26	4,200,000	4,361,437
2.00%, 11/15/26	8,973,900	9,536,872
1.63%, 11/30/26	4,500,000	4,674,023
1.75%, 12/31/26	5,300,000	5,550,094
1.50%, 01/31/27	300,000	309,258
2.25%, 02/15/27	9,332,600	10,093,061
1.13%, 02/28/27	6,200,000	6,235,755
2.38%, 05/15/27	9,850,000	10,763,434
2.25%, 08/15/27	8,942,000	9,713,247
2.25%, 11/15/27	8,300,000	9,032,734
2.75%, 02/15/28	8,450,000	9,539,918
2.88%, 05/15/28	9,550,000	10,902,668

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 08/15/28	10,350,000	11,848,324
3.13%, 11/15/28	10,750,000	12,560,703
2.63%, 02/15/29	11,400,000	12,879,328
2.38%, 05/15/29	12,450,000	13,824,363
1.63%, 08/15/29	11,500,000	12,022,891
1.75%, 11/15/29	12,400,000	13,111,062
1.50%, 02/15/30	4,100,000	4,245,422
Total Treasuries
(Cost $1,382,714,251)		1,486,321,066

Government Related 5.9% of net assets

Agency 2.5%
Foreign 1.2%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	256,859
2.38%, 10/01/21	250,000	255,228
2.63%, 01/31/22	250,000	257,607
1.63%, 09/17/22	200,000	203,221
2.88%, 03/13/23	250,000	264,084
1.50%, 02/12/25	350,000	357,836
		1,594,835
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (a)	200,000	210,158
3.30%, 09/30/49 (a)	200,000	218,659
		428,817
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	274,715
Export Development Canada
1.38%, 10/21/21	250,000	251,602
2.00%, 05/17/22	150,000	153,368
1.75%, 07/18/22	400,000	407,586
2.50%, 01/24/23	150,000	156,673
1.38%, 02/24/23	350,000	354,716
2.75%, 03/15/23	200,000	210,809
2.63%, 02/21/24	250,000	266,041
Nexen, Inc.
5.88%, 03/10/35	195,000	269,215
6.40%, 05/15/37	150,000	222,873
7.50%, 07/30/39	100,000	168,957
		2,736,555
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	253,057
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	246,000	273,102
4.13%, 01/16/25	250,000	264,129
5.38%, 06/26/26 (a)	250,000	280,931
7.38%, 09/18/43	75,000	103,185
5.88%, 05/28/45	350,000	418,877
		1,340,224
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.4%
FMS Wertmanagement
1.38%, 06/08/21 (h)	350,000	351,544
2.00%, 08/01/22 (h)	250,000	256,303
2.75%, 03/06/23 (h)	200,000	210,673
Kreditanstalt Fuer Wiederaufbau
2.38%, 03/24/21 (h)	350,000	354,674
2.63%, 04/12/21 (h)	900,000	915,700
1.50%, 06/15/21 (h)	1,133,000	1,140,155
2.38%, 08/25/21 (h)	374,000	381,605
3.13%, 12/15/21 (h)	900,000	934,186
2.63%, 01/25/22 (h)	500,000	515,548
2.50%, 02/15/22 (h)	775,000	797,986
2.13%, 03/07/22 (b)(h)	500,000	511,518
2.13%, 06/15/22 (h)	650,000	667,079
1.75%, 08/22/22 (h)	200,000	203,881
2.00%, 09/29/22 (h)	450,000	462,134
2.38%, 12/29/22 (h)	650,000	675,889
2.13%, 01/17/23 (h)	1,450,000	1,498,198
1.63%, 02/15/23 (h)	750,000	764,486
2.63%, 02/28/24 (h)	750,000	798,566
1.38%, 08/05/24 (h)	550,000	558,789
2.50%, 11/20/24 (b)(h)	1,030,000	1,101,132
2.00%, 05/02/25 (h)	450,000	472,282
2.88%, 04/03/28 (h)	750,000	850,035
1.75%, 09/14/29 (h)	400,000	419,984
0.00%, 06/29/37 (h)(i)	250,000	188,039
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (h)	150,000	151,701
2.25%, 10/01/21 (h)	250,000	254,915
2.00%, 12/06/21 (h)	250,000	254,401
2.00%, 01/13/25 (h)	100,000	104,662
2.38%, 06/10/25 (h)	750,000	801,420
1.75%, 07/27/26 (h)	250,000	260,204
		16,857,689
Japan 0.2%
Japan Bank for International Cooperation
1.88%, 04/20/21	250,000	251,968
3.13%, 07/20/21	250,000	256,846
1.50%, 07/21/21	750,000	753,607
2.50%, 06/01/22	200,000	206,015
2.38%, 11/16/22	250,000	258,139
1.75%, 01/23/23	350,000	356,379
3.25%, 07/20/23	400,000	427,662
3.38%, 10/31/23	500,000	539,592
2.50%, 05/23/24	750,000	790,380
1.75%, 10/17/24	200,000	204,627
2.75%, 01/21/26	200,000	216,613
1.88%, 07/21/26	200,000	206,600
2.88%, 06/01/27	200,000	221,259
2.88%, 07/21/27	200,000	221,596
2.75%, 11/16/27	200,000	220,441
3.25%, 07/20/28	200,000	229,453
3.50%, 10/31/28	200,000	234,617
2.00%, 10/17/29	200,000	210,880
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	208,858
2.75%, 04/27/27	200,000	217,802
		6,233,334
Mexico 0.3%
Petroleos Mexicanos
5.38%, 03/13/22	250,000	260,290
3.50%, 01/30/23	288,000	287,660

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 09/21/23	300,000	310,934
4.88%, 01/18/24	450,000	469,874
4.50%, 01/23/26	250,000	245,011
6.88%, 08/04/26	400,000	436,072
6.50%, 03/13/27	900,000	944,690
5.35%, 02/12/28	400,000	389,104
6.50%, 01/23/29	450,000	464,310
6.84%, 01/23/30 (a)(g)	644,000	675,826
5.95%, 01/28/31 (a)(g)	400,000	389,082
6.63%, 06/15/35	400,000	402,612
6.63%, 06/15/38	100,000	98,353
6.50%, 06/02/41	330,000	318,839
5.50%, 06/27/44	250,000	220,703
6.38%, 01/23/45	400,000	376,972
5.63%, 01/23/46 (g)	250,000	220,095
6.75%, 09/21/47	907,000	872,013
6.35%, 02/12/48	458,000	426,274
7.69%, 01/23/50 (a)(g)	1,050,000	1,093,727
6.95%, 01/28/60 (a)(g)	600,000	577,995
		9,480,436
Netherlands 0.0%
Syngenta Finance N.V.
3.13%, 03/28/22	100,000	101,435
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	153,786
2.45%, 01/17/23	100,000	103,054
2.65%, 01/15/24	200,000	209,311
3.70%, 03/01/24	393,000	426,898
3.63%, 09/10/28 (a)	150,000	169,402
5.10%, 08/17/40	164,000	217,837
4.25%, 11/23/41	150,000	183,168
3.95%, 05/15/43	150,000	177,818
4.80%, 11/08/43	100,000	133,755
3.25%, 11/18/49 (a)	150,000	160,752
		1,935,781
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	350,000	359,637
4.00%, 01/14/24	500,000	549,562
2.38%, 06/25/24	200,000	208,403
2.88%, 01/21/25	400,000	427,466
3.25%, 11/10/25	750,000	825,184
The Korea Development Bank
3.00%, 09/14/22	488,000	509,096
2.13%, 10/01/24	250,000	258,238
		3,137,586
Sweden 0.0%
Svensk Exportkredit AB
2.38%, 04/09/21	250,000	253,386
2.38%, 03/09/22	500,000	513,617
1.63%, 11/14/22	200,000	203,355
2.88%, 03/14/23	750,000	792,289
		1,762,647
		45,862,396
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,347,637
4.38%, 05/02/28	250,000	289,531
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae
1.38%, 10/07/21	1,000,000	1,006,740
2.00%, 01/05/22	100,000	101,948
2.25%, 04/12/22	3,500,000	3,597,037
1.38%, 09/06/22	500,000	505,683
2.38%, 01/19/23	2,100,000	2,187,139
2.50%, 02/05/24	1,300,000	1,377,291
2.63%, 09/06/24	1,830,000	1,962,373
1.63%, 01/07/25	500,000	514,235
2.13%, 04/24/26	1,000,000	1,058,600
1.88%, 09/24/26 (b)	1,000,000	1,045,680
6.03%, 10/08/27	164,000	220,391
6.63%, 11/15/30	1,780,000	2,691,378
5.63%, 07/15/37	100,000	157,818
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	750,000	761,393
Federal Home Loan Bank
1.88%, 07/07/21	2,900,000	2,934,945
1.13%, 07/14/21	750,000	751,909
3.00%, 10/12/21	1,000,000	1,032,805
1.88%, 11/29/21	655,000	665,611
1.63%, 12/20/21	3,200,000	3,236,992
2.50%, 02/13/24	1,300,000	1,376,420
1.50%, 08/15/24	2,500,000	2,559,400
Federal Home Loan Banks
1.88%, 12/09/22	1,640,000	1,681,500
3.25%, 11/16/28	3,850,000	4,454,296
5.50%, 07/15/36	330,000	504,171
Freddie Mac
1.13%, 08/12/21	5,200,000	5,213,364
2.38%, 01/13/22	1,300,000	1,333,742
2.75%, 06/19/23	1,000,000	1,059,360
6.75%, 03/15/31	200,000	307,967
6.25%, 07/15/32	500,000	771,508
Tennessee Valley Authority
2.88%, 09/15/24	500,000	540,875
4.65%, 06/15/35	655,000	897,170
4.63%, 09/15/60	150,000	241,658
		48,388,567
		94,250,963

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	450,509
8.50%, 12/01/29	100,000	161,105
Province of Alberta
3.35%, 11/01/23	359,000	388,257
2.95%, 01/23/24	250,000	267,310
1.88%, 11/13/24	350,000	361,615
3.30%, 03/15/28	500,000	573,795
Province of British Columbia
2.65%, 09/22/21	100,000	102,477
2.00%, 10/23/22	350,000	359,340
1.75%, 09/27/24	200,000	206,389
2.25%, 06/02/26	150,000	159,616
Province of Manitoba
3.05%, 05/14/24	324,000	349,518
2.13%, 06/22/26	330,000	346,421
Province of New Brunswick
3.63%, 02/24/28	150,000	174,126

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Ontario
2.50%, 09/10/21	300,000	306,501
2.40%, 02/08/22	250,000	256,504
2.55%, 04/25/22	600,000	619,107
2.25%, 05/18/22	400,000	410,532
2.20%, 10/03/22	400,000	411,910
1.75%, 01/24/23	600,000	612,252
3.40%, 10/17/23	450,000	487,359
3.05%, 01/29/24	250,000	268,742
2.50%, 04/27/26	200,000	214,907
2.30%, 06/15/26	200,000	212,829
Province of Quebec
2.75%, 08/25/21	300,000	307,495
2.38%, 01/31/22	600,000	614,949
2.63%, 02/13/23	250,000	261,789
2.50%, 04/09/24	150,000	158,729
2.88%, 10/16/24	300,000	324,118
1.50%, 02/11/25	350,000	356,918
2.50%, 04/20/26	250,000	269,397
7.50%, 09/15/29	421,000	644,004
2.00%, 10/02/29	200,000	211,129
		10,849,649
		10,849,649
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	150,517
8.08%, 02/15/50	250,000	491,995
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	700,800
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	438,888
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,492,564
7.55%, 04/01/39	400,000	696,386
7.30%, 10/01/39	500,000	818,497
7.35%, 11/01/39	200,000	332,640
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	158,567
RB Series 2018C
4.47%, 01/01/49	150,000	208,367
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,117,984
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	154,107
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	253,329
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	289,406
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	162,053
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	141,262
GO Series 2019D
2.66%, 09/01/39	150,000	159,046
2.81%, 09/01/43	100,000	108,235
GO Series 2019H
2.90%, 09/01/49	100,000	109,861
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	145,358
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	243,323
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	349,941
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	263,235
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	109,861
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	224,326
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	149,632
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	111,961
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	504,897
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	107,956
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	144,268
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,037,000	1,227,694
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	140,089

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	566,317
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	347,854
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	348,449
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	755,555
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	148,429
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	349,293
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	517,683
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	223,216
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	149,000	228,508
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	150,000	236,118
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	337,507
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	401,235
RB Series 2019B
4.13%, 06/15/42	200,000	224,813
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	150,000	263,938
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	598,085
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	283,393
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	201,538
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	414,527
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	72,546
RB Series 2009F
5.63%, 03/15/39	100,000	140,100
RB Series 2019B
3.14%, 07/01/43	100,000	112,847
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	130,832
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	270,866
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	541,725
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	200,000	250,495
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	223,986
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	149,764
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	301,032
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	144,856
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	256,079
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	644,611
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	84,628
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	120,875
Sales Tax Securitization Corp.
RB Series 2018B
3.82%, 01/01/48	150,000	179,025
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	162,149
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	110,129
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	130,043

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State of California
GO Bonds
7.60%, 11/01/40	300,000	548,457
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	131,010
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	868,902
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	177,694
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	427,908
RB Series 2016A
3.80%, 12/01/46	100,000	128,177
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	738,975
RB Series 2012AD
4.86%, 05/15/12	100,000	156,735
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	124,940
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	151,003
		25,633,892
		36,483,541

Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	350,000	360,997
2.00%, 11/15/22	300,000	308,676
1.63%, 01/22/25	650,000	670,439
		1,340,112
Chile 0.1%
Chile Government International Bond
3.25%, 09/14/21	150,000	153,194
3.13%, 01/21/26	200,000	212,325
3.24%, 02/06/28 (a)	450,000	484,906
2.55%, 01/27/32 (a)	200,000	204,319
3.63%, 10/30/42	150,000	167,856
3.86%, 06/21/47	200,000	231,561
3.50%, 01/25/50 (a)	200,000	219,145
		1,673,306
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	200,000	202,727
4.00%, 02/26/24 (a)	300,000	318,537
8.13%, 05/21/24	250,000	308,948
4.50%, 01/28/26 (a)	300,000	331,218
3.88%, 04/25/27 (a)	300,000	323,013
4.50%, 03/15/29 (a)	350,000	395,770
3.00%, 01/30/30 (a)	450,000	454,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.38%, 09/18/37	362,000	534,605
6.13%, 01/18/41	250,000	336,835
5.63%, 02/26/44 (a)	450,000	580,684
5.00%, 06/15/45 (a)	700,000	846,790
5.20%, 05/15/49 (a)	200,000	251,482
		4,885,424
Hungary 0.0%
Hungary Government International Bond
6.38%, 03/29/21 (b)	274,000	287,433
5.38%, 02/21/23	400,000	439,850
5.75%, 11/22/23	300,000	341,448
5.38%, 03/25/24	300,000	341,322
7.63%, 03/29/41	150,000	257,466
		1,667,519
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	359,053
3.50%, 01/11/28	200,000	212,220
4.10%, 04/24/28	250,000	275,737
4.75%, 02/11/29	200,000	231,532
3.40%, 09/18/29	200,000	211,301
2.85%, 02/14/30	400,000	406,158
4.35%, 01/11/48	200,000	226,566
5.35%, 02/11/49 (o)	200,000	263,465
3.50%, 02/14/50	200,000	201,673
		2,387,705
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	211,127
2.88%, 03/16/26	200,000	212,816
3.25%, 01/17/28	200,000	218,967
4.50%, 01/30/43	200,000	255,644
4.13%, 01/17/48	200,000	248,015
State of Israel
2.50%, 01/15/30	200,000	209,147
3.38%, 01/15/50	350,000	382,746
		1,738,462
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	514,000	601,642
2.38%, 10/17/24	550,000	555,861
2.88%, 10/17/29	475,000	477,743
5.38%, 06/15/33	250,000	307,836
4.00%, 10/17/49	350,000	362,490
		2,305,572
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	150,000	155,643
4.00%, 10/02/23	550,000	587,460
3.60%, 01/30/25	450,000	480,242
4.13%, 01/21/26	288,000	315,818
4.15%, 03/28/27	500,000	551,018
3.75%, 01/11/28	400,000	428,872
4.50%, 04/22/29	600,000	679,842
3.25%, 04/16/30 (a)	700,000	722,340
8.30%, 08/15/31	150,000	235,814
6.75%, 09/27/34	362,000	527,838
6.05%, 01/11/40	524,000	703,491
4.75%, 03/08/44	650,000	752,752

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.55%, 01/21/45	400,000	515,336
4.60%, 01/23/46	450,000	510,442
4.35%, 01/15/47	300,000	329,547
4.60%, 02/10/48	400,000	458,108
4.50%, 01/31/50 (a)	475,000	538,016
5.75%, 10/12/10	320,000	403,432
		8,896,011
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	216,693
3.75%, 03/16/25 (a)	300,000	323,424
8.88%, 09/30/27	250,000	360,900
3.88%, 03/17/28 (a)	400,000	444,906
9.38%, 04/01/29	100,000	154,784
3.16%, 01/23/30 (a)	400,000	425,436
6.70%, 01/26/36	131,000	190,525
4.50%, 05/15/47	250,000	312,256
4.50%, 04/16/50 (a)	200,000	249,238
4.30%, 04/29/53	200,000	246,240
3.87%, 07/23/60 (a)	200,000	229,190
		3,153,592
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	319,381
4.13%, 08/25/27	250,000	286,346
2.84%, 06/20/30	150,000	159,905
8.75%, 11/21/33	150,000	255,071
6.55%, 03/14/37	300,000	455,838
5.63%, 11/18/50	395,000	609,339
		2,085,880
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	200,000	217,730
10.63%, 03/16/25	300,000	424,779
5.50%, 03/30/26	200,000	239,855
3.00%, 02/01/28	200,000	214,473
3.75%, 01/14/29	400,000	456,238
9.50%, 02/02/30	250,000	410,056
7.75%, 01/14/31	350,000	533,498
6.38%, 01/15/32	300,000	423,191
3.95%, 01/20/40	600,000	731,160
3.70%, 03/01/41	400,000	477,480
3.70%, 02/02/42	200,000	239,091
		4,367,551
Poland 0.0%
Republic of Poland Government International Bond
5.13%, 04/21/21	362,000	376,818
5.00%, 03/23/22	500,000	534,670
3.00%, 03/17/23	400,000	417,220
3.25%, 04/06/26	250,000	271,425
		1,600,133
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	217,784
5.63%, 11/03/25	100,000	122,802
2.75%, 01/19/27	250,000	269,084
2.50%, 06/19/29	200,000	215,584
4.13%, 06/10/44	200,000	274,268
		1,099,522
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	150,000	166,999
4.50%, 08/14/24	113,000	123,446
4.38%, 10/27/27	250,000	281,560
4.38%, 01/23/31 (a)	250,000	287,806
7.63%, 03/21/36	150,000	232,926
4.13%, 11/20/45	150,000	169,982
5.10%, 06/18/50	550,000	693,583
4.98%, 04/20/55	450,000	558,619
		2,514,921
		39,715,710

Supranational* 1.3%
African Development Bank
1.63%, 09/16/22	500,000	508,590
2.13%, 11/16/22	800,000	824,924
3.00%, 09/20/23	250,000	267,714
Asian Development Bank
1.75%, 06/08/21	350,000	353,161
2.00%, 02/16/22	500,000	510,110
1.88%, 02/18/22	250,000	254,460
1.88%, 07/19/22	900,000	919,822
1.88%, 08/10/22	600,000	613,500
1.75%, 09/13/22	500,000	510,180
1.63%, 01/24/23	650,000	662,636
2.75%, 03/17/23	600,000	632,457
2.63%, 01/30/24	450,000	478,748
1.50%, 10/18/24	400,000	409,302
2.00%, 01/22/25	851,000	891,886
2.50%, 11/02/27	500,000	550,665
5.82%, 06/16/28	250,000	337,013
1.75%, 09/19/29	250,000	261,919
1.88%, 01/24/30	400,000	424,054
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	151,514
4.38%, 06/15/22	362,000	384,991
2.75%, 01/06/23	250,000	258,361
Council of Europe Development Bank
1.75%, 09/26/22	350,000	357,124
2.63%, 02/13/23	250,000	262,080
European Bank for Reconstruction & Development
2.75%, 04/26/21	222,000	226,277
2.13%, 03/07/22	500,000	511,515
2.75%, 03/07/23	350,000	368,690
1.63%, 09/27/24	250,000	257,028
European Investment Bank
2.00%, 03/15/21	600,000	605,700
2.50%, 04/15/21	500,000	507,980
2.38%, 05/13/21	350,000	355,626
1.63%, 06/15/21	500,000	503,887
1.38%, 09/15/21	400,000	402,356
2.13%, 10/15/21	450,000	458,210
2.88%, 12/15/21	275,000	284,218
2.25%, 03/15/22	500,000	513,072
2.63%, 05/20/22	450,000	466,578
2.38%, 06/15/22	600,000	619,224
2.25%, 08/15/22	750,000	773,816
1.38%, 09/06/22	400,000	404,166
2.00%, 12/15/22	250,000	257,210
2.50%, 03/15/23	1,350,000	1,412,444
1.38%, 05/15/23	500,000	506,675
2.88%, 08/15/23	650,000	692,380
3.13%, 12/14/23	250,000	270,128
3.25%, 01/29/24	1,000,000	1,087,705

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 03/15/24	500,000	532,975
2.25%, 06/24/24	500,000	527,105
1.88%, 02/10/25	450,000	468,704
1.63%, 03/14/25	700,000	720,842
2.13%, 04/13/26 (b)	500,000	531,730
2.38%, 05/24/27	250,000	272,071
1.63%, 10/09/29	350,000	363,972
Inter-American Development Bank
1.88%, 03/15/21	1,006,000	1,014,174
2.63%, 04/19/21	750,000	763,114
1.25%, 09/14/21	250,000	250,950
2.13%, 01/18/22 (b)	1,100,000	1,123,727
1.75%, 09/14/22	250,000	255,103
2.50%, 01/18/23	600,000	626,415
2.63%, 01/16/24	500,000	531,537
3.00%, 02/21/24	250,000	269,825
2.13%, 01/15/25	500,000	526,685
1.75%, 03/14/25	500,000	518,360
2.00%, 06/02/26	524,000	553,237
2.00%, 07/23/26	300,000	316,677
2.38%, 07/07/27	350,000	380,620
3.13%, 09/18/28	650,000	752,440
2.25%, 06/18/29	450,000	491,184
4.38%, 01/24/44	100,000	149,339
International Bank for Reconstruction & Development
1.63%, 03/09/21	250,000	251,339
1.38%, 05/24/21	900,000	903,856
2.25%, 06/24/21	350,000	355,609
2.75%, 07/23/21	800,000	819,380
1.38%, 09/20/21	500,000	502,933
2.13%, 12/13/21	300,000	306,212
2.00%, 01/26/22	1,150,000	1,172,350
1.63%, 02/10/22	905,000	916,484
2.13%, 07/01/22	600,000	616,371
1.88%, 10/07/22	200,000	204,774
2.13%, 02/13/23	755,000	781,131
1.88%, 06/19/23	250,000	257,543
3.00%, 09/27/23	1,250,000	1,339,731
2.50%, 03/19/24	1,150,000	1,220,708
1.50%, 08/28/24	500,000	510,887
2.50%, 11/25/24	600,000	641,796
1.63%, 01/15/25	750,000	771,904
2.50%, 07/29/25	650,000	700,713
1.75%, 10/23/29	250,000	262,091
4.75%, 02/15/35	330,000	470,073
International Finance Corp.
1.13%, 07/20/21	164,000	164,248
2.00%, 10/24/22	200,000	205,561
2.88%, 07/31/23	550,000	585,546
1.38%, 10/16/24	350,000	356,209
Nordic Investment Bank
2.13%, 02/01/22	250,000	255,453
2.88%, 07/19/23	500,000	531,727
2.25%, 05/21/24	250,000	263,129
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	300,000	315,557
		49,934,197
Total Government Related
(Cost $206,835,464)		220,384,411

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 28.6% of net assets

Asset-Backed Securities 0.4%
Automobile 0.2%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	717,128
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	204,373
Series 2018-4A
3.30%, 07/17/23 (a)	250,000	257,054
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,685,731
Ford Credit Auto Owner Trust
Series 2017-B Class A4
1.87%, 09/15/22 (a)	800,000	803,999
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,615,000	1,673,818
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	182,778
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	660,135
Series 2018-A Class A4
2.89%, 06/17/24 (a)	565,000	580,238
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	620,000	634,307
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	156,131
		7,555,692
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	1,100,000	1,133,395
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,241,342
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,896,631
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	463,329
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,032,268
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,540,000	1,562,662
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	633,445
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	514,702
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	316,249
		8,794,023
		16,349,715

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	374,521
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,324,482
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,061,191
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	166,488
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	664,125
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	205,620
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	521,917
Benchmark Mortgage Trust
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	100,000	116,770
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	768,705
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	292,094
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	266,370
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	402,000	447,356
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,465,302
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	465,436
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	116,651	120,468
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	275,488
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,495,180
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	109,032
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	2,700,000	3,012,237
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	71,198	72,974
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	312,904
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(e)(j)	1,200,000	1,312,118
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	272,646
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	497,004	531,116
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,216,053
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	49,480
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	654,000	701,996
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	538,806
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,265,785
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	366,763
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	669,067
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	333,562
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,078,916
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	1,443,000	1,573,324
Series 2018-COR3 Class A3
4.23%, 05/10/51 (a)	300,000	350,898
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,526,977
CSMC Trust NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,251,709
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	102,691	110,525
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(e)(k)	200,000	213,503
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(e)(k)	785,000	829,895
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	130,991
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	254,054
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	547,071
Series K027 Class A2
2.64%, 01/25/23 (a)	1,805,000	1,869,081
Series K029 Class A2
3.32%, 02/25/23 (a)(e)(l)	923,000	973,991
Series K030 Class A2
3.25%, 04/25/23 (a)(e)(l)	200,000	210,955
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	402,015
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	107,004
Series K035 Class A2
3.46%, 08/25/23 (a)(e)(l)	983,000	1,050,197
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,060,559
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	807,196
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	106,048
Series K728 Class A2
3.06%, 08/25/24 (a)(e)(l)	400,000	427,308
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	108,022
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	423,288
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	215,086
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	686,281
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	537,211
Series KS03 Class A4
3.16%, 05/25/25 (a)(e)(l)	150,000	162,401

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K047 Class A2
3.33%, 05/25/25 (a)(e)(l)	400,000	437,748
Series K048 Class A2
3.28%, 06/25/25 (a)(e)(l)	1,150,000	1,256,461
Series K733 Class A2
3.75%, 08/25/25 (a)(e)(l)	1,400,000	1,568,913
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	109,160
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,736
Series K062 Class A2
3.41%, 12/25/26 (a)	1,750,000	1,963,639
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	834,707
Series K074 Class A1
3.60%, 09/25/27 (a)	146,025	161,370
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,245,729
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	1,018,347
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	4,002,752
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,379,132
Series K083 Class A2
4.05%, 09/25/28 (a)(e)(l)	250,000	296,647
Series K085 Class A2
4.06%, 10/25/28 (a)(e)(l)	700,000	828,957
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	116,628
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,817,129
Series K154 Class A2
3.42%, 04/25/32 (a)	100,000	115,499
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	435,490
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	664,951	678,171
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	243,885
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	218,605
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	805,000	881,583
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	610,400
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	344,211
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.15%, 08/15/46 (a)(e)(l)	350,000	379,654
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	391,470
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	104,829
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,430,053
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	55,087
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	443,093
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	196,723	202,333
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	221,713
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	673,760
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	261,235
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(e)(j)	1,409,000	1,524,079
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	288,816	308,761
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	365,545
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	334,531
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,563,868
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,109,333
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	775,036
Series 2019-C52 Class A5
2.89%, 08/15/52 (a)	500,000	538,672
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	219,193
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	752,396
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,470,921
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	166,491
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(e)(l)	710,000	768,604
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	870,596	908,243
		78,355,357

Covered 0.0%
Royal Bank of Canada
2.10%, 10/14/20	200,000	200,950
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	503,675
		704,625

Mortgage-Backed Securities Pass-Through 26.1%
Fannie Mae
3.50%, 11/01/20 to 02/01/50 (a)	113,051,442	119,569,265
4.00%, 04/01/24 to 02/01/50 (a)	84,692,253	90,863,978
4.50%, 12/01/24 to 10/01/49 (a)	31,122,216	33,922,941
3.00%, 10/01/26 to 01/01/50 (a)	93,573,098	97,523,459
2.50%, 07/01/27 to 01/01/50 (a)	28,614,256	29,405,126
2.00%, 12/01/27 to 11/01/34 (a)	1,851,908	1,893,245
5.50%, 12/01/32 to 11/01/48 (a)	3,634,316	4,138,680
5.00%, 11/01/33 to 09/01/49 (a)	8,406,593	9,345,010
6.50%, 08/01/34 to 05/01/40 (a)	242,985	292,502
6.00%, 04/01/35 to 07/01/41 (a)	2,241,466	2,646,552
3.00%, 05/01/46 to 11/01/46 (a)(b)	10,631,120	11,137,186
3.00%, 10/01/49 (a)	2,941,685	3,088,562
Federal Home Loan Bank
2.00%, 03/01/35 (a)	800,000	811,745
2.50%, 03/01/35 (a)	800,000	822,033
3.00%, 01/01/40 (a)	496,025	515,569

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,453,748	1,486,875
4.00%, 03/01/24 to 01/01/50 (a)	44,599,281	47,721,840
3.50%, 01/01/26 to 01/01/50 (a)	73,174,107	77,281,949
3.00%, 08/01/26 to 01/01/50 (a)	79,721,221	83,095,533
2.50%, 04/01/27 to 02/01/50 (a)	17,385,057	17,868,396
6.00%, 05/01/32 to 07/01/40 (a)	1,368,858	1,617,599
5.50%, 12/01/34 to 08/01/41 (a)	2,398,767	2,735,898
5.00%, 12/01/35 to 12/01/49 (a)	4,963,031	5,501,705
6.50%, 02/01/36 (a)	133,290	158,837
4.50%, 02/01/39 to 08/01/49 (a)	18,609,437	20,317,380
4.50%, 07/01/42 (a)(b)	263,495	290,874
Ginnie Mae
3.00%, 04/20/27 to 01/20/50 (a)	66,061,211	68,842,037
2.50%, 08/20/27 to 01/20/50 (a)	5,751,393	5,924,362
5.00%, 02/20/33 to 07/20/49 (a)	8,160,492	8,934,854
5.50%, 04/15/33 to 03/20/49 (a)	1,510,911	1,722,591
3.50%, 07/20/33 to 01/20/50 (a)	83,951,538	88,366,917
4.00%, 06/15/39 to 12/20/49 (a)	45,245,035	48,037,476
4.50%, 07/15/39 to 10/20/49 (a)	22,614,963	24,163,934
6.00%, 04/20/44 (a)	296,456	351,615
3.00%, 11/20/45 (a)(b)	3,087,994	3,237,247
2.50%, 09/20/49 (a)	451,925	464,395
Ginnie Mae TBA
3.00%, 03/23/50 (a)(m)	6,500,000	6,718,171
3.50%, 03/23/50 (a)(m)	5,000,000	5,182,435
UMBS TBA
2.50%, 03/18/35 to 03/12/50 (a)(m)	7,000,000	7,176,011
3.00%, 03/18/35 to 03/12/50 (a)(m)	21,000,000	21,661,521
3.50%, 03/18/35 to 03/12/50 (a)(m)	9,000,000	9,392,249
4.00%, 03/18/35 to 03/12/50 (a)(m)	5,500,000	5,786,932
5.00%, 03/12/50 (a)(m)	1,500,000	1,624,283
		971,639,769
Total Securitized
(Cost $1,036,728,979)		1,067,049,466
Security	Number of Shares	Value ($)
Other Investment Companies 2.8% of net assets

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (n)	103,602,463	103,602,463

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.52% (n)	515,663	515,663
Total Other Investment Companies
(Cost $104,118,126)		104,118,126
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,118,270 or 0.7% of net assets.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero Coupon Bond.
(j)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.
(o)	All or a portion of this security is on loan. Securities on loan were valued at $500,397.

ACES —	Alternate Credit Enhancement Securities
CD —	Certificate of deposit
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended February 29, 2020:
	Market Value at 08/31/19	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 02/29/20	Face Amount at 02/29/20	Interest Income Earned
Charles Schwab Corp., 3.20%, 01/25/2028	$—	$157,883	$—	$—	$5,354	$163,237	150,000	$893
Charles Schwab Corp., 3.25%, 05/21/2021	—	101,666	—	—	473	102,139	100,000	361
Charles Schwab Corp., 3.25%, 05/22/2029	—	107,196	—	—	2,629	109,825	100,000	280
Charles Schwab Corp., 3.85%, 05/21/2025	—	161,917	—	—	4,883	166,800	150,000	1,075
Charles Schwab Corp., 4.00%, 02/01/2029	—	170,928	—	—	3,306	174,234	150,000	450
Total	$—	$699,590	$—	$—	$16,645	$716,235		$3,059
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$926,682,354	$—	$926,682,354
Treasuries	—	1,486,321,066	—	1,486,321,066
Government Related[1]	—	220,384,411	—	220,384,411
Securitized[1]	—	1,067,049,466	—	1,067,049,466
Other Investment Companies[1]	104,118,126	—	—	104,118,126
Total	$104,118,126	$3,700,437,297	$—	$3,804,555,423
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $699,590)		$716,235
Investments in unaffiliated issuers, at value (cost $3,581,129,458) including securities on loan of $500,397		3,803,323,525
Collateral invested for securities on loan, at value (cost $515,663)		515,663
Cash		1,108,621
Receivables:
Investments sold		106,690,196
Interest		20,336,522
Fund shares sold		8,527,473
Dividends		134,054
Income from securities on loan	+	732
Total assets		3,941,353,021
Liabilities
Collateral held for securities on loan		515,663
Payables:
Investments bought		80,887,723
Investments bought — delayed-delivery		83,757,651
Investment adviser fees		115,774
Fund shares redeemed		46,172,077
Distributions to shareholders	+	935,560
Total liabilities		212,384,448
Net Assets
Total assets		3,941,353,021
Total liabilities	–	212,384,448
Net assets		$3,728,968,573
Net Assets by Source
Capital received from investors		3,520,017,877
Total distributable earnings		208,950,696

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,728,968,573		349,797,264		$10.66

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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Interest received from affiliated issuer		$3,059
Interest received from unaffiliated issuers		41,977,547
Dividends received from unaffiliated issuers		825,444
Securities on loan, net	+	1,743
Total investment income		42,807,793
Expenses
Investment adviser fees		643,969
Total expenses	–	643,969
Net investment income		42,163,824
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated investments		5,781,534
Net change in unrealized appreciation (depreciation) on affiliated investments		16,645
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	73,093,006
Net change in unrealized appreciation (depreciation)	+	73,109,651
Net realized and unrealized gains		78,891,185
Increase in net assets resulting from operations		$121,055,009

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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$42,163,824	$69,733,806
Net realized gains (losses)		5,781,534	(3,080,570)
Net change in unrealized appreciation (depreciation)	+	73,109,651	189,061,092
Increase in net assets from operations		121,055,009	255,714,328
Distributions to Shareholders
Total distributions		($44,944,128)	($72,211,474)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		91,730,150	$953,077,887	171,989,490	$1,698,925,657
Shares reinvested		3,647,104	38,046,676	6,224,597	62,019,990
Shares redeemed	+	(29,671,743)	(309,657,916)	(99,160,370)	(979,041,765)
Net transactions in fund shares		65,705,511	$681,466,647	79,053,717	$781,903,882
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		284,091,753	$2,971,391,045	205,038,036	$2,005,984,309
Total increase	+	65,705,511	757,577,528	79,053,717	965,406,736
End of period		349,797,264	$3,728,968,573	284,091,753	$2,971,391,045

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Schwab Short-Term Bond Index Fund
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17[1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.13	$9.80	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.24	0.19	0.08
Net realized and unrealized gains (losses)	0.12	0.33	(0.24)	0.04
Total from investment operations	0.23	0.57	(0.05)	0.12
Less distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.19)	(0.08)
Net asset value at end of period	$10.25	$10.13	$9.80	$10.04
Total return	2.33%[3]	5.89%	(0.51%)	1.25%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[4]	0.06%	0.06%	0.06%[4]
Net investment income (loss)	2.27%[4]	2.43%	1.92%	1.64%[4]
Portfolio turnover rate	29%[3]	46%	61%	49%[3],[5]
Net assets, end of period (x 1,000,000)	$1,048	$877	$522	$381

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes in-kind transactions.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.6% of net assets

Financial Institutions 10.5%
Banking 8.4%
Ally Financial, Inc.
4.63%, 05/19/22	150,000	157,643
3.88%, 05/21/24 (a)	100,000	104,978
5.13%, 09/30/24	100,000	110,923
American Express Co.
3.38%, 05/17/21 (a)	150,000	153,173
3.70%, 11/05/21 (a)	150,000	155,676
2.75%, 05/20/22 (a)	150,000	153,734
2.50%, 08/01/22 (a)	250,000	255,804
2.65%, 12/02/22	500,000	515,507
3.70%, 08/03/23 (a)	250,000	267,766
3.40%, 02/22/24 (a)	150,000	160,709
2.50%, 07/30/24 (a)	400,000	414,482
American Express Credit Corp.
2.25%, 05/05/21 (a)	300,000	302,316
2.70%, 03/03/22 (a)	200,000	205,205
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	506,312
2.63%, 11/09/22	250,000	258,397
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,444
3.85%, 04/12/23	200,000	212,055
2.71%, 06/27/24	200,000	207,688
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	200,575
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	51,787
Bank of America Corp.
2.63%, 04/19/21	250,000	253,518
5.00%, 05/13/21	240,000	250,214
5.70%, 01/24/22	500,000	540,650
3.50%, 05/17/22 (a)(b)	250,000	256,061
2.50%, 10/21/22 (a)	150,000	152,518
3.30%, 01/11/23	500,000	525,280
3.12%, 01/20/23 (a)(b)	100,000	102,743
2.88%, 04/24/23 (a)(b)	150,000	154,139
4.10%, 07/24/23	150,000	162,686
3.00%, 12/20/23 (a)(b)	750,000	777,634
4.13%, 01/22/24	250,000	273,070
3.55%, 03/05/24 (a)(b)	250,000	263,594
4.00%, 04/01/24	250,000	272,530
3.86%, 07/23/24 (a)(b)	600,000	641,766
4.20%, 08/26/24	350,000	384,639
4.00%, 01/22/25	350,000	382,161
3.46%, 03/15/25 (a)(b)	200,000	213,122
3.09%, 10/01/25 (a)(b)	200,000	211,487
2.46%, 10/22/25 (a)(b)	250,000	257,767
3.37%, 01/23/26 (a)(b)	250,000	267,645
2.02%, 02/13/26 (a)(b)	100,000	100,769
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	258,824
Bank of Montreal
3.10%, 04/13/21	150,000	152,926
1.90%, 08/27/21	150,000	151,168
2.90%, 03/26/22	200,000	205,933
2.35%, 09/11/22	150,000	153,435
2.55%, 11/06/22 (a)	150,000	154,913
3.30%, 02/05/24	200,000	212,799
2.50%, 06/28/24	200,000	207,629
4.34%, 10/05/28 (a)(b)	100,000	107,729
Barclays PLC
3.20%, 08/10/21	200,000	204,034
3.68%, 01/10/23 (a)	200,000	206,567
4.61%, 02/15/23 (a)(b)	400,000	420,558
4.34%, 05/16/24 (a)(b)	200,000	213,384
4.38%, 09/11/24	200,000	213,596
3.93%, 05/07/25 (a)(b)	200,000	212,991
BBVA USA
2.50%, 08/27/24 (a)	250,000	254,884
BNP Paribas S.A.
4.25%, 10/15/24	200,000	217,361
BPCE S.A.
2.75%, 12/02/21	250,000	256,084
4.00%, 04/15/24	250,000	272,950
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (a)(b)	150,000	153,225
3.50%, 09/13/23	150,000	160,879
3.10%, 04/02/24	150,000	158,410
2.25%, 01/28/25	150,000	152,791
Capital One Bank USA NA
2.01%, 01/27/23 (a)(b)	250,000	252,630
3.38%, 02/15/23	250,000	262,412
2.28%, 01/28/26 (a)(b)	250,000	255,722
Capital One Financial Corp.
4.75%, 07/15/21	150,000	156,698
3.05%, 03/09/22 (a)	150,000	154,315
3.20%, 01/30/23 (a)	150,000	155,742
3.90%, 01/29/24 (a)	150,000	161,386
3.75%, 04/24/24 (a)	100,000	108,184
3.30%, 10/30/24 (a)	200,000	213,503
Capital One NA
2.25%, 09/13/21 (a)	300,000	303,052
2.65%, 08/08/22 (a)	250,000	256,624
Citibank NA
3.40%, 07/23/21 (a)	500,000	512,085
2.84%, 05/20/22 (a)(b)	250,000	253,766
3.65%, 01/23/24 (a)	250,000	269,272
Citigroup, Inc.
2.70%, 03/30/21	150,000	151,770
2.35%, 08/02/21	400,000	405,178
2.90%, 12/08/21 (a)	250,000	255,806
4.50%, 01/14/22	300,000	316,639
2.75%, 04/25/22 (a)	200,000	205,040

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 07/30/22	100,000	105,809
2.70%, 10/27/22 (a)	400,000	411,792
2.31%, 11/04/22 (a)(b)	150,000	151,777
3.14%, 01/24/23 (a)(b)	250,000	257,095
3.50%, 05/15/23	200,000	211,174
2.88%, 07/24/23 (a)(b)	250,000	256,932
3.88%, 10/25/23	100,000	108,011
4.04%, 06/01/24 (a)(b)	150,000	160,750
3.75%, 06/16/24	100,000	108,064
4.00%, 08/05/24	100,000	108,671
3.35%, 04/24/25 (a)(b)	350,000	370,842
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	256,089
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	107,305
Commonwealth Bank of Australia
2.55%, 03/15/21	250,000	253,185
Cooperatieve Rabobank UA
3.13%, 04/26/21	250,000	255,024
3.88%, 02/08/22	250,000	261,819
3.95%, 11/09/22	250,000	264,296
2.75%, 01/10/23	250,000	259,662
4.63%, 12/01/23	250,000	273,116
Credit Suisse AG
3.63%, 09/09/24	400,000	430,668
Credit Suisse AG/New York NY
3.00%, 10/29/21	250,000	256,504
2.10%, 11/12/21	250,000	252,958
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	305,000	311,234
3.80%, 09/15/22	250,000	263,401
3.80%, 06/09/23	250,000	265,546
Deutsche Bank AG
3.38%, 05/12/21	100,000	101,307
4.25%, 10/14/21	500,000	516,492
5.00%, 02/14/22	200,000	210,379
3.30%, 11/16/22	200,000	205,022
3.95%, 02/27/23	250,000	261,316
3.70%, 05/30/24	200,000	209,411
3.96%, 11/26/25 (a)(b)	150,000	158,105
Discover Bank
3.20%, 08/09/21 (a)	250,000	255,430
4.20%, 08/08/23	250,000	269,647
2.45%, 09/12/24 (a)	250,000	256,232
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	269,057
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	252,831
2.88%, 10/01/21 (a)	200,000	204,603
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (a)	250,000	253,300
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	253,434
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	50,792
HSBC Holdings PLC
3.40%, 03/08/21	228,000	231,949
5.10%, 04/05/21	250,000	259,789
2.95%, 05/25/21	467,000	474,488
2.65%, 01/05/22	200,000	204,302
4.88%, 01/14/22	200,000	212,833
4.00%, 03/30/22	200,000	210,075
3.26%, 03/13/23 (a)(b)	400,000	412,626
3.60%, 05/25/23	200,000	211,375
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.03%, 11/22/23 (a)(b)	350,000	362,176
4.25%, 03/14/24	250,000	268,276
3.95%, 05/18/24 (a)(b)	200,000	212,408
3.80%, 03/11/25 (a)(b)	400,000	427,388
2.63%, 11/07/25 (a)(b)	200,000	204,540
HSBC USA, Inc.
3.50%, 06/23/24	100,000	108,484
Huntington Bancshares Inc/OH
2.63%, 08/06/24 (a)	100,000	104,076
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	150,000	151,987
2.30%, 01/14/22 (a)	250,000	252,623
ING Groep N.V.
3.15%, 03/29/22	250,000	257,841
4.10%, 10/02/23	200,000	216,788
JPMorgan Chase & Co.
2.55%, 03/01/21 (a)	250,000	252,338
4.63%, 05/10/21	400,000	415,092
2.40%, 06/07/21 (a)	150,000	151,763
2.30%, 08/15/21 (a)	250,000	250,749
4.35%, 08/15/21	350,000	365,244
4.50%, 01/24/22	450,000	474,421
3.51%, 06/18/22 (a)(b)	200,000	205,260
3.25%, 09/23/22	350,000	365,979
2.97%, 01/15/23 (a)	500,000	513,760
3.20%, 01/25/23	300,000	314,908
3.21%, 04/01/23 (a)(b)	200,000	207,088
3.38%, 05/01/23	500,000	525,552
2.70%, 05/18/23 (a)	200,000	207,891
3.88%, 02/01/24	150,000	163,135
3.56%, 04/23/24 (a)(b)	150,000	159,181
3.63%, 05/13/24	200,000	216,644
3.80%, 07/23/24 (a)(b)	250,000	267,549
3.88%, 09/10/24	350,000	381,419
4.02%, 12/05/24 (a)(b)	350,000	380,247
3.13%, 01/23/25 (a)	350,000	372,988
3.22%, 03/01/25 (a)(b)	300,000	317,422
2.30%, 10/15/25 (a)(b)	250,000	256,096
KeyBank NA
2.50%, 11/22/21	250,000	255,275
3.38%, 03/07/23	250,000	265,585
Lloyds Bank PLC
2.25%, 08/14/22	200,000	203,436
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	305,616
3.00%, 01/11/22	200,000	204,814
2.86%, 03/17/23 (a)(b)	200,000	204,468
4.05%, 08/16/23	200,000	214,829
2.91%, 11/07/23 (a)(b)	200,000	205,454
3.90%, 03/12/24	200,000	215,140
4.50%, 11/04/24	200,000	217,319
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	268,612
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	241,000	244,737
3.54%, 07/26/21	100,000	102,969
2.19%, 09/13/21	200,000	202,340
3.00%, 02/22/22	250,000	257,376
3.22%, 03/07/22	200,000	207,022
2.62%, 07/18/22	250,000	255,742
2.67%, 07/25/22	250,000	256,671
3.46%, 03/02/23	150,000	158,276
3.76%, 07/26/23	250,000	267,770
3.41%, 03/07/24	200,000	212,920
2.80%, 07/18/24	200,000	208,312
2.19%, 02/25/25	350,000	353,897

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	202,706
2.95%, 02/28/22	200,000	205,633
3.55%, 03/05/23	300,000	317,859
2.84%, 07/16/25 (a)(b)	200,000	207,895
Morgan Stanley
2.50%, 04/21/21	250,000	252,768
5.50%, 07/28/21	150,000	158,096
2.63%, 11/17/21	400,000	407,306
2.75%, 05/19/22	500,000	514,055
4.88%, 11/01/22	250,000	270,710
3.13%, 01/23/23	300,000	313,318
3.75%, 02/25/23	300,000	319,020
4.10%, 05/22/23	200,000	213,579
3.74%, 04/24/24 (a)(b)	500,000	531,290
3.88%, 04/29/24	450,000	488,830
3.70%, 10/23/24	350,000	380,791
2.72%, 07/22/25 (a)(b)	250,000	259,272
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	258,785
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	252,036
2.50%, 05/22/22	250,000	256,391
2.88%, 04/12/23	300,000	313,447
National Bank of Canada
2.10%, 02/01/23	250,000	253,035
Northern Trust Corp.
3.38%, 08/23/21	150,000	154,289
PNC Bank NA
2.63%, 02/17/22 (a)	300,000	306,738
2.45%, 07/28/22 (a)	250,000	256,834
2.70%, 11/01/22 (a)	250,000	257,695
3.50%, 06/08/23 (a)	250,000	266,562
Regions Bank/Birmingham AL
2.75%, 04/01/21 (a)	250,000	253,568
Regions Financial Corp.
3.80%, 08/14/23 (a)	150,000	161,645
Royal Bank of Canada
3.20%, 04/30/21	200,000	204,548
2.75%, 02/01/22	250,000	257,346
2.80%, 04/29/22	250,000	257,579
3.70%, 10/05/23	175,000	188,241
2.55%, 07/16/24	250,000	260,921
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	218,537
3.50%, 05/15/23 (a)(b)	200,000	206,444
6.10%, 06/10/23	150,000	166,163
3.88%, 09/12/23	200,000	212,524
6.00%, 12/19/23	200,000	224,399
5.13%, 05/28/24	400,000	437,656
4.52%, 06/25/24 (a)(b)	200,000	215,314
4.27%, 03/22/25 (a)(b)	200,000	215,632
3.75%, 11/01/29 (a)(b)	200,000	208,218
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	270,855
3.40%, 01/18/23 (a)	100,000	104,501
3.50%, 06/07/24 (a)	100,000	105,304
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	203,246
3.57%, 01/10/23 (a)	200,000	206,226
3.37%, 01/05/24 (a)(b)	250,000	259,294
Santander UK PLC
4.00%, 03/13/24	200,000	218,159
2.88%, 06/18/24	200,000	208,813
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250,000	252,661
State Street Corp.
1.95%, 05/19/21	250,000	251,858
3.10%, 05/15/23	250,000	263,441
3.78%, 12/03/24 (a)(b)	100,000	108,227
3.30%, 12/16/24	200,000	215,515
2.35%, 11/01/25 (a)(b)	100,000	102,695
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250,000	268,686
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	258,528
2.06%, 07/14/21	150,000	151,291
2.44%, 10/19/21	300,000	304,722
2.78%, 07/12/22	250,000	257,327
2.78%, 10/18/22	150,000	154,857
3.10%, 01/17/23	250,000	261,141
3.75%, 07/19/23	200,000	214,305
2.70%, 07/16/24	400,000	415,988
2.35%, 01/15/25	200,000	204,391
SVB Financial Group
3.50%, 01/29/25	100,000	107,935
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	256,045
1.88%, 09/07/21	250,000	252,014
3.90%, 11/20/23	250,000	272,079
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	257,032
Synchrony Financial
3.75%, 08/15/21 (a)	100,000	102,594
2.85%, 07/25/22 (a)	100,000	102,392
4.25%, 08/15/24 (a)	150,000	162,951
The Bank of New York Mellon Corp.
2.05%, 05/03/21 (a)	450,000	453,582
2.60%, 02/07/22 (a)	250,000	255,621
1.95%, 08/23/22	200,000	203,197
1.85%, 01/27/23 (a)	100,000	101,407
2.95%, 01/29/23 (a)	150,000	156,010
3.50%, 04/28/23	150,000	159,270
2.66%, 05/16/23 (a)(b)	100,000	102,689
2.20%, 08/16/23 (a)	100,000	102,595
3.65%, 02/04/24 (a)	150,000	162,560
3.25%, 09/11/24 (a)	100,000	107,619
2.10%, 10/24/24	150,000	153,919
The Bank of Nova Scotia
3.13%, 04/20/21	150,000	153,329
2.80%, 07/21/21	150,000	153,316
2.70%, 03/07/22	500,000	512,897
2.38%, 01/18/23	150,000	153,890
3.40%, 02/11/24	250,000	265,946
2.20%, 02/03/25	200,000	204,388
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (a)	250,000	253,018
5.25%, 07/27/21	450,000	473,447
2.35%, 11/15/21 (a)	250,000	251,059
5.75%, 01/24/22	505,000	544,933
3.00%, 04/26/22 (a)	250,000	253,690
2.88%, 10/31/22 (a)(b)	500,000	510,342
3.63%, 01/22/23	250,000	264,405
3.20%, 02/23/23 (a)	250,000	261,391
2.91%, 06/05/23 (a)(b)	350,000	359,950
2.91%, 07/24/23 (a)(b)	300,000	308,247
3.63%, 02/20/24 (a)	150,000	160,345
4.00%, 03/03/24	300,000	326,440
3.85%, 07/08/24 (a)	250,000	270,164

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 01/23/25 (a)	325,000	348,866
3.27%, 09/29/25 (a)(b)	300,000	318,288
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	267,865
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	200,000	207,552
2.85%, 11/09/22	250,000	258,870
3.50%, 01/23/24 (a)	200,000	213,144
3.90%, 04/29/24 (a)	100,000	108,543
The Toronto-Dominion Bank
2.13%, 04/07/21	100,000	100,772
3.25%, 06/11/21	250,000	255,899
1.90%, 12/01/22	250,000	253,979
3.50%, 07/19/23	150,000	160,228
3.25%, 03/11/24	150,000	160,276
2.65%, 06/12/24	200,000	208,989
Truist Bank
2.63%, 01/15/22 (a)	200,000	203,884
2.80%, 05/17/22 (a)	200,000	205,609
3.20%, 04/01/24 (a)	200,000	212,735
3.69%, 08/02/24 (a)(b)	100,000	107,293
2.15%, 12/06/24 (a)	250,000	255,890
Truist Financial Corp.
2.90%, 03/03/21 (a)	250,000	252,918
3.20%, 09/03/21 (a)	250,000	256,672
2.70%, 01/27/22 (a)	250,000	255,711
3.95%, 03/22/22 (a)	100,000	104,882
2.20%, 03/16/23 (a)	150,000	153,422
3.75%, 12/06/23 (a)	200,000	216,384
2.50%, 08/01/24 (a)	200,000	206,820
2.85%, 10/26/24 (a)	150,000	157,948
US Bancorp
4.13%, 05/24/21 (a)	100,000	103,174
2.63%, 01/24/22 (a)	150,000	153,750
3.00%, 03/15/22 (a)	150,000	154,895
2.95%, 07/15/22 (a)	150,000	155,735
3.38%, 02/05/24 (a)	250,000	268,236
2.40%, 07/30/24 (a)	150,000	155,701
3.60%, 09/11/24 (a)	100,000	108,816
US Bank NA
3.40%, 07/24/23 (a)	250,000	266,481
US Bank NA/Cincinnati OH
3.15%, 04/26/21 (a)	250,000	255,171
3.45%, 11/16/21 (a)	250,000	258,752
1.80%, 01/21/22 (a)	250,000	252,474
2.05%, 01/21/25 (a)	250,000	256,597
Wells Fargo & Co.
2.50%, 03/04/21	250,000	251,973
4.60%, 04/01/21	400,000	413,292
2.10%, 07/26/21	528,000	532,860
3.50%, 03/08/22	200,000	208,057
2.63%, 07/22/22	500,000	512,837
3.07%, 01/24/23 (a)	450,000	461,911
3.45%, 02/13/23	250,000	262,341
4.13%, 08/15/23	100,000	108,141
4.48%, 01/16/24	100,000	109,715
3.75%, 01/24/24 (a)	400,000	430,140
3.30%, 09/09/24	300,000	319,654
3.00%, 02/19/25	350,000	370,386
2.41%, 10/30/25 (a)(b)	400,000	410,558
2.16%, 02/11/26 (a)(b)	400,000	405,192
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	250,000	258,416
2.90%, 05/27/22 (a)(b)	250,000	254,070
2.08%, 09/09/22 (a)(b)	250,000	252,073
3.55%, 08/14/23 (a)	250,000	266,860
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp.
2.10%, 05/13/21	200,000	201,841
2.00%, 08/19/21	150,000	151,490
2.50%, 06/28/22	200,000	205,317
2.75%, 01/11/23	100,000	103,748
3.65%, 05/15/23	500,000	534,385
3.30%, 02/26/24	150,000	159,589
2.89%, 02/04/30 (a)(b)	200,000	202,881
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	258,460
		88,137,295
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	109,275
Ameriprise Financial, Inc.
3.00%, 03/22/22	100,000	103,224
4.00%, 10/15/23	150,000	162,850
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	103,781
BlackRock, Inc.
3.38%, 06/01/22	250,000	261,842
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	110,384
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	108,336
Charles Schwab Corp.
3.25%, 05/21/21 (a)(c)	150,000	153,208
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	103,370
Eaton Vance Corp.
3.63%, 06/15/23	100,000	106,772
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	100,000	102,248
4.00%, 10/15/23	100,000	108,434
Invesco Finance PLC
3.13%, 11/30/22	100,000	104,777
4.00%, 01/30/24	100,000	109,267
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	109,560
Jefferies Group LLC
6.88%, 04/15/21	250,000	263,832
Lazard Group LLC
3.75%, 02/13/25	100,000	109,448
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	205,053
Stifel Financial Corp.
4.25%, 07/18/24	100,000	110,369
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	102,431
3.75%, 04/01/24 (a)	100,000	108,616
		2,757,077
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	206,168
3.95%, 02/01/22 (a)	500,000	517,285
3.30%, 01/23/23 (a)	150,000	155,155
4.88%, 01/16/24 (a)	150,000	163,264
2.88%, 08/14/24 (a)	150,000	152,849
Air Lease Corp.
2.50%, 03/01/21	200,000	201,080
2.63%, 07/01/22 (a)	155,000	157,246

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/15/23 (a)	350,000	359,768
3.00%, 09/15/23 (a)	100,000	103,171
4.25%, 02/01/24 (a)	100,000	108,166
4.25%, 09/15/24 (a)	100,000	107,884
Aircastle Ltd.
5.13%, 03/15/21	150,000	155,351
4.40%, 09/25/23 (a)	150,000	160,165
4.13%, 05/01/24 (a)	100,000	105,869
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	159,608
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	105,473
4.13%, 02/01/25 (a)	50,000	51,824
GATX Corp.
4.85%, 06/01/21	100,000	104,047
4.35%, 02/15/24 (a)	100,000	109,235
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	51,307
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,892
5.88%, 08/15/22	90,000	98,649
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,959
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	50,130
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	50,000	54,722
		3,522,267
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	100,000	104,525
ORIX Corp.
2.90%, 07/18/22	80,000	82,578
4.05%, 01/16/24	150,000	163,190
		350,293
Insurance 0.8%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	308,070
2.80%, 06/15/23 (a)	100,000	102,792
Aflac, Inc.
3.63%, 06/15/23	150,000	159,632
American International Group, Inc.
3.30%, 03/01/21 (a)	150,000	152,203
4.88%, 06/01/22	200,000	213,221
4.13%, 02/15/24	100,000	109,306
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	205,385
3.13%, 05/15/22	100,000	103,555
3.30%, 01/15/23	200,000	209,377
3.50%, 08/15/24 (a)	100,000	107,085
2.38%, 01/15/25 (a)	100,000	102,832
Aon PLC
4.00%, 11/27/23 (a)	100,000	108,576
3.50%, 06/14/24 (a)	150,000	160,054
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	100,000	112,301
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	362,418
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway, Inc.
3.75%, 08/15/21	150,000	155,734
3.00%, 02/11/23	100,000	105,040
2.75%, 03/15/23 (a)	150,000	155,623
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	109,984
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	104,041
2.70%, 03/13/23	150,000	156,143
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,455
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	100,000	106,207
Fidelity National Financial, Inc.
5.50%, 09/01/22	100,000	109,451
Globe Life, Inc.
3.80%, 09/15/22	100,000	105,376
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	155,047
3.85%, 10/01/24 (a)	100,000	108,525
Lincoln National Corp.
4.00%, 09/01/23	150,000	161,959
Loews Corp.
2.63%, 05/15/23 (a)	150,000	155,128
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	150,000	155,862
3.30%, 03/14/23 (a)	100,000	105,310
3.88%, 03/15/24 (a)	100,000	108,299
3.50%, 06/03/24 (a)	100,000	106,999
MetLife, Inc.
3.05%, 12/15/22	250,000	260,864
3.60%, 04/10/24	150,000	162,673
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	104,846
Prudential Financial, Inc.
3.50%, 05/15/24	100,000	108,297
5.88%, 09/15/42 (a)(b)	100,000	105,019
5.63%, 06/15/43 (a)(b)	150,000	159,678
5.20%, 03/15/44 (a)(b)	100,000	105,569
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	109,746
The Allstate Corp.
3.15%, 06/15/23	150,000	159,398
5.75%, 08/15/53 (a)(b)	75,000	81,528
The Progressive Corp.
3.75%, 08/23/21	100,000	103,716
UnitedHealth Group, Inc.
2.13%, 03/15/21	150,000	150,808
2.88%, 12/15/21	150,000	154,100
3.35%, 07/15/22	250,000	261,321
2.38%, 10/15/22	100,000	102,676
2.75%, 02/15/23 (a)	250,000	258,712
3.50%, 06/15/23	100,000	106,455
3.50%, 02/15/24	97,000	104,126
2.38%, 08/15/24	100,000	103,572
Unum Group
4.00%, 03/15/24	70,000	75,914
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	100,000	105,914
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	107,256
Willis Towers Watson PLC
5.75%, 03/15/21	200,000	208,326

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WR Berkley Corp.
4.63%, 03/15/22	100,000	106,314
		8,096,818
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	107,069
4.00%, 01/15/24 (a)	100,000	108,861
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	106,435
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	103,606
3.50%, 11/15/24 (a)	100,000	108,330
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	265,637
3.13%, 09/01/23 (a)	100,000	105,091
3.80%, 02/01/24 (a)	150,000	161,990
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	100,000	105,247
3.65%, 06/15/24 (a)	100,000	107,183
Corporate Office Properties LP
3.70%, 06/15/21 (a)	100,000	102,305
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	101,959
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	205,863
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	263,877
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	261,975
Essex Portfolio LP
3.63%, 08/15/22 (a)	100,000	104,627
HCP, Inc.
4.20%, 03/01/24 (a)	100,000	109,026
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	100,000	108,935
3.88%, 08/15/24 (a)	100,000	108,367
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	160,251
3.88%, 04/01/24 (a)	100,000	108,218
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	107,342
Kimco Realty Corp.
3.20%, 05/01/21 (a)	150,000	152,704
3.40%, 11/01/22 (a)	75,000	78,701
3.30%, 02/01/25 (a)	100,000	107,110
Liberty Property LP
3.38%, 06/15/23 (a)	100,000	105,985
4.40%, 02/15/24 (a)	100,000	110,949
National Retail Properties, Inc.
3.80%, 10/15/22 (a)	100,000	105,132
3.90%, 06/15/24 (a)	100,000	108,489
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	180,997
4.25%, 05/15/24 (a)	100,000	106,005
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	100,000	107,501
4.50%, 01/15/25 (a)	100,000	109,512
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,878
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	261,139
4.65%, 08/01/23 (a)	100,000	109,266
Service Properties Trust
5.00%, 08/15/22 (a)	150,000	158,575
4.65%, 03/15/24 (a)	100,000	105,978
4.35%, 10/01/24 (a)	100,000	105,542
Simon Property Group LP
2.35%, 01/30/22 (a)	150,000	152,734
2.75%, 02/01/23 (a)	100,000	103,734
2.75%, 06/01/23 (a)	250,000	259,594
3.75%, 02/01/24 (a)	100,000	107,815
2.00%, 09/13/24 (a)	100,000	101,653
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	103,297
Ventas Realty LP
3.25%, 08/15/22 (a)	100,000	104,270
3.13%, 06/15/23 (a)	150,000	157,007
3.50%, 04/15/24 (a)	100,000	107,162
3.75%, 05/01/24 (a)	100,000	107,591
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	100,000	110,167
Welltower, Inc.
3.95%, 09/01/23 (a)	150,000	161,759
3.63%, 03/15/24 (a)	150,000	160,881
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	161,961
		7,040,282
		109,904,032

Industrial 13.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	82,373
ArcelorMittal S.A.
6.25%, 02/25/22 (d)(e)	250,000	272,147
3.60%, 07/16/24	100,000	103,928
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	150,000	154,578
3.85%, 09/30/23	100,000	109,194
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	218,917
Celanese US Holdings LLC
5.88%, 06/15/21	100,000	104,614
3.50%, 05/08/24 (a)	100,000	105,552
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	261,200
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	300,000	327,556
Eastman Chemical Co.
3.50%, 12/01/21	150,000	155,466
Ecolab, Inc.
4.35%, 12/08/21	150,000	157,516
2.38%, 08/10/22 (a)	100,000	102,206
3.25%, 01/14/23 (a)	100,000	105,091
Fibria Overseas Finance Ltd
5.25%, 05/12/24	100,000	108,351
International Paper Co.
7.50%, 08/15/21	100,000	108,396
3.65%, 06/15/24 (a)	100,000	107,672
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	111,587

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
4.00%, 07/15/23	150,000	161,335
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	200,000	212,661
Newmont Corp.
3.63%, 06/09/21 (a)	100,000	102,525
3.70%, 03/15/23 (a)	200,000	212,318
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	106,920
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	207,634
Packaging Corp. of America
4.50%, 11/01/23 (a)	100,000	109,765
3.65%, 09/15/24 (a)	100,000	107,906
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	103,455
Praxair, Inc.
4.05%, 03/15/21	150,000	154,334
2.45%, 02/15/22 (a)	100,000	101,352
2.70%, 02/21/23 (a)	100,000	103,970
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	104,281
Sasol Financing USA LLC
5.88%, 03/27/24 (a)	200,000	211,997
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	103,692
The Dow Chemical Co.
3.00%, 11/15/22 (a)	150,000	155,976
3.15%, 05/15/24 (a)	100,000	106,057
3.50%, 10/01/24 (a)	200,000	215,077
The Mosaic Co.
3.75%, 11/15/21 (a)	100,000	102,554
3.25%, 11/15/22 (a)	250,000	259,664
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	113,000	115,728
3.13%, 06/01/24 (a)	100,000	106,043
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	110,083
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	105,573
		6,077,244
Capital Goods 1.3%
3M Co.
2.75%, 03/01/22 (a)	100,000	102,875
1.75%, 02/14/23 (a)	100,000	101,372
2.25%, 03/15/23 (a)	150,000	154,399
3.25%, 02/14/24 (a)	150,000	160,201
2.00%, 02/14/25 (a)	100,000	102,370
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	103,178
3.38%, 04/03/23 (a)	125,000	132,317
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	107,773
Carrier Global Corp.
1.92%, 02/15/23 (a)(f)	100,000	101,408
2.24%, 02/15/25 (a)(f)	250,000	255,202
Caterpillar Financial Services Corp.
2.65%, 05/17/21	200,000	203,424
1.70%, 08/09/21	100,000	100,513
3.15%, 09/07/21	250,000	257,007
1.93%, 10/01/21	100,000	100,782
2.95%, 02/26/22	100,000	103,276
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 06/06/22	100,000	102,242
2.55%, 11/29/22	125,000	128,982
3.45%, 05/15/23	150,000	160,121
2.85%, 05/17/24	100,000	105,453
3.30%, 06/09/24	100,000	107,396
2.15%, 11/08/24	200,000	206,030
3.25%, 12/01/24	100,000	107,645
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	106,853
CNH Industrial Capital LLC
4.88%, 04/01/21	100,000	103,376
4.38%, 04/05/22	100,000	105,743
4.20%, 01/15/24	50,000	54,165
CNH Industrial N.V.
4.50%, 08/15/23	100,000	108,792
Eaton Corp.
2.75%, 11/02/22	250,000	258,689
Embraer Overseas Ltd.
5.70%, 09/16/23 (f)	100,000	109,957
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	153,403
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	103,756
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	252,359
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	100,000	107,992
General Dynamics Corp.
3.00%, 05/11/21	100,000	102,097
2.25%, 11/15/22 (a)	200,000	204,870
3.38%, 05/15/23 (a)	300,000	318,879
General Electric Co.
4.65%, 10/17/21	150,000	156,886
3.15%, 09/07/22	100,000	103,584
2.70%, 10/09/22	350,000	357,710
3.10%, 01/09/23	150,000	155,620
3.38%, 03/11/24	100,000	105,996
3.45%, 05/15/24 (a)	200,000	212,323
Honeywell International, Inc.
4.25%, 03/01/21	100,000	102,810
1.85%, 11/01/21 (a)	100,000	101,077
2.15%, 08/08/22 (a)	100,000	102,181
3.35%, 12/01/23	150,000	161,470
2.30%, 08/15/24 (a)	150,000	155,959
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	100,000	108,279
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	218,406
John Deere Capital Corp.
2.80%, 03/04/21	100,000	101,558
2.88%, 03/12/21	150,000	152,075
3.13%, 09/10/21	200,000	205,681
3.20%, 01/10/22	100,000	103,421
2.70%, 01/06/23	250,000	259,684
2.80%, 03/06/23	150,000	156,301
3.45%, 06/07/23	250,000	266,820
3.65%, 10/12/23	100,000	108,149
2.60%, 03/07/24	150,000	156,736
2.65%, 06/24/24	100,000	104,932
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	107,915
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)(f)	100,000	107,126

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
3.35%, 09/15/21	119,000	122,956
Masco Corp.
5.95%, 03/15/22	100,000	108,661
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	212,266
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	250,000	257,654
3.25%, 08/01/23	150,000	159,481
2.93%, 01/15/25 (a)	200,000	212,222
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	104,447
3.30%, 11/21/24 (a)	50,000	53,799
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	103,326
Raytheon Co.
2.50%, 12/15/22 (a)	200,000	205,728
Republic Services, Inc.
3.55%, 06/01/22 (a)	200,000	208,265
2.50%, 08/15/24 (a)	250,000	257,952
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	360,363
3.20%, 03/15/24 (a)	100,000	106,760
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	200,000	204,697
2.35%, 09/15/24 (a)	100,000	103,022
Stanley Black & Decker, Inc.
2.90%, 11/01/22	100,000	104,061
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	109,159
The Boeing Co.
2.30%, 08/01/21	100,000	101,203
2.35%, 10/30/21	100,000	101,345
2.13%, 03/01/22 (a)	100,000	101,200
1.88%, 06/15/23 (a)	100,000	100,427
2.80%, 03/01/24 (a)	100,000	103,945
United Technologies Corp.
3.65%, 08/16/23 (a)	350,000	377,851
Wabtec Corp.
4.40%, 03/15/24 (a)(d)(e)	100,000	108,746
Waste Management, Inc.
4.60%, 03/01/21 (a)	100,000	102,091
2.40%, 05/15/23 (a)	100,000	103,254
2.95%, 06/15/24 (a)	100,000	105,639
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	101,176
Xylem, Inc.
4.88%, 10/01/21	100,000	105,402
		13,474,694
Communications 1.3%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	102,436
America Movil, S.A.B. de CV
3.13%, 07/16/22	250,000	259,210
American Tower Corp.
3.45%, 09/15/21	300,000	309,123
3.50%, 01/31/23	200,000	211,000
5.00%, 02/15/24	100,000	112,626
3.38%, 05/15/24 (a)	100,000	106,289
AT&T, Inc.
4.45%, 05/15/21	200,000	207,315
3.88%, 08/15/21	100,000	103,565
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 01/15/22	400,000	418,312
3.00%, 02/15/22	400,000	411,072
3.20%, 03/01/22 (a)	150,000	154,737
3.80%, 03/15/22	100,000	104,702
3.00%, 06/30/22 (a)	100,000	103,146
3.60%, 02/17/23 (a)	150,000	158,380
3.80%, 03/01/24 (a)	200,000	215,894
3.90%, 03/11/24 (a)	100,000	108,099
4.45%, 04/01/24 (a)	100,000	110,213
3.55%, 06/01/24 (a)	100,000	107,066
3.95%, 01/15/25 (a)	150,000	164,171
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	219,838
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	159,401
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	300,000	318,226
4.50%, 02/01/24 (a)	150,000	162,794
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	304,299
Comcast Corp.
1.63%, 01/15/22 (a)	300,000	301,933
2.75%, 03/01/23 (a)	150,000	156,178
3.00%, 02/01/24 (a)	150,000	158,536
3.60%, 03/01/24	100,000	108,035
3.70%, 04/15/24 (a)	350,000	380,278
3.38%, 02/15/25 (a)	150,000	162,228
Crown Castle International Corp.
2.25%, 09/01/21 (a)	100,000	100,943
4.88%, 04/15/22	14,000	14,932
5.25%, 01/15/23	250,000	274,322
3.15%, 07/15/23 (a)	50,000	52,072
3.20%, 09/01/24 (a)	100,000	105,869
Discovery Communications LLC
4.38%, 06/15/21	150,000	155,349
3.50%, 06/15/22 (a)	100,000	103,832
2.95%, 03/20/23 (a)	150,000	155,456
3.90%, 11/15/24 (a)	100,000	108,677
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	167,000	170,539
Fox Corp.
3.67%, 01/25/22 (f)	125,000	130,243
4.03%, 01/25/24 (a)(f)	100,000	108,563
Moody's Corp.
2.63%, 01/15/23 (a)	150,000	154,643
4.88%, 02/15/24 (a)	150,000	166,824
NBCUniversal Media LLC
4.38%, 04/01/21	150,000	154,582
2.88%, 01/15/23	150,000	156,600
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	200,000	208,851
3.65%, 11/01/24 (a)	100,000	107,680
Orange S.A.
4.13%, 09/14/21	100,000	104,411
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	130,812
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	163,688
The Interpublic Group of Cos., Inc.
3.75%, 10/01/21	100,000	103,041
4.20%, 04/15/24	150,000	163,904

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Walt Disney Co.
3.00%, 09/15/22	200,000	208,779
1.75%, 08/30/24 (a)	100,000	101,619
3.70%, 09/15/24 (a)	100,000	109,570
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	218,121
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	178,182
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	100,000	102,147
2.45%, 03/04/22	100,000	102,571
2.35%, 12/01/22	200,000	206,303
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	258,797
2.95%, 03/15/22	150,000	154,848
3.13%, 03/16/22	250,000	259,176
2.45%, 11/01/22 (a)	100,000	102,705
5.15%, 09/15/23	400,000	451,080
4.15%, 03/15/24 (a)	100,000	109,470
3.50%, 11/01/24 (a)	200,000	216,597
3.38%, 02/15/25	100,000	108,228
ViacomCBS, Inc.
4.50%, 03/01/21	228,000	234,511
2.50%, 02/15/23 (a)	100,000	102,829
4.25%, 09/01/23 (a)	150,000	162,200
3.88%, 04/01/24 (a)	100,000	107,948
3.70%, 08/15/24 (a)	100,000	107,721
Vodafone Group PLC
2.50%, 09/26/22	100,000	102,531
2.95%, 02/19/23	100,000	104,163
3.75%, 01/16/24	250,000	269,702
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	209,738
WPP Finance 2010
3.75%, 09/19/24	100,000	107,555
		13,392,026
Consumer Cyclical 2.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	100,000	109,601
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	308,010
3.60%, 11/28/24 (a)	200,000	214,944
Amazon.com, Inc.
3.30%, 12/05/21 (a)	150,000	154,551
2.40%, 02/22/23 (a)	250,000	257,477
2.80%, 08/22/24 (a)	250,000	263,796
3.80%, 12/05/24 (a)	100,000	110,734
American Honda Finance Corp.
1.65%, 07/12/21	100,000	100,525
1.70%, 09/09/21	100,000	100,573
2.60%, 11/16/22	350,000	361,854
1.95%, 05/10/23	150,000	152,606
3.55%, 01/12/24	150,000	161,189
2.40%, 06/27/24	200,000	206,954
2.15%, 09/10/24	100,000	102,329
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	108,482
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	105,182
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	261,950
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	161,784
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	103,526
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	252,659
2.75%, 05/18/24 (a)	100,000	105,925
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	159,270
4.75%, 02/15/23 (a)	50,000	54,078
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	104,894
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,233
DR Horton, Inc.
2.50%, 10/15/24 (a)	100,000	103,272
eBay, Inc.
2.88%, 08/01/21 (a)	100,000	101,643
3.80%, 03/09/22 (a)	100,000	104,099
2.75%, 01/30/23 (a)	150,000	154,215
3.45%, 08/01/24 (a)	150,000	159,235
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	109,120
Ford Motor Credit Co., LLC
3.34%, 03/18/21	250,000	252,364
5.88%, 08/02/21	400,000	417,936
3.81%, 10/12/21	400,000	407,360
5.60%, 01/07/22	250,000	263,067
3.22%, 01/09/22	200,000	201,524
4.25%, 09/20/22	200,000	205,666
3.09%, 01/09/23	200,000	200,715
4.14%, 02/15/23 (a)	200,000	206,130
3.10%, 05/04/23	200,000	199,770
3.81%, 01/09/24 (a)	200,000	202,864
5.58%, 03/18/24 (a)	200,000	214,995
4.06%, 11/01/24 (a)	200,000	203,001
General Motors Co.
4.88%, 10/02/23	100,000	108,834
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	150,000	152,378
3.55%, 04/09/21	150,000	152,475
3.20%, 07/06/21 (a)	200,000	203,252
4.38%, 09/25/21	100,000	103,675
4.20%, 11/06/21	250,000	258,414
3.45%, 01/14/22 (a)	250,000	256,370
3.45%, 04/10/22 (a)	150,000	153,955
3.15%, 06/30/22 (a)	100,000	102,157
3.55%, 07/08/22	100,000	103,571
3.25%, 01/05/23 (a)	250,000	257,291
3.70%, 05/09/23 (a)	100,000	104,193
4.25%, 05/15/23	200,000	212,039
4.15%, 06/19/23 (a)	100,000	105,598
5.10%, 01/17/24 (a)	150,000	163,978
3.95%, 04/13/24 (a)	250,000	263,640
3.50%, 11/07/24 (a)	100,000	103,818
4.00%, 01/15/25 (a)	100,000	105,995
2.90%, 02/26/25 (a)	150,000	151,849
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	109,680
3.35%, 09/01/24 (a)	100,000	104,292
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	105,209
IHS Markit Ltd.
3.63%, 05/01/24 (a)	100,000	106,780
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	200,000	207,747

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lowe's Cos., Inc.
3.75%, 04/15/21 (a)	100,000	102,147
3.12%, 04/15/22 (a)	150,000	154,478
3.88%, 09/15/23 (a)	100,000	108,041
Macy's Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	203,924
3.63%, 06/01/24 (a)	100,000	102,072
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	108,508
Marriott International, Inc.
2.88%, 03/01/21 (a)	150,000	151,852
2.30%, 01/15/22 (a)	200,000	202,378
3.60%, 04/15/24 (a)	100,000	107,046
Mastercard, Inc.
2.00%, 11/21/21 (a)	100,000	101,402
3.38%, 04/01/24	100,000	108,112
McDonald's Corp.
3.63%, 05/20/21	100,000	102,658
2.63%, 01/15/22	150,000	153,381
3.35%, 04/01/23 (a)	150,000	159,093
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	154,290
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	105,817
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	150,000	156,167
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	152,155
2.65%, 05/10/22	100,000	103,078
2.30%, 08/10/22	100,000	102,652
2.15%, 08/15/24	100,000	103,143
QVC, Inc.
4.38%, 03/15/23	100,000	103,681
4.85%, 04/01/24	100,000	104,805
4.45%, 02/15/25 (a)	100,000	101,883
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	100,000	107,751
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	215,559
Starbucks Corp.
3.10%, 03/01/23 (a)	100,000	104,698
3.85%, 10/01/23 (a)	100,000	107,835
Target Corp.
3.50%, 07/01/24	200,000	218,785
The Home Depot, Inc.
2.00%, 04/01/21 (a)	300,000	302,665
4.40%, 04/01/21 (a)	150,000	153,810
2.63%, 06/01/22 (a)	250,000	257,289
3.75%, 02/15/24 (a)	100,000	109,084
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	103,176
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	161,522
Toyota Motor Corp.
2.36%, 07/02/24	100,000	103,955
Toyota Motor Credit Corp.
1.90%, 04/08/21	72,000	72,501
2.95%, 04/13/21	250,000	254,534
3.40%, 09/15/21	150,000	154,730
2.60%, 01/11/22	150,000	153,763
3.30%, 01/12/22	500,000	516,767
2.15%, 09/08/22	150,000	153,081
2.63%, 01/10/23	300,000	311,784
3.45%, 09/20/23	150,000	160,962
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 04/17/24	100,000	105,635
1.80%, 02/13/25	100,000	101,367
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	204,452
2.80%, 12/14/22 (a)	250,000	259,717
Walgreen Co.
3.10%, 09/15/22	250,000	258,620
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	100,000	102,676
3.80%, 11/18/24 (a)	200,000	213,441
Walmart, Inc.
3.13%, 06/23/21	300,000	306,975
2.35%, 12/15/22 (a)	150,000	154,600
2.55%, 04/11/23 (a)	200,000	207,820
3.40%, 06/26/23 (a)	500,000	533,975
3.30%, 04/22/24 (a)	100,000	107,785
2.85%, 07/08/24 (a)	100,000	106,120
2.65%, 12/15/24 (a)	150,000	158,542
		21,132,031
Consumer Non-Cyclical 3.3%
Abbott Laboratories
3.40%, 11/30/23 (a)	250,000	267,299
AbbVie, Inc.
2.30%, 05/14/21 (a)	150,000	151,334
3.38%, 11/14/21	150,000	154,984
2.15%, 11/19/21 (f)	300,000	303,340
2.90%, 11/06/22	250,000	259,065
3.20%, 11/06/22 (a)	180,000	187,433
2.30%, 11/21/22 (f)	400,000	407,380
2.85%, 05/14/23 (a)	300,000	311,407
3.75%, 11/14/23 (a)	150,000	161,116
2.60%, 11/21/24 (a)(f)	400,000	414,026
Allergan Finance LLC
3.25%, 10/01/22 (a)	400,000	415,986
Allergan Funding SCS
3.45%, 03/15/22 (a)	100,000	103,624
3.85%, 06/15/24 (a)	100,000	107,720
Allergan, Inc.
2.80%, 03/15/23 (a)	100,000	102,630
Altria Group, Inc.
4.75%, 05/05/21	200,000	207,521
3.49%, 02/14/22	150,000	155,418
2.85%, 08/09/22	250,000	256,985
3.80%, 02/14/24 (a)	250,000	268,479
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	106,388
Amgen, Inc.
4.10%, 06/15/21 (a)	150,000	154,428
1.85%, 08/19/21 (a)	100,000	100,754
3.88%, 11/15/21 (a)	150,000	155,413
2.65%, 05/11/22 (a)	500,000	512,235
2.25%, 08/19/23 (a)	100,000	102,748
3.63%, 05/22/24 (a)	150,000	161,382
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	100,000	103,538
3.30%, 02/01/23 (a)	270,000	283,825
3.70%, 02/01/24	100,000	108,023
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	40,000	41,108
3.50%, 01/12/24 (a)	200,000	214,868
4.15%, 01/23/25 (a)	300,000	334,399
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	100,000	104,106

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
2.38%, 06/12/22 (a)	100,000	102,277
3.50%, 08/17/23 (a)	100,000	106,933
BAT Capital Corp.
2.76%, 08/15/22 (a)	250,000	256,462
3.22%, 08/15/24 (a)	300,000	315,285
2.79%, 09/06/24 (a)	150,000	155,381
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	103,353
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	256,551
2.89%, 06/06/22 (a)	150,000	154,501
3.36%, 06/06/24 (a)	250,000	266,120
3.73%, 12/15/24 (a)	100,000	108,523
Biogen, Inc.
3.63%, 09/15/22	150,000	158,149
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	213,890
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (f)	150,000	152,148
2.25%, 08/15/21 (f)	100,000	101,324
2.60%, 05/16/22 (f)	200,000	205,259
2.00%, 08/01/22	150,000	152,448
3.25%, 08/15/22 (f)	100,000	104,503
3.55%, 08/15/22 (f)	150,000	157,951
2.75%, 02/15/23 (a)(f)	100,000	103,896
4.00%, 08/15/23 (f)	100,000	108,688
3.63%, 05/15/24 (a)(f)	150,000	161,979
2.90%, 07/26/24 (a)(f)	350,000	368,625
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,065
4.35%, 03/15/24 (a)	100,000	108,268
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	158,748
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	204,702
3.08%, 06/15/24 (a)	150,000	156,226
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	153,124
Cigna Corp.
3.40%, 09/17/21	250,000	256,631
4.75%, 11/15/21 (f)	285,000	299,666
4.00%, 02/15/22 (a)(f)	97,000	100,971
3.00%, 07/15/23 (a)(f)	150,000	155,955
3.75%, 07/15/23 (a)	250,000	266,689
3.50%, 06/15/24 (a)(f)	97,000	103,535
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	102,776
2.10%, 05/01/23	100,000	103,062
3.25%, 03/15/24	100,000	107,854
CommonSpirit Health
2.95%, 11/01/22	100,000	102,948
2.76%, 10/01/24 (a)	150,000	156,255
Conagra Brands, Inc.
3.80%, 10/22/21	150,000	155,272
3.20%, 01/25/23 (a)	150,000	156,434
4.30%, 05/01/24 (a)	100,000	108,992
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	153,917
2.70%, 05/09/22 (a)	150,000	153,943
3.20%, 02/15/23 (a)	250,000	260,936
CVS Health Corp.
3.35%, 03/09/21	213,000	216,349
2.13%, 06/01/21 (a)	250,000	251,520
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 07/20/22 (a)	200,000	208,788
2.75%, 12/01/22 (a)	200,000	206,168
3.70%, 03/09/23 (a)	750,000	792,206
4.00%, 12/05/23 (a)	150,000	161,512
3.38%, 08/12/24 (a)	100,000	106,503
2.63%, 08/15/24 (a)	100,000	103,171
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	101,894
2.20%, 11/15/24 (a)	100,000	102,830
Diageo Capital PLC
2.63%, 04/29/23 (a)	150,000	155,461
Diageo Investment Corp.
2.88%, 05/11/22	150,000	155,029
8.00%, 09/15/22	100,000	116,388
Eli Lilly & Co.
2.35%, 05/15/22	100,000	102,305
General Mills, Inc.
3.20%, 04/16/21	100,000	102,045
3.70%, 10/17/23 (a)	250,000	269,182
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	200,000	209,166
1.95%, 03/01/22 (a)	250,000	253,220
3.25%, 09/01/22 (a)	200,000	208,654
3.70%, 04/01/24 (a)	200,000	214,738
3.50%, 02/01/25 (a)	200,000	217,425
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	153,430
2.85%, 05/08/22	200,000	206,895
2.88%, 06/01/22 (a)	100,000	103,258
3.00%, 06/01/24 (a)	100,000	106,640
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	313,666
3.38%, 05/15/23	200,000	211,772
Hasbro, Inc.
2.60%, 11/19/22	100,000	102,906
3.00%, 11/19/24 (a)	100,000	104,183
HCA, Inc.
4.75%, 05/01/23	200,000	217,678
5.00%, 03/15/24	200,000	222,577
Johnson & Johnson
3.55%, 05/15/21	150,000	154,252
2.25%, 03/03/22 (a)	200,000	203,781
2.05%, 03/01/23 (a)	250,000	255,922
Kellogg Co.
2.65%, 12/01/23	150,000	155,629
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	100,000	102,492
4.06%, 05/25/23 (a)	300,000	321,712
3.13%, 12/15/23 (a)	100,000	105,348
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	209,656
2.30%, 12/01/24 (a)	100,000	102,541
3.60%, 02/01/25 (a)	150,000	161,808
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	100,000	106,353
McCormick & Co., Inc./MD
2.70%, 08/15/22 (a)	100,000	102,836
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	154,877
3.80%, 03/15/24 (a)	200,000	214,826
Medtronic, Inc.
3.15%, 03/15/22	300,000	311,053
3.63%, 03/15/24 (a)	100,000	108,055

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merck & Co., Inc.
2.35%, 02/10/22	150,000	153,413
2.40%, 09/15/22 (a)	100,000	102,594
2.80%, 05/18/23	250,000	261,336
2.90%, 03/07/24 (a)	100,000	106,151
2.75%, 02/10/25 (a)	300,000	318,306
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	150,000	151,007
Mondelez International, Inc.
3.63%, 05/07/23 (a)	150,000	160,036
Mylan N.V.
3.15%, 06/15/21 (a)	200,000	203,537
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	107,977
Novartis Capital Corp.
2.40%, 09/21/22	250,000	257,374
3.40%, 05/06/24	250,000	270,841
1.75%, 02/14/25 (a)	150,000	152,701
PepsiCo, Inc.
2.00%, 04/15/21 (a)	400,000	403,242
3.00%, 08/25/21	150,000	154,332
1.70%, 10/06/21 (a)	161,000	162,307
2.75%, 03/01/23	150,000	156,880
3.60%, 03/01/24 (a)	150,000	162,643
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	200,000	213,203
Pfizer, Inc.
1.95%, 06/03/21	150,000	151,187
3.00%, 09/15/21	100,000	102,792
2.20%, 12/15/21	300,000	304,644
3.00%, 06/15/23	150,000	158,737
3.20%, 09/15/23 (a)	100,000	106,528
2.95%, 03/15/24 (a)	150,000	159,110
3.40%, 05/15/24	150,000	162,329
Philip Morris International, Inc.
2.90%, 11/15/21	150,000	153,591
2.38%, 08/17/22 (a)	150,000	153,366
2.50%, 11/02/22 (a)	150,000	154,072
2.13%, 05/10/23 (a)	300,000	305,782
2.88%, 05/01/24 (a)	100,000	105,134
3.25%, 11/10/24	100,000	107,317
Quest Diagnostics, Inc.
4.70%, 04/01/21	100,000	103,333
Reynolds American, Inc.
4.00%, 06/12/22	250,000	263,817
Sanofi
4.00%, 03/29/21	250,000	256,642
3.38%, 06/19/23 (a)	150,000	160,026
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	400,000	405,398
2.88%, 09/23/23 (a)	300,000	311,622
Stryker Corp.
2.63%, 03/15/21 (a)	200,000	201,833
Sysco Corp.
2.60%, 06/12/22	100,000	102,858
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	200,000	208,560
4.40%, 11/26/23 (a)	200,000	219,405
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	207,163
The Coca-Cola Co.
1.55%, 09/01/21	150,000	151,013
3.30%, 09/01/21	250,000	257,900
2.20%, 05/25/22	100,000	102,191
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 11/01/23	150,000	160,642
1.75%, 09/06/24	150,000	152,905
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	100,543
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	159,673
The JM Smucker Co.
3.00%, 03/15/22	200,000	206,391
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	257,916
4.00%, 02/01/24 (a)	100,000	108,688
The Procter & Gamble Co.
1.70%, 11/03/21	200,000	201,895
2.30%, 02/06/22	200,000	204,449
2.15%, 08/11/22	150,000	153,561
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	100,000	104,256
4.15%, 02/01/24 (a)	150,000	164,114
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	100,000	101,149
4.50%, 06/15/22 (a)	100,000	106,229
3.90%, 09/28/23 (a)	100,000	108,414
3.95%, 08/15/24 (a)	100,000	109,379
Unilever Capital Corp.
2.75%, 03/22/21	100,000	101,398
1.38%, 07/28/21	250,000	250,527
3.25%, 03/07/24 (a)	150,000	160,482
2.60%, 05/05/24 (a)	100,000	104,906
Whirlpool Corp.
4.85%, 06/15/21	100,000	104,259
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	103,077
3.70%, 03/19/23 (a)	100,000	106,100
Zoetis, Inc.
3.25%, 08/20/21	100,000	102,816
3.25%, 02/01/23 (a)	100,000	104,936
		35,044,812
Energy 1.8%
Apache Corp.
3.25%, 04/15/22 (a)	122,000	124,545
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	206,052
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	150,000	165,414
BP Capital Markets America, Inc.
4.74%, 03/11/21	250,000	257,650
2.11%, 09/16/21 (a)	150,000	151,938
3.25%, 05/06/22	150,000	156,403
2.75%, 05/10/23	250,000	258,892
3.22%, 11/28/23 (a)	100,000	105,842
3.79%, 02/06/24 (a)	200,000	216,227
3.22%, 04/14/24 (a)	100,000	106,578
BP Capital Markets PLC
3.06%, 03/17/22	400,000	414,146
3.25%, 05/06/22	100,000	104,041
3.81%, 02/10/24	150,000	162,685
3.54%, 11/04/24	100,000	109,215
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	258,585
3.80%, 04/15/24 (a)	100,000	107,165
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	150,000	154,411

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	229,050
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	151,310
2.50%, 03/03/22 (a)	250,000	256,337
2.36%, 12/05/22 (a)	150,000	153,857
2.57%, 05/16/23 (a)	150,000	155,309
3.19%, 06/24/23 (a)	250,000	264,060
2.90%, 03/03/24 (a)	150,000	158,123
Cimarex Energy Co.
4.38%, 06/01/24 (a)	100,000	106,569
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	107,920
Continental Resources, Inc.
5.00%, 09/15/22 (a)	103,000	102,617
4.50%, 04/15/23 (a)	150,000	156,077
3.80%, 06/01/24 (a)	150,000	152,367
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	200,000	202,984
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	103,150
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	102,621
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	256,917
3.50%, 06/10/24 (a)	100,000	106,904
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	200,000	206,018
5.20%, 02/01/22 (a)	250,000	263,700
3.60%, 02/01/23 (a)	200,000	207,685
5.88%, 01/15/24 (a)	150,000	168,455
4.90%, 02/01/24 (a)	100,000	109,125
4.50%, 04/15/24 (a)	100,000	108,494
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	106,932
4.50%, 11/01/23 (a)	100,000	108,397
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	419,074
3.90%, 02/15/24 (a)	100,000	108,231
3.75%, 02/15/25 (a)	150,000	163,021
4.88%, 08/16/77 (a)(b)	60,000	59,507
EOG Resources, Inc.
2.63%, 03/15/23 (a)	150,000	155,055
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	503,675
2.40%, 03/06/22 (a)	200,000	204,377
1.90%, 08/16/22	100,000	101,709
3.18%, 03/15/24 (a)	100,000	106,209
2.02%, 08/16/24 (a)	150,000	153,611
Halliburton Co.
3.25%, 11/15/21 (a)	100,000	102,716
3.50%, 08/01/23 (a)	150,000	158,656
Husky Energy, Inc.
4.00%, 04/15/24 (a)	100,000	107,365
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	202,599
5.00%, 10/01/21 (a)	100,000	104,482
3.50%, 09/01/23 (a)	100,000	105,395
4.30%, 05/01/24 (a)	100,000	108,859
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	416,168
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	102,090
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Petroleum Corp.
5.13%, 03/01/21	100,000	103,386
4.75%, 12/15/23 (a)	100,000	109,335
3.63%, 09/15/24 (a)	100,000	106,918
MPLX LP
3.50%, 12/01/22 (a)(f)	100,000	104,342
3.38%, 03/15/23 (a)	100,000	105,006
4.50%, 07/15/23 (a)	150,000	162,004
4.88%, 12/01/24 (a)	200,000	221,961
National Fuel Gas Co.
4.90%, 12/01/21 (a)	150,000	157,190
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	29,000	29,623
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,334
5.63%, 07/01/24	150,000	163,498
Noble Energy, Inc.
3.90%, 11/15/24 (a)	100,000	106,945
Occidental Petroleum Corp.
4.85%, 03/15/21 (a)	100,000	102,947
2.60%, 08/13/21	150,000	151,073
3.13%, 02/15/22 (a)	200,000	204,324
2.70%, 08/15/22	250,000	253,902
2.70%, 02/15/23 (a)	100,000	101,366
6.95%, 07/01/24	100,000	117,792
2.90%, 08/15/24 (a)	350,000	355,374
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	103,560
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	176,305
2.75%, 09/01/24 (a)	100,000	102,729
Phillips 66
4.30%, 04/01/22	250,000	263,775
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	101,923
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	100,000	105,121
Plains All American Pipeline LP / PAA Finance Corp.
3.65%, 06/01/22 (a)	100,000	103,091
3.85%, 10/15/23 (a)	100,000	105,102
3.60%, 11/01/24 (a)	100,000	104,221
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	150,000	161,718
5.63%, 04/15/23 (a)	100,000	110,463
5.75%, 05/15/24 (a)	300,000	338,149
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	267,410
Shell International Finance BV
1.88%, 05/10/21	150,000	150,756
1.75%, 09/12/21	200,000	200,965
2.38%, 08/21/22	150,000	154,144
2.25%, 01/06/23	150,000	153,778
3.40%, 08/12/23	141,000	150,516
3.50%, 11/13/23 (a)	150,000	160,048
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	111,221
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	150,000	162,134
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	100,000	106,928
The Williams Cos., Inc
3.35%, 08/15/22 (a)	100,000	103,751

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Williams Cos., Inc.
7.88%, 09/01/21	100,000	109,434
3.60%, 03/15/22 (a)	150,000	155,370
3.70%, 01/15/23 (a)	100,000	105,109
4.50%, 11/15/23 (a)	150,000	163,975
4.30%, 03/04/24 (a)	300,000	326,034
4.55%, 06/24/24 (a)	100,000	109,723
Total Capital Canada Ltd.
2.75%, 07/15/23	100,000	104,584
Total Capital International S.A.
2.75%, 06/19/21	250,000	254,001
2.22%, 07/12/21 (a)	150,000	151,858
2.70%, 01/25/23	100,000	103,506
3.70%, 01/15/24	150,000	162,760
3.75%, 04/10/24	150,000	163,294
2.43%, 01/10/25 (a)	150,000	155,931
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	307,159
Western Midstream Operating LP
4.00%, 07/01/22 (a)	100,000	102,729
3.10%, 02/01/25 (a)	150,000	149,899
		19,374,060
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	153,972
Fluor Corp.
3.50%, 12/15/24 (a)	75,000	72,450
		226,422
Technology 2.3%
Adobe, Inc.
1.70%, 02/01/23	100,000	101,567
3.25%, 02/01/25 (a)	100,000	108,112
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	75,000	79,898
Alphabet, Inc.
3.38%, 02/25/24	100,000	108,210
Altera Corp.
4.10%, 11/15/23	150,000	164,611
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	105,630
Analog Devices, Inc.
3.13%, 12/05/23 (a)	100,000	105,681
Apple, Inc.
2.85%, 05/06/21	300,000	305,601
1.55%, 08/04/21 (a)	325,000	326,467
2.50%, 02/09/22 (a)	250,000	256,297
2.30%, 05/11/22 (a)	150,000	153,304
2.70%, 05/13/22	100,000	103,034
1.70%, 09/11/22	251,000	254,435
2.10%, 09/12/22 (a)	100,000	102,139
2.40%, 01/13/23 (a)	100,000	103,265
2.85%, 02/23/23 (a)	100,000	104,469
2.40%, 05/03/23	800,000	826,860
3.00%, 02/09/24 (a)	300,000	318,087
3.45%, 05/06/24	250,000	271,017
2.85%, 05/11/24 (a)	200,000	211,403
1.80%, 09/11/24 (a)	100,000	101,981
2.75%, 01/13/25 (a)	200,000	211,723
2.50%, 02/09/25	100,000	104,962
Applied Materials, Inc.
4.30%, 06/15/21	150,000	155,899
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	106,751
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	104,968
Avnet, Inc.
4.88%, 12/01/22	100,000	107,924
Baidu, Inc.
3.50%, 11/28/22	350,000	366,191
4.38%, 05/14/24 (a)	200,000	219,045
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	500,000	510,460
2.65%, 01/15/23 (a)	150,000	153,226
3.63%, 01/15/24 (a)	250,000	262,585
3.13%, 01/15/25 (a)	200,000	206,821
Broadcom, Inc.
3.13%, 04/15/21 (f)	100,000	101,706
3.13%, 10/15/22 (f)	200,000	206,806
3.63%, 10/15/24 (a)(f)	250,000	263,290
CA, Inc.
3.60%, 08/15/22 (a)	75,000	77,303
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	261,000	263,294
2.60%, 02/28/23	150,000	155,868
2.20%, 09/20/23 (a)	100,000	102,815
3.63%, 03/04/24	150,000	163,286
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(f)	600,000	619,314
5.45%, 06/15/23 (a)(f)	450,000	495,907
4.00%, 07/15/24 (a)(f)	100,000	107,532
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,156
Equifax, Inc.
3.30%, 12/15/22 (a)	200,000	209,075
2.60%, 12/01/24 (a)	100,000	103,617
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	205,606
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	100,000	105,568
Fiserv, Inc.
3.80%, 10/01/23 (a)	200,000	213,987
2.75%, 07/01/24 (a)	250,000	260,447
Flex Ltd.
5.00%, 02/15/23	100,000	108,663
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(d)(e)	100,000	103,904
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	159,122
4.00%, 06/01/23 (a)	100,000	107,084
2.65%, 02/15/25 (a)	100,000	103,604
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	150,000	154,465
4.40%, 10/15/22 (a)	250,000	266,617
HP, Inc.
4.38%, 09/15/21	250,000	259,619
IBM Credit LLC
3.60%, 11/30/21	150,000	156,208
3.00%, 02/06/23	100,000	104,611
Intel Corp.
1.70%, 05/19/21 (a)	300,000	301,900
3.30%, 10/01/21	100,000	103,233
2.35%, 05/11/22 (a)	100,000	102,342
2.70%, 12/15/22	200,000	207,874
2.88%, 05/11/24 (a)	150,000	158,802

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Business Machines Corp.
2.25%, 02/19/21	150,000	151,179
2.80%, 05/13/21	150,000	152,716
2.50%, 01/27/22	150,000	153,535
2.85%, 05/13/22	250,000	258,332
1.88%, 08/01/22	150,000	152,207
2.88%, 11/09/22	150,000	156,287
3.38%, 08/01/23	100,000	106,662
3.63%, 02/12/24	200,000	215,931
3.00%, 05/15/24	400,000	424,480
Jabil, Inc.
4.70%, 09/15/22	100,000	107,502
Juniper Networks, Inc.
4.50%, 03/15/24	100,000	109,928
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	111,377
KLA Corp.
4.13%, 11/01/21 (a)	100,000	104,207
4.65%, 11/01/24 (a)	150,000	168,640
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	101,744
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	150,000	160,931
Microchip Technology, Inc.
3.92%, 06/01/21	100,000	102,656
4.33%, 06/01/23 (a)	100,000	106,843
Micron Technology, Inc.
4.64%, 02/06/24 (a)	50,000	54,616
Microsoft Corp.
1.55%, 08/08/21 (a)	500,000	502,590
2.40%, 02/06/22 (a)	150,000	153,756
2.38%, 02/12/22 (a)	150,000	153,640
2.65%, 11/03/22 (a)	150,000	155,344
2.38%, 05/01/23 (a)	150,000	155,171
2.00%, 08/08/23 (a)	250,000	256,177
3.63%, 12/15/23 (a)	200,000	216,455
2.88%, 02/06/24 (a)	250,000	263,976
2.70%, 02/12/25 (a)	300,000	318,379
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,705
4.00%, 09/01/24	100,000	108,465
NetApp, Inc.
3.38%, 06/15/21 (a)	100,000	102,015
NVIDIA Corp.
2.20%, 09/16/21 (a)	250,000	253,159
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(f)	100,000	110,376
Oracle Corp.
2.80%, 07/08/21	250,000	255,461
1.90%, 09/15/21 (a)	550,000	554,460
2.50%, 05/15/22 (a)	300,000	306,382
2.50%, 10/15/22	400,000	411,578
2.63%, 02/15/23 (a)	150,000	155,304
3.63%, 07/15/23	150,000	161,275
2.40%, 09/15/23 (a)	300,000	311,034
3.40%, 07/08/24 (a)	250,000	269,514
2.95%, 11/15/24 (a)	150,000	159,594
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	152,983
2.40%, 10/01/24 (a)	150,000	154,348
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	206,950
2.60%, 01/30/23 (a)	250,000	258,309
2.90%, 05/20/24 (a)	200,000	210,613
Security Rate, Maturity Date	Face Amount ($)	Value ($)
salesforce.com, Inc.
3.25%, 04/11/23 (a)	100,000	105,464
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	102,689
4.75%, 06/01/23	100,000	105,487
4.88%, 03/01/24 (a)	100,000	105,793
4.75%, 01/01/25	75,000	78,828
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	253,337
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	106,363
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	106,976
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	106,445
VMware, Inc.
2.95%, 08/21/22 (a)	200,000	206,252
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	157,383
		23,625,051
Transportation 0.4%
American Airlines 2013-2 Class A Pass-Through Trust
4.95%, 01/15/23	94,363	99,654
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	415,394
3.85%, 09/01/23 (a)	100,000	107,958
3.75%, 04/01/24 (a)	100,000	108,608
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	108,079
2.90%, 02/01/25 (a)	100,000	106,235
CSX Corp.
3.70%, 11/01/23 (a)	150,000	162,022
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	105,629
Delta Air Lines, Inc.
3.40%, 04/19/21	150,000	152,824
3.63%, 03/15/22 (a)	150,000	154,330
3.80%, 04/19/23 (a)	100,000	105,235
2.90%, 10/28/24 (a)	100,000	101,954
FedEx Corp.
3.40%, 01/14/22	150,000	155,358
4.00%, 01/15/24	100,000	108,896
3.20%, 02/01/25	100,000	106,406
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	257,622
3.85%, 01/15/24 (a)	100,000	108,489
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	367,115
3.75%, 06/09/23 (a)	150,000	159,853
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	51,425
Union Pacific Corp.
3.20%, 06/08/21	100,000	101,924
4.16%, 07/15/22 (a)	150,000	158,746
3.50%, 06/08/23 (a)	250,000	266,310
3.65%, 02/15/24 (a)	100,000	107,882
3.15%, 03/01/24 (a)	100,000	106,231

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	102,353
2.45%, 10/01/22	300,000	307,870
2.50%, 04/01/23 (a)	250,000	259,085
		4,453,487
		136,799,827

Utility 1.1%
Electric 1.0%
Alabama Power Co.
3.55%, 12/01/23	150,000	161,824
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	103,110
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	102,655
Avangrid, Inc.
3.15%, 12/01/24 (a)	100,000	106,784
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	260,070
3.50%, 02/01/25 (a)	100,000	108,395
CenterPoint Energy, Inc.
3.60%, 11/01/21	100,000	103,572
2.50%, 09/01/22 (a)	150,000	153,553
2.50%, 09/01/24 (a)	100,000	103,323
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	106,245
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	102,725
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	100,836
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	106,742
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	150,000	151,221
3.07%, 08/15/24	100,000	105,613
5.75%, 10/01/54 (a)(b)	22,000	23,778
DTE Energy Co.
3.30%, 06/15/22 (a)	100,000	103,726
3.70%, 08/01/23 (a)	100,000	106,619
3.50%, 06/01/24 (a)	100,000	106,955
2.53%, 10/01/24	100,000	103,591
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	329,378
3.05%, 08/15/22 (a)	300,000	310,987
3.75%, 04/15/24 (a)	200,000	216,048
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	204,713
Edison International
2.40%, 09/15/22 (a)	100,000	101,518
3.55%, 11/15/24 (a)	100,000	106,080
Emera US Finance LP
2.70%, 06/15/21 (a)	100,000	101,631
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,925
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	108,788
Entergy Corp.
4.00%, 07/15/22 (a)	150,000	157,513
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	117,307
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Evergy, Inc.
2.45%, 09/15/24 (a)	100,000	103,204
Eversource Energy
2.75%, 03/15/22 (a)	150,000	154,082
2.80%, 05/01/23 (a)	200,000	207,408
2.90%, 10/01/24 (a)	100,000	105,304
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	518,682
FirstEnergy Corp.
2.85%, 07/15/22 (a)	100,000	103,101
4.25%, 03/15/23 (a)	100,000	107,288
Georgia Power Co.
2.85%, 05/15/22	100,000	103,303
2.10%, 07/30/23	100,000	101,835
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	100,000	105,997
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	107,399
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	108,209
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	150,000	152,287
2.40%, 04/25/22 (a)	50,000	51,204
3.40%, 11/15/23 (a)	150,000	158,859
2.95%, 02/07/24 (a)	150,000	158,887
2.85%, 01/27/25 (a)	100,000	106,433
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	300,000	309,339
2.40%, 09/01/21	150,000	152,379
2.90%, 04/01/22	100,000	102,991
1.95%, 09/01/22	100,000	101,356
3.15%, 04/01/24 (a)	145,000	154,632
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	155,118
Ohio Power Co.
5.38%, 10/01/21	150,000	159,760
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	105,322
PNM Resources, Inc.
3.25%, 03/09/21	50,000	50,753
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	107,708
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	263,597
3.95%, 03/15/24 (a)	100,000	108,041
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	159,620
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	257,125
2.88%, 06/15/24 (a)	100,000	105,194
Puget Energy, Inc.
6.00%, 09/01/21	150,000	160,164
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	102,169
3.60%, 09/01/23 (a)	150,000	160,027
Southern California Edison Co.
2.90%, 03/01/21	100,000	101,423
3.50%, 10/01/23 (a)	150,000	159,751
The Southern Co.
2.35%, 07/01/21 (a)	100,000	100,916
2.95%, 07/01/23 (a)	200,000	208,485
5.50%, 03/15/57 (a)(b)	75,000	78,335

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	102,312
2.75%, 03/15/23 (a)	150,000	155,581
3.45%, 02/15/24 (a)	200,000	214,177
WEC Energy Group, Inc.
3.10%, 03/08/22	250,000	257,325
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	100,787
		10,829,094
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	150,000	158,368
NiSource, Inc.
2.65%, 11/17/22 (a)	100,000	102,656
Sempra Energy
2.90%, 02/01/23 (a)	150,000	156,210
4.05%, 12/01/23 (a)	100,000	107,927
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	103,212
		628,373
		11,457,467
Total Corporates
(Cost $250,263,173)		258,161,326

Treasuries 65.0% of net assets
Bonds
8.13%, 05/15/21	825,000	895,576
8.13%, 08/15/21	30,000	33,114
8.00%, 11/15/21	105,000	117,547
7.25%, 08/15/22	400,000	461,891
7.63%, 11/15/22	226,000	266,848
7.13%, 02/15/23	500,000	591,523
6.25%, 08/15/23	700,000	827,832
7.50%, 11/15/24	600,000	781,992
Notes
2.38%, 03/15/21	3,570,000	3,617,763
1.25%, 03/31/21	6,135,300	6,148,841
2.25%, 03/31/21	12,237,100	12,393,649
2.38%, 04/15/21	9,000,000	9,133,418
1.38%, 04/30/21	5,350,500	5,370,042
2.25%, 04/30/21	7,450,000	7,554,766
2.63%, 05/15/21	3,450,000	3,516,372
3.13%, 05/15/21	3,105,000	3,183,231
1.38%, 05/31/21	3,972,900	3,990,902
2.00%, 05/31/21	1,510,000	1,528,403
2.13%, 05/31/21	8,600,000	8,718,586
2.63%, 06/15/21	3,950,000	4,031,932
1.13%, 06/30/21	3,422,900	3,428,850
1.63%, 06/30/21	3,750,000	3,781,348
2.13%, 06/30/21	805,000	817,106
2.63%, 07/15/21	3,800,000	3,884,535
1.13%, 07/31/21	2,548,400	2,553,726
1.75%, 07/31/21	3,200,000	3,234,750
2.25%, 07/31/21	1,737,600	1,768,789
2.13%, 08/15/21	5,696,800	5,792,600
2.75%, 08/15/21	4,820,000	4,944,171
1.13%, 08/31/21	3,739,500	3,748,484
1.50%, 08/31/21	4,000,000	4,031,797
2.00%, 08/31/21	3,580,000	3,635,308
2.75%, 09/15/21	4,400,000	4,519,969
1.13%, 09/30/21	2,453,400	2,460,396
1.50%, 09/30/21	600,000	605,203
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 09/30/21	2,030,000	2,067,468
2.88%, 10/15/21	3,500,000	3,608,623
1.25%, 10/31/21	2,996,400	3,012,084
1.50%, 10/31/21	4,200,000	4,239,129
2.00%, 10/31/21	2,665,500	2,712,042
2.00%, 11/15/21	3,725,200	3,792,719
2.88%, 11/15/21	3,500,000	3,614,365
1.50%, 11/30/21	5,700,000	5,757,334
1.75%, 11/30/21	4,310,900	4,372,953
1.88%, 11/30/21	3,329,300	3,384,637
2.63%, 12/15/21	15,950,000	16,429,123
1.63%, 12/31/21	4,500,000	4,558,184
2.00%, 12/31/21	5,374,600	5,479,888
2.13%, 12/31/21	2,980,300	3,045,669
2.50%, 01/15/22	6,500,000	6,690,937
1.38%, 01/31/22	100,000	100,916
1.50%, 01/31/22	5,025,300	5,082,325
1.88%, 01/31/22	3,544,300	3,609,648
2.00%, 02/15/22	3,015,300	3,079,964
2.50%, 02/15/22	4,800,000	4,948,313
1.13%, 02/28/22	2,200,000	2,210,817
1.75%, 02/28/22	1,943,800	1,976,678
1.88%, 02/28/22	3,269,800	3,332,641
2.38%, 03/15/22	7,100,000	7,313,277
1.75%, 03/31/22	1,910,000	1,944,022
1.88%, 03/31/22	4,055,000	4,137,050
2.25%, 04/15/22	6,300,000	6,479,156
1.75%, 04/30/22	1,950,000	1,986,105
1.88%, 04/30/22	3,970,000	4,053,742
1.75%, 05/15/22	2,500,000	2,548,047
2.13%, 05/15/22	9,100,000	9,345,629
1.75%, 05/31/22	3,900,000	3,975,105
1.88%, 05/31/22	3,800,000	3,883,867
1.75%, 06/15/22	8,200,000	8,363,359
1.75%, 06/30/22	4,200,000	4,284,328
2.13%, 06/30/22	3,800,000	3,909,250
1.75%, 07/15/22	10,100,000	10,305,551
1.88%, 07/31/22	5,200,000	5,323,906
2.00%, 07/31/22	4,300,000	4,415,395
1.50%, 08/15/22	4,350,000	4,416,439
1.63%, 08/15/22	2,700,000	2,749,676
1.63%, 08/31/22	4,750,000	4,837,764
1.88%, 08/31/22	3,400,000	3,483,805
1.50%, 09/15/22	4,600,000	4,672,594
1.75%, 09/30/22	3,450,000	3,527,221
1.88%, 09/30/22	3,400,000	3,487,258
1.38%, 10/15/22	4,500,000	4,558,184
1.88%, 10/31/22	3,700,000	3,796,980
2.00%, 10/31/22	3,700,000	3,809,266
1.63%, 11/15/22	9,300,000	9,484,910
2.00%, 11/30/22	7,850,000	8,088,873
1.63%, 12/15/22	4,800,000	4,899,000
2.13%, 12/31/22	7,600,000	7,865,109
1.50%, 01/15/23	5,000,000	5,088,281
1.75%, 01/31/23	3,205,000	3,285,626
2.38%, 01/31/23	3,425,000	3,572,302
1.38%, 02/15/23	2,400,000	2,435,344
2.00%, 02/15/23	4,400,000	4,545,234
1.50%, 02/28/23	4,350,000	4,430,713
2.63%, 02/28/23	4,150,000	4,364,309
1.50%, 03/31/23	1,000,000	1,019,063
2.50%, 03/31/23	7,235,000	7,591,946
1.63%, 04/30/23	2,700,000	2,762,859
2.75%, 04/30/23	3,800,000	4,021,320
1.75%, 05/15/23	5,470,000	5,619,570
1.63%, 05/31/23	3,850,000	3,941,588
2.75%, 05/31/23	3,100,000	3,284,789
1.38%, 06/30/23	1,800,000	1,829,039

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 06/30/23	10,800,000	11,416,781
1.25%, 07/31/23	1,000,000	1,012,344
2.75%, 07/31/23	11,400,000	12,112,945
2.50%, 08/15/23	2,000,000	2,109,688
1.38%, 08/31/23	1,400,000	1,423,461
2.75%, 08/31/23	3,300,000	3,510,891
1.38%, 09/30/23	2,800,000	2,848,016
2.88%, 09/30/23	5,200,000	5,562,984
1.63%, 10/31/23	3,300,000	3,387,656
2.88%, 10/31/23	4,850,000	5,195,184
2.75%, 11/15/23	4,650,000	4,964,420
2.88%, 11/30/23	9,000,000	9,653,906
2.63%, 12/31/23	16,800,000	17,890,031
2.50%, 01/31/24	15,750,000	16,717,148
2.13%, 02/29/24	1,200,000	1,257,469
2.38%, 02/29/24	3,800,000	4,019,242
2.13%, 03/31/24	8,750,000	9,177,930
2.25%, 04/30/24	7,950,000	8,385,076
2.50%, 05/15/24	1,600,000	1,705,000
2.00%, 05/31/24	12,550,000	13,118,672
1.75%, 06/30/24	8,600,000	8,906,039
2.00%, 06/30/24	900,000	941,730
1.75%, 07/31/24	5,200,000	5,388,703
2.13%, 07/31/24	16,800,000	17,682,000
2.38%, 08/15/24	800,000	851,063
1.25%, 08/31/24	3,200,000	3,247,625
1.88%, 08/31/24	3,000,000	3,126,445
1.50%, 09/30/24	4,700,000	4,823,559
2.13%, 09/30/24	3,000,000	3,162,422
1.50%, 10/31/24	5,050,000	5,184,732
2.25%, 10/31/24	3,000,000	3,182,109
2.25%, 11/15/24	8,200,000	8,701,289
1.50%, 11/30/24	6,000,000	6,163,828
2.13%, 11/30/24	5,600,000	5,913,031
1.75%, 12/31/24	5,000,000	5,196,680
2.25%, 12/31/24	3,500,000	3,719,707
1.38%, 01/31/25	5,750,000	5,877,129
2.50%, 01/31/25	3,500,000	3,765,371
2.00%, 02/15/25	10,200,000	10,730,320
1.13%, 02/28/25	4,000,000	4,041,876
2.75%, 02/28/25	5,000,000	5,444,141
Total Treasuries
(Cost $661,652,800)		680,733,211

Government Related 9.3% of net assets

Agency 4.7%
Foreign 2.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	256,859
2.63%, 01/31/22	200,000	206,086
1.63%, 09/17/22	200,000	203,221
2.88%, 03/13/23	350,000	369,717
1.50%, 02/12/25	200,000	204,478
		1,240,361
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250,000	258,800
Canada 0.2%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	450,000	494,487
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Export Development Canada
2.00%, 05/17/22	150,000	153,367
1.75%, 07/18/22	400,000	407,586
2.50%, 01/24/23	150,000	156,673
1.38%, 02/24/23	250,000	253,369
2.75%, 03/15/23	150,000	158,107
2.63%, 02/21/24	250,000	266,041
		1,889,630
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	252,873
2.45%, 10/20/21	100,000	101,223
		354,096
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	300,000	333,051
Germany 1.1%
FMS Wertmanagement
1.38%, 06/08/21 (g)	200,000	200,882
2.00%, 08/01/22 (g)	200,000	205,042
2.75%, 03/06/23 (g)	250,000	263,341
2.75%, 01/30/24 (g)	250,000	267,085
Kreditanstalt Fuer Wiederaufbau
1.63%, 03/15/21 (g)	650,000	653,419
2.38%, 03/24/21 (g)	500,000	506,677
2.63%, 04/12/21 (g)	600,000	610,467
1.50%, 06/15/21 (g)	600,000	603,789
2.38%, 08/25/21 (g)	39,000	39,793
1.75%, 09/15/21 (g)	150,000	151,745
2.00%, 11/30/21 (g)	200,000	203,588
3.13%, 12/15/21 (g)	400,000	415,194
2.63%, 01/25/22 (g)	305,000	314,484
2.50%, 02/15/22 (g)	400,000	411,864
2.13%, 03/07/22 (g)	300,000	306,911
2.13%, 06/15/22 (g)	900,000	923,647
1.75%, 08/22/22 (g)	500,000	509,702
2.00%, 09/29/22 (g)	300,000	308,090
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (g)	400,000	410,886
Kreditanstalt Fuer Wiederaufbau
2.38%, 12/29/22 (g)	500,000	519,915
2.13%, 01/17/23 (g)	750,000	774,930
1.63%, 02/15/23 (g)	650,000	662,555
2.63%, 02/28/24 (g)	450,000	479,140
1.38%, 08/05/24 (g)	350,000	355,593
2.50%, 11/20/24 (g)	600,000	641,436
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (g)	100,000	101,134
2.00%, 12/06/21 (g)	200,000	203,521
3.13%, 11/14/23 (g)	200,000	215,747
2.00%, 01/13/25 (g)	250,000	261,654
		11,522,231
Japan 0.3%
Japan Bank for International Cooperation
1.88%, 04/20/21	200,000	201,574
1.50%, 07/21/21	600,000	602,886
2.50%, 06/01/22	200,000	206,015
2.38%, 11/16/22	300,000	309,766
1.75%, 01/23/23	300,000	305,468
3.38%, 07/31/23	200,000	214,775
3.38%, 10/31/23	200,000	215,837

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/23/24	450,000	474,228
1.75%, 10/17/24	200,000	204,627
2.13%, 02/10/25	200,000	208,287
		2,943,463
Mexico 0.1%
Petroleos Mexicanos
4.88%, 01/24/22	150,000	154,956
5.38%, 03/13/22	150,000	156,174
3.50%, 01/30/23	150,000	149,823
4.63%, 09/21/23	100,000	103,644
4.88%, 01/18/24	150,000	156,625
4.25%, 01/15/25	100,000	100,517
		821,739
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	200,000	207,046
2.45%, 01/17/23	150,000	154,581
2.65%, 01/15/24	43,000	45,002
3.70%, 03/01/24	200,000	217,251
3.25%, 11/10/24	100,000	107,906
		731,786
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	17,248
4.38%, 09/15/21	250,000	261,805
2.75%, 01/25/22	400,000	411,014
2.38%, 06/25/24	200,000	208,403
2.88%, 01/21/25	200,000	213,733
The Korea Development Bank
3.00%, 03/19/22	200,000	206,987
3.00%, 09/14/22	200,000	208,646
2.75%, 03/19/23	200,000	208,507
3.75%, 01/22/24	200,000	217,968
		1,954,311
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 04/09/21	200,000	202,709
1.63%, 09/12/21	200,000	201,755
3.13%, 11/08/21	250,000	258,679
2.38%, 03/09/22	300,000	308,170
1.63%, 11/14/22	200,000	203,355
2.88%, 03/14/23	250,000	264,096
		1,438,764
		23,488,232
U.S. 2.5%
Fannie Mae
2.50%, 04/13/21	450,000	457,632
1.25%, 08/17/21	28,000	28,117
1.38%, 10/07/21	400,000	402,696
2.63%, 01/11/22	2,050,000	2,113,591
1.88%, 04/05/22	500,000	509,750
2.25%, 04/12/22	1,500,000	1,541,587
2.38%, 01/19/23	1,250,000	1,301,869
2.88%, 09/12/23	800,000	854,288
1.63%, 01/07/25	500,000	514,235
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	500,000	507,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Home Loan Bank
1.75%, 03/12/21	110,000	110,787
1.88%, 07/07/21	1,500,000	1,518,075
1.13%, 07/14/21	2,950,000	2,957,508
2.38%, 09/10/21	250,000	255,368
3.00%, 10/12/21	1,900,000	1,962,329
1.88%, 11/29/21	1,000,000	1,016,200
1.63%, 12/20/21	500,000	505,780
2.50%, 02/13/24	1,800,000	1,905,813
1.50%, 08/15/24	200,000	204,752
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	200,000	204,543
Federal National Mortgage Association
2.75%, 06/22/21	1,300,000	1,329,770
1.75%, 07/02/24	500,000	516,482
Freddie Mac
1.13%, 08/12/21	2,200,000	2,205,654
2.38%, 01/13/22	528,000	541,704
2.75%, 06/19/23	2,100,000	2,224,656
		25,690,781
		49,179,013

Local Authority 0.7%
Foreign 0.7%
Canada 0.7%
Hydro-Quebec
8.40%, 01/15/22	100,000	113,303
Province of Alberta
2.20%, 07/26/22	200,000	205,428
3.35%, 11/01/23	323,000	349,323
2.95%, 01/23/24	150,000	160,386
1.88%, 11/13/24	350,000	361,615
Province of British Columbia
2.00%, 10/23/22	250,000	256,671
1.75%, 09/27/24	150,000	154,792
Province of Manitoba
2.13%, 05/04/22	100,000	102,220
2.10%, 09/06/22	100,000	102,594
2.60%, 04/16/24	250,000	264,984
3.05%, 05/14/24	100,000	107,876
Province of Ontario
2.50%, 09/10/21	250,000	255,417
2.40%, 02/08/22	350,000	359,105
2.55%, 04/25/22	250,000	257,961
2.25%, 05/18/22	250,000	256,582
2.20%, 10/03/22	250,000	257,444
1.75%, 01/24/23	400,000	408,168
3.40%, 10/17/23	400,000	433,208
3.05%, 01/29/24	450,000	483,736
Province of Quebec
2.75%, 08/25/21	400,000	409,994
2.38%, 01/31/22	400,000	409,966
2.63%, 02/13/23	250,000	261,789
2.50%, 04/09/24	250,000	264,547
2.88%, 10/16/24	200,000	216,079
1.50%, 02/11/25	350,000	356,918
		6,810,106
U.S. 0.0%
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	109,091	115,191

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Board of Administration Finance Corp.
RB Series 2016A
2.64%, 07/01/21	250,000	255,470
State of California
GO Bonds
5.70%, 11/01/21	85,000	91,034
		461,695
		7,271,801

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	309,426
2.00%, 11/15/22	300,000	308,676
1.63%, 01/22/25	400,000	412,578
		1,030,680
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	151,714
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	206,597
2.63%, 03/15/23 (a)	200,000	202,727
4.00%, 02/26/24 (a)	400,000	424,716
		834,040
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	258,000	270,648
5.38%, 02/21/23	250,000	274,906
5.75%, 11/22/23	210,000	239,014
5.38%, 03/25/24	200,000	227,548
		1,012,116
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	205,173
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	263,909
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	400,000	468,204
2.38%, 10/17/24	300,000	303,196
		771,400
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	400,000	415,048
4.00%, 10/02/23	400,000	427,244
3.60%, 01/30/25	250,000	266,801
		1,109,093
Panama 0.0%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	216,693
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	435,460
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	250,000	260,234
5.00%, 03/23/22	400,000	427,736
3.00%, 03/17/23	250,000	260,762
4.00%, 01/22/24	250,000	273,064
		1,221,796
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	217,784
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	200,000	218,489
		7,688,347

Supranational* 3.2%
African Development Bank
2.63%, 03/22/21	150,000	152,367
1.25%, 07/26/21	164,000	164,536
2.38%, 09/23/21	350,000	357,392
1.63%, 09/16/22	250,000	254,295
2.13%, 11/16/22	250,000	257,789
3.00%, 09/20/23	150,000	160,628
Asian Development Bank
1.63%, 03/16/21	400,000	402,160
2.13%, 11/24/21	500,000	509,817
2.00%, 02/16/22	750,000	765,165
1.88%, 07/19/22	300,000	306,607
1.75%, 09/13/22	400,000	408,144
1.63%, 01/24/23	300,000	305,832
2.75%, 03/17/23	550,000	579,752
2.63%, 01/30/24	450,000	478,748
1.50%, 10/18/24	400,000	409,302
2.00%, 01/22/25	200,000	209,609
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	252,523
4.38%, 06/15/22	150,000	159,527
2.75%, 01/06/23	100,000	103,345
3.75%, 11/23/23	150,000	161,710
Council of Europe Development Bank
1.75%, 09/26/22	200,000	204,071
2.63%, 02/13/23	250,000	262,080
2.50%, 02/27/24	150,000	158,966
European Bank for Reconstruction & Development
2.75%, 04/26/21	200,000	203,853
1.88%, 07/15/21	200,000	202,244
1.50%, 11/02/21	250,000	252,133
2.75%, 03/07/23	150,000	158,010
1.63%, 09/27/24	150,000	154,217
European Investment Bank
2.00%, 03/15/21	800,000	807,600
2.50%, 04/15/21	325,000	330,187
2.38%, 05/13/21	450,000	457,234
1.38%, 09/15/21	550,000	553,239
2.13%, 10/15/21	605,000	616,038
2.88%, 12/15/21	250,000	258,380
2.25%, 03/15/22	850,000	872,223
2.63%, 05/20/22	250,000	259,210

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 06/15/22	800,000	825,632
1.38%, 09/06/22	500,000	505,207
2.00%, 12/15/22	750,000	771,630
2.50%, 03/15/23	400,000	418,502
1.38%, 05/15/23	250,000	253,338
2.88%, 08/15/23	550,000	585,860
3.13%, 12/14/23	350,000	378,178
3.25%, 01/29/24	550,000	598,238
2.63%, 03/15/24	450,000	479,677
2.25%, 06/24/24	450,000	474,394
1.88%, 02/10/25	200,000	208,313
Inter-American Development Bank
1.88%, 03/15/21	350,000	352,844
2.63%, 04/19/21	650,000	661,365
1.88%, 07/23/21	200,000	202,372
1.25%, 09/14/21	700,000	702,660
1.75%, 04/14/22	550,000	559,177
2.50%, 01/18/23	750,000	783,019
2.63%, 01/16/24	600,000	637,845
3.00%, 02/21/24	250,000	269,825
2.13%, 01/15/25	400,000	421,348
International Bank for Reconstruction & Development
1.63%, 03/09/21	364,000	365,949
1.38%, 05/24/21	950,000	954,071
2.25%, 06/24/21	200,000	203,205
2.75%, 07/23/21	600,000	614,535
1.38%, 09/20/21	800,000	804,692
2.00%, 01/26/22	1,000,000	1,019,435
1.63%, 02/10/22	800,000	810,152
2.13%, 07/01/22	500,000	513,642
1.88%, 10/07/22	150,000	153,581
2.13%, 02/13/23	150,000	155,192
1.75%, 04/19/23	250,000	256,245
1.88%, 06/19/23	200,000	206,034
3.00%, 09/27/23	750,000	803,839
2.50%, 03/19/24	550,000	583,817
1.50%, 08/28/24	400,000	408,710
2.50%, 11/25/24	500,000	534,830
1.63%, 01/15/25	500,000	514,602
International Finance Corp.
1.13%, 07/20/21	175,000	175,265
2.00%, 10/24/22	200,000	205,561
2.88%, 07/31/23	400,000	425,852
1.38%, 10/16/24	200,000	203,548
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nordic Investment Bank
1.25%, 08/02/21	500,000	501,745
2.25%, 09/30/21	200,000	203,892
2.25%, 05/21/24	200,000	210,503
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	250,000	262,964
		33,330,218
Total Government Related
(Cost $94,865,024)		97,469,379
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (h)	6,622,839	6,622,839
Total Other Investment Company
(Cost $6,622,839)		6,622,839
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Variable-rate security.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,071,018 or 0.6% of net assets.
(g)	Guaranteed by the Republic of Germany.
(h)	The rate shown is the 7-day yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended February 29, 2020:
	Market Value at 08/31/19	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 02/29/20	Face Amount at 02/29/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 5/21/2021	$—	$152,306	$—	$—	$902	$153,208	150,000	$1,070
* Amount includes premiums and/or discounts.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$258,161,326	$—	$258,161,326
Treasuries	—	680,733,211	—	680,733,211
Government Related[1]	—	97,469,379	—	97,469,379
Other Investment Company[1]	6,622,839	—	—	6,622,839
Total	$6,622,839	$1,036,363,916	$—	$1,042,986,755
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $152,306)		$153,208
Investments in unaffiliated issuers, at value (cost $1,013,251,530)		1,042,833,547
Cash		1,093,489
Receivables:
Investments sold		46,776,396
Fund shares sold		12,325,025
Interest		6,314,029
Dividends	+	5,870
Total assets		1,109,501,564
Liabilities
Payables:
Investments bought		48,903,246
Investment adviser fees		48,536
Fund shares redeemed		12,134,103
Distributions to shareholders	+	442,928
Total liabilities		61,528,813
Net Assets
Total assets		1,109,501,564
Total liabilities	–	61,528,813
Net assets		$1,047,972,751
Net Assets by Source
Capital received from investors		1,019,850,281
Total distributable earnings		28,122,470

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,047,972,751		102,261,419		$10.25

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Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Interest received from affiliated issuer		$1,070
Interest received from unaffiliated issuers		10,880,716
Dividends received from unaffiliated issuers	+	37,223
Total investment income		10,919,009
Expenses
Investment adviser fees		281,031
Total expenses	–	281,031
Net investment income		10,637,978
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated investments		1,532,438
Net change in unrealized appreciation (depreciation) on affiliated investments		902
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	10,585,584
Net change in unrealized appreciation (depreciation)	+	10,586,486
Net realized and unrealized gains		12,118,924
Increase in net assets resulting from operations		$22,756,902

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Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$10,637,978	$16,642,050
Net realized gains (losses)		1,532,438	(1,090,017)
Net change in unrealized appreciation (depreciation)	+	10,586,486	26,217,817
Increase in net assets from operations		22,756,902	41,769,850
Distributions to Shareholders
Total distributions		($10,638,123)	($16,642,065)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,931,223	$332,936,644	52,440,349	$519,171,340
Shares reinvested		750,740	7,605,816	1,246,712	12,386,838
Shares redeemed	+	(17,966,717)	(181,652,608)	(20,417,924)	(202,012,899)
Net transactions in fund shares		15,715,246	$158,889,852	33,269,137	$329,545,279
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,546,173	$876,964,120	53,277,036	$522,291,056
Total increase	+	15,715,246	171,008,631	33,269,137	354,673,064
End of period		102,261,419	$1,047,972,751	86,546,173	$876,964,120

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Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab 1000 Index® Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Schwab Tax-Free Bond Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 29, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 29, 2020, the Schwab U.S. Aggregate Bond Index Fund had securities on loan, all of which were classified as corporate bonds and government related bonds. The value of the securities on loan and the related collateral as of February 29, 2020, are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between CSIM and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between CSIM and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Portfolio Turnover Risk. A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
0.05%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2020, as applicable:
	Underlying Funds
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Schwab MarketTrack Growth Portfolio	—%	3.3%	—%
Schwab MarketTrack Balanced Portfolio	—%	4.9%	0.5%
Schwab MarketTrack Conservative Portfolio	—%	3.9%	0.3%
Schwab Target 2010 Fund	0.3%	0.4%	0.5%
Schwab Target 2015 Fund	0.4%	0.5%	0.7%
Schwab Target 2020 Fund	2.9%	3.6%	4.6%
Schwab Target 2025 Fund	1.2%	2.7%	3.4%
Schwab Target 2030 Fund	0.4%	3.4%	4.1%
Schwab Target 2035 Fund	—%	1.3%	1.5%
Schwab Target 2040 Fund	—%	1.8%	2.1%
Schwab Target 2045 Fund	—%	0.2%	0.2%
Schwab Target 2050 Fund	—%	0.1%	0.2%
Schwab Target 2055 Fund	—%	0.1%	0.1%
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Monthly Income Fund — Moderate Payout	—%	0.7%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	1.5%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	1.4%	—%
Schwab Balanced Fund	—%	5.4%	—%
*	Less than 0.05%.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. The independent trustees are paid by CSIM. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
All of the funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2020, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$275,695,682	$—	$275,695,682
Schwab U.S. Aggregate Bond Index Fund	1,379,885,827	310,649,372	1,690,535,199
Schwab Short-Term Bond Index Fund	323,147,739	104,270,717	427,418,456
	Sales/Maturities of Long-Term U.S. Government Securities*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$108,804,198	$—	$108,804,198
Schwab U.S. Aggregate Bond Index Fund	930,294,606	86,398,656	1,016,693,262
Schwab Short-Term Bond Index Fund	214,449,042	56,977,183	271,426,225
*	Includes securities guaranteed by U.S. Government Agencies.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of February 29, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Tax cost	$1,054,098,446	$3,584,574,315	$1,013,580,502
Gross unrealized appreciation	$65,375,480	$220,462,586	$29,428,206
Gross unrealized depreciation	—	(481,478)	(21,953)
Net unrealized appreciation (depreciation)	$65,375,480	$219,981,108	$29,406,253
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
No expiration	$1,025,834	$13,995,864	$2,772,420
Total	$1,025,834	$13,995,864	$2,772,420
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2020. The tax-basis components of distributions paid during the fiscal year ended August 31, 2019, were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Ordinary income	$19,431,771	$72,211,474	$16,642,065
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2019, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Semiannual Report

Notes

Notes

Schwab Taxable Bond Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-24
00242739

Semiannual Report  |  February 29, 2020
Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 29, 2020
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	2.55%
Bloomberg Barclays Municipal 3-15 Year Blend Index[1]	2.66%
S&P National AMT-Free Municipal Bond Index	2.91%
Fund Category: Morningstar Municipal National Intermediate Bond*	2.68%
Performance Details	page 8

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	2.24%
Bloomberg Barclays California Municipal 3-15 Year Blend Index[2]	2.43%
S&P California AMT-Free Municipal Bond Index	2.86%
Fund Category: Morningstar Municipal California Intermediate/Short Bond*	2.27%
Performance Details	page 9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Effective January 1, 2020, the fund changed its benchmark index from the S&P National AMT-Free Municipal Bond Index to the Bloomberg Barclays Municipal 3-15 Year Blend Index. Charles Schwab Investment Management, Inc. believes the benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[2]	Effective January 1, 2020, the fund changed its benchmark index from the S&P California AMT-Free Municipal Bond Index to the Bloomberg Barclays California Municipal 3-15 Year Blend Index. Charles Schwab Investment Management, Inc. believes the benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, the outlook for bond yields was favorable as recession fears eased. U.S. stock market performance was also strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending stock markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days and global markets saw similar sell-offs. The sudden health crisis and U.S. stock market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash and fixed income, including municipal bonds. In this environment, bond prices rallied and yields were pushed down to historically low levels. (Bond yields and bond prices move in opposite directions.) For the reporting period, the broad U.S. municipal bond market, as measured by the Bloomberg Barclays General Municipal Bond Index, returned 3.0%. In contrast, the S&P 500® Index returned 1.9%, erasing double-digit gains from earlier in the period.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or remaining too risk-averse. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
The Investment Environment

For the six-month reporting period ended February 29, 2020, U.S. fixed-income markets generated positive returns as the U.S. economy continued its steady, albeit slowing, expansion. Until the final week of the reporting period, despite global economic weakness and ongoing trade concerns, U.S. equity markets were robust buoyed by two interest rate cuts during the period and an announcement in December of a partial trade resolution between the U.S. and China. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global equity selloff that sent major market indices into bear-market territory, resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record. As investors flocked to the perceived safety of fixed income securities, bond prices—including municipal (muni) bonds—soared as yields were driven to historically low levels. (Bond yields and bond prices move in opposite directions.) For the reporting period, the Bloomberg Barclays California Municipal 3-15 Year Blend Index returned 2.43% and the S&P California AMT-Free Municipal Bond Index returned 2.86%. For the same period, the Bloomberg Barclays Municipal 3-15 Year Blend Index returned 2.66% and the S&P National AMT-Free Municipal Bond Index returned 2.91%.
The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing—and following one 0.25% interest rate cut in July—the Federal Reserve (Fed) enacted two interest rate cuts by the end of the reporting period—in September and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%.
COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
The Investment Environment (continued)

The muni bond market generated strong returns in 2019, due in part to the Fed’s shift to a more accommodative stance, with muni bonds posting strong performance relative to U.S. Treasuries. The momentum continued into 2020, buoyed by worries on multiple fronts including the U.S.-Iran conflict, impeachment hearings, and the COVID-19 outbreak. Investors flocked to higher-quality assets, pushing interest rates lower. Demand for muni bonds remained solid, both from institutional and retail investors. Among retail investors, a cap on the state and local tax (SALT) deduction continues to be a significant driver of demand for muni bond funds, particularly in high-tax states like California and New York. New issuance also remained robust. With interest rates low, many municipalities took advantage of paying down their existing, higher-cost, tax-exempt debt with new issuance in the taxable muni market, resulting in higher demand amid a shrinking pool of tax-free securities.
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Schwab Tax-Free Bond Funds
California State Investment Environment

California’s financial position is strong, following eleven years of solid economic growth coupled with controlled spending. While the state currently has a record level of financial reserves, which will help it address the unprecedented needs arising from its response to COVID-19, as well as the recessionary impact of the containment efforts, uncertainty remains about the severity of the impact on the state’s financial position.
California’s fiscal 2020 budget (July 1, 2019 through June 30, 2020) continues the last decade’s cautious approach to higher spending and remains focused on adding to the state’s financial reserves. Higher spending levels are primarily focused on education. The enacted 2020 budget projected the state would end the year with $19.2 billion of total reserves, but the state’s January estimates raised projections to show closing fiscal 2020 with reserves of $20.5 billion.
California’s heavy reliance on personal income tax revenues, particularly from capital gains, results in significant revenue volatility, making it especially vulnerable to recession. That volatility, combined with slowing revenue growth and the uncertain impact from federal policies, challenges Governor Gavin Newsom to maintain California’s sound reserves while seeking to implement his policies.
The fiscal 2021 budget proposed in January projected general fund revenue to be $151.6 billion, up 4% from current year projections with leading revenues sources projected to perform well. However, the substantial decline in the stock market in the first quarter of 2020 will likely result in a sharp reduction in capital gains tax receipts, which represented 10% of the state’s projected personal income tax receipts, and the sharp increase in unemployment claims also implies a major decline in personal income tax withholding receipts. The state will further be impacted by the delay in income tax payments into July from mid-April.
Governor Newsom’s priorities in the fiscal 2021 budget included funds to address the state’s housing issues and to bolster emergency preparedness, while providing additional support to education, which is the leading expense at about half of the general fund. The Governor proposed spending an estimated $66.0 billion on K-14 education and about $11.1 billion for the state’s four-year higher education system (compared to $64.9 billion and $11.2 billion in fiscal 2020).
Uncertainties were identified in the budget, specifically the risk of federal budget cuts or a shift in federal revenue sharing, as well as the ongoing impact of trade tensions on the state’s economy. Declines in federal spending are now unlikely, as a massive federal stimulus package has been passed, which includes $150 billion in support for states and local governments.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their operating funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenues. This has allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures, especially in the areas of pensions and healthcare benefits, and are also being negatively impacted by increased expenses and declines in sales taxes related to COVID-19 containment efforts.
California’s economy has been growing for eleven years. The state has projected growth to continue at a lower level. The state gained 251,800 jobs from January 2019 to January 2020, a 1.5% increase, slightly lower than the previous year’s 1.6%, but still exceeding the national job growth rate of 1.4% for the period. California’s unemployment rate had been in a narrow range of 3.9% to 4.1% since December 2018, slightly exceeding the national average of 3.5%.
With its diversified economy and improving finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. Moody’s Investors Services recently upgraded its general obligation bond rating to Aa2 from Aa3 due to the state’s continued economic vibrancy and its “disciplined approach to managing revenue growth indicated by its use of surplus funds to build reserves and pay down long-term liabilities.” At the end of the report period, the state’s general obligation ratings were Aa2 from Moody’s Investors Service, AA- from S&P Global Ratings and AA from Fitch Ratings. All agencies maintain stable outlooks on their ratings.

Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Bond Strategies, leads the portfolio management team for Schwab’s tax-free bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

James Cortez, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Previous to this role, Mr. Cortez was a director on CSIM’s municipal research team, focusing on healthcare and higher education credits. Prior to joining CSIM in 2006, Mr.Cortez was an associate director and healthcare analyst at Standard & Poor’s Corporation. He also worked at Driehaus Capital Management as an international specialist and at Harris Trust and Savings Bank as a financial analyst.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. Previous to Eaton Vance, he was a vice president and corporate cash and high net worth portfolio manager/trader at both Banc of America Montgomery Securities and Thomas Weisel Partners. Mr. Khodarahmi also spent time as a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	2.55%	8.22%	3.21%	3.83%
Bloomberg Barclays Municipal 3-15 Year Blend Index[3]	2.66%	8.20%	3.66%	4.12%
S&P National AMT-Free Municipal Bond Index	2.91%	9.35%	3.88%	4.35%
Fund Category: Morningstar Municipal National Intermediate Bond[4]	2.68%	8.44%	3.33%	3.84%
Fund Expense Ratios[5]: Net 0.49%; Gross 0.56%

Yields
30-Day SEC Yield[1,2]	1.01%
30-Day SEC Yield-No Waiver[1,6]	0.96%
Taxable Equivalent Yield[7]	1.71%
12-Month Distribution Yield[1,2]	2.49%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[8]	5.8 Yrs
Weighted Average Duration[8]	5.5 Yrs
By Credit Quality9

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective January 1, 2020, the fund changed its benchmark index from the S&P National AMT-Free Municipal Bond Index to the Bloomberg Barclays Municipal 3-15 Year Blend Index. Charles Schwab Investment Management, Inc. believes the benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[8]	See Glossary for definitions of maturity and duration.
[9]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[10]	Less than 0.05%.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	2.24%	7.47%	3.13%	3.86%
Bloomberg Barclays California Municipal 3-15 Year Blend Index[3]	2.43%	7.79%	N/A4	N/A4
S&P California AMT-Free Municipal Bond Index	2.86%	9.42%	3.81%	4.90%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[5]	2.27%	7.17%	3.06%	3.87%
Fund Expense Ratios[6]: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,2]	0.77%
30-Day SEC Yield-No Waiver[1,7]	0.68%
Taxable Equivalent Yield[8]	1.68%
12-Month Distribution Yield[1,2]	2.43%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[9]	5.7 Yrs
Weighted Average Duration[9]	5.3 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective January 1, 2020, the fund changed its benchmark index from the S&P California AMT-Free Municipal Bond Index to the Bloomberg Barclays California Municipal 3-15 Year Blend Index. Charles Schwab Investment Management, Inc. believes the benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[4]	Information not available to the funds.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
[9]	See Glossary for definitions of maturity and duration.
[10]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[11]	Less than 0.05%.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,025.50	$2.47
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.46	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,022.40	$2.46
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.46	$2.46

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
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Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$12.12	$11.52	$11.82	$12.13	$11.82	$11.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.28	0.27	0.27	0.26	0.26
Net realized and unrealized gains (losses)	0.17	0.60	(0.30)	(0.21)	0.37	(0.03)
Total from investment operations	0.30	0.88	(0.03)	0.06	0.63	0.23
Less distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.27)	(0.27)	(0.26)	(0.26)
Distributions from net realized gains	(0.03)	—	—	(0.10)	(0.06)	(0.12)
Total distributions	(0.16)	(0.28)	(0.27)	(0.37)	(0.32)	(0.38)
Net asset value at end of period	$12.26	$12.12	$11.52	$11.82	$12.13	$11.82
Total return	2.55%[2]	7.77%	(0.22%)	0.63%	5.37%	1.95%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.56%[3]	0.56%	0.57%	0.56%	0.57%	0.57%
Net investment income (loss)	2.21%[3]	2.41%	2.35%	2.32%	2.16%	2.21%
Portfolio turnover rate	30%[2]	129%	82%	83%	54%[4]	92%
Net assets, end of period (x 1,000,000)	$809	$751	$650	$667	$708	$640

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized
4
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
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See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of each calendar quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 86.7% of net assets
ALABAMA 1.0%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	554,620
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	927,171
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,134,180
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	555,889
RB Series 2017	5.00%	05/01/26	200,000	246,198
RB Series 2017	5.00%	05/01/27	250,000	315,820
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,252,424
				7,986,302
ALASKA 0.4%
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,188,353
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,882,436
				3,070,789
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,082,930
Phoenix Civic Improvement Corp
Jr RB (Phoenix Sky Harbor Intl Airport) Series 2019A	4.00%	07/01/44 (a)	1,000,000	1,183,100
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	749,889
Refunding COP Series 2014	4.00%	07/01/23	700,000	769,741
				3,785,660
ARKANSAS 1.5%
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	2,500,000	2,598,800
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	777,593
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	601,328
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	550,000	566,230
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See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	3,565,000	3,805,317
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	800,000	846,200
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	2,430,000	2,502,171
				11,697,639
CALIFORNIA 7.4%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	683,418
California
GO Bonds	5.00%	08/01/24	1,000,000	1,184,900
GO Bonds	5.00%	02/01/26 (a)	2,655,000	2,977,662
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,131,830
GO Bonds	5.00%	10/01/28 (c)	5,000,000	6,674,650
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	738,910
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)	2,005,000	2,022,824
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	503,462
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	685,956
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,179,640
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,275,844
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	142,495
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	478,647
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	66,307
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2012B	5.00%	07/01/25 (a)	1,340,000	1,475,126
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,761,323
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,061,000
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,567,429
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,208,610
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	3,000,000	3,671,430
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	704,270
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	375,977
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,995,100
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	892,425
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,567,947
13
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	626,465
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	652,829
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,250,000	1,028,937
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	1,208,265
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	782,080
GO Bonds Series 2010C	0.00%	07/01/34 (d)	1,550,000	1,187,315
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	972,114
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,011,620
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,186,048
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,243,049
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	669,227
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	430,268
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,260,160
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	344,448
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	356,340
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	613,770
				59,600,117
COLORADO 1.0%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	386,261
COP Series 2015	5.00%	12/01/25 (a)	500,000	514,940
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	500,000	655,865
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	654,460
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,468,675
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,611,675
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,950,331
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(d)	500,000	373,150
Dedicated Tax RB Series 2018A-2	0.00%	08/01/32 (a)(d)	200,000	142,644
				7,758,001
CONNECTICUT 1.4%
Connecticut
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,588,959
Connecticut Health & Educational Facilities Auth
RB (Nuvance Health) Series 2019A	4.00%	07/01/38 (a)	3,045,000	3,565,421
14
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)	2,000,000	2,561,480
GO Bonds Series 2019A	5.00%	11/01/35 (a)	1,000,000	1,278,080
GO Bonds Series 2019A	5.00%	11/01/36 (a)	1,000,000	1,275,310
				11,269,250
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	405,000	412,995
DISTRICT OF COLUMBIA 2.1%
District of Columbia
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,222,608
Income Tax Secured Refunding RB Series 2020A	3.00%	03/01/41 (a)(e)	5,000,000	5,504,350
Income Tax Secured Refunding RB Series 2020B	5.00%	10/01/30 (e)	7,500,000	10,422,075
				17,149,033
FLORIDA 4.5%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	433,350
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	500,000	591,875
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	922,552
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	841,166
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,595,655
Greater Orlando Aviation Auth
Airport Facilities RB Series 2016A	5.00%	10/01/20	1,000,000	1,023,390
Airport Facilities RB Series 2019A	5.00%	10/01/26 (c)	5,000,000	6,223,450
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	1,575,000	1,596,121
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,291,740
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,451,890
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	960,000	1,204,301
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23 (b)	1,500,000	1,723,875
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	106,604
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	165,519
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	471,212
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	294,417
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	4,690,000	4,817,615
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,361,933
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	599,038
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,891,634
Toll System RB Series 2014A	5.00%	07/01/24	625,000	726,800
15
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	889,168
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	150,000	153,065
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	185,439
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	533,063
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	398,202
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,807,515
				36,300,589
GEORGIA 0.2%
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,925,655
HAWAII 0.8%
Hawaii
GO Bonds Series 2019FW	5.00%	01/01/25 (c)	5,000,000	5,994,500
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	200,000	204,302
Univ of Hawaii
Univ RB Series 2017D	3.00%	10/01/27	500,000	569,995
				6,768,797
IDAHO 0.8%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,322,675
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	567,211
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	516,860
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	562,207
GO Bonds Series 2019A	5.00%	09/15/29 (a)(f)	400,000	535,388
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (c)(f)	1,835,000	1,920,291
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (c)(f)	695,000	748,862
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	365,432
General RB Series 2014	5.00%	04/01/24 (a)	200,000	216,718
				6,755,644
ILLINOIS 6.5%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	526,050
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,999,846
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,304,151
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,076,147
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,303,291
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)	4,750,000	5,089,720
16
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,237,950
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,260,460
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,409,184
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	3,047,475
Illinois
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,837,860
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,878,615
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	630,700
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/49 (a)	1,000,000	1,252,980
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	747,282
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	797,559
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	725,508
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,153,411
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,594,311
Refunding RB (Illinois Institute of Technology) Series 2019	5.00%	09/01/38 (a)	840,000	1,035,796
Refunding RB (Illinois Institute of Technology) Series 2019	4.00%	09/01/39 (a)	1,000,000	1,118,150
Refunding RB (Illinois Institute of Technology) Series 2019	5.00%	09/01/40 (a)	500,000	613,615
Refunding RB (Illinois Institute of Technology) Series 2019	4.00%	09/01/41 (a)	675,000	752,686
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	849,219
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	488,172
Illinois Sports Facilities Auth
State Tax Supported Refunding RB Series 2019	5.00%	06/15/28	1,000,000	1,236,810
State Tax Supported Refunding RB Series 2019	5.00%	06/15/29	1,075,000	1,352,716
State Tax Supported Refunding RB Series 2019	5.00%	06/15/30 (a)	1,000,000	1,252,330
Illinois Toll Highway Auth
Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,191,225
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,638,900
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,344,730
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,585,627
				52,332,476
INDIANA 0.4%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	129,616
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	344,359
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	423,848
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	753,284
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,924,393
				3,575,500
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	576,806
17
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KANSAS 1.5%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	313,877
GO Bonds Series 2017	5.00%	09/01/27	450,000	580,149
GO Bonds Series 2017	5.00%	09/01/36 (a)	755,000	944,664
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	449,539
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	478,260
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	524,286
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	528,411
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	296,305
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	750,000	940,020
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,026,720
GO Bonds Series 2018A	5.00%	09/01/31 (a)	3,075,000	3,920,348
Leavenworth Cnty USD #458
GO Bonds Series 2018	5.00%	09/01/33 (a)	400,000	507,080
GO Bonds Series 2018	5.00%	09/01/34 (a)	650,000	822,107
GO Bonds Series 2018	5.00%	09/01/35 (a)	900,000	1,134,837
				12,466,603
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	449,072
COP 2015	5.00%	06/15/25	400,000	481,096
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,230,098
				2,160,266
LOUISIANA 0.5%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	836,192
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	392,672
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,256,610
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	555,528
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	420,296
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	271,095
				3,732,393
MAINE 0.5%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	639,155
General Airport Refunding RB Series 2019	5.00%	01/01/31 (a)	500,000	659,440
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	810,000	1,064,899
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	910,693
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	809,894
				4,084,081
18
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MARYLAND 2.9%
Baltimore Water System
Water RB Series 2013A	5.00%	07/01/20	150,000	152,071
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26 (c)	9,080,000	11,331,114
GO Bonds Series 2019	5.00%	03/15/27 (c)	5,000,000	6,417,250
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,127,040
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	330,000	376,768
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	363,014
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	641,762
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	788,583
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,750,953
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	639,694
				23,588,249
MASSACHUSETTS 2.8%
Massachusetts Development Finance Agency
RB (Atrius Health) Series 2019A	5.00%	06/01/39 (a)	2,500,000	3,127,475
RB (Beth Israel Lahey Health) Series 2019 K	5.00%	07/01/31 (a)	1,120,000	1,461,656
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	659,575
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	651,175
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,393,342
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	421,787
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,326,094
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,375,959
RB (Lesley Univ) Series 2019A	5.00%	07/01/37 (a)	1,175,000	1,510,286
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,295,000	1,655,308
RB (Northeastern Univ) Series 2018A	5.00%	10/01/32 (a)	495,000	646,465
RB (Northeastern Univ) Series 2018A	5.00%	10/01/33 (a)	375,000	488,700
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	170,000	170,421
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	549,505
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,386,648
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,870,000	1,967,427
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,900,000	2,129,558
				22,921,381
MICHIGAN 1.6%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	714,942
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,443,856
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,879,511
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,255,672
19
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Michigan Finance Auth
Hospital RB (Henry Ford Health System) Series 2019A	5.00%	11/15/48 (a)	1,000,000	1,262,990
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	840,000	948,704
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	659,020
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	602,806
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	662,977
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	448,400
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,670,000	1,772,638
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	646,586
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	733,813
				13,031,915
MINNESOTA 1.7%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	369,243
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	297,935
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	397,191
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	317,099
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	297,748
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	290,523
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	351,621
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	545,000	629,791
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (f)	400,000	458,692
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	443,497
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	486,184
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(d)(f)	1,000,000	759,500
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	607,512
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	414,908
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	4,444,405
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/29	275,000	363,927
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	526,564
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	328,443
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	458,801
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	912,082
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	226,893
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	456,084
				13,838,643
20
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSISSIPPI 0.4%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,210,530
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	734,367
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	690,000	767,694
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	155,000	158,241
				2,870,832
MISSOURI 2.9%
Independence SD
GO Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,296,720
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(c)(f)	5,000,000	6,830,050
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,440,000	3,427,151
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	837,519
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	448,882
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,247,740
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,305,182
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,237,647
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	550,460
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	547,400
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,285,000	1,400,007
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,280,000	2,533,673
				23,662,431
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,635,000	1,787,317
NEBRASKA 0.8%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,851,209
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	1,440,000	1,475,626
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	268,180
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	294,998
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	536,360
				6,426,373
21
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	509,165
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	716,742
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	759,596
				1,985,503
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	175,000	179,961
NEW JERSEY 2.6%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	228,694
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	353,469
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	310,545
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	419,632
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	679,698
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/21	355,000	374,255
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	520,930
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/29 (a)	1,045,000	1,197,351
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	3,000,000	3,674,190
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	956,805
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	639,230
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	1,805,000	1,504,088
Transportation System RB Series 2018A	5.00%	12/15/33 (a)	2,000,000	2,509,360
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,576,550
Transportation System RB Series 2019BB	5.00%	06/15/31 (a)	2,500,000	3,153,100
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,000,000	2,446,360
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	594,521
				21,138,778
NEW MEXICO 0.5%
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2019A	4.00%	08/01/48 (a)	1,800,000	2,104,128
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,895,000	2,086,054
				4,190,182
22
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 13.6%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	300,255
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	357,258
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	145,000	170,833
Dutchess Cnty Local Development Corp
RB (Culinary Institute of America) Series 2018	5.00%	07/01/25	920,000	1,106,962
RB (Culinary Institute of America) Series 2018	5.00%	07/01/31 (a)	1,170,000	1,487,807
RB (Culinary Institute of America) Series 2018	5.00%	07/01/34 (a)	1,390,000	1,754,708
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	5.00%	11/15/25 (a)(c)	7,500,000	8,341,800
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	526,655
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	605,406
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	497,169
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,167,330
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	291,577
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,766,258
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,155,651
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,520,000	2,730,143
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,259,608
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,615,480
GO Bonds Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,321,730
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,585,480
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,933,575
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	201,368
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)	5,535,000	5,739,408
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,538,580
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,802,860
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	6,326,337
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,318,690
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,293,410
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,306,070
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	193,439
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,094,321
RB (Catholic Health System) Series 2019A	4.00%	07/01/39 (a)	100,000	118,027
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,216,630
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,194,040
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,816,192
State Personal Income Tax RB Series 2019A	5.00%	03/15/40 (a)	3,850,000	4,990,062
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	2,500,000	3,262,275
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,453,036
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,321,600
State Sales Tax RB Series 2017A	5.00%	03/15/35 (a)(c)	6,575,000	8,302,778
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)(c)	5,000,000	6,463,250
23
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York State Mortgage Agency
Mortgage RB Series 226	3.50%	10/01/50 (a)(e)	3,475,000	3,823,751
Onondaga Cnty
RB (Syracuse Univ) Series 2019	5.00%	12/01/45 (a)(c)	5,000,000	6,533,350
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(c)	5,330,000	6,312,692
Utility Debt Securitization Auth
RB Series 2016A	5.00%	06/15/26 (a)	410,000	483,837
				110,081,688
NORTH CAROLINA 2.5%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	580,135
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	596,425
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,122,964
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,206,240
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,927,653
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,720,077
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	85,000	86,388
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,320,400
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	3,000,000	3,810,770
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(d)	1,700,000	852,907
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/46 (a)(d)	1,750,000	847,840
Raleigh-Durham Airport Auth
Refunding RB Series 2020A	5.00%	05/01/33 (a)(e)	1,000,000	1,342,210
				20,414,009
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	456,872
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	542,985
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	425,000	494,968
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	262,242
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	541,640
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,749,066
				4,047,773
OHIO 0.9%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,260,150
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,290,553
Development Refunding RB (Cleveland State Univ) Series 2019	4.00%	08/01/44 (a)	2,000,000	2,270,780
24
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	558,305
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	577,305
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,152,940
				7,110,033
OKLAHOMA 1.0%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,500,000	1,871,775
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	821,759
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,533,255
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,136,240
				8,363,029
OREGON 5.9%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,685,945
Central Point SD #6
GO Bonds Series 2019B	0.00%	06/15/40 (a)(d)(f)	705,000	402,040
GO Bonds Series 2019B	0.00%	06/15/41 (a)(d)(f)	710,000	388,966
GO Bonds Series 2019B	0.00%	06/15/42 (a)(d)(f)	610,000	320,927
GO Bonds Series 2019B	0.00%	06/15/43 (a)(d)(f)	815,000	412,260
GO Bonds Series 2019B	0.00%	06/15/45 (a)(d)(f)	985,000	459,936
GO Bonds Series 2019B	0.00%	06/15/48 (a)(d)(f)	1,320,000	544,645
Clatsop Cnty SD
GO Bonds Series 2019A	0.00%	06/15/35 (a)(d)(f)	850,000	560,006
GO Bonds Series 2019A	0.00%	06/15/40 (a)(d)(f)	1,000,000	517,860
Dayton SD #8
GO & Refunding Bonds Series 2019	5.00%	06/15/30 (a)(f)	780,000	1,043,117
GO & Refunding Bonds Series 2019	5.00%	06/15/37 (a)(f)	500,000	653,160
GO & Refunding Bonds Series 2019	5.00%	06/15/39 (a)(f)	275,000	357,225
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,757,145
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,267,297
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	97,376
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	170,000	189,805
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	402,248
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	466,329
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/33 (a)(d)(f)	200,000	148,840
GO Bonds Series 2019	0.00%	06/15/34 (a)(d)(f)	400,000	286,700
GO Bonds Series 2019	0.00%	06/15/35 (a)(d)(f)	450,000	309,780
GO Bonds Series 2019	0.00%	06/15/36 (a)(d)(f)	500,000	329,515
GO Bonds Series 2019	0.00%	06/15/37 (a)(d)(f)	500,000	316,465
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(d)(f)	330,000	184,605
GO Bonds Series 2018A	0.00%	06/15/40 (a)(d)(f)	450,000	228,722
25
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	455,501
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	972,143
Oregon
GO Bonds Series 2019A	5.00%	05/01/27	5,000,000	6,427,350
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,099,760
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,505,650
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(d)(f)	1,000,000	729,940
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	369,098
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	419,303
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,283,263
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,630,000	3,258,675
Santiam Canyon SD #129J
GO Bonds Series 2019	5.00%	06/15/34 (a)(f)	500,000	662,405
GO Bonds Series 2019	5.00%	06/15/39 (a)(f)	700,000	914,235
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,378,681
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/35 (a)(d)(f)	1,250,000	911,575
GO Bonds Series 2020A	0.00%	06/15/39 (a)(d)(f)	2,000,000	1,260,500
GO Bonds Series 2020A	0.00%	06/15/40 (a)(d)(f)	1,200,000	730,272
GO Bonds Series 2020A	0.00%	06/15/41 (a)(d)(f)	1,500,000	884,940
GO Bonds Series 2020A	0.00%	06/15/42 (a)(d)(f)	3,000,000	1,711,110
GO Bonds Series 2020A	0.00%	06/15/44 (a)(d)(f)	3,500,000	1,861,265
GO Bonds Series 2020A	0.00%	06/15/49 (a)(d)(f)	1,420,000	637,623
				47,804,203
PENNSYLVANIA 1.7%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,635,000	3,161,131
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,020,000	1,149,734
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	881,397
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,781,378
Pennsylvania Higher Educational Facilities Auth
RB (Duquesne Univ) Series 2019A	4.00%	03/01/37 (a)	500,000	591,640
RB (Duquesne Univ) Series 2019A	5.00%	03/01/38 (a)	675,000	866,936
Pennsylvania Intergovernmental Cooperation Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,082,615
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	901,726
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,241,340
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	637,100
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	391,449
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	326,774
26
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	387,560
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	415,920
				13,816,700
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	710,000	734,303
SOUTH CAROLINA 0.3%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	885,488
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,168,750
				2,054,238
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	336,327
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	476,463
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	164,373
				977,163
TENNESSEE 0.5%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	506,979
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	696,246
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,102,114
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,013,640
				4,318,979
TEXAS 4.8%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	245,920
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	200,398
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,330,835
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,825,094
Dallas Cnty
Revenue Certificates of Obligation Series 2016	5.00%	08/15/27 (a)	3,365,000	4,262,748
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,532,047
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,280,408
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	978,654
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	1,000,000	1,284,450
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	756,798
27
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	983,698
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	483,332
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	626,055
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,743,768
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	228,466
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,774,290
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	530,980
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,912,548
Plano
GO Refunding Bonds Series 2011	5.00%	09/01/21	575,000	611,248
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	366,844
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	91,665
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	540,933
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	124,806
Texas
GO Bonds Series 2019A	5.00%	08/01/26	2,510,000	3,161,822
Texas City ISD
ULT Refunding Bonds Series 2019	5.00%	08/15/27 (f)	3,700,000	4,767,783
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,965,000	2,234,775
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,425,000	1,600,717
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	170,000	176,470
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	1,940,000	2,177,417
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	156,008
				38,990,977
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	432,072
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	509,397
				941,469
VERMONT 1.1%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	460,000	473,460
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,030,000	1,107,889
28
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	4,590,000	5,007,001
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,978,000	2,229,384
				8,817,734
VIRGINIA 0.8%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,874,155
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	235,261
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	880,000	928,180
				6,037,596
WASHINGTON 3.4%
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,949,612
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	818,188
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/32 (a)(f)	1,000,000	1,288,760
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,416,500
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,287,970
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,285,750
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,603,912
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	66,095
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	391,728
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	643,480
Refunding RB 2019	5.00%	12/01/28	460,000	604,886
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	661,455
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	821,769
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,663,533
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2019D	5.00%	06/01/26	4,820,000	6,035,845
Motor Vehicle Tax GO Bonds Series 2014E	5.00%	02/01/31 (a)	2,010,000	2,324,062
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/20	720,000	739,930
ULT GO Bonds 2013	5.00%	12/01/22	460,000	505,080
				27,108,555
WEST VIRGINIA 0.6%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,749,748
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,745,912
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	4.13%	01/01/47 (a)	1,375,000	1,543,231
				5,038,891
29
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,202,470
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,228,760
RB (Rogers Memorial Hospital) Series 2019A	5.00%	07/01/44 (a)	200,000	239,256
RB (Rogers Memorial Hospital) Series 2019A	5.00%	07/01/49 (a)	400,000	477,344
RB (Rogers Memorial Hospital) Series 2019B	5.00%	07/01/38 (a)	150,000	180,936
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	213,918
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,157,619
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,180,090
				5,880,393
Total Fixed-Rate Obligations
(Cost $652,146,001)				701,567,894

Variable-Rate Obligations 15.0% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	3.00%	02/01/48 (a)	3,000,000	3,091,860
CALIFORNIA 3.3%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,165,480
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,289,770
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.53%	12/01/27 (a)(c)	6,000,000	6,017,460
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.58%	12/01/29 (a)	5,500,000	5,526,730
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.52%	12/01/35 (a)	5,000,000	5,032,000
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	3,325,000	3,549,105
				26,580,545
COLORADO 1.5%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(g)	4,000,000	5,028,360
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(g)	1,750,000	1,938,475
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(g)	5,000,000	5,252,250
				12,219,085
30
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(g)	3,000,000	3,093,450
GEORGIA 0.6%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	1.72%	08/01/48 (a)	5,000,000	5,026,350
ILLINOIS 0.1%
Will Cnty
RB (ExxonMobil) Series 2001	1.24%	06/01/26 (a)(h)	1,135,000	1,135,000
IOWA 0.3%
Iowa Finance Auth
RB (UnityPoint Health) Series 2018E	1.19%	02/15/41 (a)(f)(h)	1,050,000	1,050,000
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(f)(g)	1,500,000	1,836,135
				2,886,135
MICHIGAN 0.5%
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	1.21%	04/01/33 (a)	3,970,000	3,965,752
MISSISSIPPI 1.5%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	1.20%	06/01/23 (a)(h)	2,450,000	2,450,000
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007B	1.20%	12/01/30 (a)(c)(h)	6,730,000	6,730,000
IDRB (Chevron) Series 2011B	1.20%	11/01/35 (a)(h)	3,000,000	3,000,000
				12,180,000
MONTANA 0.8%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	1.70%	08/15/37 (a)	3,200,000	3,196,960
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	1.60%	11/15/35 (a)	3,225,000	3,225,903
				6,422,863
NEW YORK 1.6%
New York City
GO Bonds Fiscal 2006 Series I-8	1.19%	04/01/36 (a)(f)(h)	2,370,000	2,370,000
GO Bonds Fiscal 2013 Series A3	1.19%	10/01/40 (a)(f)(h)	1,365,000	1,365,000
GO Bonds Fiscal 2019 Series D	1.17%	12/01/47 (a)(f)(h)	3,140,000	3,140,000
31
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	1.17%	06/15/50 (a)(c)(f)(h)	5,960,000	5,960,000
				12,835,000
OREGON 0.9%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,261,830
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,132,480
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	371,015
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	325,953
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	324,882
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	378,339
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	560,903
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	375,277
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	437,306
				7,167,985
SOUTH CAROLINA 0.3%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (a)(g)	2,090,000	2,144,215
TEXAS 2.2%
Deer Park ISD
ULT GO Bonds Series 2018	1.55%	10/01/42 (a)(f)(g)	1,660,000	1,666,009
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(f)(g)	2,000,000	2,081,480
Gulf Coast IDA
RB (ExxonMobil) Series 2012	1.20%	11/01/41 (a)(h)	5,395,000	5,395,000
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(f)(g)	3,000,000	3,057,570
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,323,500
				17,523,559
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,039,900
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	1.80%	08/15/54 (a)	1,700,000	1,718,088
Total Variable-Rate Obligations
(Cost $118,751,521)				121,029,787

32
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Short
US Long Bond (CBT) expires 06/19/20	39	(6,639,750)	(242,631)
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
CBT —	Chicago Board of Trade
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$701,567,894	$—	$701,567,894
Variable-Rate Obligations[1]	—	121,029,787	—	121,029,787
Liabilities
Futures Contracts[2]	(242,631)	—	—	(242,631)
Total	($242,631)	$822,597,681	$—	$822,355,050
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
33
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $770,897,522)		$822,597,681
Deposits with brokers for futures contracts		243,301
Receivables:
Investments sold		19,993,370
Interest		7,950,839
Fund shares sold		1,287,258
Prepaid expenses	+	23,294
Total assets		852,095,743
Liabilities
Payables:
Investments bought - delayed-delivery		40,426,689
Investment adviser and administrator fees		132,915
Shareholder service fees		151,709
Fund shares redeemed		1,259,192
Distributions to shareholders		561,241
Due to custodian		68,002
Variation margin on futures contracts		242,570
Accrued expenses	+	108,805
Total liabilities		42,951,123
Net Assets
Total assets		852,095,743
Total liabilities	–	42,951,123
Net assets		$809,144,620
Net Assets by Source
Capital received from investors		755,436,229
Total distributable earnings		53,708,391

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$809,144,620		65,974,762		$12.26

34
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Interest		$10,242,634
Expenses
Investment adviser and administrator fees		1,033,866
Shareholder service fees		916,920
Portfolio accounting fees		55,549
Professional fees		32,329
Registration fees		26,094
Shareholder reports		17,797
Independent trustees’ fees		8,562
Transfer agent fees		6,556
Custodian fees		5,858
Other expenses	+	6,291
Total expenses		2,109,822
Expense reduction by CSIM and its affiliates	–	249,711
Net expenses	–	1,860,111
Net investment income		8,382,523
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,385,667
Net realized losses on futures contracts	+	(861)
Net realized gains		2,384,806
Net change in unrealized appreciation (depreciation) on investments		9,498,472
Net change in unrealized appreciation (depreciation) on futures contracts	+	(252,101)
Net change in unrealized appreciation (depreciation)	+	9,246,371
Net realized and unrealized gains		11,631,177
Increase in net assets resulting from operations		$20,013,700
35
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$8,382,523	$16,671,060
Net realized gains		2,384,806	4,635,397
Net change in unrealized appreciation (depreciation)	+	9,246,371	32,737,948
Increase in net assets from operations		20,013,700	54,044,405
Distributions to Shareholders
Total distributions		($10,460,950)	($16,665,627)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,998,784	$108,411,311	34,799,267	$401,536,761
Shares reinvested		489,164	5,889,256	784,635	9,172,872
Shares redeemed	+	(5,491,795)	(66,061,916)	(30,035,862)	(346,755,331)
Net transactions in fund shares		3,996,153	$48,238,651	5,548,040	$63,954,302
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,978,609	$751,353,219	56,430,569	$650,020,139
Total increase	+	3,996,153	57,791,401	5,548,040	101,333,080
End of period		65,974,762	$809,144,620	61,978,609	$751,353,219
36
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$12.23	$11.69	$11.96	$12.30	$11.97	$12.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.29	0.28	0.28	0.27	0.27
Net realized and unrealized gains (losses)	0.15	0.54	(0.27)	(0.25)	0.40	(0.00)[2]
Total from investment operations	0.27	0.83	0.01	0.03	0.67	0.27
Less distributions:
Distributions from net investment income	(0.12)	(0.29)	(0.28)	(0.28)	(0.27)	(0.27)
Distributions from net realized gains	(0.04)	—	—	(0.09)	(0.07)	(0.22)
Total distributions	(0.16)	(0.29)	(0.28)	(0.37)	(0.34)	(0.49)
Net asset value at end of period	$12.34	$12.23	$11.69	$11.96	$12.30	$11.97
Total return	2.24%[3]	7.19%	0.14%	0.36%	5.64%	2.22%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.59%[4]	0.60%	0.60%	0.59%	0.60%	0.60%
Net investment income (loss)	2.06%[4]	2.42%	2.42%	2.38%	2.23%	2.25%
Portfolio turnover rate	36%[3]	75%	59%	64%	38%[5]	77%
Net assets, end of period (x 1,000,000)	$498	$488	$395	$427	$466	$421

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized
4
Annualized
5
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
37
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of each calendar quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 88.9% of net assets
CALIFORNIA 88.9%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)	775,000	792,135
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	537,266
Alameda City USD
GO Bonds Series C	4.00%	08/01/27	750,000	925,260
GO Bonds Series C	4.00%	08/01/28 (b)	400,000	490,896
GO Bonds Series C	4.00%	08/01/29 (b)	250,000	305,788
GO Bonds Series C	4.00%	08/01/30 (b)	450,000	546,408
GO Bonds Series C	4.00%	08/01/31 (b)	260,000	314,805
GO Bonds Series C	4.00%	08/01/32 (b)	250,000	302,158
GO Bonds Series C	4.00%	08/01/33 (b)	250,000	301,558
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,060,000	2,357,361
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	382,574
Refunding RB Series 2015	5.00%	09/02/23	575,000	660,888
Refunding RB Series 2015	5.00%	09/02/25	690,000	843,573
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)(c)	1,000,000	1,068,660
Water System RB Series 2016A	5.00%	10/01/46 (b)(c)	2,150,000	2,297,619
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	110,388
Lease RB Series 2014A	5.00%	05/01/22	375,000	410,130
Lease RB Series 2014A	5.00%	05/01/23	250,000	283,965
Lease RB Series 2014A	5.00%	05/01/25 (b)	950,000	1,116,706
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	650,000	780,851
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	516,588
GO Bonds Series 2017	0.00%	08/01/34 (b)(d)	8,060,000	5,272,127
California
GO Bonds	5.00%	11/01/24 (b)	750,000	771,427
GO Bonds	5.00%	04/01/25 (e)	5,000,000	6,061,400
GO Bonds	5.00%	09/01/25 (b)	1,815,000	2,080,462
GO Bonds	5.00%	11/01/25 (b)	80,000	82,264
GO Bonds	5.00%	04/01/29	5,000,000	6,756,550
GO Bonds	5.00%	09/01/36 (b)	2,335,000	2,577,980
38
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds	5.00%	09/01/42 (b)	1,500,000	1,648,650
GO Bonds Series CQ	4.00%	12/01/47 (b)	4,405,000	4,801,670
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,537,015
GO Refunding Bonds	5.25%	10/01/32 (b)	1,960,000	2,095,220
GO Refunding Bonds Series 2016	5.00%	09/01/29 (b)	1,290,000	1,626,806
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,504,780
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (b)	1,250,000	1,595,725
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (c)	2,000,000	2,420,320
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	199,764
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	639,455
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (b)	500,000	681,615
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (b)	965,000	1,310,779
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	275,000	306,356
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	239,142
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	952,512
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (b)	1,250,000	1,628,875
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,893,068
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (c)	245,000	247,178
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)(c)	750,000	764,512
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)(c)	670,000	691,909
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	4,130,000	4,614,160
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	309,650
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	407,398
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	430,770
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	450,972
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	450,373
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,308,850
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	805,681
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,401,356
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,269,090
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	616,260
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,026,320
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	369,764
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,093,069
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (b)	520,000	655,902
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	752,892
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (b)	1,350,000	1,672,542
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (b)	645,000	759,191
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (b)	750,000	878,100
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (b)	500,000	583,760
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/32 (b)	1,000,000	1,162,820
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	324,005
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	734,108
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	317,793
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	317,178
39
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	255,050
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	431,554
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	503,332
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,158,980
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,077,630
Lease RB Series 2011D	5.00%	12/01/22 (b)	500,000	536,495
Lease RB Series 2012A	5.00%	04/01/23 (b)	1,850,000	2,011,042
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,191,270
Lease Refunding RB Series 2017H	5.00%	04/01/32 (b)	1,000,000	1,264,530
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	290,142
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	319,302
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	217,932
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	190,664
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (b)	590,000	717,629
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	994,636
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (b)	1,700,000	2,130,984
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (b)	1,600,000	1,994,960
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(b)	750,000	1,007,130
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(b)	735,000	977,352
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (b)	2,765,000	3,422,711
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	987,512
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	858,305
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)(c)	875,000	896,201
RB (Sutter Health) Series 2012A	5.00%	08/15/26 (b)	2,730,000	3,009,088
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	127,999
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(b)	300,000	397,698
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(b)	235,000	309,723
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(b)	900,000	1,176,723
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(b)	275,000	333,053
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(b)	425,000	512,848
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	672,904
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,502,487
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	315,720
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	481,307
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	579,843
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	438,088
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (b)	1,075,000	1,418,946
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (b)	1,475,000	1,929,270
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/41 (b)	2,465,000	3,173,885
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(c)	1,300,000	1,534,247
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (b)(f)	500,000	617,220
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (b)(f)	500,000	614,185
40
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (b)(d)	500,000	356,340
GO Bonds Series D	0.00%	08/01/35 (b)(d)	600,000	412,254
GO Bonds Series D	0.00%	08/01/36 (b)(d)	1,000,000	661,690
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	182,020
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,298,171
Coast CCD
GO Bonds Series 2019F	0.00%	08/01/35 (b)(d)	2,000,000	1,416,200
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	2,000,000	1,177,340
Colton Jt USD
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	772,312
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,195,000	3,764,285
Compton USD
GO Bonds Series 2019 B	0.00%	06/01/36 (b)(d)	1,500,000	990,735
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	321,338
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	639,890
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	958,312
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)(c)	975,000	1,035,616
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (b)	1,130,000	1,363,887
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/22	145,000	159,626
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	839,701
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (b)	415,000	471,859
GO Bonds Series 2018	5.00%	08/01/38 (b)	500,000	567,785
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	436,068
Water Revenue COP Series 2019	4.00%	01/01/24	425,000	476,642
Water Revenue COP Series 2019	4.00%	01/01/25	435,000	501,403
Water Revenue COP Series 2019	4.00%	01/01/26	450,000	531,806
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	568,315
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	603,910
Water Revenue COP Series 2019	4.00%	01/01/29 (b)	505,000	618,837
Water Revenue COP Series 2019	4.00%	01/01/30 (b)	530,000	644,994
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	281,250
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	309,564
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	331,760
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	572,237
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22 (f)	1,230,000	1,341,401
Refunding GO Bonds Series 2020	5.00%	08/01/24 (f)	1,000,000	1,169,910
Refunding GO Bonds Series 2020	5.00%	08/01/26 (f)	1,200,000	1,495,068
Refunding GO Bonds Series 2020	5.00%	08/01/27 (f)	1,150,000	1,471,965
41
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
East Whittier SD
GO Bonds Series C	4.00%	08/01/45 (b)	2,715,000	3,152,251
GO Bonds Series C	4.00%	08/01/47 (b)	2,775,000	3,215,947
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (d)	1,250,000	1,072,625
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	496,004
Special Tax RB Series 2015	5.00%	09/01/23	775,000	884,887
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)(d)	1,000,000	336,350
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,030,833
Fremont UHSD
GO Bonds Series 2019A	5.00%	08/01/26	500,000	639,175
GO Bonds Series 2019A	5.00%	08/01/27	1,095,000	1,441,666
GO Bonds Series 2019B	5.00%	08/01/26	600,000	767,010
GO Bonds Series 2019B	5.00%	08/01/27	750,000	987,442
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,054,153
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,788,857
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (b)(d)	1,120,000	749,123
GO Bonds Series 2016A	0.00%	08/01/34 (b)(d)	1,900,000	1,208,704
GO Bonds Series 2016A	0.00%	08/01/35 (b)(d)	1,280,000	775,002
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,343,925
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,022,160
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/22	375,000	420,173
Refunding COP Series 2014A	5.00%	12/01/24 (b)	900,000	1,042,704
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	913,050
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	898,966
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	483,136
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	223,906
Refunding Bonds Series 2017	5.00%	04/01/28 (b)	230,000	292,562
Refunding Bonds Series 2017	5.00%	04/01/32 (b)	1,100,000	1,374,846
Refunding Bonds Series 2017	5.00%	04/01/34 (b)	1,215,000	1,509,382
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,190,988
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)(c)	1,000,000	1,018,890
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	751,142
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	3,071,034
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	885,869
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	940,232
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (b)	2,000,000	2,466,640
42
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,232,229
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,528,087
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	622,575
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	639,140
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (b)	685,000	807,800
GO Bonds Series B	5.00%	08/01/30 (b)	100,000	121,971
GO Bonds Series B	5.00%	08/01/31 (b)	200,000	243,076
GO Bonds Series B	5.00%	08/01/32 (b)	200,000	242,566
GO Bonds Series B	5.00%	08/01/33 (b)	225,000	272,120
GO Bonds Series B	5.00%	08/01/35 (b)	200,000	240,900
GO Bonds Series B	5.00%	08/01/37 (b)	770,000	923,938
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,467,051
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,880,070
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (b)	1,000,000	1,126,310
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	663,135
GO Refunding Bonds Series 2019	4.00%	08/01/27	500,000	616,030
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	790,650
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	772,446
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,626,560
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (b)	820,000	1,030,568
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/29 (b)	500,000	593,510
GO Bonds Series 2019	4.00%	08/01/30 (b)	430,000	507,447
GO Bonds Series 2019	4.00%	08/01/31 (b)	325,000	382,363
GO Bonds Series 2019	4.00%	08/01/32 (b)	335,000	393,508
GO Bonds Series 2019	4.00%	08/01/33 (b)	370,000	433,866
GO Bonds Series 2019	4.00%	08/01/34 (b)	600,000	700,500
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,131,858
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,615,442
Refunding RB Series 2020B	5.00%	05/15/24	6,260,000	7,314,747
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,450,000	4,496,725
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	473,106
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (b)	600,000	825,414
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,647,734
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	3,880,000	4,764,485
43
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	828,045
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,144,030
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (b)	3,825,000	4,933,294
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	30,263
Sub RB Series 2018D	5.00%	05/15/31 (b)	1,510,000	1,992,566
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,710,323
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (b)(e)	3,015,000	3,605,186
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,708,419
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,060,860
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,044,922
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	759,102
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,050,000	1,223,439
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	3,069,064
Los Angeles USD
GO Refunding Bonds Series 2017A	5.00%	07/01/27	5,150,000	6,678,983
Los Gatos
COP Series 2010	5.00%	08/01/21 (b)	500,000	506,030
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	791,741
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	915,987
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,708,842
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (b)	2,800,000	3,554,488
Monte Vista Wtr Dist
Revenue COP Series 2020A	5.00%	10/01/44 (b)	2,495,000	3,250,935
Revenue COP Series 2020A	4.00%	10/01/49 (b)	2,535,000	3,039,921
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	900,987
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/20	200,000	203,574
RB Series 2011A	5.00%	08/01/21	550,000	583,627
RB Series 2011A	5.75%	08/01/40 (b)	700,000	746,886
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/22	100,000	107,554
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	112,765
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	172,893
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	176,108
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	250,000	297,918
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (b)	200,000	241,414
Special Tax Refunding Bonds Series 2020	4.00%	09/01/29 (b)	250,000	301,290
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (b)	140,000	167,933
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (b)	285,000	340,951
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (b)	150,000	179,117
44
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)(c)	1,000,000	1,091,520
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	751,570
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,939,786
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	549,300
GO Bonds Series 2015A	5.00%	08/01/23	700,000	796,159
GO Bonds Series 2015A	5.00%	08/01/24	600,000	704,658
GO Bonds Series 2019A	5.00%	08/01/29 (b)	1,500,000	1,935,885
GO Bonds Series 2019A	5.00%	08/01/31 (b)	500,000	638,105
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,509,780
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (b)	250,000	328,910
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (b)	500,000	653,995
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (b)	660,000	859,525
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (b)	350,000	454,237
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (b)	725,000	937,548
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (b)	525,000	676,693
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	717,708
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	278,739
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (b)	2,000,000	2,447,620
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (b)	1,250,000	1,626,287
Lease Refunding RB Series 2018	5.00%	06/01/34 (b)	1,235,000	1,601,523
Lease Refunding RB Series 2018	5.00%	06/01/35 (b)	770,000	996,734
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	569,525
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,065,560
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,647,350
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,793,856
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	2,044,579
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (b)	1,030,000	1,318,678
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	3,169,075
Palo Alto
COP Series 2019A	5.00%	11/01/44 (b)	3,000,000	3,827,190
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	589,406
GO Bonds Series 2006D	5.00%	08/01/31 (b)	400,000	519,732
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (b)(d)	1,425,000	944,604
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	600,000	726,522
45
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	350,000	450,629
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	800,000	1,005,984
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (b)	770,000	980,379
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,663,400
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (c)	365,000	410,151
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27 (e)	4,895,000	6,237,650
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	662,083
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,336,112
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,131,480
Refunding RB Series 2019B	5.00%	05/01/24	650,000	761,429
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(d)	235,000	179,893
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)(c)	710,000	816,166
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,483,704
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	200,000	230,628
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,140,850
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)(c)	1,000,000	1,063,050
San Benito HSD
GO Bonds Series 2018	0.00%	08/01/40 (b)(d)	1,000,000	500,620
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	2,500,000	2,988,150
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (b)	2,500,000	2,551,400
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)(c)	1,675,000	1,780,357
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	827,367
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	651,249
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	427,312
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,220,270
San Diego Cnty Regional Airport Auth
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (b)	1,000,000	1,228,410
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20 (c)	800,000	800,000
Lease Refunding RB Series 2010A	5.00%	09/01/20 (c)	745,000	761,383
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,448,180
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	330,591
Refunding RB Series 2013A	5.00%	09/01/23	550,000	627,577
Refunding RB Series 2013A	5.00%	09/01/25 (b)	245,000	278,560
46
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (b)(d)	1,090,000	770,990
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	475,362
Refunding RB Series 2012A	5.00%	05/01/26 (b)	290,000	317,231
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,699,953
San Francisco Public Utilities Commission
Water RB Series 2011A	5.00%	11/01/20 (c)	2,360,000	2,428,558
Water RB Series 2017A	5.00%	11/01/36 (b)	2,000,000	2,373,220
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	304,588
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	150,000	179,322
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	165,000	197,015
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	305,000	363,298
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	511,154
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,521,831
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,164,714
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	366,167
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	379,785
San Jose
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	340,000	395,848
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (d)	1,490,000	1,312,705
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	60,000	73,616
GO Bonds Series B	5.00%	08/01/33 (b)	300,000	393,321
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/38 (b)	1,000,000	1,344,430
Go Refunding Bonds Series 2018	5.00%	09/01/39 (b)	1,045,000	1,401,617
GO Refunding Bonds Series 2018	5.00%	09/01/40 (b)	1,150,000	1,536,216
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,801,735
Wastewater RB Series 2019	5.00%	08/01/30 (b)	1,000,000	1,374,120
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (b)	190,000	248,062
RB Series 2020A	5.00%	05/01/34 (b)	225,000	292,595
RB Series 2020A	5.00%	05/01/36 (b)	500,000	646,805
RB Series 2020A	5.00%	05/01/37 (b)	250,000	322,665
Sanger USD
GO Bonds Series B	3.00%	08/01/45 (b)(f)	1,750,000	1,893,412
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/22	165,000	181,853
Lease RB Series 2014	3.00%	08/01/24	175,000	192,113
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	207,274
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	195,114
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	377,642
47
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	820,000	863,189
Lease RB Series 2018	5.00%	07/01/35 (b)	575,000	731,285
Lease RB Series 2018	5.00%	07/01/38 (b)	175,000	220,481
Santa Monica-Malibu USD
GO Bonds Series D	5.00%	08/01/39 (b)(c)	1,000,000	1,150,540
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (b)	250,000	311,578
GO Bonds Series 2018C	5.00%	08/01/35 (b)	300,000	373,329
GO Bonds Series 2018C	5.00%	08/01/36 (b)	900,000	1,118,079
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (b)	1,000,000	1,262,990
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,070,797
RB Series 2019	4.00%	07/01/25	1,270,000	1,465,339
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (d)	2,000,000	1,946,900
GO Bonds Series 2012B	0.00%	08/01/35 (b)(d)	250,000	158,440
GO Bonds Series 2012B	0.00%	08/01/37 (b)(d)	450,000	261,234
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	2,520,000	2,584,361
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	479,856
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,408,749
Susanville
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	465,797
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	638,744
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (b)	615,000	754,328
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (b)	680,000	825,010
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (b)	765,000	919,484
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	687,815
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	736,829
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	786,903
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	840,271
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(c)	950,000	1,022,247
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,266,010
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,800,413
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)(c)	1,875,000	1,963,781
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,354,596
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	392,618
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	569,750
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	748,147
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	796,493
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Yuba CCD
GO Bonds Series 2006C	0.00%	08/01/38 (d)(e)	5,055,000	3,481,277
Total Fixed-Rate Obligations
(Cost $411,788,526)				442,826,592

Variable-Rate Obligations 12.0% of net assets
CALIFORNIA 12.0%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	2.05%	04/01/45 (b)	5,000,000	5,122,050
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)(g)	500,000	503,855
Toll Bridge RB Series 2017H	2.13%	04/01/53 (b)(g)	3,000,000	3,165,480
Toll Bridge RB Series 2018A	2.63%	04/01/45 (b)(g)	3,000,000	3,289,770
California
GO Bonds Series 2005B5	1.18%	05/01/40 (a)(b)(h)	6,080,000	6,080,000
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.53%	12/01/27 (b)(e)	9,000,000	9,026,190
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.58%	12/01/29 (b)	3,250,000	3,265,795
GO Refunding Bonds Series 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.30%	05/01/20 (b)	1,000,000	1,000,330
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.52%	12/01/35 (b)	3,000,000	3,019,200
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(g)	3,325,000	3,549,105
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (b)(g)	3,000,000	3,880,830
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (b)(e)(g)	5,000,000	6,128,500
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)(g)	950,000	1,053,968
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (b)(g)	2,000,000	2,502,500
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	1.40%	07/01/46 (b)	2,450,000	2,449,853
Los Angeles
M/F Housing RB (Jordan Downs Apts) Series 2018A2	2.08%	01/01/22 (a)(b)(g)	2,800,000	2,825,592
Sacramento Housing Auth
M/F Housing RB (Imperial Tower) Series 2018C	2.15%	12/01/21 (a)(b)(g)	3,000,000	3,008,070
Total Variable-Rate Obligations
(Cost $58,879,533)				59,871,088

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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Short
US Long Bond (CBT) expires 06/19/20	24	(4,086,000)	(149,311)
US 10yr Note (CBT) expires 06/19/20	30	(4,042,500)	(51,608)
Net Unrealized Depreciation			(200,919)
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Refunded bond.
(d)	Zero coupon bond.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CBT —	Chicago Board of Trade
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$442,826,592	$—	$442,826,592
Variable-Rate Obligations[1]	—	59,871,088	—	59,871,088
Liabilities
Futures Contracts[2]	(200,919)	—	—	(200,919)
Total	($200,919)	$502,697,680	$—	$502,496,761
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $470,668,059)		$502,697,680
Deposits with brokers for futures contracts		193,129
Receivables:
Investments sold		3,758,687
Interest		4,636,823
Fund shares sold		653,525
Prepaid expenses	+	13,233
Total assets		511,953,077
Liabilities
Payables:
Investments bought - delayed-delivery		12,143,083
Investment adviser and administrator fees		79,524
Shareholder service fees		90,510
Fund shares redeemed		530,595
Distributions to shareholders		280,709
Due to custodian		86,391
Variation margin on futures contracts		200,836
Accrued expenses	+	89,087
Total liabilities		13,500,735
Net Assets
Total assets		511,953,077
Total liabilities	–	13,500,735
Net assets		$498,452,342
Net Assets by Source
Capital received from investors		465,879,864
Total distributable earnings		32,572,478

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$498,452,342		40,385,105		$12.34

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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Interest		$6,056,290
Expenses
Investment adviser and administrator fees		712,382
Shareholder service fees		565,422
Portfolio accounting fees		47,467
Professional fees		30,217
Registration fees		12,629
Independent trustees’ fees		7,704
Shareholder reports		6,811
Custodian fees		4,518
Transfer agent fees		3,673
Other expenses	+	5,010
Total expenses		1,395,833
Expense reduction by CSIM and its affiliates	–	231,482
Net expenses	–	1,164,351
Net investment income		4,891,939
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,595,508
Net realized losses on futures contracts	+	(1,087)
Net realized gains		1,594,421
Net change in unrealized appreciation (depreciation) on investments		4,541,018
Net change in unrealized appreciation (depreciation) on futures contracts	+	(212,882)
Net change in unrealized appreciation (depreciation)	+	4,328,136
Net realized and unrealized gains		5,922,557
Increase in net assets resulting from operations		$10,814,496
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$4,891,939	$10,102,489
Net realized gains		1,594,421	2,021,099
Net change in unrealized appreciation (depreciation)	+	4,328,136	17,717,750
Increase in net assets from operations		10,814,496	29,841,338
Distributions to Shareholders
Total distributions		($6,294,750)	($10,102,053)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,527,809	$67,149,181	12,803,790	$151,904,388
Shares reinvested		327,743	3,979,789	516,767	6,115,107
Shares redeemed	+	(5,344,083)	(64,698,719)	(7,262,901)	(85,403,200)
Net transactions in fund shares		511,469	$6,430,251	6,057,656	$72,616,295
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,873,636	$487,502,345	33,815,980	$395,146,765
Total increase	+	511,469	10,949,997	6,057,656	92,355,580
End of period		40,385,105	$498,452,342	39,873,636	$487,502,345
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Schwab U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 29, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For the period ended February 29, 2020, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.27%
Schwab California Tax-Free Bond Fund	0.30%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Tax-Free Bond Fund	$21,856,358	$—
Schwab California Tax-Free Bond Fund	5,846,395	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019 the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The current value and variation margin for futures contracts held at February 29, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Tax-Free Bond Fund	($3,574,183)	22
Schwab California Tax-Free Bond Fund	(4,477,821)	28

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2020, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$287,655,301	$227,720,356
Schwab California Tax-Free Bond Fund	185,136,064	174,030,655

9. Federal Income Taxes:
As of February 29, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Tax cost	$770,897,522	$470,705,111
Gross unrealized appreciation	$51,756,184	$31,996,195
Gross unrealized depreciation	(298,656)	(204,545)
Net unrealized appreciation (depreciation)	$51,457,528	$31,791,650
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2020. The tax-basis components of distributions paid during the fiscal year ended August 31, 2019, were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Tax-exempt income	$16,665,627	$10,102,053
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2019, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays California Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Barclays Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

67
Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-23
00242740

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

     (2)  Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

     (3) Not applicable.

(b)  A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached.  This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments

By:    _/s/ Jonathan de St. Paer   ___

Jonathan de St. Paer

Chief Executive Officer

Date: April 16, 2020 _____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     _ /s/ Jonathan de St. Paer   ___

Jonathan de St. Paer

Chief Executive Officer

Date:    _April 16, 2020_____

By:     _/s/ Mark Fischer______

Mark Fischer

Chief Financial Officer

Date:   _April 16, 2020____